                                          REGISTRATION NOS. 333-25549/811-02441

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                       -----------------------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
            Pre-Effective Amendment No.      [ ]
            Post Effective Amendment No. 18  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
            Amendment No. 125                [X]

                       -----------------------------------

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D
                           (EXACT NAME OF REGISTRANT)

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                   2727-A ALLEN PARKWAY, HOUSTON, TEXAS 77019
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 831-8470
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                -----------------

                         AMERICAN HOME ASSURANCE COMPANY
                               (NAME OF GUARANTOR)

                      175 WATER STREET, NEW YORK, NY 10038
         (ADDRESS OF GUARANTOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (212) 770-7000
               (GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               ------------------

                              LAUREN W. JONES, ESQ.
                      AMERICAN GENERAL LIFE COMPANIES, LLC
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                       -----------------------------------

It is proposed that this filing will become effective:

[X]   immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]   on [date] pursuant to paragraph (b) of Rule 485

[ ]   60 days after filing pursuant to paragraph (a) (1) of Rule 485

[ ]   on [date] pursuant to paragraph (a) (1) of Rule 485

Title of Securities Being Registered: (i) Units of interest in American General Life Insurance Company Separate Account D under WM Strategic Asset Manager variable annuity contracts, and (ii) a guarantee related to insurance obligations under certain of those contracts.

                           WM STRATEGIC ASSET MANAGER
                                   PROSPECTUS
                                   MAY 1, 2011
                 FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL
                      DEFERRED ANNUITY CONTRACTS OFFERED BY
                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                        ANNUITY ADMINISTRATION DEPARTMENT
                    P.O. BOX 1401, HOUSTON, TEXAS 77251-1401
        1-800-277-0914; 1-281-878-7409; HEARING IMPAIRED: 1-888-436-5257


American General Life Insurance Company ("AGL") is offering the flexible payment variable and fixed individual deferred annuity contracts (the "Contracts") described in this Prospectus. You may use AGL's Separate Account D ("Separate Account") for a variable investment return under the Contracts based on one or more of the following mutual funds that are a part of Principal Variable Contracts Funds, Inc. ("PVC"), a series mutual fund advised by Principal Management Corporation.


STRATEGIC ASSET MANAGEMENT ("SAM") PORTFOLIOS   ACCOUNTS
---------------------------------------------   ----------------------------------------------
-   SAM Balanced Portfolio                      -  Diversified International Account
-   SAM Conservative Balanced Portfolio         -  Equity Income Account
-   SAM Conservative Growth Portfolio           -  Income Account
-   SAM Flexible Income Portfolio               -  LargeCap Blend Account II
-   SAM Strategic Growth Portfolio              -  LargeCap Growth Account
                                                -  Money Market Account
                                                -  Short-Term Income Account
                                                -  SmallCap Growth Account II
                                                -  Government & High Quality Bond Account
                                                   (formerly named Mortgage Securities Account)
                                                -  Principal Capital Appreciation Account



Each of the mutual fund series offers Class 1 shares. You may also use AGL's guaranteed interest option. This option currently has one Guarantee Period, with a guaranteed interest rate.


We have designed this Prospectus to provide you with information that you should have before investing in the Contracts. Please read the Prospectus carefully and keep it for future reference. You should rely only on the information contained in this document and the current prospectus of PVC.


For additional information about the Contracts, you may request a copy of the Statement of Additional Information (the "SAI"), dated May 1, 2011. We have filed the SAI with the Securities and Exchange Commission ("SEC") and have incorporated it by reference into this Prospectus. The "Contents" of the SAI appears at the end of this variable annuity Prospectus. You may obtain a free copy of the SAI if you write or call AGL's Annuity Administration Department, PO Box 1401, Houston Texas 77251-1401. The telephone number is 1-800-277-0914. You may also obtain the SAI through the SEC's Web site at http://www.sec.gov.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT AVAILABLE IN ALL STATES.

The Contracts are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity is subject to investment risks, including possible loss of principal investment.

                                TABLE OF CONTENTS

DEFINITIONS....................................................................................    3
FEE TABLE  ....................................................................................    5
SUMMARY OF CONTRACT PROVISIONS.................................................................    6
           Minimum Investment Requirements.....................................................    7
           Purchase Payment Accumulation.......................................................    7
           Fixed and Variable Annuity Payments.................................................    7
           Changes in Allocations Among Divisions and Guarantee Periods........................    7
           Surrenders and Withdrawals..........................................................    8
           Cancellation Right..................................................................    8
           Death Proceeds......................................................................    8
           Limitations Imposed by Retirement Plans and Employers...............................    8
           Communications to Us................................................................    8
           Financial and Performance Information...............................................    8
SELECTED ACCUMULATION UNIT DATA (UNAUDITED)....................................................    9
FINANCIAL INFORMATION..........................................................................   10
AGL............................................................................................   10
AMERICAN HOME ASSURANCE COMPANY................................................................   11
SEPARATE ACCOUNT D.............................................................................   11
THE SERIES ....................................................................................   12
           Voting Privileges...................................................................   13
THE FIXED ACCOUNT..............................................................................   13
           Guarantee Periods...................................................................   13
           Crediting Interest..................................................................   14
           New Guarantee Periods...............................................................   14
CONTRACT ISSUANCE AND PURCHASE PAYMENTS........................................................   14
           Payments............................................................................   15
           Minimum Requirements................................................................   15
OWNER ACCOUNT VALUE............................................................................   15
           Variable Account Value..............................................................   15
           Fixed Account Value.................................................................   16
TRANSFER, AUTOMATIC REBALANCING, SURRENDER AND PARTIAL WITHDRAWAL OF OWNER ACCOUNT VALUE.......   16
           Transfers...........................................................................   16
           Automatic Rebalancing...............................................................   17
           Market Timing.......................................................................   17
           Surrenders..........................................................................   18
           Partial Withdrawals.................................................................   18
ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS.....................................................   19
           Annuity Commencement Date...........................................................   19
           Application of Owner Account Value..................................................   19
           Fixed and Variable Annuity Payments.................................................   19
           Annuity Payment Options.............................................................   20
           Election of Annuity Payment Option..................................................   20
           Available Annuity Payment Options...................................................   20
           Transfers...........................................................................   21
DEATH PROCEEDS.................................................................................   22
           Death Proceeds Before the Annuity Commencement Date.................................   22
           Death Proceeds After the Annuity Commencement Date..................................   23
           Proof of Death......................................................................   23
CHARGES UNDER THE CONTRACTS....................................................................   23
           Premium Taxes.......................................................................   23
           Surrender Charge....................................................................   23
           Special Surrender Charge Rules for Contracts Issued After October 1, 1998 and Before
                February 15, 2000..............................................................   25
           Special Surrender Charge Rules for Contracts Issued Before October 2, 1998..........   25
           Transfer Charges....................................................................   26
           Annual Contract Fee.................................................................   26
           Charge to the Separate Account......................................................   26
           Miscellaneous.......................................................................   26

           Systematic Withdrawal Plan..........................................................   26
           One-Time Reinstatement Privilege....................................................   27
           Reduction in Surrender Charges or Administrative Charges............................   27
LONG-TERM CARE AND TERMINAL ILLNESS............................................................   27
           Long-Term Care......................................................................   27
           Terminal Illness....................................................................   27
OTHER ASPECTS OF THE CONTRACTS.................................................................   27
           Owners, Annuitants, and Beneficiaries; Assignments..................................   27
           Reports.............................................................................   28
           Rights Reserved by Us...............................................................   28
           Payment and Deferment...............................................................   28
FEDERAL INCOME TAX MATTERS.....................................................................   29
           General.............................................................................   29
           Non-Qualified Contracts.............................................................   29
           Individual Retirement Annuities ("IRAs")............................................   31
           Roth IRAs...........................................................................   32
           Simplified Employee Pension Plans...................................................   33
           Simple Retirement Accounts..........................................................   33
           Other Qualified Plans...............................................................   33
           Private Employer Unfunded Deferred Compensation Plans...............................   34
           Federal Income Tax Withholding and Reporting........................................   35
           Taxes Payable by AGL and the Separate Account.......................................   35
DISTRIBUTION ARRANGEMENTS......................................................................   35
SERVICE AGREEMENTS.............................................................................   35
LEGAL MATTERS..................................................................................   36
OTHER INFORMATION ON FILE......................................................................   36
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION................................................   36


DEFINITIONS

WE, OUR AND US - American General Life Insurance Company ("AGL").

YOU AND YOUR - a reader of this Prospectus who is contemplating making purchase payments or taking any other action in connection with a Contract. This is generally the Owner of a Contract.

ACCOUNT VALUE - the sum of your Fixed Account Value and your Variable Account Value after deduction of any fees. We may subtract certain other charges from your Account Value in the case of transfers or distribution of your Account Value.

ACCUMULATION UNIT - a measuring unit used in calculating your interest in a Division of Separate Account D before the Annuity Commencement Date.

ANNUITANT - the person named as annuitant in the application for a Contract and on whose life annuity payments may be based.

ANNUITY ADMINISTRATION DEPARTMENT - our annuity service center in our Home Office to which you should direct all purchase payments, requests, instructions and other communications. Our Annuity Administration Department mailing address is PO Box 1401, Houston, Texas 77251-1401.

ANNUITY COMMENCEMENT DATE - the date on which we begin making payments under an Annuity Payment Option, unless you elect a single sum payment instead.

ANNUITY PAYMENT OPTION - one of the ways in which you can request us to make annuity payments to you. An Annuity Payment Option will control the amount of each payment, how often we make payments, and for how long we make payments.

ANNUITY PERIOD - the period of time during which we make annuity payments under an Annuity Payment Option.

ANNUITY UNIT - a measuring unit used to calculate the amount of Variable Annuity Payments.

BENEFICIARY - the person who will receive any proceeds due under a Contract following the death of an Owner or an Annuitant.

CODE - the Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT - a person whom you designate under a Non-Qualified Contract to become the Annuitant if the Annuitant dies before the Annuity Commencement Date and the Contingent Annuitant is alive when the Annuitant dies.

CONTINGENT BENEFICIARY - a person whom you designate to receive any proceeds due under a Contract following the death of an Owner or an Annuitant, if the Beneficiary has died but the Contingent Beneficiary is alive when the proceeds become payable.

CONTRACT - an individual annuity Contract offered by this Prospectus.

CONTRACT ANNIVERSARY - each anniversary of the date of issue of the Contract.

CONTRACT YEAR - each year beginning with the date of issue of the Contract.

DIVISION - one of the several different investment options into which Separate Account D is divided. Each Division invests in shares of a Series.

FIXED ACCOUNT - the name of the investment option that allows you to allocate purchase payments to AGL's General Account.

FIXED ACCOUNT VALUE - the sum of your net purchase payments and transfers in the Fixed Account, plus accumulated interest, less any partial withdrawals and transfers you make out of the Fixed Account.

FIXED ANNUITY PAYMENTS - annuity payments that are fixed in amount and do not vary with the investment experience of any Division of Separate Account D.

GENERAL ACCOUNT - all assets of AGL other than those in Separate Account D or any other legally segregated separate account established by AGL.

GUARANTEED INTEREST RATE - the rate of interest we credit during any Guarantee Period, on an effective annual basis.

GUARANTEE PERIOD - the period for which we credit a Guaranteed Interest Rate.

HOME OFFICE - our office at the following address and phone number: American General Life Insurance Company, Annuity Administration Department, PO Box 1401, Houston, Texas 77251-1401; 1-800-277-0914 or 1-281-878-7409.

INVESTMENT COMPANY ACT OF 1940 ("1940 ACT") - a federal law governing the operations of investment companies such as the Series and the Separate Account.

NON-QUALIFIED - not eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by Sections 401, 403, 408 or 408A of the Code.

OWNER - the holder of record of a Contract, except that the employer or trustee may be the Owner of the Contract in connection with a retirement plan.

QUALIFIED - eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by Sections 401, 403, 408 or 408A of the Code.

SEPARATE ACCOUNT - the segregated asset account of AGL named Separate Account D, which receives and invests purchase payments under the Contracts.

SERIES - an individual portfolio of a mutual fund that you may choose for investment under the Contracts. Currently, the Series are the Portfolios and the Funds of the WM Variable Trust.

SURRENDER CHARGE - a charge for sales expenses that we may assess when you surrender a Contract or receive payment of certain other amounts from a Contract.

VALUATION DATE - a day when we are open for business. However, a day is not a Valuation Date, if the Series in which a Division invests does not calculate the value of its shares on that day.

VALUATION PERIOD - the period that starts at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the New York Stock Exchange on the next Valuation Date.

VARIABLE ACCOUNT VALUE - the sum of your account values in the Separate Account Divisions. Your account value in a Separate Account Division equals the value of a Division's Accumulation Unit multiplied by the number of Accumulation Units you have in that Division.

VARIABLE ANNUITY PAYMENTS - annuity payments that vary in amount based on the investment earnings and losses of one or more of the Divisions.

WRITTEN - signed, dated, and in a form satisfactory to us and received at our Home Office. (See "Summary of Contract Provisions - Communications to Us.") You must use special forms we or your sales representative provide to elect an Annuity Option or exercise your one-time reinstatement privilege.

FEE TABLE

The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted if applicable.

OWNER TRANSACTION CHARGES

Front-End Sales Charge Imposed on Purchases....................       0%
Maximum Surrender Charge(1)....................................     7.0%
(computed as a percentage of purchase payments surrendered)
Transfer Fee...................................................   $  25(2)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

ANNUAL CONTRACT FEE(3).........................................   $  35

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Variable
Account Value)

Mortality and Expense Risk Charge..............................    1.25%
Administrative Expense Charge..................................    0.15%
                                                                  -----
Total Separate Account Annual Expenses.........................    1.40%
                                                                  =====

PORTFOLIO AND UNDERLYING FUND EXPENSES

The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Mutual Fund.


TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES              MINIMUM  MAXIMUM
-------------------------------------------------------  -------  -------
(Expenses that are deducted from the assets of a Mutual
Fund, including management fees, distribution and/or
service (12b-1) fees, and other expenses)                 0.46%    1.05%


----------

(1) This charge does not apply or is reduced under certain circumstances. See "Surrender Charge."

(2) You may make up to 12 transfers each Contract Year before the Annuity Commencement Date without charge, but additional transfers will be subject to a $25 charge.

(3) This charge is waived for cumulative premiums of $50,000 or more and does not apply during the Annuity Period.

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and the Variable Account Option fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) This example applies to Contract Owners who purchased their Contracts after February 14, 2000. The 15% free withdrawal under these Contracts is available in the first year (see "Charges Under the Contracts" for more information). If you surrender your Contract at the end of the applicable time period:


                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
Maximum                      $852     $1,214    $1,687   $2,862


(2) This example applies to Contract Owners who purchased their Contracts after October 1, 1998 and before February 15, 2000. The 15% free withdrawal under these Contracts is not available until the second year (see "Charges Under the Contracts" for more information). If you surrender your Contract at the end of the applicable time period:


                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
Maximum                      $957    $1,214    $1,687     $2,862


(3) This example applies to Contract Owners who purchased their Contracts before October 2, 1998. The 10% free withdrawal under these Contracts is not available until the second year (see "Charges Under the Contracts" for more information). If you surrender your Contract at the end of the applicable time period:


                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
Maximum                      $957     $1,239    $1,707    $2,862


(4) If you do not surrender your Contract:


                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
Maximum                      $257     $789      1,347     $2,862


Note: These examples should not be considered representations of past or future expenses for AGL Separate Account D or for any Series. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

SUMMARY OF CONTRACT PROVISIONS

You should read this summary together with the other information in this Prospectus.

The purpose of the Contracts is to provide retirement benefits through

   -     the accumulation of purchase payments on a fixed or variable basis; and

   - the application of such accumulations to provide Fixed or Variable Annuity Payments.

MINIMUM INVESTMENT REQUIREMENTS

Your initial purchase payment must be at least $2,000, if you are buying a Qualified Contract, and $5,000, if you are buying a Non-Qualified Contract. (See "Federal Income Tax Matters" for a discussion of the various tax aspects involved in purchasing Qualified and Non-Qualified Contracts.) The amount of any subsequent purchase payment that you make must be at least $100. If your Account Value falls below $500, we may cancel your Contract and treat it as a full surrender. We also may transfer funds, without charge, from a Division (other than the Money Market Fund Division) or Guarantee Period under your Contract to the Money Market Fund Division, if the Account Value of that Division or Guarantee Period falls below $500. (See "Contract Issuance and Purchase Payments.")

Minimum Investment Requirements in Oregon. The preceding paragraph applies to all Contracts, including those purchased in Oregon. However, beginning November 20, 2000, if you purchase a Contract in Oregon, you may make only one purchase payment. The purchase payment is the sum of:

   -     the amount we receive on the date of issue of your Contract; and

   - any amount of transfers or exchanges which you already requested to be paid to us as of the date of issue, but we have not received by that date.

PURCHASE PAYMENT ACCUMULATION

We accumulate purchase payments on a variable or fixed basis until the Annuity Commencement Date.

For variable accumulation, you may allocate part or all of your Account Value to one or more of the 15 available Divisions of the Separate Account. Each Division invests solely in shares of one of 15 corresponding Series. (See "The Series.") The value of accumulated purchase payments allocated to a Division increases or decreases, as the value of the investments in a Series' shares increases or decreases, subject to reduction by charges and deductions. (See "Variable Account Value.")

For fixed accumulation, you may allocate part or all of your Account Value to one or more of the Guarantee Periods available in our Fixed Account at the time you make your allocation. Each Guarantee Period is for a different period of time and has a different Guaranteed Interest Rate. The value of accumulated purchase payments increases at the Guaranteed Interest Rate applicable to that Guarantee Period. (See "The Fixed Account.")

FIXED AND VARIABLE ANNUITY PAYMENTS

You may elect to receive Fixed or Variable Annuity Payments or a combination of Payments beginning on the Annuity Commencement Date. Fixed Annuity Payments are periodic payments from AGL in a fixed amount guaranteed by AGL. The amount of the Payments will depend on the Annuity Payment Option chosen, the age, and in some cases, the gender of the Annuitant, and the total amount of Account Value applied to the fixed Annuity Payment Option.

Variable Annuity Payments are similar to Fixed Annuity Payments, except that the amount of each periodic payment from AGL will vary reflecting the net investment return of the Division or Divisions you selected under your variable Annuity Payment Option. The payment for a given month will exceed the previous month's payment, if the net investment return for a given month exceeds the assumed interest rate used in the Contract's annuity tables. The monthly payment will be less than the previous payment, if the net investment return for a month is less than the assumed interest rate. The assumed interest rate used in the Contract's annuity tables is 3.5%. AGL may offer other forms of the Contract with a lower assumed interest rate and reserves the right to discontinue the offering of the higher interest rate form of Contract. (See "Annuity Period and Annuity Payment Options.")

CHANGES IN ALLOCATIONS AMONG DIVISIONS AND GUARANTEE PERIODS

Before the Annuity Commencement Date, you may change your allocation of future purchase payments to the various Divisions and Guarantee Periods, without charge.

In addition, you may reallocate your Account Value among the Divisions and Guarantee Periods before the Annuity Commencement Date. However, you are limited in the amount that you may transfer out of a Guarantee Period. See "Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value -- Transfers," for these and other conditions of transfer.

After the Annuity Commencement Date, you may make transfers from a Division to another Division or to a fixed Annuity Payment Option. However, you may not make transfers from a fixed Annuity Payment Option. (See "Annuity Period and Annuity Payment Options - Transfers.")

SURRENDERS AND WITHDRAWALS

You may make a total surrender of or partial withdrawal from your Contract at any time before the Annuity Commencement Date by Written request to us. A surrender or partial withdrawal may require you to pay a Surrender Charge, and some surrenders and partial withdrawals may require you to pay tax penalties. (See "Surrenders and Partial Withdrawals.")

CANCELLATION RIGHT

You may cancel your Contract by delivering it or mailing it with a Written cancellation request to our Home Office or to your sales representative, before the close of business on the 10th day after you receive the Contract. In some states the Contract provides for a 20 or 30 day period.

We will refund to you, in most states, the sum of:

   -     your Account Value; and

   -     any premium taxes and Annual Contract Fee that have been deducted.

Some states require us to refund the sum of your purchase payments only if it is larger than the amount just described. In all other states, we refund the sum of your purchase payments.

DEATH PROCEEDS

If the Annuitant or Owner dies before the Annuity Commencement Date, we will pay a benefit to the Beneficiary. (See "Death Proceeds Before the Annuity Commencement Date.")

LIMITATIONS IMPOSED BY RETIREMENT PLANS AND EMPLOYERS

An employer or trustee who is the Owner under a retirement plan may limit certain rights you would otherwise have under a Contract. These limitations may restrict total and partial withdrawals, the amount or timing of purchase payments, the start of annuity payments, and the type of annuity options that you may select. You should familiarize yourself with the provisions of any retirement plan in which a Contract is used. We are not responsible for monitoring or assuring compliance with the provisions of any retirement plan.

COMMUNICATIONS TO US

You should include, in communications to us, your Contract number, your name, and, if different, the Annuitant's name. You may direct communications to the addresses and phone numbers on the first page of this Prospectus.

We will consider purchase payments or other communications to be received at our Home Office on the date we actually receive them, if they are in proper form. However, we will consider purchase payments to be received on the next Valuation Date if we receive them (1) after the close of regular trading on The New York Stock Exchange or (2) on a date that is not a Valuation Date.

FINANCIAL AND PERFORMANCE INFORMATION

We include financial statements of AGL, American Home Assurance Company and the WM Strategic Asset Manager Divisions of Separate Account D in the SAI. (See "Contents of Statement of Additional Information.") The Separate Account financial statements include information only about the Divisions that invest in the Portfolios and Funds of PVC.

From time to time, the Separate Account may include in advertisements and other sales materials several types of performance information for the Divisions. This information may include "average annual total return," "total return," and "cumulative total return." The Money Market Fund Division may also advertise "effective yield."

SELECTED ACCUMULATION UNIT DATA (UNAUDITED)

The following tables show the Accumulation Unit ("AU") value for the Divisions available with the Contracts on the date purchase payments were first allocated to each Division. It also shows the Accumulation Unit values and the number of Accumulation Units outstanding at the end of each calendar year for the last ten years or since the Division began operations (May 5, 2000 for the MidCap Stock Account Division).


                                                                                                  NUMBER OF UNITS
                                                                        UNIT VALUE   UNIT VALUE   OUTSTANDING AT
DIVISION                                                         YEAR     AT 1/1      AT 12/31         12/31
SAM Balanced Portfolio                                           2010     $ 9.49       $10.64         3,156,848
                                                                 2009     $ 7.77       $ 9.49         4,200,867
                                                                 2008     $10.68       $ 7.77         6,281,402
                                                                 2007     $ 9.97       $10.68        12,648,509
                                                                 2006     $ 9.14       $ 9.97        19,470,713
                                                                 2005     $ 8.74       $ 9.14        24,705,106
                                                                 2004     $ 8.05       $ 8.74        28,412,338
                                                                 2003     $ 6.65       $ 8.05        31,038,324
                                                                 2002     $ 7.39       $ 6.65        34,906,845
                                                                 2001     $ 7.49       $ 7.39        40,969,356
SAM Conservative Balanced Portfolio 3                            2010     $ 7.26       $ 8.01           223,531
                                                                 2009     $ 6.08       $ 7.26           338,594
                                                                 2008     $ 7.63       $ 6.08           476,048
                                                                 2007     $ 7.20       $ 7.63           908,866
                                                                 2006     $ 6.71       $ 7.20         1,493,185
                                                                 2005     $ 6.50       $ 6.71         1,931,866
                                                                 2004     $ 6.09       $ 6.50         2,164,179
                                                                 2003     $ 5.28       $ 6.09         2,035,585
                                                                 2002     $ 5.48       $ 5.28         2,261,547
                                                                 2001     $ 5.42       $ 5.48         2,351,794
SAM Conservative Growth Portfolio                                2010     $ 9.27       $10.54         2,491,839
                                                                 2009     $ 7.48       $ 9.27         3,081,473
                                                                 2008     $11.34       $ 7.48         4,236,853
                                                                 2007     $10.53       $11.34         7,865,025
                                                                 2006     $ 9.51       $10.53        12,615,027
                                                                 2005     $ 9.01       $ 9.51        16,108,452
                                                                 2004     $ 8.18       $ 9.01        18,998,377
                                                                 2003     $ 6.44       $ 8.18        21,673,180
                                                                 2002     $ 7.73       $ 6.44        26,163,600
                                                                 2001     $ 8.13       $ 7.73        33,856,564
Equity Income Account                                            2010     $ 8.36       $ 9.57           468,596
                                                                 2009     $ 7.06       $ 8.36           598,322
                                                                 2008     $10.84       $ 7.06           801,506
                                                                 2007     $10.45       $10.84         1,727,148
                                                                 2006     $ 8.97       $10.45         2,465,206
                                                                 2005     $ 8.25       $ 8.97         2,685,742
                                                                 2004     $ 7.02       $ 8.25         2,719,921
                                                                 2003     $ 5.47       $ 7.02         2,828,241
                                                                 2002     $ 6.34       $ 5.47         3,088,847
                                                                 2001     $ 5.96       $ 6.34         3,246,150
SAM Flexible Income Portfolio                                    2010     $ 8.66       $ 9.43           600,255
                                                                 2009     $ 7.32       $ 8.66           806,531
                                                                 2008     $ 8.61       $ 7.32         1,269,379
                                                                 2007     $ 8.23       $ 8.61         2,612,552
                                                                 2006     $ 7.81       $ 8.23         3,943,217
                                                                 2005     $ 7.66       $ 7.81         5,803,431
                                                                 2004     $ 7.29       $ 7.66         6,865,841
                                                                 2003     $ 6.53       $ 7.29         7,868,316
                                                                 2002     $ 6.48       $ 6.53         9,808,934
                                                                 2001     $ 6.27       $ 6.48         8,182,975
Diversified International Account                                2010     $ 5.67       $ 6.33           119,291
                                                                 2009     $ 4.52       $ 5.67           162,556
                                                                 2008     $ 8.52       $ 4.52           180,761
                                                                 2007     $ 7.44       $ 8.52           313,386
                                                                 2006     $ 6.26       $ 7.44           458,616
                                                                 2005     $ 5.39       $ 6.26           518,465
                                                                 2004     $ 4.81       $ 5.39           524,395
                                                                 2003     $ 3.60       $ 4.81           560,816
                                                                 2002     $ 4.33       $ 3.60           643,141
                                                                 2001     $ 5.34       $ 4.33           781,328
Money Market Account                                             2010     $ 6.15       $ 6.07           370,805
                                                                 2009     $ 6.23       $ 6.15           547,566
                                                                 2008     $ 6.16       $ 6.23           704,614
                                                                 2007     $ 5.95       $ 6.16           852,477
                                                                 2006     $ 5.78       $ 5.95         1,276,306
                                                                 2005     $ 5.72       $ 5.78         1,204,188
                                                                 2004     $ 5.75       $ 5.72         1,419,380
                                                                 2003     $ 5.79       $ 5.75         2,191,061
                                                                 2002     $ 5.79       $ 5.79         3,980,318
                                                                 2001     $ 5.66       $ 5.79         3,412,876
Short Term Income Account                                        2010     $ 7.35       $ 7.55            54,951
                                                                 2009     $ 6.78       $ 7.35            63,202
                                                                 2008     $ 6.91       $ 6.78            84,739
                                                                 2007     $ 6.71       $ 6.91           171,382
                                                                 2006     $ 6.51       $ 6.71           270,706
                                                                 2005     $ 6.49       $ 6.51           431,283
                                                                 2004     $ 6.45       $ 6.49           582,836
                                                                 2003     $ 6.20       $ 6.45           683,337
                                                                 2002     $ 5.92       $ 6.20           816,941
                                                                 2001     $ 5.55       $ 5.92           520,841
SmallCap Growth Account II                                       2010     $ 4.88       $ 6.10           146,238
                                                                 2009     $ 3.75       $ 4.88           171,040
                                                                 2008     $ 6.47       $ 3.75           195,859
                                                                 2007     $ 6.25       $ 6.47           298,647
                                                                 2006     $ 5.93       $ 6.25           477,041
                                                                 2005     $ 6.12       $ 5.93           585,522
                                                                 2004     $ 5.93       $ 6.12           776,893
                                                                 2003     $ 3.51       $ 5.93           927,137
                                                                 2002     $ 6.73       $ 3.51         1,002,627
                                                                 2001     $ 7.83       $ 6.73         1,240,993
SAM Strategic Growth Portfolio                                   2010     $ 9.60       $11.02           949,433
                                                                 2009     $ 7.64       $ 9.60         1,444,983
                                                                 2008     $12.38       $ 7.64         1,533,411
                                                                 2007     $11.46       $12.38         2,774,475
                                                                 2006     $10.28       $11.46         4,197,173
                                                                 2005     $ 9.68       $10.28         5,446,225
                                                                 2004     $ 8.70       $ 9.68         6,436,098
                                                                 2003     $ 6.63       $ 8.70         7,264,859
                                                                 2002     $ 8.46       $ 6.63         8,646,313
                                                                 2001     $ 9.15       $ 8.46        11,050,599

                                                                                             NUMBER OF UNITS
                                                                   UNIT VALUE   UNIT VALUE   OUTSTANDING AT
DIVISION                                                    YEAR     AT 1/1      AT 12/31         12/31
----------------                                            ----   ----------   ----------   ---------------
LargeCap Blend Account II                                   2010     $ 5.76       $ 6.43          629,069
                                                            2009     $ 4.50       $ 5.76          770,625
                                                            2008     $ 7.18       $ 4.50          984,167
                                                            2007     $ 6.92       $ 7.18        1,985,545
                                                            2006     $ 6.28       $ 6.92        3,185,003
                                                            2005     $ 6.16       $ 6.28        4,258,719
                                                            2004     $ 5.73       $ 6.16        5,015,663
                                                            2003     $ 4.58       $ 5.73        5,917,061
                                                            2002     $ 5.89       $ 4.58        7,300,111
                                                            2001     $ 6.19       $ 5.89        9,551,973


LargeCap Growth Account                                     2010     $ 5.90       $ 6.88          637,995
                                                            2009     $ 4.71       $ 5.90          771,333
                                                            2008     $ 8.40       $ 4.71          960,028
                                                            2007     $ 6.90       $ 8.40        1,649,245
                                                            2006     $ 6.67       $ 6.90        2,464,322
                                                            2005     $ 6.30       $ 6.67        3,259,242
                                                            2004     $ 5.90       $ 6.30        4,064,538
                                                            2003     $ 4.63       $ 5.90        4,884,654
                                                            2002     $ 6.81       $ 4.63        5,917,083
                                                            2001     $ 9.73       $ 6.81        8,330,605
Income Account                                              2010     $ 8.48       $ 9.09          164,960
                                                            2009     $ 7.27       $ 8.48          247,845
                                                            2008     $ 7.63       $ 7.27          344,011
                                                            2007     $ 7.31       $ 7.63          723,096
                                                            2006     $ 7.07       $ 7.31        1,060,957
                                                            2005     $ 7.00       $ 7.07        1,403,063
                                                            2004     $ 6.72       $ 7.00        1,634,050
                                                            2003     $ 6.21       $ 6.72        2,087,184
                                                            2002     $ 5.75       $ 6.21        2,221,945
                                                            2001     $ 5.39       $ 5.75        1,824,298
Government & High Quality Bond Account                      2010     $ 7.68       $ 8.01          204,572
                                                            2009     $ 7.31       $ 7.68          276,183
                                                            2008     $ 7.08       $ 7.31          368,425
                                                            2007     $ 6.74       $ 7.08          870,538
                                                            2006     $ 6.54       $ 6.74        1,358,726
                                                            2005     $ 6.49       $ 6.54        1,909,404
                                                            2004     $ 6.34       $ 6.49        2,401,347
                                                            2003     $ 6.30       $ 6.34        3,935,172
                                                            2002     $ 5.86       $ 6.30        6,054,655
                                                            2001     $ 5.52       $ 5.86        3,747,398
Principal Capital Appreciation Account                      2010     $10.64       $12.10          362,690
                                                            2009     $ 8.31       $10.64          421,397
                                                            2008     $12.64       $ 8.31          577,127
                                                            2007     $11.79       $12.64        1,175,063
                                                            2006     $10.68       $11.79        1,718,444
                                                            2005     $ 9.97       $10.68        2,054,268
                                                            2004     $ 8.95       $ 9.97        2,329,097
                                                            2003     $ 6.33       $ 8.95        2,486,638
                                                            2002     $ 8.29       $ 6.33        2,712,340
                                                            2001     $ 7.86       $ 8.29        3,331,295


FINANCIAL INFORMATION

Please see the first page of this Prospectus for information on how to obtain a copy of the SAI. You should consider the financial statements of AGL only as bearing on the ability of AGL to meet its contractual obligations under the Contracts. The financial statements do not bear on the investment performance of the Separate Account. (See "Contents of Statement of Additional Information.")

The financial statements of the WM Strategic Asset Manager Divisions of Separate Account D also appear in the SAI. They provide financial information about the WM Strategic Asset Manager Divisions that invest in the Series of PVC. (See "Contents of Statement of Additional Information.")

AMERICAN GENERAL LIFE INSURANCE COMPANY

We are American General Life Insurance Company ("AGL"). AGL is a stock life insurance company organized under the laws of the State of Texas. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is a successor in interest to a company originally organized under the laws of the State of Delaware on January 10, 1917. AGL is an indirect, wholly-owned subsidiary of American International Group, Inc. American International Group, Inc., a Delaware corporation, is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. American General Life Companies is the marketing name for the insurance companies and affiliates comprising the domestic life operations of American International Group, Inc., including AGL. The commitments under the Contracts are AGL's, and American International Group, Inc. has no legal obligation to back those commitments.

On August 29, 2001, SunAmerica Financial Group, Inc. ("SAFG"), formerly AIG Life Holdings (US), Inc., a holding company and AGL's indirect parent company, was acquired by American International Group, Inc., a Delaware corporation ("AIG"). As a result, AGL is an indirect, wholly-owed subsidiary of AIG. AIG is a leading international insurance organization with operations in more than 130 countries and jurisdictions. AIG companies serve commercial, institutional and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange, as well as the stock exchanges in Ireland and Tokyo.



On September 22, 2008, AIG entered into a revolving credit facility ("FRBNY Credit Facility") with the Federal Reserve Bank of New York ("NY Fed"). In connection with the FRBNY Credit Facility, on March 4, 2009, AIG issued its Series C Perpetual, Convertible, Participating Preferred Stock (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"). The Series C shares were entitled to approximately 77.8% of the voting power of AIG's outstanding stock.



On January 14, 2011, AIG completed a series of previously announced integrated transactions (the "Recapitalization") to recapitalize AIG. In the Recapitalization, AIG repaid the Federal Reserve Bank of New York ("NY Fed") approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock and subsequently transferred to the U.S. Department of the Treasury (the "Treasury Department") and the Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, (ii) AIG's Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functions as a $2 billion commitment to provide funding that AIG will have the discretion and option to use). As a result of the Recapitalization, the Treasury Department is a majority shareholder of AIG Common Stock. These transactions do not alter the Company's obligations to you. It is expected that over time the Treasury Department will sell its shares of AIG Common Stock on the open market. More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission at www.sec.gov.


AMERICAN HOME ASSURANCE COMPANY

Certain insurance obligations under the Contracts are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home"), an affiliate of AGL. Insurance obligations include, without limitation, payout options with lifetime guarantees, death benefits and Contract values invested in the Fixed Account. The guarantee does not guarantee Contract value or the investment performance of the variable investment options available under the Contracts. The guarantee provides that Contract owners can enforce the guarantee directly.

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee was terminated for prospectively issued Contracts. The Guarantee will not cover any Contracts with a date of issue later than the Point of Termination. The Guarantee will continue to cover Contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such Contracts are satisfied in full.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of AIG and an affiliate of AGL.

SEPARATE ACCOUNT D


AGL established Separate Account D on November 19, 1973. The Separate Account has 97 Divisions, 15 of which are available under the Contracts offered by this Prospectus. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act.


Each Division of the Separate Account is part of AGL's general business. The assets of the Separate Account belong to AGL. Under Texas law and the terms of the Contracts, the assets of the Separate Account will not be chargeable with liabilities arising out of any other business that AGL may conduct. These assets will be held exclusively to meet AGL's obligations under variable annuity Contracts. Furthermore, AGL credits or charges the Separate Account with the income, gains, and losses from the Separate Account's assets, whether or not realized, without regard to other income, gains, or losses of AGL.

THE SERIES

The Separate Account has 15 Divisions funding the variable benefits under the Contracts. These Divisions invest in shares of 15 Series (the five SAM Portfolios and the 10 Accounts) of PVC.

The five "SAM Portfolios" are funded by Series that operate differently from the other 10 "Accounts." You should carefully read the information described in this section of this prospectus. You can also find more information about the Series in PVC's prospectus.

PVC offers Class I shares of these Series, without sales charges, to Separate Account D. PVC may also offer shares to variable annuity and variable life insurance separate accounts of insurers that are not affiliated with AGL. We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict.

For example, violation of the federal tax laws by one separate account investing in PVC could cause the Contracts or other contracts funded through another separate account to lose their tax deferred status. Such a result might require us to take remedial action. A separate account may have to withdraw its participation in PVC, if a material irreconcilable conflict arises among separate accounts. In such event, PVC may have to liquidate portfolio securities at a loss to pay for a separate account's redemption of Trust shares. At the same time, PVC's Board of Directors and AGL will monitor events for any material irreconcilable conflicts that may possibly arise and determine what action, if any, to take to remedy or eliminate the conflict.

We automatically reinvest any dividends or capital gain distributions that we receive on shares of the Series held under Contracts. We reinvest at the Series' net asset value on the date payable. Dividends and distributions will reduce the net asset value of each share of the corresponding Series and increase the number of shares outstanding of the Series by an equivalent value. However, these dividends and distributions do not change your Account Value.

The names of the Series of PVC in which the available Divisions invest are as follows:


STRATEGIC ASSET MANAGEMENT ("SAM") PORTFOLIOS   ACCOUNTS
---------------------------------------------   -----------------------------------------
-  SAM Balanced Portfolio                       -  Diversified International Account
-  SAM Conservative Balanced Portfolio          -  Equity Income Account
-  SAM Conservative Growth Portfolio            -  Income Account
-  SAM Flexible Income Portfolio                -  LargeCap Blend Account II
-  SAM Strategic Growth Portfolio               -  LargeCap Growth Account
                                                -  Money Market Account
                                                -  Short-Term Income Account
                                                -  SmallCap Growth Account II
                                                -  Government & High Quality Bond Account
                                                -  Principal Capital Appreciation Account



Principal Management Corporation is the investment advisor of each Series of PVC. Edge Asset Management, Inc. is the sub-advisor of the SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, Equity Income Account, SAM Flexible Income Portfolio, Income Account, Government & High Quality Bond Account, Short-Term Income Account, SAM Strategic Growth Portfolio, and the Principal Capital Appreciation Account. Principal Global Investors, LLC is the sub-advisor for the Diversified International Account and the Money Market Account. T. Rowe Price Associates, Inc. and ClearBridge Advisors are the sub-advisors for the LargeCap Blend Account II. Columbus Circle Investors is the sub-advisor for the LargeCap Growth Account. Emerald Advisers, Inc. and Essex Investment Management Company, LLC each sub-advise the SmallCap Growth Account II. Principal Funds Distributor, Inc. is the distributor of shares of each Series of PVC. None of these companies are affiliated with AGL.


Before selecting any Division, you should carefully read the PVC prospectus. The PVC prospectus discusses detailed information about the Series in which each Division invests, including investment objectives and policies, charges and expenses. The PVC prospectus also provides detailed information about PVC's allocation of the assets of each Portfolio in the "Underlying Funds", and about the predetermined investment limits. Each Portfolio will invest in different combinations of the Underlying Funds.

You may obtain additional copies of this Prospectus or PVC's prospectus by contacting AGL's Annuity Administration Department at the addresses and phone numbers on the first page of this Prospectus.

VOTING PRIVILEGES

The following people may give us voting instructions for Series shares held in the Separate Account Divisions attributable to their Contract:

   -     You, as the Owner, before the Annuity Commencement Date, and

   -     The Annuitant or other payee, during the Annuity Period.

We will vote according to such instructions at meetings of shareholders of the Series.

We will determine who is entitled to give voting instructions and the number of votes for which they may give directions as of the record date for a meeting. We will calculate the number of votes in fractions. We will calculate the number of votes for any Series as follows:

   - For each Owner before the Annuity Commencement Date, we will divide (1) the Owner's Variable Account Value invested in the corresponding Division by (2) the net asset value of one share of that Series;

   -     For each Annuitant or payee during the Annuity Period, we will divide
         (1) our liability for future Variable Annuity Payments to the Annuitant or payee by (2) the value of an Annuity Unit. We will calculate our liability for future Variable Annuity Payments based on the mortality assumptions and the assumed interest rate that we use in determining the number of Annuity Units under a Contract and the value of an Annuity Unit.

We will vote all shares of each Series owned by the Separate Account as follows:

   - Shares for which we receive instructions, in accordance with those instructions; and

   - Shares for which we receive no instructions, including any shares we own on our own behalf, in the same proportion as the shares for which we receive instructions.

Shares of each Series may be owned by separate accounts of insurance companies other than us. We understand that each Series will see that all insurance companies vote shares uniformly.

We believe that our voting instruction procedures comply with current federal securities law requirements. However, we reserve the right to modify these procedures to conform to legal requirements and interpretations that are put in effect or modified from time to time.

THE FIXED ACCOUNT

Amounts in the Fixed Account or supporting Fixed Annuity Payments become part of our General Account. General Account assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantee safety of principal. The guarantees are backed by the claims-paying ability of AGL. These General Account assets also support our obligations under other insurance and annuity contracts. Investments purchased with General Account assets are the property of AGL and Owners have no legal rights in such investments. We have not registered interests in the General Account under the Securities Act of 1933, and we have not registered the General Account as an investment company under the 1940 Act, based on federal law exclusion and exemption. The staff of the Securities and Exchange Commission has advised us that it has not reviewed the disclosures in this Prospectus that relate to the Fixed Account or Fixed Annuity Payments. At the same time, we have legal responsibility for the accuracy and completeness of this Prospectus.

The Fixed Account is not available under Contracts purchased in Oregon before November 20, 2000. For Contracts purchased in Oregon, all references in this prospectus to the Fixed Account apply to Contracts purchased on or after that same date.

GUARANTEE PERIODS

Account Value that the Owner allocates to the Fixed Account earns a Guaranteed Interest Rate beginning with the date of the allocation. This Guaranteed Interest Rate continues for the number of months or years that the Owner selects from among the Guarantee Periods that we then offer.

At the end of a Guarantee Period, we will allocate your Account Value in that Guarantee Period, including interest you have earned, to a new Guarantee Period of the same length. In the alternative, the Owner may submit a Written request to us to allocate this amount to a different Guarantee Period or Periods or to one or more of the Divisions of the Separate Account. We must receive this Written request before the end of the Guarantee Period.

We will contact the Owner regarding the scheduled Annuity Commencement Date, if the Owner has not provided the necessary Written request and the renewed Guarantee Period extends beyond the scheduled Annuity Commencement Date. If the Owner elects to annuitize in this case, we will, under certain circumstances, waive the Surrender Charge. (See "Annuity Payment Options" and "Surrender Charge.")

If the Owner does not annuitize on the scheduled Annuity Commencement Date, we will move the Annuity Commencement Date to the earlier of the end of the renewed Guarantee Period or the latest possible Annuity Commencement Date. (See "Annuity Commencement Date.")

The first day of the new Guarantee Period (or other reallocation) will be the day after the end of the prior Guarantee Period. We will notify the Owner in writing at least 30 days and not more than 60 days before the end of any Guarantee Period.

If the Owner's Account Value in a Guarantee Period is less than $500, we reserve the right to transfer, without charge, the balance to the Money Market Account Division at the end of that Guarantee Period. However, we will transfer such balance to another Division selected by the Owner, if we have received Written instructions to transfer such balance to that Division.

CREDITING INTEREST

We declare the Guaranteed Interest Rate from time to time as market conditions dictate. We tell an Owner the Guaranteed Interest Rate for a Guarantee Period at the time we receive a purchase payment, make a transfer, or renew a Guarantee Period. We may credit a different interest rate from one Guarantee Period to another Guarantee Period that is of the same length, but that began on a different date. The minimum Guaranteed Interest Rate is an effective annual rate of 3%.

AGL's management makes the final determination of the Guaranteed Interest Rates to be declared. AGL cannot predict or assure the level of any future Guaranteed Interest Rates in excess of the minimum Guaranteed Interest Rate stated in your Contract.

You may obtain information concerning the Guaranteed Interest Rates applicable to the various Guarantee Periods at any time from your sales representative or from the addresses or telephone numbers on the first page of this Prospectus.

NEW GUARANTEE PERIODS

Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period for that amount. That new Guarantee Period will earn a Guaranteed Interest Rate that will continue unchanged until the end of that Period. The Guaranteed Interest Rate will never be less than the minimum Guaranteed Interest Rate stated in your Contract.

Each Guarantee Period has its own Guaranteed Interest Rate. Guarantee Periods can have different Guaranteed Interest Rates. We have the right to change the Guaranteed Interest Rate for future Guarantee Periods of various lengths. These changes will not affect the Guaranteed Interest Rates being paid on Guarantee Periods that have already started. Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period for the amount allocated or transferred. That amount earns a Guaranteed Interest Rate that will continue unchanged until the end of that Period. The Guaranteed Interest Rate will never be less than the minimum Guaranteed Interest Rate stated in your Contract. We may offer one or more Guarantee Periods with a required dollar cost averaging feature. (See "Transfers.") Currently we make available a one-year Guarantee Period, and no others. However, we reserve the right to change the Guarantee Periods that we make available at any time. We will always offer at least one Guarantee Period if state law requires us to do so.

CONTRACT ISSUANCE AND PURCHASE PAYMENTS

As of August 1, 2002, no new Contracts will be issued; however, existing Contract Owners may continue to add to their existing Contracts. You may make purchase payments pursuant to employer sponsored plans only with our agreement.

PAYMENTS

You should make checks for subsequent purchase payments payable to American General Life Insurance Company and forward them directly to our Home Office. We also accept purchase payments by wire, by direct transfer from your checking, savings or brokerage account, or by exchange from another insurance company. You may obtain further information about how to make purchase payments by any of these methods from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus. The minimum subsequent purchase payment is $100. We will credit subsequent purchase payments as of the end of the Valuation Period in which we receive them and any required Written information at our Home Office.

Your purchase payments are allocated to the Divisions of the Separate Account or the Guarantee Period of the Fixed Account as of the date we credit the purchase payments to your Contract. In your application form, you select (in whole percentages) the amount of each purchase payment that you are allocating to each Division and Guarantee Period. You can change these allocation percentages at any time by Written notice to us.

MINIMUM REQUIREMENTS

If your Account Value in any Division falls below $500 because of a partial withdrawal from the Contract, we reserve the right to transfer, without charge, the remaining balance in that Division to the Money Market Account Division.

If your Account Value in any Division falls below $500 because of a transfer to another Division or to the Fixed Account, we reserve the right to transfer the remaining balance in that Division, without charge and pro rata, to the investment option or options to which the transfer was made. We will waive these minimum requirements for transfers under the dollar cost averaging and automatic rebalancing programs. (See "Transfers" and "Automatic Rebalancing.")

If your total Account Value falls below $500, we may cancel the Contract. We consider such a cancellation a full surrender of the Contract. We will provide you with 60 days advance notice of any such cancellation.

So long as the Account Value does not fall below $500, you do not have to make further purchase payments. You may, however, elect to make subsequent purchase payments at any time before the Annuity Commencement Date, if the Owner and Annuitant are still living.

OWNER ACCOUNT VALUE

Before the Annuity Commencement Date, your Account Value under a Contract is the sum of your Variable Account Value and Fixed Account Value, as discussed below.

VARIABLE ACCOUNT VALUE

As of any Valuation Date before the Annuity Commencement Date:

   - Your Variable Account Value is the sum of your Variable Account Values in each Division of the Separate Account.

   - Your Variable Account Value in a Division is the product of the number of your Accumulation Units in that Division multiplied by the value of one such Accumulation Unit as of that Valuation Date.

There is no guaranteed minimum Variable Account Value. To the extent that your Account Value is allocated to the Separate Account, you bear the entire investment risk.

We credit Accumulation Units in a Division to you when you allocate purchase payments or transfer amounts to that Division. Similarly, we redeem Accumulation Units when you transfer or withdraw amounts from a Division or when we pay certain charges under the Contract. We determine the value of these Accumulation Units at the end of the Valuation Date on which we make the credit or charge.

The value of an Accumulation Unit for a Division on any Valuation Date is equal to the previous value of that Division's Accumulation Unit multiplied by that Division's net investment factor for the Valuation Period ending on that Valuation Date.

The net investment factor for a Division is determined by dividing (1) the net asset value per share of the Series shares held by the Division, determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made for the Series shares held by the Division during the current Valuation Period, by (2) the net asset value per share of the Series shares held in the Division determined at the end of the previous Valuation Period. We then subtract from that result a factor representing the mortality risk, expense risk and administrative expense charge.

FIXED ACCOUNT VALUE

As of any Valuation Date before the Annuity Commencement Date:

   - Your Fixed Account Value is the sum of your Fixed Account Value in all Guarantee Periods.

   - Your Fixed Account Value in a Guarantee Period is equal to the following amounts, in each case increased by accrued interest at the applicable Guaranteed Interest Rate: (1) the amount of net purchase payments, renewals and transferred amounts allocated to the Guarantee Period, less (2) the amount of any transfers or withdrawals out of the Guarantee Period, including withdrawals to pay applicable charges.

AGL guarantees the Fixed Account Value. AGL bears the investment risk for amounts allocated to the Fixed Account, except to the extent that AGL may vary the Guaranteed Interest Rate for future Guarantee Periods (subject to the 3% minimum Guaranteed Interest Rate stated in your Contract).

TRANSFER, AUTOMATIC REBALANCING, SURRENDER AND PARTIAL WITHDRAWAL OF OWNER ACCOUNT VALUE

TRANSFERS

You can transfer your Account Value beginning 30 days after we issue your Contract and before the Annuity Commencement Date. The following rules apply:

   - You may transfer your Account Value at any time among the available Divisions of the Separate Account and the Guarantee Period. Transfers will be effective at the end of the Valuation Period in which we receive your Written or telephone transfer request.

   - If a transfer causes your Account Value in any Division or the Guarantee Period to fall below $500, we reserve the right to transfer the remaining balance in that Division or the Guarantee Period in the same proportions as the transfer request.

   - You may make up to 12 transfers each Contract Year without charge. We will charge you $25 for each additional transfer.

   - You may transfer no more than 25% of the Account Value you allocated to the Guarantee Period at its inception during any Contract Year. This 25% limitation does not apply to transfers from the Guarantee period
         (1) within 15 days before or after the end of the Guarantee Period in which you held the transferred amounts, or (2) a renewal at the end of the Guarantee Period to the same Guarantee Period.

You may establish an automatic transfer plan. (We also refer to this plan as a dollar cost averaging plan.) The rules about transfers, which we describe in this prospectus, will apply to this plan. Under this plan, we will automatically transfer amounts from any Division or the one-year Guarantee Period (or any other Guarantee Period that is available at that time) to one or more other variable Divisions. You will select:

   -     the amount we are to transfer under the plan;

   - the frequency of the transfers - either monthly, quarterly, semi-annually, or annually; and

   -     the duration of the plan.

We may also offer certain "special automatic transfer plans" to Owners who:

   -     make new purchase payments; and

   - do not own another annuity contract which AGL, or any AGL affiliate, issued.

Under such plans, we will make equal monthly transfers over a period of time that we will determine. We may offer a higher Guaranteed Interest Rate under such a special automatic transfer plan than we would offer for another Guarantee Period of the same duration that is not offered under such a plan. Any such higher interest rate will reflect differences in costs or services and will not be unfairly discriminatory as to any person.

Differences in costs or services will result from such factors as reduced sales expenses or administrative efficiencies related to transferring amounts to other Divisions on an automatic, rather than a discretionary, basis.

Transfers under any automatic transfer plan will:

   -     not count towards the 12 free transfers each Contract Year;

   -     not incur a $25 charge;

   - not be subject to the 25% limitation on transfers from the Guarantee Period; and

   - not be subject to the minimum Division Account Value requirement described above.

You may obtain additional information about how to establish an automatic transfer plan from your sales representative or from us at the telephone numbers and addresses on the first page of this Prospectus. You cannot have an automatic transfer plan in effect at the same time you have Automatic Rebalancing, described below, in effect.

You can make transfers by telephone if you have completed a Telephone Transfer Authorization form and given it to us. The form provides certain rules about telephone transfers which you will have to follow. We will honor telephone transfer instructions from any person who provides the correct information. So there is a risk of possible loss to you if an unauthorized person uses this service in your name. Currently we try to limit the availability of telephone transfers only to the Owner of the Contract. We are not liable for any acts or omissions based upon telephone instructions that we reasonably believe to be genuine. We are not responsible for losses arising from errors in the communication of transfer instructions.

We have established procedures for accepting telephone transfer instructions, which include:

   -     verification of the Contract number;

   -     verification of the identity of the caller;

   -     verification of both the Annuitant's and Owner's names; and

   -     a form of personal identification from the caller.

We will mail to the Owner a Written confirmation of the transaction. We might receive telephone transfer instructions from more than one person on the same day, or our recording equipment might malfunction. It may be impossible for you to make a telephone transfer at the time you wish. If this occurs, you should submit a Written transfer request. Also, we will not process the transaction if, due to malfunction or other circumstances, the recording of your telephone request is incomplete or not fully comprehensible. The phone number for telephone exchanges is 1-800-277-0914.

AUTOMATIC REBALANCING

You may arrange for Automatic Rebalancing among the Separate Account Divisions, if your Contract has an Account Value of $25,000 or more at the time we receive the application for Automatic Rebalancing. You may apply for Automatic Rebalancing either at issue or after issue, and you may subsequently discontinue it. The five Portfolios are not available for automatic rebalancing.

Under Automatic Rebalancing, we transfer funds among the Separate Account Divisions to maintain the percentage allocation you have selected for each Division. At your election, we will make these transfers on a quarterly, semi-annual or annual basis, measured from the Contract Anniversary date. A Contract Anniversary date that falls on the 29th, 30th, or 31st of the month will result in Automatic Rebalancing starting with the 1st of the next month.

Automatic Rebalancing does not permit transfers to or from any Guarantee Period. Transfers under Automatic Rebalancing will not count towards the 12 free transfers each Contract Year and will not incur a $25 charge. You cannot have Automatic Rebalancing in effect at the same time you have an automatic transfer plan, described above, in effect.

MARKET TIMING

The Contracts are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

   - dilution in the value of Fund shares underlying investment options of other Contract Owners;

   -     interference with the efficient management of the Fund's portfolio; and

   -     increased administrative costs.

We have policies and procedures that require us to monitor the Contracts to determine if a Contract Owner requests:

   - an exchange out of a variable investment option within two calendar weeks of an earlier exchange into that same variable investment option; or

   - exchanges into or out of the same variable investment option more than twice in any one calendar quarter.

If either of the above transactions occurs, we will suspend such Contract Owner's same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Contract Owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. The suspension of Contract transfer privileges will last for no more than six months. Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

The procedures above will be followed in all circumstances and we will treat all Contract Owners the same.

In addition, Contract Owners incur a $25 charge for each transfer in excess of 12 each year.

SURRENDERS

At any time before the Annuity Commencement Date and while the Annuitant is still living, the Owner may make a full surrender from a Contract.

We will pay you the following upon full surrender:

   - your Account Value at the end of the Valuation Period in which we receive a Written surrender request;

   -     minus any applicable Surrender Charge;

   -     minus any uncollected Contract Fee (see "Annual Contract Fee"); and

   -     minus any applicable premium tax.

Our current practice is to require that you return the Contract to our Home Office with any request for a full surrender.

After a full surrender, or if the Owner's Account Value falls to zero, all rights of the Owner, Annuitant or any other person under the Contract will terminate. The Owner will, however have a right to reinvest the proceeds of the Contract. (See "One-Time Reinstatement Privilege.")

All collateral assignees of record must consent to any full surrender.

PARTIAL WITHDRAWALS

Your Written request for a partial withdrawal should specify the Divisions of the Separate Account, or the Guarantee Periods of the Fixed Account, from which you wish to make the partial withdrawal. We will take the withdrawal pro rata from the Divisions and the Guarantee Period, if (1) you do not tell us how to make the withdrawal, or (2) we cannot make the withdrawal as you requested.

Partial withdrawal requests must be for at least $100 or, if less, all of your Account Value. If your remaining Account Value in a Division or Guarantee Period would be less than $500 as a result of the withdrawal (except for the Money Market Fund Division), we reserve the right to transfer the remaining balance to the Money Market Fund Division. We will do this without charge.

We will always pay you the amount of your partial withdrawal request, except that we may deny your request for a partial withdrawal if it would reduce your Account Value below $500. The value of your Accumulation Units and Fixed Account interests that we redeem will equal the amount of the withdrawal request, plus any applicable Surrender Charge and premium tax. You can also tell us to take Surrender Charges and income tax from the amount you want withdrawn.

We also make available a systematic withdrawal plan. Under this plan, you may make automatic partial withdrawals in amounts and at periodic intervals that you specify. The terms and conditions that apply to other partial withdrawals will also apply to this plan. You may obtain additional information about how to establish a systematic withdrawal plan from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus. We reserve the right to modify or terminate the systematic withdrawal plan at any time.

The Code imposes a penalty tax on certain premature surrenders or withdrawals. See the "Federal Income Tax Matters" section for a discussion of this and other tax implications of total surrenders and systematic and other partial withdrawals. This section also discusses tax withholding requirements.

All collateral assignees of record must consent to any partial withdrawal.

ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS

ANNUITY COMMENCEMENT DATE

The Annuity Commencement Date may be any day of any month up to the Annuitant's 100th birthday. (Pennsylvania has special limitations that require the Annuity Commencement Date to be no later than age 90, and as early as age 85. Oregon requires the Annuity Commencement Date to be no later than age 95.) You may select the Annuity Commencement Date in the Contract application. You may also change a previously selected date any time before that date by submitting a Written request, subject to our approval in most cases.

See "Federal Income Tax Matters" for a discussion of the penalties that may result from distributions before the Annuitant's reaching age 59 1/2 under any Contract or after April 1 of the year following the calendar year in which the Annuitant reaches age 70 1/2 under certain Qualified Contracts.

APPLICATION OF OWNER ACCOUNT VALUE

We will automatically apply your Variable Account Value in any Division to provide Variable Annuity Payments based on that Division and your Fixed Account Value to provide Fixed Annuity Payments. However, we will apply your Account Value in different proportions, if you give us Written instructions at least 30 days before the Annuity Commencement Date.

We deduct any applicable state and local premium taxes from the amount of Account Value that we apply to an Annuity Payment Option. In some cases, we may deduct a Surrender Charge from the amount we apply. (See "Surrender Charge.") Subject to any such adjustments, we apply your Variable and Fixed Account Values to an Annuity Payment Option, as discussed below, as of the end of the Valuation Period that contains the 10th day before the Annuity Commencement Date.

FIXED AND VARIABLE ANNUITY PAYMENTS

We will determine your first monthly Fixed or Variable Annuity Payment using the annuity tables in the Contract and the amount of your Account Value that is applied to provide the Fixed or Variable Annuity Payments.

We determine the amount of each monthly Fixed Annuity Payment thereafter based on the terms of the Annuity Payment Option selected.

We determine the amount of each monthly Variable Annuity Payment thereafter as follows:

   - We convert the Account Value that we apply to provide Variable Annuity Payments to a number of Annuity Units. We do this by dividing the amount of the first Variable Annuity Payment by the value of an Annuity Unit of a Division as of the end of the Valuation Period that includes the 10th day before the Annuity Commencement Date. This number of Annuity Units remains constant for any Annuitant.

   - We determine the amount of each subsequent Variable Annuity Payment by multiplying the number of Annuity Units by the value of an Annuity Unit as of the end of the Valuation Period that contains the 10th day before the date of each payment.

   - If we base the Variable Annuity Payments on more than one Division, we perform these calculations separately for each Division.

   - The value of an Annuity Unit at the end of a Valuation Period is the value of the Annuity Unit at the end of the previous Valuation Period, multiplied by the net investment factor (see "Variable Account Value") for the Valuation Period, with an offset for the 3.5% assumed interest rate used in the Contract's annuity tables.

The Contract's annuity tables use a 3 1/2% assumed interest rate. A Variable Annuity Payment based on a Division will be greater than the previous month, if the Division's investment return for the month is at an annual rate greater than 3 1/2%. Conversely, a Variable Annuity Payment will be less than the previous month, if the Division's investment return is at an annual rate less than 3 1/2%.

ANNUITY PAYMENT OPTIONS

Sixty to 90 days before the Scheduled Annuity Commencement Date, we will (1) notify you that the Contract is scheduled to mature, and (2) request that you select an Annuity Payment Option.

If you have not selected an Annuity Payment Option ten days before the Annuity Commencement Date, we will proceed as follows:

   - We will extend the Annuity Commencement Date to the Annuitant's 100th birthday, if the scheduled Annuity Commencement Date is any date before the Annuitant's 100th birthday; or

   - We will pay the Account Value, less any applicable charges and premium taxes, in one sum to you, if the scheduled Annuity Commencement Date is the Annuitant's 100th birthday.

The procedure just described is different in Pennsylvania and Oregon because the Annuity Commencement Date cannot exceed age 90 in Pennsylvania and age 95 in Oregon.

The Code imposes minimum distribution requirements on the Annuity Payment Option you choose in connection with Qualified Contracts. (See "Federal Income Tax Matters.") We are not responsible for monitoring or advising Owners whether they are meeting the minimum distribution requirements, unless we have received a specific Written request to do so.

ELECTION OF ANNUITY PAYMENT OPTION

You may elect an Annuity Payment Option only if the initial annuity payment meets the following minimum requirements:

   - where you elect only Fixed or Variable Annuity Payments, the initial payment must be at least $100; or

   - where you elect a combination of Variable and Fixed Annuity Payments, the initial payment must be at least $50 on each basis.

If the initial annuity payment falls below these amounts, we will reduce the frequency of annuity payments. If the initial payment still falls below these amounts, we will make a single payment to the Annuitant or other properly designated payee equal to your Account Value. We will deduct any applicable Surrender Charge, uncollected Annual Contract Fee and premium tax.

You may elect the annuity option that will apply for payments to a Beneficiary, if you or the Annuitant dies. If you have not made this election, the Beneficiary may do so within 60 days after the death proceeds become payable. (See "Death Proceeds.") Thereafter, the Beneficiary will have all the remaining rights and powers under the Contract and be subject to all of its terms and conditions. We will make the first annuity payment at the beginning of the second month following the month in which we approve the settlement request. We will credit Annuity Units based on Annuity Unit Values at the end of the Valuation Period that contains the 10th day before the beginning of that second month.

When an Annuity Payment Option becomes effective, you must deliver the Contract to our Home Office, in exchange for a payment contract providing for the option elected.

We provide information about the relationship between the Annuitant's gender and the amount of annuity payments, including any requirements for gender-neutral annuity rates and in connection with certain employee benefit plans under "Gender of Annuitant" in the SAI. (See "Contents of Statement of Additional Information.")

AVAILABLE ANNUITY PAYMENT OPTIONS

Each Annuity Payment Option, except Option 5, is available on both a fixed and variable basis. Option 5 is available on a fixed basis only.

OPTION 1 - LIFE ANNUITY - We make annuity payments monthly during the lifetime of the Annuitant. These payments stop with the last payment due before the death of the Annuitant. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment, if the Annuitant dies before the second annuity payment.

OPTION 2 - LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN - We make annuity payments monthly during the lifetime of an Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period.

OPTION 3 - JOINT AND LAST SURVIVOR LIFE ANNUITY -- We make annuity payments monthly during the lifetime of the Annuitant and another payee and during the lifetime of the survivor of the two. We stop making payments with the last payment before the death of the survivor. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment if both die before the second annuity payment. The election of this option is ineffective if either one dies before the Annuity Commencement Date. In that case, the survivor becomes the sole Annuitant, and we do not pay death proceeds because of the death of the other Annuitant.

OPTION 4 - PAYMENTS FOR A DESIGNATED PERIOD -- We make annuity payments monthly to an Annuitant or other properly-designated payee, or at his or her death, to the Beneficiary, for a selected number of years ranging from five to 40. If this option is selected on a variable basis, the designated period may not exceed the life expectancy of the Annuitant or other properly-designated payee.

Under the fourth option, we provide no mortality guarantee, even though we reduce Variable Annuity Payments as a result of a charge to the Separate Account that is partially for mortality risks. (See "Charge to the Separate Account.")

A payee receiving Variable (but not Fixed) Annuity Payments under Option 4 can elect at any time to commute (terminate) the option and receive the current value of the annuity in a single sum. The current value of an annuity under Option 4 is the value of all remaining annuity payments, assumed to be level, discounted to present value at an annual rate of 3.5%. We calculate that value the next time we determine values after receiving your Written request for payment. The election of a single sum payment under Option 4 is the only way you may terminate any Annuity Payment Option once annuity payments have started.

OPTION 5 - PAYMENTS OF A SPECIFIC DOLLAR AMOUNT -- We pay the amount due in equal monthly installments of a designated dollar amount until the remaining balance is less than the amount of one installment. The amount of each installment may not be less than $125 or more than $200 each year per $1,000 of the original amount due. If the person receiving these payments dies, we continue to make the remaining payments to the Beneficiary. Payments under this option are available on a fixed basis only. To determine the remaining balance at the end of any month, we decrease the balance at the end of the previous month by the amount of any installment paid during the month. We then apply, to the remainder, interest at a rate not less than 3.5% compounded annually. If the remaining balance at any time is less than the amount of one installment, we will pay the balance as the final payment under the option.

We reduce Variable Annuity Payments as a result of a charge to the Separate Account that is partially for mortality risks. (See "Charge to the Separate Account.")

The Code may treat the election of Option 4 or Option 5 in the same manner as a surrender of the total Account Value. For tax consequences of such treatment, see "Federal Income Tax Matters." In addition, the Code may not give tax-deferred treatment to subsequent earnings.

ALTERNATIVE AMOUNT UNDER FIXED LIFE ANNUITY OPTIONS -- In the case of Fixed Annuity Payments under one of the first three Annuity Payment Options described above, we make a special election available. In that case, the Owner (or the Beneficiary, if the Owner has not elected a payment option) may elect monthly payments based on single payment immediate fixed annuity rates we offer at that time. This provision allows the Annuitant or other properly-designated payee to receive the fixed annuity purchase rate in effect for new single payment immediate annuity Contracts, if it is more favorable.

In place of monthly payments, you may elect payments on a quarterly, semi-annual or annual basis. In that case, we determine the amount of each annuity payment on a basis consistent with that described above for monthly payments.

TRANSFERS

After the Annuity Commencement Date, the Annuitant or other properly designated payee may make one transfer every 180 days among the available Divisions of the Separate Account or from the Divisions to a Fixed Annuity Payment Option. We will assess no charge for the transfer. We do not permit transfers from a Fixed to a Variable Annuity Payment Option. If a transfer causes the value in any Division to fall below $500, we reserve the right to transfer the remaining balance in that Division in the same proportion as the transfer request. We make transfers effective at the end of the Valuation Period in which we receive the Written transfer request at our Home Office. We reserve the right to terminate or restrict transfers at any time.

DEATH PROCEEDS

DEATH PROCEEDS BEFORE THE ANNUITY COMMENCEMENT DATE

The death proceeds described below are payable to the Beneficiary under the Contract if any of the following events occurs before the Annuity Commencement
Date:

   - the Annuitant dies, and no Contingent Annuitant has been named under a Non-Qualified Contract;

   - the Annuitant dies, and we also receive proof of death of any named Contingent Annuitant; or

   - the Owner (including the first to die in the case of joint Owners) of a Non-Qualified Contract dies, regardless of whether the deceased Owner was also the Annuitant. (However, if the Beneficiary is the Owner's surviving spouse, the surviving spouse may elect to continue the Contract as described later in this section).

The death proceeds, before deduction of any premium taxes and other applicable taxes, will equal the greatest of:

   - the sum of all net purchase payments made (less any premium taxes and other applicable taxes we deducted previously and all prior partial withdrawals);

   - the Owner's Account Value as of the end of the Valuation Period in which we receive, at our Home Office, proof of death and the Written request as to the manner of payment; or

   - the "highest anniversary value" before the date of death, as defined below.

      The highest anniversary value before the date of death will be determined as follows:

            (a) First, we will calculate the Account Values at the end of each of the past Contract Anniversaries that occurs before the deceased's 81st birthday. (We will thereafter use only the Contract Anniversary Account Values that occurred before the deceased's 81st birthday.);

            (b) Second, we will increase each of the Account Values by the amount of net purchase payments the Owner has made since the end of such Contract Anniversaries; and

            (c) Third, we will reduce the result by the amount of any withdrawals the Owner has made since the end of such Contract Anniversaries.

            The highest anniversary value will be an amount equal to the highest of such values. Net purchase payments are purchase payments less applicable taxes deducted at the time the purchase payment is made.

The death proceeds become payable to the Beneficiary when we receive:

   -     proof of the Owner's or Annuitant's death; and

   - a Written request from the Beneficiary specifying the manner of payment.

If the Owner has not already done so, the Beneficiary may, within 60 days after the date the death proceeds become payable, elect to receive the death proceeds as (1) a single sum or (2) in the form of one of the Annuity Payment Options provided in the Contract. (See "Annuity Payment Options.") If we do not receive a request specifying the manner of payment, we will make a single sum payment, based on values we determine at that time.

If the Owner (including the first to die if there are joint Owners) under a Non-Qualified Contract dies before the Annuity Commencement Date, we will distribute all amounts payable under the Contract in accordance with the following rules:

   -     We will distribute all amounts:

            (a)   within five years of the date of death; or

            (b) if the Beneficiary elects, as annuity payments, beginning within one year of the date of death and continuing over a period not extending beyond the life or life expectancy of the Beneficiary.

   - If the Beneficiary is the Owner's surviving spouse, the spouse may elect to continue the Contract as the new Owner. If the original Owner was the Annuitant, the surviving spouse may also elect to become the new Annuitant.

   - If the Owner is not a natural person, these distribution requirements apply at the death of the primary Annuitant, within the meaning of the Code. Under a parallel section of the Code, similar requirements apply to retirement plans for which we issue Qualified Contracts.

Failure to satisfy the requirements described in this Section may result in serious adverse tax consequences.

DEATH PROCEEDS AFTER THE ANNUITY COMMENCEMENT DATE

If the Annuitant dies on or after the Annuity Commencement Date, the amounts payable to the Beneficiary or other properly designated payee are any continuing payments under the Annuity Payment Option in effect. (See "Annuity Payment Options.") In such case, the payee will:

   -     have all the remaining rights and powers under a Contract; and

   -     be subject to all the terms and conditions of the Contract.

Also, if the Annuitant dies on or after the Annuity Commencement Date, no previously named Contingent Annuitant can become the Annuitant.

If the payee under a Non-Qualified Contract dies after the Annuity Commencement Date, we will distribute any remaining amounts payable under the terms of the Annuity Payment Option at least as rapidly as under the method of distribution in effect when the payee dies. If the payee is not a natural person, this requirement applies upon the death of the primary Annuitant, within the meaning of the Code.

Under a parallel section of the Code, similar requirements apply to retirement plans for which we issue Qualified Contracts.

Failure to satisfy requirements described in this section may result in serious adverse tax consequences.

PROOF OF DEATH

We accept the following as proof of any person's death:

   -     a certified death certificate;

   - a certified decree of a court of competent jurisdiction as to the finding of death;

   - a written statement by a medical doctor who attended the deceased at the time of death; or

   -     any other proof satisfactory to us.

Once we have paid the death proceeds, the Contract terminates, and our obligations are complete.

CHARGES UNDER THE CONTRACTS

PREMIUM TAXES

When applicable, we will deduct premium taxes imposed by certain states. We may deduct such amount either at the time the tax is imposed or later. We may deduct the amount as follows:

   -     from purchase payment(s) when received;

   -     from the Owner's Account Value at the time annuity payments begin;

   -     from the amount of any partial withdrawal; or

   - from proceeds payable upon termination of the Contract for any other reason, including death of the Owner or Annuitant, and surrender of the Contract.

If premium tax is paid, AGL may reimburse itself for the tax when making the deduction under the second, third, and fourth items on the list immediately above, by multiplying the sum of Purchase Payments being withdrawn by the applicable premium tax percentage.

Applicable premium tax rates depend upon the Owner's then-current place of residence. Applicable rates currently range from 0% to 3 1/2%. The rates are subject to change by legislation, administrative interpretations, or judicial acts. We will not make a profit on this charge.

SURRENDER CHARGE

The Surrender Charge reimburses us for part of our expenses in distributing the Contracts. We believe, however, that the amount of our expenses will exceed the amount of revenues generated by the Surrender Charge. We will pay for extra expenses out of our general surplus, which might include profits from the charge for the assumption of mortality and expense risks.

Unless a withdrawal is exempt from the Surrender Charge (as discussed below), the Surrender Charge is a percentage of the amount of each purchase payment that you withdraw during the first seven years after we receive that purchase payment. The percentage declines depending on how many years have passed since we originally credited the withdrawn purchase payment to your Account Value, as follows:

                                        SURRENDER CHARGE AS A PERCENTAGE OF
YEAR OF PURCHASE PAYMENT WITHDRAWAL         PURCHASE PAYMENT WITHDRAWN
-----------------------------------     -----------------------------------
                1st                                      7%
                2nd                                      6%
                3rd                                      5%
                4th                                      5%
                5th                                      4%
                6th                                      3%
                7th                                      2%
             Thereafter                                  0%

In computing the Surrender Charge, we deem withdrawals from your Account Value to consist first of purchase payments, in order of contribution, followed by any amounts in excess of purchase payments. The Surrender Charge will apply to the following transactions, which we consider to be withdrawals:

   -     total surrender;

   -     partial withdrawal;

   -     commencement of an Annuity Payment Option; and

   -     termination due to insufficient Account Value.

The Surrender Charge will NOT apply to withdrawals in the following circumstances:

   - to the amount of withdrawals that exceeds the cumulative amount of your purchase payments;

   -     upon death of the Annuitant, at any age, after the Annuity Commencement
         Date;

   - upon death of the Annuitant, at any age, before the Annuity Commencement Date, provided no Contingent Annuitant survives;

   - upon death of the Owner, including the first to die in the case of joint Owners of a Non-Qualified Contract, unless the Contract continues under the special rule for a surviving spouse;

   - upon annuitization over at least ten years, or life contingent annuitization where the life expectancy is at least ten years;

   -     within the 30-day window under the One-Time Reinstatement Privilege;

   - if the Annuitant is confined to a long-term care facility or is subject to a terminal illness (see "Long-Term Care and Terminal Illness");

   - to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed the greater of (1) 15% of your Purchase Payments that have not previously been withdrawn and that have been credited to your Contract for less than seven years, or (2) 15% of your Account Value, in each Contract Year, calculated as of the end of the previous Contract Anniversary, less any amounts that have been withdrawn during such Contract Year. For example, let's say we issued your Contract on February 15, 2000 with a Purchase Payment of $100,000. You make no withdrawals or additional Purchase Payments during the first Contract Year. Let's assume your Account Value at the end of your first Contract Year, February 15, 2001, had grown to $110,000. You may withdraw the greater of 15% of your $100,000 Purchase Payment ($15,000), or 15% of your $110,000 Account Value ($16,500), without a
         Surrender Charge. Because $16,500 is greater than $15,000, you can withdraw $16,500 without a Surrender Charge. (If we issued your Contract before February 15, 2000, this section is different for you. See "Special Surrender Charge Rules for Contracts Issued After October 1, 1998 and Before February 15, 2000" or "Special Surrender Charge Rules for Contracts Issued Before October 2, 1998."); and

   - to any amounts withdrawn that are in excess of the amount permitted by the 15% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contract funding the trust more rapidly than the 15% free withdrawal privilege permits. This exception is subject to our approval.

If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. You may make non-automatic and automatic withdrawals in any Contract Year subject to the 15% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 15% free withdrawal privilege. We add all withdrawals and charge you a Surrender Charge only on amounts that exceed the

15% free withdrawal privilege. See the discussion under "Surrender Charge" for an explanation of how we calculate the Surrender Charge.

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 15% free withdrawal privilege described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age 59 1/2. (See "Penalty Tax on Premature Distributions.")

If you select an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option.

SPECIAL SURRENDER CHARGE RULES FOR CONTRACTS ISSUED AFTER OCTOBER 1, 1998 AND BEFORE FEBRUARY 15, 2000

If we issued your Contract after October 1, 1998 and before February 15, 2000, your 15% free withdrawal privilege differs from the free withdrawal privilege described in the previous section. We use a different formula to calculate the amount you can withdraw from your Contract without a Surrender Charge. The following section discusses this different formula.

If we issued your Contract after October 1, 1998 and before February 15, 2000, the Surrender Charge will NOT apply to withdrawals in the following circumstances:

   - to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed 15% of the amount of your purchase payments that (1) have not previously been withdrawn and (2) have been credited to the Contract for at least one year. (If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. After the first Contract Year, you may make non-automatic and automatic withdrawals in the same Contract Year subject to the 15% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 15% free withdrawal); and

   - to any amounts withdrawn that are in excess of the amount permitted by the 15% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. (For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contract funding the trust more rapidly than the 15% free withdrawal privilege permits. This exception is subject to our approval.)

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 15% free withdrawal described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age 59 1/2. (See "Penalty Tax on Premature Distributions.")

If you select an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option.

SPECIAL SURRENDER CHARGE RULES FOR CONTRACTS ISSUED BEFORE OCTOBER 2, 1998

The 15% free withdrawal privilege discussed above is a 10% free withdrawal privilege if we issued your Contract before October 2, 1998. The 10% limit is the only difference in your free withdrawal privilege. The affected discussion follows, using "10%" in place of "15%."

If we issued your Contract before October 2, 1998, the Surrender Charge will NOT apply to withdrawals in the following circumstances:

   - to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed 10% of the amount of your purchase payments that (1) have not previously been withdrawn and (2) have been credited to the Contract for at least one year. (If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. After the first Contract Year, you may make non-automatic and automatic withdrawals in the same Contract Year subject to the 10% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 10% free withdrawal); and

   - to any amounts withdrawn that are in excess of the amount permitted by the 10% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. (For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contract funding the trust more rapidly than the 10% free withdrawal privilege permits. This exception is subject to our approval.)

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 10% free withdrawal described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age 59 1/2. (See "Penalty Tax on Premature Distributions.")

If you select an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option.

TRANSFER CHARGES

We describe the charges assessed to pay the expense of making transfers under "Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value - Transfers" and "Annuity Period and Annuity Payment Options - Transfers." These charges are not designed to yield a profit.

ANNUAL CONTRACT FEE

We will deduct an Annual Contract Fee of $35 from your Account Value at the end of each Contract Year before the Annuity Commencement Date. (The Fee is $30 for Contracts issued in the State of North Dakota.) This Fee is for administrative expenses (which do not include expenses of distributing the Contracts). We do not expect the revenues we derive from this Fee to exceed the expenses. Unless paid directly, the Fee will be allocated among the Guarantee Period and Divisions in proportion to your Account Value in each. We will deduct the entire Fee for the year from the proceeds of any full surrender. We reserve the right to waive the Fee.

CHARGE TO THE SEPARATE ACCOUNT

We deduct from Separate Account assets a daily charge at an annualized rate of 1.40% of the average daily net asset value of the Separate Account attributable to the Contracts. This charge (1) offsets administrative expenses not covered by the Annual Contract Fee discussed above and (2) compensates us for assuming mortality and expense risks under the Contracts. The 1.40% charge divides into 0.15% for administrative expenses and 1.25% for the assumption of mortality and expense risks.

We do not expect to earn a profit on that portion of the charge that is for administrative expenses. However, we do expect to derive a profit from the portion that is for the assumption of mortality and expense risks. There is no necessary relationship between the amount of administrative charges deducted for a given Contract and the amount of expenses actually attributable to that Contract.

In assuming the mortality risk, we incur the risks that:

   -     our actuarial estimate of mortality rates may prove erroneous;

   -     Annuitants will live longer than expected; and

   - more Owners or Annuitants than expected will die at a time when the death benefit we guarantee is higher than the net surrender value of their interests in the Contracts.

In assuming the expense risk, we incur the risk that the revenues from the expense charges under the Contracts (charges that we guarantee will not increase) will not cover our expense of administering the Contracts.

MISCELLANEOUS

Each Series pays charges and expenses out of its assets. The Prospectus for each Series describes the charges and expenses. We reserve the right to impose charges or establish reserves for any federal or local taxes that we incur today or may incur in the future and that we deem attributable to the Contracts.

SYSTEMATIC WITHDRAWAL PLAN

You may make automatic partial withdrawals, at periodic intervals, through a systematic withdrawal program. Minimum payments are $100. You may choose from schedules of monthly, quarterly, semi-annual, or annual payments. You may start, stop, increase, or decrease payments. You may elect to (1) start withdrawals as early as 30 days after the issue date of the Contract and (2) take withdrawals from the Fixed Account or any Division. Systematic withdrawals are subject to the terms and conditions applicable to other partial withdrawals, including Surrender Charges and exceptions to Surrender Charges.

ONE-TIME REINSTATEMENT PRIVILEGE

If your Account Value at the time of surrender is at least $500, you may elect to reinvest all of the proceeds that you liquidated from the Contract within the previous 30 days. In this case, we will credit the Surrender Charge and the Annual Contract Fee, if a new Annual Contract Fee is not then due, back to the Contract. We will reinvest the proceeds at the value we next compute following the date of receipt of the proceeds. Unless you request otherwise, we will allocate the proceeds among the Divisions and Guarantee Periods in the same proportions as before surrender. We will compute any subsequent Surrender Charge as if we had issued the Contract at the date of reinstatement for a purchase payment in the amount of the net surrender proceeds. You may use this privilege only once.

This privilege is not available under Contracts purchased in Oregon.

REDUCTION IN SURRENDER CHARGES OR ADMINISTRATIVE CHARGES

We may reduce the Surrender Charges or administrative charges imposed under certain Qualified Contracts for employer sponsored plans. Any such reductions will reflect differences in costs or services and will not be unfairly discriminatory as to any person. Differences in costs and services result from factors such as reduced sales expenses or administrative efficiencies relating to serving a large number of employees of a single employer and functions assumed by the employer that we otherwise would have to perform.

LONG-TERM CARE AND TERMINAL ILLNESS

THE RIDER WE DESCRIBE BELOW IS NOT AVAILABLE IN ALL STATES. YOU SHOULD ASK YOUR SALES REPRESENTATIVE OR OUR HOME OFFICE TO TELL YOU IF IT APPLIES TO YOU. THERE IS NO SEPARATE CHARGE FOR THIS RIDER.

LONG-TERM CARE

We describe long-term care in a special Contract rider. No Surrender Charge will apply to a partial withdrawal or total surrender made during any period of time that the Annuitant is confined continuously for 30 days or more (or within 30 days after discharge) in a hospital or state-licensed in-patient nursing facility. You must give us Written proof of such confinement.

TERMINAL ILLNESS

The same rider provides that no Surrender Charge will apply to a partial withdrawal or total surrender if you give us a physician's Written certification that the Annuitant is terminally ill and not expected to live more than twelve months. We must waive or exercise our right to a second physician's opinion.

OTHER ASPECTS OF THE CONTRACTS

Only an officer of AGL can agree to change or waive the provisions of any Contract. The Contracts are non-participating, which means they are not entitled to share in any dividends, profits or surplus of AGL.

OWNERS, ANNUITANTS, AND BENEFICIARIES; ASSIGNMENTS

You, as the Owner of a Contract, will be the same as the Annuitant, unless you choose a different Annuitant when you purchase a Contract. In the case of joint ownership, both Owners must join in the exercise of any rights or privileges under the Contract. You choose the Annuitant and any Contingent Annuitant in the application for a Contract and may not change that choice.

You choose the Beneficiary and any Contingent Beneficiary when you purchase a Contract. You may change a Beneficiary or Contingent Beneficiary before the Annuity Commencement Date, while the Annuitant is still alive. The payee may make this change after the Annuity Commencement Date.

We will make any designation of a new Beneficiary or Contingent Beneficiary effective as of the date it is signed. However, the change in designation will not affect any payments we make or action we take before we receive the Written request. We also need the Written consent of any irrevocably-named Beneficiary or Contingent Beneficiary before we make a change. Under certain retirement programs, the law may require spousal consent to name or change a Beneficiary to a person other than the spouse. We are not responsible for the validity of any designation of a Beneficiary or Contingent Beneficiary.

If the Beneficiary or Contingent Beneficiary is not living at the time we are to make any payment, you as the Owner will be the Beneficiary. If you are not then living, your estate will be the Beneficiary.

Owners and other payees may assign their rights under Qualified Contracts only in certain narrow circumstances referred to in the Contracts. Owners and other payees may assign their rights under Non-Qualified Contracts, including their ownership rights. We take no responsibility for the validity of any assignment. Owners must make a change in ownership rights in Writing and send a copy to our Home Office. We will make the change effective on the date it was made. However, we are not bound by a change until the date we record it. The rights under a Contract are subject to any assignment of record at our Home Office. An assignment or pledge of a Contract may have adverse tax consequences. (See "Federal Income Tax Matters.")

REPORTS

We will mail to Owners (or anyone receiving payments following the Annuity Commencement Date), any reports and communications required by applicable law. We will mail to the last known address of record. You should give us prompt written notice of any address change.

RIGHTS RESERVED BY US

Upon notice to the Owner, we may modify a Contract to the extent necessary to:

   -     reflect a change in the Separate Account or any Division;

   -     create new separate accounts;

   - operate the Separate Account in any form permitted under the 1940 Act or in any other form permitted by law;

   - transfer any assets in any Division to another Division, or to one or more separate accounts, or the Fixed Account;

   - add, combine or remove Divisions in the Separate Account, or combine the Separate Account with another separate account;

   -     add, restrict or remove Guarantee Periods of the Fixed Account;

   -     make any new Division available to you on a basis we determine;

   - substitute, for the shares held in any Division, the shares of another Series or the shares of another investment company or any other investment permitted by law;

   - make any changes required by the Code or by any other law, regulation or interpretation to continue treatment of the Contract as an annuity;

   - commence deducting premium taxes or adjust the amount of premium taxes deducted in accordance with state laws that apply; or

   -     make any changes required to comply with the rules of any Series.

When required by law, we will obtain (1) your approval of changes and (2) the approval of any appropriate regulatory authority.

PAYMENT AND DEFERMENT

We will normally pay amounts surrendered or withdrawn from a Contract within seven calendar days after the end of the Valuation Period in which we receive the Written surrender or withdrawal request at our Home Office. A Beneficiary may request the manner of payment of death proceeds within 60 days after the death proceeds become payable. If we do not receive a Written request specifying the manner of payment, we will pay the death benefit as a single sum, normally within seven calendar days after the end of the Valuation Period that contains the last day of the 60 day period. We reserve the right, however, to defer payments or transfers out of the Fixed Account for up to six months. Also, we reserve the right to defer payment of that portion of your Account Value that is attributable to a purchase payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Finally, we reserve the right to defer payment of any surrender, annuity payment, or death proceeds out of the Variable Account Value if:

   - the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC;

   - the SEC determines that an emergency exists, as a result of which disposal of securities held in a Division is not reasonably practicable or it is not reasonably practicable to fairly determine the Variable Account Value; or

   -     the SEC by order permits the delay for the protection of Owners.

We may also postpone transfers and allocations of Account Value among the Divisions and the Fixed Account under these circumstances.

FEDERAL INCOME TAX MATTERS

GENERAL

We cannot comment on all of the federal income tax consequences associated with the Contracts. Federal income tax law is complex. Its application to a particular person may vary according to facts peculiar to the person. Consequently, we do not intend for you to take this discussion as tax advice. You should consult with your tax advisor before purchasing a Contract or if you have any questions about contributions, distributions, or limitations as discussed below.

We base this discussion on our understanding of the law, regulations and interpretations existing on the date of this Prospectus. Congress, in the past, has enacted legislation changing the tax treatment of annuities in both the Qualified and the Non-Qualified markets and may do so again in the future. The Treasury Department may issue new or amended regulations or other interpretations of existing tax law. The courts may also interpret the tax law in ways that affect the tax treatment of annuities. Any such change could have a retroactive effect. We suggest that you consult your legal or tax advisor on these issues.

The discussion does not address federal estate and gift tax, or social security tax, or any state or local tax consequences associated with the Contracts.

NON-QUALIFIED CONTRACTS

Purchase Payments. Purchasers of a Contract that does not qualify for special tax treatment and is "Non-Qualified" may not deduct from their gross income the amount of purchase payments made.


Tax Deferral Before Annuity Commencement Date. Owners who are natural persons are not taxed currently on (1) increases in their Account Value resulting from interest earned in the Fixed Account, or (2) the investment experience of the Separate Account so long as the Separate Account complies with certain diversification requirements. These requirements mean that the Separate Account must invest in Series that are "adequately diversified" in accordance with Treasury Department regulations. We do not control the Series, but we have received commitments from the investment advisors to the Series that they will use their best efforts to operate the Series in compliance with these diversification requirements. A Contract investing in a Series that failed to meet the diversification requirements would subject Owners to current taxation of income in the Contract for the period of such diversification failure (and any subsequent period). Income means the excess of the Account Value over the Owner's investment in the Contract.


Control over allocation of values among different investment alternatives may cause Owners or persons receiving annuity payments to be treated as the owners of the Separate Account's assets for federal income tax purposes. However, current regulations do not provide guidance as to how to avoid this result. We reserve the right to amend the Contracts in any way necessary to avoid this result. The Treasury Department has stated that it may establish standards through regulations or rulings. These standards may apply only prospectively, although they could apply retroactively if the Treasury Department considers the standards not to reflect a new position.


Owners that are not natural persons, such as corporations, are taxed currently on annual increases in their Account Value, unless an exception applies. Exceptions apply for, among other things, Owners that are not natural persons but that hold a Contract as an agent for a natural person.


Taxation of Annuity Payments. Part of each annuity payment received after the Annuity Commencement Date is excludible from gross income through the use of an exclusion ratio.

In the case of Fixed Annuity Payments, the excludible portion of each payment is found by multiplying:

   -     the amount paid; by


   - the ratio of the investment in the Contract to the expected return under the Fixed Annuity Payment Option.


In the case of Variable Annuity Payments, the excludible portion of each payment is the investment in the Contract divided by the number of expected payments.

In both cases, the remaining portion of each annuity payment, and all payments made after the investment in the Contract has been reduced to zero, are included in the payee's income. Should annuity payments stop on account of the death of the Annuitant before the investment in the Contract has been fully paid out, the payee is allowed a deduction for the unpaid amount. If the payee is the Annuitant, the deduction is taken on the final tax return. If the payee is a Beneficiary, that Beneficiary may receive the balance of the total investment as payments are made or on the Beneficiary's final tax return. An Owner's "investment in the Contract" is the amount equal to the portion of purchase payments made by or on behalf of the Owner that have not been excluded or deducted from the individual's gross income, less amounts previously received under the Contract that were not included in income.


Taxation of Partial Withdrawals and Total Surrenders. If an Owner receives a nonperiodic distribution (e.g., a cash withdrawal) before the annuity starting date, it is allocated first to earnings and then to the investment in the Contract. The Owner includes in his or her gross income the smaller of:



   -     The nonperiodic distribution, or



   - The amount by which the cash value of the Contract (figured without considering any surrender charge) immediately before the distribution exceeds the investment in the Contract at that time.



Certain nonperiodic distributions received before the annuity starting date are not subject to the allocation rule described above. Instead, the Owner includes the amount of the payment in gross income only to the extent that it exceeds the investment the Contract. This exception applies to the following distributions.



   - Distributions in full discharge of a Contract received as a refund of what the Owner paid for the Contract or for the complete surrender, redemption, or maturity of the Contract.



   - Distributions under Contracts entered into before August 14, 1982, to the extent that they are allocable to the investment before August 14, 1982.



If the Owner bought the Contract before August 14, 1982, and made investments both before and after August 14, 1982, the distributed amounts are allocated to investment or to earnings in the following order.



   - The part of the investment that was made before August 14, 1982. This part of the distribution is tax free.



   - The earnings on the part of the investment that was made before August 14, 1982. This part of the distribution is taxable.



   - The earnings on the part of the investment that was made after August 13, 1982. This part of the distribution is taxable.



   - The part of the investment that was made after August 13, 1982. This part of the distribution is tax free.



Aggregation of Annuity Contracts. All annuity contracts or certificates entered into after October 21, 1988 issued by the same company to the same Owner during any calendar year are aggregated for purposes of determining the amount of any distribution that is includible in gross income.



Penalty Tax on Premature Distributions. If a taxpayer receives any amount under an annuity contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as taxable income. The penalty tax will not apply, however, to distributions:



   -     made on or after the taxpayer reaches age 59 1/2;



   -     made on account of the taxpayer's becoming disabled;


   - that are made after the death of the Owner before the Annuity Commencement Date or of the payee after the Annuity Commencement Date (or if such person is not a natural person, that are made after the death of the primary Annuitant, as defined in the Code); or

   - that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the taxpayer or the joint life (or joint life expectancies) of the taxpayer and the Beneficiary, provided such payments are made for a minimum of 5 years or until the taxpayer attains age 59 1/2, whichever is later and the distribution method is not changed before the end of that period (except in the case of death, disability or pursuant to IRS regulations).

Premature distributions may result from an early Annuity Commencement Date, an early surrender, partial withdrawal from or an assignment of a Contract, or the early death of an Annuitant, unless the third clause listed above applies.

Health Care and Reconciliation Act. On March 30, 2010 the Health Care and Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see final paragraph in this section).

This new tax generally does not apply to Qualified Contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

Payment of Death Proceeds. Special rules apply to the distribution of any death proceeds payable under the Contract. (See "Death Proceeds.")

Assignments and Loans. An assignment, loan, or pledge under a Non-Qualified Contract is taxed in the same manner as a partial withdrawal, as described above. Repayment of a loan or release of an assignment or pledge is treated as a new purchase payment.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")


Purchase Payments. For 2011, the most that can be contributed to your traditional IRA generally is the smaller of the following amounts:



   -     $5,000 ($6,000 if you are age 50 or older), or



   -     Your taxable compensation for the year.



If neither you nor your spouse was covered for any part of the year by an employer retirement plan, you can take a deduction for total contributions to one or more of your traditional IRAs of up to the lesser of:



   -     $5,000 ($6,000 if you are age 50 or older), or



   -     100% of your compensation.



If you or your spouse was covered by an employer retirement plan at any time during the year for which contributions were made, your deduction may be further limited. Limits on the amount you can deduct do not affect the amount that can be contributed.



Tax Free Rollovers. Amounts may be transferred, in a tax-free rollover, from (1) an eligible retirement plan to an IRA; (2) an IRA to an eligible retirement plan; or (3) from one IRA to another IRA if the transfer meets certain conditions. All taxable distributions ("eligible rollover distributions") from eligible retirement plans are eligible to be rolled over with the exception of:


   -     annuities paid over a life or life expectancy;

   -     installments for a period of ten years or more;

   -     required minimum distributions under section 401(a)(9) of the Code;


   -     hardship distributions; and


   -     return of excess contributions.


You generally must make the rollover contribution by the 60th day after the day you receive the distribution from your traditional IRA or your employer's eligible retirement plan. There are two ways to do a rollover. You can do either a direct rollover or a 60-day rollover. If you do a direct rollover, the eligible retirement plan or IRA will make the payment directly to your IRA or other eligible retirement plan. If you do not do a direct rollover, you may still do a rollover by making a deposit into an IRA or eligible retirement plan that will accept it. You will have 60 days after you receive the payment to make the deposit. If you do not do a direct rollover of a distribution from your employer's eligible retirement plan, the plan is required to withhold 20% of the payment for federal income taxes. If you make a tax-free rollover of any part of a distribution from a traditional IRA, you cannot, within a 1-year period, make a tax-free rollover of any later distribution from that same IRA. You also cannot make a tax-free rollover of any amount distributed, within the same 1-year period, from the IRA into which you made the tax-free rollover.


Distributions from an IRA. Amounts received under an IRA as annuity payments, upon partial withdrawal or total surrender, or on the death of the Annuitant, are included in the Annuitant's or beneficiaries' income. If nondeductible purchase payments have been made, a pro rata portion of such distributions may not be includible in income. A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the Annuitant reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include:

   - distributions that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and the Beneficiary; provided such payments are made for a minimum of 5 years or until the Annuitant attains age 59 1/2, whichever is later and the distribution method is not changed during that period (except in the case of death or disability or as allowed by IRS regulations);

   - distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income without regard to whether the Annuitant itemizes deductions on his or her tax return;

   - distributions for health insurance premiums to an unemployed individual who has received unemployment compensation for at least 12 consecutive weeks;

   - distributions for qualified first-time home purchases for the individual, a spouse, children, grandchildren, or ancestor of the individual or the individual's spouse, subject to a $10,000 lifetime maximum;

   - distributions for higher education expenses for the individual, a spouse, children, or grandchildren; and


   - The PPA created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.



Required Minimum Distributions. Generally, the Code requires that you begin taking annual distributions from IRAs (other than Roth IRAs) by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. However, the Worker, Retiree, and Employer Recovery Act of 2008 suspended the 2009 minimum distribution requirement from most eligible retirement plans. We are not aware of any subsequent suspension for 2010 or later years.


You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount. Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax advisor.

Additional distribution rules apply after the death of the Annuitant. These rules are similar to those governing distributions on the death of an Owner (or other payee during the Annuity Period) under a Non-Qualified Contract. (See "Death Proceeds.")

ROTH IRAS


Individuals may purchase a non-deductible IRA, known as a Roth IRA. For 2011, the maximum purchase payment for a Roth IRA is $5,000 per year (or $6,000 if you are 50 or older). This permitted contribution is phased out in 2011 for adjusted gross income between $107,000 and $122,000 in the case of single taxpayers, between $169,000 and $179,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $5,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and Traditional IRAs ($6,000 if you are 50 or older).



An individual may make a rollover contribution from a Traditional IRA or tax-qualified plan to a Roth IRA. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution or a pretax contribution to a tax-qualified plan. If such a rollover occured in 2010, the individual may have the option of paying the tax on those amounts in 2010, or spreading that tax over 2011 and 2012. Also, an individual may make a rollover contribution from one Roth IRA to another Roth IRA.



Qualified Distributions from Roth IRAs are tax-free. A Qualified Distribution requires that (1) the individual has held the Roth IRA for at least five years and (2) the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as qualified first-time home purchase. Qualified Distributions for a qualified first-time home purchase, are subject to a $10,000 lifetime maximum and may be made for the individual, a spouse, child, grandchild, or ancestor of such individual or the individual's spouse.

SIMPLIFIED EMPLOYEE PENSION PLANS


Eligible employers may establish an IRA plan known as a simplified employee pension plan ("SEP"), if certain requirements are met. An employer may make contributions to a SEP in accordance with the rules applicable to IRAs discussed above. Employer contributions to an employee's SEP are deductible by the employer and are not currently includible in the taxable income of the employee, provided that total employer contributions do not exceed the lesser of 25% of an employee's compensation or $49,000 for 2011.


SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYERS ("SIMPLE") RETIREMENT ACCOUNTS


Eligible employers may establish an IRA plan known as a SIMPLE retirement account ("SIMPLE IRA"), if they meet certain requirements. Under an SIMPLE IRA, the employer contributes elective employee compensation deferrals up to a maximum of $11,500 for 2011 to the employee's SIMPLE IRA. The employer must, in general, make a fully vested matching contribution for employee deferrals up to a maximum of 3% of compensation or a make a nonelective contribution of 2% of compensation on behalf of each eligible employee.



If you are 50 and older, additional elective deferrals up to $2,500 for 2011 can be contributed to your salary reduction SIMPLE IRA, if certain conditions are met.


OTHER QUALIFIED PLANS


Purchase Payments. Purchase payments made by an employer under a pension, profit sharing, or annuity plan qualified under section 401(a), 403(a), or 403(b) of the Code, not in excess of certain limits, are deductible by the employer and excluded from the current income of the employee if certain conditions are met.



Important Information Regarding the Economic Growth and Tax Relief and Reconciliation Act of 2001



For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, allowed for nondeductible Roth 403(b) and 401(k) accounts and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The provisions, which otherwise would have terminated on December 31, 2010, were made permanent by the Pension Protection Act of 2006 ("PPA").


Important Information Regarding 403(b) Regulations

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations included several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules could have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer might be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permitted a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that was part of the employer's 403(b) plan or that was subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers were made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

As a general matter, all Contracts that have received plan contributions after 2004 are required to be included in the plan and in the plan's administrative coordination, even if the Contract is no longer permitted to receive new contributions and/or transfers. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. The foregoing discussion is intended as a general discussion of the new requirements only, and you may wish to discuss the new regulations and/or the general information above with your tax advisor.


Important Information Regarding the Small Business Jobs Act of 2010



The Small Business Jobs Act of 2010 subsequently added the ability for in-plan Roth conversions in certain employer-sponsored plans which otherwise include or permit Roth accounts.



Distributions Before the Annuity Commencement Date. Purchase payments includible in an employee's taxable income (less any amounts previously received that were not includible in the employee's taxable income) represent the employee's "investment in the Contract." Amounts received before the Annuity Commencement Date under a Contract in connection with a Code section 401(a), 403(a), or 403(b) plan are generally allocated on a pro-rata basis between the employee's investment in the Contract and other amounts. A lump-sum distribution will not be includible in income in the year of distribution, if the employee rollovers, within 60 days of receipt, all amounts received (less the employee's investment in the Contract), to another eligible retirement plan or an IRA in accordance with the rollover rules under the Code.



However, any amount that is not distributed as a direct rollover will be subject to 20% income tax withholding. Special tax treatment may be available, for tax years beginning before December 31, 1999, in the case of certain lump-sum distributions that are not rolled over to another plan or IRA.



A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the employee reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions.



Annuity Payments. If the Owner has no cost basis for his or her interest in the Contract, each payment is fully taxable as ordinary income. When the Owner has a cost basis for his or her interest in the Contract, the amount excludable from the Owner's gross income each year is determined by dividing the cost basis by the number of years in the payment period.



Required Minimum Distributions. Distributions of minimum amounts required by the Code generally must commence by April 1 of the calendar year following the calendar year in which the employee reaches age 70 1/2 or retires, if later.


Self-Employed Individuals. Various special rules apply to tax-qualified plans established by self-employed individuals.

PRIVATE EMPLOYER UNFUNDED DEFERRED COMPENSATION PLANS

Purchase Payments. Private taxable employers may establish unfunded, Non-Qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. To avoid current taxation, these benefits must be subject to a substantial risk of forfeiture.

These types of programs allow individuals to defer (1) receipt of up to 100% of compensation that would otherwise be includible in income and (2) payment of federal income taxes on the amounts.

Deferred compensation plans represent a contractual promise on the part of the employer to pay compensation at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no right or interest in the Contract and is entitled only to payment from the employer's general assets in accordance with plan provisions. Purchase payments are not currently deductible by the employer until benefits are included in the taxable income of the employee.

Taxation of Distributions. Amounts that an individual receives from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

FEDERAL INCOME TAX WITHHOLDING AND REPORTING




Amounts distributed from a Contract, to the extent includible in taxable income, are subject to federal income tax withholding.

TAXES PAYABLE BY AGL AND THE SEPARATE ACCOUNT




AGL is taxed as a life insurance company under the Code. The operations of the Separate Account are part of the total operations of AGL and are not taxed separately. Under existing federal income tax laws, AGL is not taxed on investment income derived by the Separate Account (including realized and unrealized capital gains) with respect to the Contracts. AGL reserves the right to allocate to the Contracts any federal, state or other tax liability that may result in the future from maintenance of the Separate Account or the Contracts.

Certain Series may elect to pass through to AGL any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld that the Series will also pass through. These credits may provide a benefit to AGL.

DISTRIBUTION ARRANGEMENTS

Individuals who sell the Contracts will be licensed by state insurance authorities as life insurance agents of AGL. The individuals will also be registered representatives of broker-dealer firms. We and Principal Funds Distributor, Inc. permitted affiliated broker-dealer firms to offer the Contracts. Some individuals may be representatives of firms that are exempt from broker-dealer regulation. Principal Funds Distributor, Inc. and any non-exempt broker-dealer firms are registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

Effective October 1, 2002, the American General Equity Services Corporation ("AGESC"), an affiliate of AGL, is the principal underwriter of the Contracts. AGESC's principal business address is 2929 Allen Parkway, Houston, Texas 77019-2191. AGESC is also registered with the Securities and Exchange Commission and is a member of FINRA.

AGL and Principal Funds Distributor, Inc. have entered into certain revenue and cost-sharing arrangements in connection with marketing the Contracts. Principal Funds Distributor, Inc. also provided certain administrative services to AGL in connection with processing Contract applications.

AGL compensates Principal Funds Distributor, Inc. and the broker-dealers that sell the Contracts according to one or more compensation schedules. The schedules provide for a total payment of 7% of purchase payments that Owners make, which includes commissions of up to 6.25%. AGL may also pay continuing "trail" commissions of up to 0.50% of Owner Account Value.

AGL also has agreed to pay Principal Funds Distributor, Inc. for its promotional activities, such as solicitation of selling group agreements between broker-dealers and AGL, agent appointments with AGL, printing and development of sales literature to be used by AGL appointed agents and related marketing support, and related special promotional campaigns. None of these distribution expenses results in any additional charges under the Contracts that are not described under "Charges under the Contracts."

SERVICE AGREEMENTS

American General Life Companies ("AGLC") is party to a general services agreement with AGL. AGLC, an affiliate of AGL, is a business trust established in Delaware on December 30, 2000. Prior to that date AGLC was a Delaware corporation. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under this agreement, AGLC provides services to AGL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for AGL and the Contracts.

We have entered into an arrangement with Edge Asset Management, Inc. to provide certain services and discharge certain obligations. Under the arrangement, Edge Asset Management, Inc. reimburses us on a monthly basis for certain administrative and Contract and Contract Owner support expenses. The reimbursement is up to an annual rate of 0.25% of the average daily net asset value of shares of the Portfolios and Accounts purchased by AGL at Contract Owners' instructions.

LEGAL MATTERS


AGL is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit recovery of damages in excess of the maximum amount of policy benefits available. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of AGL and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. Based upon information presently available, AGL believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits, proceedings and regulatory exams or inquiries will not have a material adverse effect on AGL's results of operations, cash flows and financial position.


OTHER INFORMATION ON FILE

We have filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933 for the Contracts discussed in this Prospectus. We have not included all of the information in the Registration Statement and its exhibits. Statements contained in this Prospectus concerning the Contracts and other legal instruments are intended to be summaries. For a complete statement of terms, you should refer to the documents that we filed with the Securities and Exchange Commission.

We will send you a Statement of Additional Information on request without charge. Its contents are as follows:

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

General Information.....................................    2
Regulation and Reserves.................................    2
Services................................................    3
Principal Underwriter...................................    3
Annuity Payments........................................    3
      Gender of Annuitant...............................    3
      Misstatement of Age or Gender and Other Errors....    3
Experts.................................................    4
Financial Statements....................................    4

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D

                           WM STRATEGIC ASSET MANAGER

    FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL DEFERRED ANNUITY CONTRACTS

                                   OFFERED BY

                     AMERICAN GENERAL LIFE INSURANCE COMPANY

                        ANNUITY ADMINISTRATION DEPARTMENT

                    P.O. BOX 1401, HOUSTON, TEXAS 77251-1401
        1-800-277-0914; 1-281-878-7409; HEARING IMPAIRED: 1-888-436-5257

                       STATEMENT OF ADDITIONAL INFORMATION


                                DATED MAY 1, 2011



This Statement of Additional Information ("SAI") is not a prospectus. You should read it with the Prospectus for American General Life Insurance Company Separate Account D (the "Separate Account"), dated May 1, 2011, concerning flexible payment variable and fixed individual deferred annuity WM Strategic Asset Manager Contracts. The Separate Account invests in the 16 Series of the Principal Variable Contracts Fund, Inc. ("PVC"). You can obtain a copy of the Prospectus for the Contracts, and any Prospectus supplements, by contacting American General Life Insurance Company ("AGL") at the address or telephone numbers given above. You have the option of receiving benefits on a fixed basis through AGL's Fixed Account or on a variable basis through the Separate Account. Terms used in this SAI have the same meanings as are defined in the Prospectus under the heading "Definitions."


                                TABLE OF CONTENTS

General Information......................................................   2

Regulation and Reserves .................................................   2

Services.................................................................   3

Principal Underwriter....................................................   3

Annuity Payments.........................................................   3
        Gender of Annuitant..............................................   3
        Misstatement of Age or Gender and Other Errors...................   3

Experts .................................................................   4

Financial Statements.....................................................   4

                               GENERAL INFORMATION

AGL (formerly American General Life Insurance Company of Delaware) is a successor in interest to a company previously organized as a Delaware corporation in 1917. AGL re-domesticated as a Texas insurer effective December 31, 1991 and changed its name to American General Life Insurance Company. AGL is a wholly-owned subsidiary of AGC Life Insurance Company, a Missouri corporation ("AG Missouri"). It is engaged primarily in the life insurance business and annuity business. AG Missouri, in turn, is a wholly-owned subsidiary of AIG Life Holdings (US), Inc., formerly American General Corporation, which is wholly-owned by the American International Group, Inc. a Delaware Corporation.

                             REGULATION AND RESERVES

AGL is subject to regulation and supervision by the insurance departments of the states where it is licensed to do business. This regulation covers a variety of areas, including:

      -     benefit reserve requirements,

      -     adequacy of insurance company capital and surplus,

      -     various operational standards, and

      -     accounting and financial reporting procedures.

AGL's operations and accounts are subject to periodic examination by insurance regulatory authorities.

Under most insurance guaranty fund laws, a state can assess insurers doing business in the state for covered insurance contract losses incurred by insolvent companies. State laws set limits for these assessments. However, AGL cannot reasonably estimate the amount of any future assessments of AGL under these laws. Most states have the authority to excuse or defer an assessment, if it would threaten an insurer's own financial strength. The Account Value held in the Separate Account may not be covered by insurance guaranty fund laws. The Account Value held in the Fixed Account is covered by the insurance guaranty fund laws.

The federal government generally has not directly regulated the business of insurance. However, federal initiatives often have an impact on the business in a variety of ways. Federal measures that may adversely affect the insurance business include:

      -     employee benefit regulation,

      - tax law changes affecting the taxation of insurance companies or of insurance products,

      - changes in the relative desirability of various personal investment vehicles, and

      - removal of impediments on the entry of banking institutions into the business of insurance.

Also, both the executive and legislative branches of the federal government are considering various insurance regulatory matters. This could ultimately result in direct federal regulation of some aspects of the insurance business. AGL cannot predict whether this will occur or, if it does, what the effect on AGL would be.

State insurance law requires AGL to carry reserves on its books, as liabilities, to meet its obligations under outstanding insurance contracts. AGL bases these reserves on assumptions about future claims experience and investment returns, among other things.

Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if AGL were to incur claims or expenses at rates significantly higher than expected. This might happen, for example, due to a spread of acquired immune deficiency syndrome or other infectious diseases or catastrophes, or significant unexpected losses on its investments.

                                    SERVICES


AGL and American General Life Companies, LLC ("AGLC"), are parties to a services agreement. AGL and AGLC are each indirect wholly-owned subsidiaries of AIG and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AGL and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2010, 2009, 2008, AGL paid AGLC for these services $349,841,461, $352,001,525, and $414,162,026, respectively.


                              PRINCIPAL UNDERWRITER

American General Equity Services Corporation ("AGESC"), #1 Franklin Square, Springfield, Illinois 62713, a Delaware corporation and a direct wholly-owned subsidiary of AGL, is the principal underwriter and distributor of the Contracts for the Separate Account under a Distribution Agreement between AGESC and AGL. AGESC also acts as principal underwriter for AGL's other separate accounts and for the separate accounts of certain AGL affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the Financial Industry Regulatory Authority ("FINRA"). AGESC is registered with the Securities and Exchange Commission and is a member of FINRA. From November 1, 2000 until October 1, 2002, the underwriter was American General Distributors, Inc.

As principal underwriter, AGESC and the prior underwriter were not paid any fees on the Contracts and did not receive any compensation for any of the past three years. AGL offers the securities under the Contracts on a continuous basis.

                                ANNUITY PAYMENTS

GENDER OF ANNUITANT

When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female, under an otherwise identical Contract. This is because, statistically, females tend to have longer life expectancies than males.

However, Montana, and certain other jurisdictions, do not permit differences in annuity payment rates between males and females.

In addition, employers should be aware that, under most employer-sponsored plans, the law prohibits Contracts that make distinctions based on gender. Under these plans, AGL will make available Contracts with no such differences.

MISSTATEMENT OF AGE OR GENDER AND OTHER ERRORS

If the age or gender of an Annuitant has been misstated to us, any amount payable will be the amount that the purchase payments paid would have purchased at the correct age and gender. If we made any overpayments because of incorrect information about age or gender or any error or miscalculation, we will deduct the overpayment from the next payment or payments due. We will add any underpayments to the next payment. We will credit or charge the amount of any adjustment with interest at the assumed interest rate used in the Contract's annuity tables.

                                     EXPERTS


The consolidated financial statements of American General Life Insurance Company as of December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010 and the financial statements of American General Life Insurance Company Separate Account D as of December 31, 2010 and for each of the two years in the period ended December 31, 2010 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP is located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002-5678.



The statutory financial statements of American Home Assurance Company as of December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010 included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



AMERICAN INTERNATIONAL GROUP, INC. FINANCIAL INFORMATION



On March 30, 2011, American International Group, Inc. and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). The consolidated financial statements, the financial statement schedules and management's assessment of the effectiveness of internal control over financial reporting incorporated into this Statement of Additional Information by reference to American International Group's Annual Report on Form 10-K for the year ended December 31, 2010, have been so incorporated in reliance upon the report (which contains explanatory paragraphs, referencing (i) the completion of a series of transactions to recapitalize AIG with the Department of the Treasury, the Federal Reserve Bank of New York and the AIG Credit Facility Trust on January 14, 2011 and (ii) the exclusion of Fuji Fire & Marine Insurance Company from the audit of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


                              FINANCIAL STATEMENTS

The financial statements of AGL should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

You should only consider the statutory financial statements of American Home that we include in this SAI as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee with respect to contracts with a date of issue of December 29, 2006 or earlier.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                        Page
                                                                                                       Numbers
                                                                                                       -------
Report of Independent Registered Public Accounting Firm...............................................    1

Consolidated Balance Sheets - December 31, 2010 and 2009.............................................. 2 to 3

Consolidated Statements of Income (Loss) - Years Ended December 31, 2010, 2009 and 2008...............    4

Consolidated Statements of Comprehensive Income (Loss) - Years Ended December 31, 2010, 2009 and 2008.    5

Consolidated Statements of Equity - Years Ended December 31, 2010, 2009 and 2008......................    6

Consolidated Statements of Cash Flows - Years Ended December 31, 2010, 2009 and 2008.................. 7 to 8

Notes to Consolidated Financial Statements............................................................ 9 to 67

                                                     PRICEWATERHOUSECOOPERS LLP
                                                                 1201 LOUISIANA
                                                                     SUITE 2900
                                                          HOUSTON TX 77002-5678
                                                       TELEPHONE (713) 356 4000
                                                       FACSIMILE (713) 356 4717

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of American General Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of American General Life Insurance Company and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., at December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for other-than-temporary impairments of fixed maturity securities as of April 1, 2009, as well as the classification of non-controlling interests in partially owned consolidated subsidiaries as of January 1, 2009.

PRICEWATERHOUSECOOPERS LLP

April 29, 2011

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS

                                                                                                            December 31,
                                                                                                          -----------------
                                                                                                            2010     2009
                                                                                                          -------- --------
                                                                                                            (In Millions)
ASSETS
Investments:
   Fixed maturity securities, available for sale, at fair value (amortized cost: 2010 - $52,299; 2009 -
     $49,015)                                                                                             $ 55,623 $ 49,381
   Hybrid securities, at fair value (cost: 2010 - $1; 2009 - $56)                                                1       55
   Fixed maturity securities, trading, at fair value                                                           499      308
   Equity securities, available for sale, at fair value (cost: 2010 - $38; 2009 - $70)                          68      122
   Equity securities, trading, at fair value                                                                     1        1
   Mortgage and other loans receivable, (net of allowance: 2010 - $190; 2009 - $145)                         6,089    6,310
   Policy loans                                                                                              1,775    1,853
   Investment real estate                                                                                       80       79
   Partnerships and other invested assets                                                                    3,132    2,553
   Aircraft (net of accumulated depreciation and impairment of: 2010 - $418; 2009 - $352)                      687      746
   Short-term investments                                                                                    7,108    6,581
   Derivative assets, at fair value                                                                             55       38
                                                                                                          -------- --------
Total investments                                                                                           75,118   68,027
Cash                                                                                                           114      121
Restricted cash                                                                                                 46       36
Investment in AIG (cost: 2010 - $10; 2009 - $10)                                                                 6        3
Accrued investment income                                                                                      837      766
Amounts due from related parties                                                                                37       29
Reinsurance receivables                                                                                      1,107    1,095
Deferred policy acquisition costs and value of business acquired                                             5,587    6,317
Deferred sales inducements                                                                                     218      216
Other assets                                                                                                   344      370
Separate account assets, at fair value                                                                      27,359   24,983
                                                                                                          -------- --------
TOTAL ASSETS                                                                                              $110,773 $101,963
                                                                                                          ======== ========

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEETS (Continued)

                                                                                         December 31,
                                                                                      -------------------------------
                                                                                        2010             2009
                                                                                         --------         --------
                                                                                      (In Millions, except share data)
LIABILITIES AND EQUITY
Liabilities:
   Future policy benefits                                                             $ 15,139         $ 14,564
   Policyholder contract deposits                                                       47,921           46,153
   Policy claims and benefits payable                                                      410              424
   Other policyholders' funds                                                            1,947            2,018
   Income taxes payable to parent                                                        2,075            1,608
   Amounts due to related parties                                                          425              182
   Derivative liabilities                                                                   94               42
   Other liabilities                                                                     1,064            1,258
   Separate account liabilities                                                         27,359           24,983
                                                                                         --------         --------
TOTAL LIABILITIES                                                                       96,434           91,232
                                                                                         --------         --------
Commitments and contingent liabilities (see Note 11)
AMERICAN GENERAL LIFE INSURANCE SHAREHOLDER'S EQUITY:
   Preferred stock, $100 par value, 8,500 shares authorized, issued and outstanding          1                1
   Common stock, $10 par value, 600,000 shares authorized, issued and outstanding            6                6
   Additional paid-in capital                                                           13,201           13,199
   Accumulated deficit                                                                  (1,105)          (3,087)
   Accumulated other comprehensive income                                                2,103              481
                                                                                         --------         --------
TOTAL AMERICAN GENERAL LIFE INSURANCE SHAREHOLDER'S EQUITY                              14,206           10,600
                                                                                         --------         --------
NONCONTROLLING INTERESTS                                                                   133              131
                                                                                         --------         --------
TOTAL EQUITY                                                                            14,339           10,731
                                                                                         --------         --------
TOTAL LIABILITIES AND EQUITY                                                          $110,773         $101,963
                                                                                         ========         ========

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)

                                                                                         Years ended December 31,
                                                                                        -------------------------
                                                                                         2010     2009     2008
                                                                                        ------  -------  --------
                                                                                              (In Millions)
REVENUES:
   Premiums and other considerations                                                    $1,029  $ 1,038  $  1,818
   Net investment income                                                                 4,589    3,841     3,262
   Net realized investment losses:
       Total other-than-temporary impairments on available for sale securities            (443)    (901)   (4,976)
       Portion of other-than-temporary impairments on available for sale fixed maturity securities recognized in accumulated other comprehensive
         income                                                                            (48)    (196)       --
                                                                                        ------  -------  --------
       Net other-than-temporary impairments on available for sale securities
         recognized in net income (loss)                                                  (491)  (1,097)   (4,976)
       Other realized investment gains (losses)                                            321     (161)   (8,192)
                                                                                        ------  -------  --------
          Total net realized investment losses                                            (170)  (1,258)  (13,168)
   Insurance charges                                                                       962    1,067       800
   Other                                                                                   775      585       869
                                                                                        ------  -------  --------
TOTAL REVENUES                                                                           7,185    5,273    (6,419)
                                                                                        ------  -------  --------
BENEFITS AND EXPENSES:
   Policyholder benefits                                                                 2,419    2,210     2,868
   Interest credited on policyholder contract deposits                                   1,860    1,843     1,775
   Amortization of deferred policy acquisition costs and value of business
     acquired                                                                              642      517       (29)
   Amortization of deferred sales inducements                                               17       13        (4)
   General and administrative expenses, net of deferrals                                   519      535       656
   Commissions, net of deferrals                                                           153      150       196
                                                                                        ------  -------  --------
TOTAL BENEFITS AND EXPENSES                                                              5,610    5,268     5,462
                                                                                        ------  -------  --------
INCOME (LOSS) BEFORE INCOME TAX EXPENSE (BENEFIT)                                        1,575        5   (11,881)
INCOME TAX EXPENSE (BENEFIT):
   Current                                                                                 153      (14)     (995)
   Deferred                                                                               (561)     205     1,216
                                                                                        ------  -------  --------
TOTAL INCOME TAX EXPENSE (BENEFIT)                                                        (408)     191       221
                                                                                        ------  -------  --------
NET INCOME (LOSS)                                                                        1,983     (186)  (12,102)
LESS: NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS                             2       (6)       15
                                                                                        ------  -------  --------
NET INCOME (LOSS) ATTRIBUTABLE TO AMERICAN GENERAL LIFE INSURANCE                       $1,981  $  (180) $(12,117)
                                                                                        ======  =======  ========

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                                  Years ended December 31,
                                                                                 --------------------------
                                                                                   2010     2009     2008
                                                                                 -------  -------  --------
                                                                                        (In Millions)
NET INCOME (LOSS)                                                                $ 1,983  $  (186) $(12,102)
OTHER COMPREHENSIVE INCOME (LOSS):
   Net unrealized gains of fixed maturity investments on which other-than-temporary credit impairments were taken - net of
     reclassification adjustments                                                    278      538        --
   Deferred income tax expense on above changes                                      (97)    (191)       --
   Net unrealized gains (losses) on all other invested assets arising during
     the current period - net of reclassification adjustments                      2,806    5,389    (1,842)
   Deferred income tax (expense) benefit on above changes                         (1,015)  (1,858)      648
   Adjustment to deferred policy acquisition costs and deferred sales
     inducements                                                                    (536)    (637)      362
   Deferred income tax (expense) benefit on above changes                            187      223      (127)
   Foreign currency translation adjustments                                           (1)       5         2
   Deferred income tax expense on above changes                                       --       (2)       (1)
                                                                                 -------  -------  --------
OTHER COMPREHENSIVE INCOME (LOSS)                                                  1,622    3,467      (958)
                                                                                 -------  -------  --------
COMPREHENSIVE INCOME (LOSS)                                                        3,605    3,281   (13,060)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS                   2       (6)       15
                                                                                 -------  -------  --------
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO AGL                                  $ 3,603  $ 3,287  $(13,075)
                                                                                 =======  =======  ========

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY

                                                                         Years ended December 31,
                                                                        --------------------------
                                                                          2010     2009     2008
                                                                        -------  -------  --------
                                                                               (In Millions)
PREFERRED STOCK:
   Balance at beginning and end of year                                 $     1  $     1  $      1
COMMON STOCK:
   Balance at beginning and end of year                                       6        6         6
ADDITIONAL PAID-IN CAPITAL:
   Balance at beginning of year                                          13,199   11,941     3,696
       Capital contributions from Parent (see Note 12)                        2    1,286     8,245
       Other                                                                 --      (28)       --
                                                                        -------  -------  --------
   Balance at end of year                                                13,201   13,199    11,941
                                                                        -------  -------  --------
RETAINED EARNINGS (ACCUMULATED DEFICIT):
   Balance at beginning of year                                          (3,087)  (5,285)    6,832
       Cumulative effect of accounting change, net of tax                     1    2,378        --
       Net income (loss) attributable to AGL                              1,981     (180)  (12,117)
                                                                        -------  -------  --------
   Balance at end of year                                                (1,105)  (3,087)   (5,285)
                                                                        -------  -------  --------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
   Balance at beginning of year                                             481   (1,343)     (385)
       Cumulative effect of accounting change, net of tax                    --   (1,643)       --
       Other comprehensive income (loss)                                  1,622    3,467      (958)
                                                                        -------  -------  --------
   Balance at end of year                                                 2,103      481    (1,343)
                                                                        -------  -------  --------
TOTAL AMERICAN GENERAL LIFE INSURANCE SHAREHOLDER'S EQUITY               14,206   10,600     5,320
                                                                        -------  -------  --------
NONCONTROLLING INTERESTS:
   Balance at beginning of year                                             131      137       122
       Net income (loss) attributable to noncontrolling interests             2       (6)       15
                                                                        -------  -------  --------
       Balance at end of year                                               133      131       137
                                                                        -------  -------  --------
TOTAL EQUITY                                                            $14,339  $10,731  $  5,457
                                                                        =======  =======  ========

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                            Years ended December 31,
                                                                                          ---------------------------
                                                                                            2010      2009     2008
                                                                                          --------  -------  --------
                                                                                                 (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                         $  1,983  $  (186) $(12,102)
ADJUSTMENTS TO RECONCILE NET INCOME (LOSS) TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
Interest credited in policyholder contract deposits                                          1,860    1,843     1,775
Fees charged for policyholder contract deposits                                               (835)    (917)     (922)
Amortization of deferred policy acquisition costs and value of business acquired               642      539       (19)
Amortization of deferred sales inducements                                                      17       13        (4)
Net realized investment losses                                                                 183    1,249    13,168
Equity in (income) loss of partnerships and other invested assets                             (159)     168       453
Depreciation and amortization                                                                   28       31        31
Flight equipment depreciation                                                                   --       --        60
Amortization (accretion) of net premium/discount on investments                               (672)    (428)     (159)
Goodwill impairment                                                                             --       --        57
Provision for deferred income taxes                                                           (623)     (14)      (48)
CHANGE IN:
   Hybrid securities, at fair value                                                             54      (43)       80
   Trading securities, at fair value                                                          (191)      20       137
   Accrued investment income                                                                   (71)     (18)       (9)
   Amounts due to/from related parties                                                         283      (33)      636
   Reinsurance receivables                                                                     (12)      (3)       29
   Deferral of deferred policy acquisition costs and value of business acquired               (423)    (497)     (732)
   Deferral of sales inducements                                                                (6)     (12)      (63)
   Income taxes currently receivable/payable                                                   169      211       115
   Other assets                                                                                 11       23        82
   Future policy benefits                                                                      562      391     1,269
   Other policyholders' funds                                                                  (71)      45       105
   Other liabilities                                                                          (293)     176      (144)
Other, net                                                                                      72      (24)     (129)
                                                                                          --------  -------  --------
       NET CASH PROVIDED BY OPERATING ACTIVITIES                                          $  2,508  $ 2,534  $  3,666
                                                                                          --------  -------  --------
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of:
   Fixed maturity securities                                                              $(11,505) $(7,785) $ (9,788)
   Equity securities                                                                            (4)      (1)      (89)
   Mortgage and other loans                                                                   (235)    (178)     (585)
   Flight equipment                                                                             --       --        (8)
   Other investments, excluding short-term investments                                      (4,493)  (3,182)   (4,564)
Sales of:
   Fixed maturity securities                                                                 6,224    4,621     7,620
   Equity securities                                                                            69       22       113
   Other investments, excluding short-term investments                                       3,763    2,934     3,447
Redemptions and maturities of:
   Fixed maturity securities                                                                 2,510    1,878     1,634
   Mortgage and other loans                                                                    426      399       465
   Other investments, excluding short-term investments                                         394      784       477
Purchases of property, equipment and software                                                  (17)      (5)      (20)
Sales of property, equipment and software                                                       --        2         2
Change in restricted cash                                                                       --       --       (29)
Change in short-term investments                                                              (517)  (3,387)   (2,448)
Change in securities lending collateral                                                         --       --    12,654
                                                                                          --------  -------  --------
       NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                                $ (3,385) $(3,898) $  8,881
                                                                                          --------  -------  --------

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)

                                                               Years ended December 31,
                                                              --------------------------
                                                                2010     2009     2008
                                                              -------  -------  --------
                                                                     (In Millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account deposits                                 $ 4,369  $ 4,601  $  5,332
Policyholder account withdrawals                               (3,990)  (5,257)   (4,972)
Net exchanges to/(from) variable accounts                         599      714     1,031
Claims and annuity payments                                      (175)     (98)     (197)
Repayment of notes payable                                         --       --       (67)
Security deposits on flight equipment                              --       --        33
Change in securities lending payable                               --       --   (20,608)
Cash overdrafts                                                    67       (2)      (77)
Cash capital contribution from Parent Company                      --    1,280     7,004
                                                              -------  -------  --------
   NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES        $   870  $ 1,238  $(12,521)
                                                              -------  -------  --------
EFFECT OF EXCHANGE RATE CHANGES ON CASH                       $    --  $    --  $     --
INCREASE (DECREASE) IN CASH                                        (7)    (126)       26
CASH AT BEGINNING OF PERIOD                                       121      247       221
                                                              -------  -------  --------
CASH AT END OF PERIOD                                         $   114  $   121  $    247
                                                              =======  =======  ========
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes (received) paid                                  $    45  $    (3) $    122
Interest (received) paid                                      $    --  $    44  $      1
Non-cash activity:
Capital contribution in the form of securities                $     2  $    --  $  1,241
Sales inducements credited to policyholder contract deposits  $    37  $    43  $     42
Other various non-cash contributions                          $    --  $     6  $     --

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

American General Life Insurance Company ("AGL" or the "Company"), including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company ("AGC Life" or the "Parent"), and its ultimate parent is American International Group, Inc. ("AIG").

The Company offers a broad portfolio of universal life, indexed products, whole life, term life, accident and health, structured settlements, and fixed and variable annuities throughout the United States of America. The Company serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. The Company, through its subsidiaries American General Life Companies ("AGLC"), Integra Business Processing Solutions, Inc. ("Integra"), AIG Enterprise Services ("AIGES"), and AGL's wholly owned broker-dealer subsidiary American General Equity Services Corporation ("AGESC"), also provides support services to certain affiliated insurance companies. The financial results of The Variable Annuity Life Insurance Company ("VALIC"), a wholly owned subsidiary of the Company, are also included in these consolidated financial statements. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, healthcare, public sector, and not-for-profit organizations throughout the United States of America.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing insurance products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risks. Continuing volatility in the credit markets may result in additional other-than-temporary impairments relating to the Company's fixed income investments. The Company controls its exposure to these risks by, among other things, closely monitoring and limiting prepayments and extension risk in its portfolio; maintaining a large percentage of its portfolio in liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income on variable product assets held in separate accounts. Although management expects to be able to achieve its business plans, no assurance can be given that one or more of the risks described above will not result in material adverse effects on the Company's financial position, results of operations and/or statutory capital and surplus.

On July 31, 2009, pursuant to a Stock Purchase Agreement dated June 12, 2009 and a Plan of Reorganization dated July 9, 2009, the Company entered into an affiliated transaction in which it purchased 100 percent of the outstanding stock of Pacific Union Assurance Company ("PACU"), a California domestic insurer, from its parent, Philippine American Life and General Insurance Company at a price of $22 million, representing the net book value of PACU. Effective December 31, 2009, PACU merged with AGL, the surviving entity.

In November 2009, AGL entered into an affiliated transaction in which it acquired 100 percent of the outstanding common stock of AIG Business Processing Services Inc. ("BPSI") from AIG Global Services Inc. at a price of $7 million, which represents the net book value of BPSI as of November 30, 2009. On December 12, 2009, BPSI was renamed Integra.

The Company's acquisitions of PACU and Integra from other affiliates represented transactions between entities under common control. Assets, liabilities, and equity transferred between entities under common control are accounted for at historical cost, while the aggregate purchase price represented a capital transaction that reduced additional paid-in capital by approximately $28 million. The accompanying consolidated financial statements include the financial position, operating results and cash flows of PACU and Integra for all periods presented.

Effective January 1, 2008, AIG Life Insurance Company of Puerto Rico ("AIG Puerto Rico"), a subsidiary of AIG, merged with AGL, the surviving entity. The merger represented a transaction between entities under common control. Assets and liabilities transferred between entities under common control are accounted for at historical cost.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The accompanying consolidated financial statements include the financial position, operating results and cash flows of AIG Puerto Rico for all periods presented.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company, including its wholly owned subsidiaries and a variable interest entity ("VIE") in which the Company has a partial ownership interest. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. The Company considers that its accounting policies that are most dependent on the application of estimates and assumptions, and therefore viewed as critical accounting estimates, are those relating to items considered by management in the determination of:

    .  future policy benefits for life and accident and health contracts;

    .  recoverability of deferred policy acquisition costs ("DAC");

    .  estimated gross profits ("EGPs") for investment-oriented products;

    .  other-than-temporary impairments;

    .  goodwill impairment;

    . estimates with respect to income taxes, including recoverability of deferred tax assets; and

    . fair value measurements of certain financial assets and liabilities, including the Company's economic interest in Maiden Lane II LLC ("ML II"), a Delaware limited liability company whose sole member is the Federal Reserve Bank of New York ("New York Fed"). See Note 3 herein.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company's consolidated financial condition, results of operations and cash flows could be materially affected.

Out of Period Adjustments

In 2010, the Company recorded the net effect of certain out of period adjustments which decreased pretax income for 2010 by $18 million. The out of period adjustments are primarily related to the effect of recording corrections to the valuation system extracts associated with a block of deferred annuities and accounting for restricted participating dividends for certain life insurance policies. The Company evaluated these errors taking into account both qualitative and quantitative factors and considered the impact of these errors to 2010, as well as the materiality to the periods in which they originated. The pretax impact on prior periods relating to the 2010 out of period adjustments is as follows:

                                                   Total 2009 2008  Pre-2008
                                                   ----- ---- ----  --------
                                                         (In Millions)
Increase (decrease) to pretax income               $(18) $--  $(27)    $9

Management believes these errors are immaterial to the financial statements.

Consolidation of Variable Interest Entity

On September 23, 2003, the Company purchased 68.0 percent of the non-voting preferred equity issued by Castle 2003-1 Trust ("Castle 1 Trust"), a Delaware statutory trust established on July 31, 2003 (see Note 14). The business

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

of Castle 1 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft. The accounts of Castle 1 Trust have been included in these consolidated financial statements.

INSURANCE CONTRACTS

The insurance contracts accounted for in these consolidated financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, limited payment, endowment, guaranteed renewable term life, participating life, universal life, variable universal life and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most contracts issued in the future by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

INVESTMENTS

Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses, net of deferred taxes and an adjustment to DAC, are recorded as a separate component of accumulated other comprehensive income (loss), within shareholder's equity. Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined by using the specific cost identification method.

Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated lives, until maturity, or call date, if applicable. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

The Company may elect to measure any hybrid securities instrument at fair value, with changes in fair value recognized in earnings, if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis at the acquisition or issuance date and is irrevocable.

Fixed maturity and equity securities classified as trading securities are carried at fair value. Trading securities include the Company's economic interest in ML II, which is carried at fair value. For discussion on ML II, see Notes 3 and 4. Realized and unrealized gains and losses on trading securities are reported in net investment income.

Evaluating Investments for Other-Than-Temporary Impairments

On April 1, 2009, the Company adopted prospectively a new accounting standard addressing the evaluation of fixed maturity securities for other-than-temporary impairments. These requirements have significantly altered the Company's policies and procedures for determining impairment charges recognized through earnings. The new standard requires a company to recognize the credit component (a credit impairment) of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income (loss) when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changes the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold the security until recovery and requires additional disclosures. A credit impairment, which is recognized in earnings when it occurs, is the difference between the amortized cost of the fixed maturity security and the estimated present value of cash flows expected to be collected (recovery value), as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is recognized as a separate component of accumulated other comprehensive income (loss). The Company refers to both credit impairments and impairments recognized as a result of intent to sell as "impairment charges." The impairment model for equity securities was not affected by the standard.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Impairment Policy -- Effective April 1, 2009 and Thereafter

Fixed Maturity Securities

If the Company intends to sell a fixed maturity security or it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to earnings.

For all other fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to earnings. Changes in fair value compared to recovery value, if any, are charged to unrealized appreciation (depreciation) of fixed maturity investments on which other-than-temporary credit impairments are taken (a component of accumulated other comprehensive income (loss)).

When assessing the Company's intent to sell a fixed maturity security, or whether it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition the Company's investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

The Company considers severe price declines and the duration of such price declines in its assessment of potential credit impairments. The Company may also modify its modeled outputs for certain securities when it determines that price declines are indicative of factors not comprehended by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that are not foreign exchange related, the Company generally prospectively accretes into earnings the difference between the new amortized cost and the expected undiscounted recovery value over the remaining expected holding period of the security.

In assessing whether a credit impairment has occurred for a structured fixed maturity security, the Company performs evaluations of expected future cash flows. Certain critical assumptions are made with respect to the performance of the securities.

When estimating future cash flows for a structured fixed maturity security (e.g. residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), collateralized debt obligations ("CDO"), asset backed securities ("ABS")) management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

    .  Current delinquency rates;

    .  Expected default rates and timing of such defaults;

    .  Loss severity and the timing of any such recovery;

    .  Expected prepayment speeds; and

    .  Ratings of securities underlying structured products.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macro economic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Equity Securities

The impairment model for equity securities and other cost and equity method investments was not affected by the adoption of the accounting standard related to other-than-temporary impairments in the second quarter of 2009. The Company continues to evaluate its available for sale equity securities, equity method and cost method investments for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

    . The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

    . A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

    . The Company has concluded that it may not realize a full recovery on its investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. The above criteria also consider circumstances of a rapid and severe market valuation decline in which the Company could not reasonably assert that the impairment period would be temporary (severity losses).

Fixed Maturity Securities Impairment Policy -- Prior to April 1, 2009

In all periods prior to April 1, 2009, the Company assessed its ability to hold any fixed maturity available for sale security in an unrealized loss position to its recovery at each balance sheet date. The decision to sell any such fixed maturity security classified as available for sale reflected the judgment of the Company's management that the security sold was unlikely to provide, on a relative value basis, as attractive a return in the future as alternative securities entailing comparable risks. With respect to distressed securities, the sale decision reflected management's judgment that the risk-adjusted ultimate recovery was less than the value achievable on sale.

In those periods, the Company evaluated its fixed maturity securities for other-than-temporary impairments with respect to valuation as well as credit.

After a fixed maturity security had been identified as other-than-temporarily impaired, the amount of such impairment was determined as the difference between fair value and amortized cost and the entire amount, whether attributed to credit or noncredit factors, was recorded as a charge to earnings.

Mortgage and Other Loans Receivable

Mortgage and other loans receivable includes mortgage loans on real estate and collateral, commercial loans and guaranteed loans. Mortgage loans on real estate and collateral, commercial loans and guaranteed loans are carried at unpaid principal balances less credit allowances and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.

Impairment of mortgage and other loans receivable is based on certain risk factors, including past due status. For commercial mortgages in particular, risk factors evaluated in monitoring credit quality also include debt service coverage ratio, loan-to-value or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and major property tenants, economic trends in the market where the property is located, and condition of the property. Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. This impairment is generally measured based

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

on the present value of expected future cash flows discounted at the loan's effective interest rate subject to the fair value of underlying collateral. Interest income on such impaired loans is recognized as cash is received.

Policy Loans

Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

Investment Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. The Company does not currently hold any available for sale investment real estate.

The Company's investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, the Company compares expected investment cash flows to carrying value. When the expected cash flows are less than the carrying value, the investments are written down to fair value with a corresponding charge to earnings.

Partnerships and Other Invested Assets

Partnerships in which AIG holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of accumulated other comprehensive income (loss). With respect to partnerships in which AIG holds in the aggregate a five percent or greater interest, or less than five percent interest but AIG has more than a minor influence over the operations of the investee, the Company's carrying value is its share of the net asset value of the partnerships. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income. In applying the equity method of accounting, the Company consistently uses financial information provided by the general partners or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The Company uses the carrying value as a practical expedient for fair value. The financial statements of these investees are generally audited on an annual basis.

The Company's investment partnerships are evaluated for impairment consistent with the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these investment partnerships and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Other invested assets include preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent. At December 31, 2010 and 2009, the Company's investments in partially owned companies included its 38.7 percent interest in the non-voting preferred equity of Castle 2003-2 Trust ("Castle 2 Trust"; see Note 14).

Aircraft

Aircraft owned by Castle 1 Trust are recorded at cost (adjusted for any impairment charges), net of accumulated depreciation. Depreciation is generally computed on a straight-line basis to a residual value of approximately 15 percent of the cost of the asset over its estimated useful life of 25 years. Certain major additions and modifications to aircraft may be capitalized. The residual value estimates are reviewed periodically to ensure continued appropriateness. Aircraft are periodically reviewed for impairment and an impairment loss is recorded when the estimate of undiscounted future cash flows expected to be generated by the aircraft is less than its carrying value (net book value).

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Short-Term Investments

Short-term investments consist of interest-bearing money market funds, investment pools, and other investments with original maturities within one year from the date of purchase.

Derivative Financial Instruments

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates, foreign currencies and equity markets on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, foreign currency swaps, index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

The Company issues indexed universal life and annuity products, which contain embedded derivatives associated with guarantees tied to certain indices. The Company purchases call options from the S&P 500 Index, the Dow Jones EURO STOXX 50, Nikkei 225 Index and the Hang Seng Index to offset the increase in its liabilities resulting from the indexed features of these products. With the exception of premiums required for the purchase of publicly-traded or over-the-counter traded options and futures, derivatives contracts purchased by the Company require no up-front cash payment and provide for net settlement.

The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The Company carries all derivatives, with the exception of bifurcated embedded derivatives, at fair value in the consolidated balance sheets as derivative assets or derivative liabilities. The fair value of the bifurcated embedded derivatives is reflected in policyholder contract deposits in the consolidated balance sheets. Changes in the fair value of all derivatives are reported as part of net realized investment gains and losses in the consolidated statements of income (loss). See Note 5 for additional disclosures.

CASH

Cash represents cash on hand and non-interest bearing demand deposits.

RESTRICTED CASH

Castle 1 Trust maintains various restricted cash accounts, primarily lessee-funded accounts, which are not available for general use. Restricted cash consists of security deposits from lessees and swap collateral from the swap counterparty that are required to be segregated from other funds.

DEFERRED POLICY ACQUISITION COSTS, VALUE OF BUSINESS ACQUIRED ("VOBA") AND DEFERRED SALES INDUCEMENTS

Policy acquisition costs of writing an insurance policy, including commissions, underwriting, and certain marketing expenses, are deferred and reported as DAC. The costs assigned to certain insurance contracts in force at January 31, 1995, the date of American General Corporation's ("AGC") acquisition of The Franklin Life Insurance Company, is reported as VOBA.

Policy acquisition costs for traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. Policy acquisition costs and policy issuance costs related to universal life, and investment-type products (investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the contracts. EGPs are based on management's best estimates and are composed of net interest income, net realized investment gains and losses, fees, surrender charges, expenses, and mortality gains and losses. If management's assumptions underlying the EGPs change significantly, DAC is recalculated using the new assumptions. Any resulting adjustment is included in income as an adjustment to DAC. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts. DAC for investment-oriented products is also adjusted with respect to EGPs as a result of changes in the net unrealized gains or losses on fixed maturity and

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

equity securities available for sale. Because fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains (losses) on fixed maturity and equity securities available for sale that is credited or charged directly to accumulated other comprehensive income (loss).

VOBA is determined at the time of acquisition and is reported in the consolidated balance sheets with DAC. This value is based on the present value of future pre-tax profits discounted at yields applicable at the time of purchase. For participating life, traditional life and accident and health insurance products, VOBA is amortized over the life of the business similar to that for DAC based on the assumptions at purchase. For universal life, and investment-oriented products, VOBA is amortized in relation to the EGPs to date for each period. Similar to DAC, VOBA is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment, net of deferred taxes, is included in unrealized gains (losses) in accumulated other comprehensive income (loss).

With respect to the variable annuity contracts of VALIC, the Company uses a "reversion to the mean" methodology which allows the Company to maintain its long-term assumptions, while also giving consideration to the effect of deviations from these assumptions occurring in the current period. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry. Any resulting adjustment is included in income as an adjustment to DAC.

With respect to the Company's variable universal life policies, the assumption for the long-term growth of the separate account assets used by the Company in the determination of DAC amortization is approximately 8.3 percent. For the Company's direct variable annuity policies, because of the limited size of the block of business, a simplified approach was used which combines experience for lapses, death, and market growth.

The Company currently offers sales inducements, which may include enhanced crediting rates or bonus payments to policy holders on certain of its products. Sales inducements provided to the policyholder are recognized as part of the liability for policyholder contract deposits on the consolidated balance sheets. To qualify for such accounting treatment, the sales inducement must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without bonus interest, and are higher than the contracts expected ongoing crediting rates for periods after the bonus period. The cost of such sales inducements is deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities represent funds that are separately administered for variable annuities and variable universal life contracts, for which the investment risk lies solely with the contract holder, except to the extent of minimum guarantees made by the Company with respect to certain policies. Therefore, the Company's liability for these separate accounts equals the value of the separate account assets. Separate account assets are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share and are insulated from creditors. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income (loss), comprehensive income (loss) and cash flows.

The Company receives administrative fees and other fees for assuming mortality and certain expense risks. Such fees are included in other revenue in the consolidated statements of income (loss).

GOODWILL

In 2008, the Company recorded a goodwill impairment charge of $57 million, which was primarily attributable to a decline in the estimated fair value of the Company due to the uncertain economic environment during the fourth quarter of that year. There was no goodwill on the consolidated balance sheets at December 31, 2010 or 2009.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


FUTURE POLICY BENEFITS

The liability for future policy benefits is established using assumptions described in Note 9 herein. Future policy benefits primarily include the reserves for traditional life and annuity payout contracts are based on estimates of the cost of future policy benefits. Reserves for traditional life are determined using the net level premium method based on actuarial assumptions as to mortality, persistency, interest and expenses established at the policy issue date. Also included in future policy benefits is the liability for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature. Structured settlement liabilities are presented on a discounted basis as the settled claims are fixed and determinable. Additionally, the future policy benefits include the liability for guaranteed minimum death benefit ("the GMDB"). A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (i) the contract holder's account value, or (ii) a GMDB that varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals. The GMDB has issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The Company provides reserves for future GMDB-related benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in policyholder benefits in the consolidated statements of income (loss).

Guaranteed minimum income benefits ("GMIB") is a feature the Company offered on certain variable annuity products intermittently from 1998 to 2006. If included in the contract, GMIB provides a minimum fixed annuity payment guarantee after a specified waiting period. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated contract holder account balances to support GMIB benefits and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The GMIB liability is included as part of future policy benefits and determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance, with a related charge or credit to policyholder benefits, if actual experience or other evidence suggests that earlier assumptions should be revised. See Note 9 for additional disclosure.

POLICYHOLDER CONTRACT DEPOSITS

Policyholder contract deposits are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statements of income (loss), as they are recorded directly to policyholder contract deposits upon receipt. Policyholder contract deposits also include the Company's liabilities for guaranteed minimum withdrawal benefit ("GMWB") accounted for as embedded derivatives at fair value.

The variable annuities with a GMWB feature are primarily sold through VALIC. VALIC began offering a GMWB feature on certain variable annuity products in the second quarter of 2006. If available and elected by the contract holder at time of issuance and depending on the provisions of the feature elected, this feature provides a guaranteed annual withdrawal stream either for a specified period of time or for life, regardless of market performance. The amount of the guaranteed withdrawal stream is determined from a guaranteed benefit base amount that is dependent upon the specific feature elected. The Company bears the risk that protracted under-performance of the financial markets and/or better than expected longevity could result in higher GMWB benefits being higher than the underlying contract holder account balance and the risk that the fees collected under the contract are insufficient to cover the costs of the benefits to be provided.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


First available in 2008, there is a GMWB rider that is available on certain equity indexed annuities which are not sold through VALIC. These products are annuities maintained in the general account. As long as no excess withdrawals are taken, the GMWB rider guarantees that the rider benefit amount withdrawals will be available for life and will never decrease, without the need to convert the contract into a payout annuity at the date of annuitization, even if the annuity value declines to zero. The rider benefit amount is based on a percentage of the contract's account value. That percentage is dependent on the attained age of the annuitant.

The fair value of the liabilities for GMWB requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMWB guarantees include unobservable inputs such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The valuation technique used to measure the fair value of embedded derivatives was modified during 2008, primarily with respect to the development of long-dated equity volatility assumptions and the discount rates applied to certain projected benefit payments. The valuation technique used to measure the fair value of embedded derivatives was modified again in 2010, primarily to revise the non-performance risk adjustment to reflect a market participant's view of the Company's claims-paying ability. As a result, in 2010 the Company incorporated an additional spread to the swap curve used to value embedded policy derivatives. The changes in fair value of the liability for GMWB are reported in net realized investment losses in the consolidated statements of income
(loss).

Equity indexed annuities and equity indexed universal life contracts offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index. This feature is accounted for in accordance with accounting standards for derivative instruments.

The Company also incorporates its own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity and indexed annuity and life contracts. During the fourth quarter of 2010, instead of using the interest rate swap curve, the Company revised the non-performance risk adjustment to reflect a market participant's view of the Company's claims-paying ability. See Note 3 for additional disclosures on embedded policy derivatives.

POLICY CLAIMS AND BENEFITS PAYABLE

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and (ii) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

OTHER POLICYHOLDERS' FUNDS

Included in other policyholders' funds are primarily unearned revenue reserves ("URR"), liabilities for dividends arising out of participating business, reserves for experience rated group products and liabilities for policyholder premium deposit funds.

URR consists of front end loads on interest sensitive contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. Front end loads for interest sensitive life insurance policies are generally deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC.

Liabilities for dividends arise from participating products issued by the Company. Participating products are those which share in the earnings of the company based on provisions within the insurance contracts sold. These dividends are declared annually by the Board of Directors and may be paid in cash, or they may be applied to reduce future premiums or purchase additional benefits, or they may be left to accumulate with interest until a later date. In addition, certain participating whole life insurance contracts are subject to unique participating policyholder dividend requirements that are imposed by state law. As such, the Company establishes an additional liability

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

because it is required by statute to return 90% of the profits from the contracts to the policyholders in the form of policyholder dividends which will be paid in the future but are not yet payable. The profits used in the liability calculation consist of discrete components for operating income, realized gains and losses and unrealized gains and losses pertaining to the policies and the assets supporting them. The impact of the unrealized gains and losses component is recorded through other comprehensive income (loss).

Provisions for experience rating refunds arise from contractual obligations between the Company and the groups being insured. Periodic assessments of the experience of the insured groups are undertaken and the group participates in the profits of the business, either through adjustments to premiums or through refunds from the liability for the refund.

Premium deposit funds represent a liability for premiums received in advance of their due dates. Such premiums are allowed to accumulate with interest until they are due, at which time the premiums are applied to the underlying policies.

PREMIUM RECOGNITION

Premiums for traditional life insurance products are recognized when due. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross received and the net premium is deferred and recognized as a change in future policy benefits in the consolidated statements of income
(loss).

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in insurance charges in the consolidated statements of income (loss). As discussed under "Other Policyholders' Funds" within this note, policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC. Variable annuity and variable universal life fees, asset management fees and surrender charges are recorded as income in other revenue when earned. Net retained broker dealer commissions are recognized as income on a trade date basis.

NET INVESTMENT INCOME

Net investment income represents income primarily from the following sources in the Company's operations:

    . Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

    . Dividend income and distributions from common and preferred stock and other investments when receivable.

    . Realized and unrealized gains and losses from investments in trading securities accounted for at fair value.

    . Earnings from hedge funds and limited partnership investments accounted for under the equity method.

    .  Interest income on policy loans.

NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

    . Sales of fixed maturity and equity securities (except trading securities accounted for at fair value), real estate, investments in joint ventures and limited partnerships, securities lending invested collateral and other types of investments.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


    . Reductions to the cost basis of fixed maturity and equity securities (except trading securities accounted for at fair value) and other invested assets for other-than-temporary impairments.

    .  Changes in fair value of derivatives.

    .  Exchange gains and losses resulting from foreign currency transactions.

INCOME TAXES

Deferred taxes and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

SECURITIES LENDING INVESTED COLLATERAL AND SECURITIES LENDING PAYABLE

On December 12, 2008, the Company terminated its securities lending activities (see Note 7 for additional information).

Securities lending collateral was invested in interest-bearing cash equivalents and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities were carried at fair value and accounted for in a manner consistent with other available-for-sale fixed maturity securities, and were evaluated for other-than-temporary impairment by applying the same criteria used for other fixed maturity securities. The Company's allocated portion of income earned on the invested collateral, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, was recorded as investment income in the consolidated statements of income (loss). The Company's allocated portion of any realized investment losses on the invested collateral was recorded in the consolidated statements of income (loss). The Company generally obtained and maintained cash collateral from securities borrowers at current market levels for the securities lent. During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than as secured borrowings. Changes in forward purchase commitments were recorded as net realized investment gains (losses) in the consolidated statements of income (loss).

Since the Company terminated its securities lending activities on December 12, 2008, there were no securities subject to securities lending agreements on the consolidated balance sheets at December 31, 2010 or 2009.

ACCOUNTING CHANGES

FUTURE APPLICATION OF ACCOUNTING STANDARDS

Consolidation of Investments in Separate Accounts

In April 2010, the Financial Accounting Standards Board ("FASB") issued an accounting standard that clarifies that an insurance company should not combine any investments held in separate account interests with its interest in the same investment held in its general account when assessing the investment for consolidation. Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk. The standard also provides guidance on how an insurer should consolidate an investment fund in situations in which the insurer concludes that consolidation of an investment is required and the

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

insurer's interest is through its general account in addition to any separate accounts. The new standard is effective for interim and annual periods beginning on January 1, 2011 for the Company. Earlier application is permitted. The Company adopted this new standard on January 1, 2011. The adoption of this new standard did not have a material effect on its consolidated financial condition, results of operations or cash flows.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB issued an accounting standard update that amends the accounting for costs incurred by insurance companies that can be capitalized in connection with acquiring or renewing insurance contracts. The new standard clarifies how to determine whether the costs incurred in connection with the acquisition of new or renewal insurance contracts qualify as deferred acquisition costs. The new standard is effective for interim and annual periods beginning on January 1, 2012 with early adoption permitted. Prospective or retrospective application is permitted. The Company has determined not to early adopt, but has not determined whether it will adopt this new standard prospectively or retrospectively. The accounting standard update will result in a decrease of the amount of capitalized costs in connection with the acquisition or renewal of insurance contracts. The Company is currently assessing the effect of adoption of this new standard on its consolidated financial condition, results of operations and cash flows.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2010:

Consolidation of Variable Interest Entities

In June 2009, the FASB issued an accounting standard that amends the guidance addressing consolidation of certain variable interest entities with an approach focused on identifying which enterprise has the power to direct the activities of a variable interest entity that most significantly affect the entity's economic performance and has (i) the obligation to absorb losses of the entity or (ii) the right to receive benefits from the entity. The new standard also requires enhanced financial reporting by enterprises involved with variable interest entities. The adoption of the new standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

In February 2010, the FASB also issued an update to the aforementioned accounting standard that defers the revised consolidation rules for variable interest entities with attributes of, or similar to, an investment company or money market fund.

Accounting for Embedded Credit Derivatives

In March 2010, the FASB issued an accounting standard that amends the accounting for embedded credit derivative features in structured securities that redistribute credit risk in the form of subordination of one financial instrument to another. The new standard clarifies how to determine whether embedded credit derivative features, including those in CDOs, credit-linked notes ("CLNs"), synthetic CDOs and CLNs and other synthetic securities (e.g., commercial and residential mortgage-backed securities issued by securitization entities that wrote credit derivatives), are considered to be embedded derivatives that should be analyzed for potential bifurcation and separate accounting or, alternatively, for fair value accounting in connection with the application of the fair value option to the entire hybrid instrument. The Company adopted the new standard on July 1, 2010. Upon adoption, the Company accounts for its investments in synthetic securities otherwise requiring bifurcation at fair value, with changes in fair value recognized in earnings. The adoption of this new standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2009:

Noncontrolling Interests in Consolidated Financial Statements

In December 2007, the FASB issued an accounting standard that requires noncontrolling (i.e., minority) interests in partially owned consolidated subsidiaries to be classified in the consolidated balance sheets as a separate component of equity, or in the mezzanine section of the balance sheets (between liabilities and equity) if such interests do not qualify for "permanent equity" classification. The new standard also specifies the accounting treatment for

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

subsequent acquisitions and sales of noncontrolling interests and how noncontrolling interests should be presented in the consolidated statements of income (loss). The noncontrolling interests' share of subsidiary income (loss) should be reported as a part of consolidated net income (loss) with disclosure of the attribution of consolidated net income (loss) to the controlling and noncontrolling interests on the face of the consolidated statements of income
(loss).

The Company adopted the new standard on January 1, 2009 and applied it prospectively, except for presentation and disclosure requirements. The consolidated statement of income (loss) for the year ended December 31, 2008 has been retrospectively recast to include net income (loss) attributable to both the controlling and noncontrolling interests.

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued an accounting standard that requires enhanced disclosures about (i) how and why the Company uses derivative instruments,
(ii) how derivative instruments and related hedged items are accounted for and
(iii) how derivative instruments and related hedged items affect the Company's consolidated financial condition, results of operations, and cash flows. The Company adopted the new standard on January 1, 2009. See Note 5 for related disclosures.

Recognition and Presentation of Other-Than-Temporary Impairments

In April 2009, the FASB issued an accounting standard that requires a company to recognize the credit component of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income (loss) when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changed the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold until recovery. The standard does not change the recognition of other-than-temporary impairment for equity securities. The standard requires additional disclosures in interim and annual reporting periods for fixed maturity and equity securities.

The Company adopted the new standard on April 1, 2009 and recorded an after-tax cumulative effect adjustment to increase the Company's shareholder's equity by $735 million as of April 1, 2009, consisting of a decrease in accumulated deficit of $2.4 billion and an increase to accumulated other comprehensive loss of $1.6 billion, net of tax. The net increase in the Company's shareholder's equity was due to a reversal of a portion of the deferred tax asset valuation allowance for certain previous non-credit impairment charges directly attributable to the change in accounting principle (see Note 13 herein). The cumulative effect adjustment resulted in an increase of approximately $3.0 billion in the amortized cost of fixed maturity securities, which has the effect of significantly reducing the accretion of investment income over the remaining life of the underlying securities, beginning in the second quarter of 2009. The effect of the reduced investment income will be offset, in part, by a decrease in the amortization of DAC and sales inducements assets.

The new standard is expected to reduce the level of other-than-temporary impairment charges recorded in earnings for fixed maturity securities due to the following required changes in the Company's accounting policy for other-than-temporary impairments:

    . Impairment charges for non-credit (e.g., severity) losses are no longer recognized;

    . The amortized cost basis of credit impaired securities will be written down through a charge to earnings to the present value of expected cash flows, rather than to fair value; and

    . For fixed maturity securities that are not deemed to be credit-impaired, the Company is no longer required to assert that it has the intent and ability to hold such securities to recovery to avoid an other-than-temporary impairment charge. Instead, an impairment charge through earnings is required only in situations where the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the security prior to recovery.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the components of the change in the Company's shareholder's equity at April 1, 2009 due to the adoption of the new accounting standard for other-than-temporary impairments:

                                                                     (Increase) Decrease to Net Increase in the
                                              (Increase) Decrease to   Accumulated Other         Company's
                                               Accumulated Deficit     Comprehensive Loss   Shareholder's Equity
                                              ---------------------- ---------------------- --------------------
                                                                        (In Millions)
Net effect of the increase in amortized cost
  of available for sale fixed maturity
  securities                                          $3,033                $(3,033)                $ --
Net effect of related DAC, sales inducement
  assets and other insurance balances                   (493)                   493                   --
Net effect on deferred income tax assets                (162)                   897                  735
                                                      ------                -------                 ----
Net increase in the Company's shareholder's
  equity                                              $2,378                $(1,643)                $735
                                                      ======                =======                 ====

Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

In April 2009 the FASB issued an accounting standard that provides guidance for estimating fair value of assets and liabilities when the volume and level of activity for an asset or liability have significantly decreased and for identifying circumstances that indicate a transaction is not orderly. The new standard also requires extensive additional fair value disclosures. The adoption of the new standard on April 1, 2009, did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

Measuring Liabilities at Fair Value

In August 2009, the FASB issued an accounting standard to clarify how the fair value measurement principles should be applied to measuring liabilities carried at fair value. The new standard explains how to prioritize market inputs in measuring liabilities at fair value and what adjustments to market inputs are appropriate for debt obligations that are restricted from being transferred to another obligor. The new standard was effective beginning October 1, 2009 for the Company. The adoption of the new standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In September 2009, the FASB issued an accounting standard that permits, as a practical expedient, a company to measure the fair value of an investment that is within the scope of the update on the basis of the net asset value per share of the investment (or its equivalent) if that value is calculated in accordance with fair value as defined by the FASB. The standard also requires enhanced disclosures. The new standard applies to investment companies that do not have readily determinable fair values such as certain hedge funds and private equity funds. The new standard was effective for interim and annual periods ending after December 15, 2009. The new standard does not apply to the Company and therefore did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2008:

Fair Value Measurements and Fair Value Option

In September 2006, the FASB issued an accounting standard that defines fair value, establishes a framework for measuring fair value and expands disclosure requirements regarding fair value measurements but did not change existing guidance about whether an asset or liability is carried at fair value. The standard also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value. The Company adopted the standard on January 1, 2008, its required effective date. The standard must be applied prospectively, except for certain stand-alone derivatives and hybrid instruments, which must be applied as a cumulative effect of change in

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

accounting principle to retained earnings at January 1, 2008. The adoption of the standard did not have a material effect on the Company's consolidated financial condition or results of operations.

In February 2007, the FASB issued an accounting standard that permits entities to choose to measure at fair value many financial instruments and certain other items that are not required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in earnings. The standard also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. The standard permits the fair value option election on an instrument-by-instrument basis for eligible items existing at the adoption date and at initial recognition of an asset or liability, or upon most events that gives rise to a new basis of accounting for that instrument. The Company adopted the standard on January 1, 2008, its required effective date. The Company did not make any fair value measurement elections upon initial adoption of the standard.

Fair Value of Financial Assets in Inactive Markets

In October 2008, the FASB issued an accounting standard that provides guidance clarifying certain aspects with respect to the fair value measurements of a security when the market for that security is inactive. The Company adopted this guidance in the third quarter of 2008. The effects of adopting this standard on the Company's consolidated financial condition, results of operations and cash flows were not material.

Amendment to Other-Than-Temporary Impairment Guidance

In January 2009, the FASB issued an accounting standard that amends the impairment guidance on recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets to achieve more consistent determination of whether an other-than-temporary impairment has occurred. The standard also retains and emphasizes the objective of an other-than-temporary impairment assessment and the related disclosure requirements related to the accounting for certain investments in fixed maturity and equity securities and other related guidance. The Company adopted this guidance in the fourth quarter of 2008. The effects of adopting the standard on the Company's consolidated financial condition, results of operations and cash flows were not material.

3. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between willing, able and knowledgeable market participants at the measurement date.

The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value in the consolidated balance sheets are measured and classified in a hierarchy for disclosure purposes, consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values, as discussed below:

.. Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments. Assets and liabilities

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

  measured at fair value on a recurring basis and classified as Level 1 include certain government and agency securities, actively traded listed common stocks and futures and options contracts, most separate account assets and most mutual funds.

.. Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government and agency securities, most investment-grade and high-yield corporate bonds, certain RMBS, CMBS and collateralized loan obligations/asset-backed securities (CLO/ABS), certain listed equities, state, municipal and provincial obligations, hybrid securities, securities purchased (sold) under agreements to resell (repurchase), mutual fund and hedge fund investments, and certain interest rate and currency derivative contracts.

.. Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure the fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 include certain RMBS, CMBS, and collateralized debt/asset-backed securities (CDO/ABS), corporate debt, certain municipal and sovereign debt, certain derivative contracts, private equity and real estate fund investments, and direct private equity investments. The Company's non-financial instrument assets that are measured at fair value on a non-recurring basis generally are classified as Level 3.

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels noted above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

Valuation Methodologies

Incorporation of Credit Risk in Fair Value Measurements

.. The Company's Own Credit Risk. Fair value measurements for certain freestanding derivatives incorporate the Company's own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to the Company at the balance sheet date by reference to observable credit default swap or cash bond spreads. A derivative counterparty's net credit exposure to the Company is determined based on master netting agreements, which take into consideration all derivative positions with the Company, as well as cash collateral posted by the Company at the balance sheet date.

.. Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for the Company to protect against its net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty credit default swap spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. The Company's net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as cash collateral posted by the counterparty at the balance sheet date.

A credit default swap ("CDS") is a derivative contract that allows the transfer of third party credit risk from one party to the other. The buyer of the CDS pays an upfront and/or periodic premium to the seller. The seller's payment obligation is triggered by the occurrence of a credit event under a specified reference security and is determined by

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

the loss on that specified reference security. The present value of the amount of the periodic and/or upfront premium therefore represents a market-based expectation of the likelihood that the specified reference party will fail to perform on the reference obligation, a key market observable indicator of non-performance risk (the CDS spread).

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

The cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to the Company by an independent third party. The Company utilizes an interest rate based on the benchmark London Interbank Offered Rate ("LIBOR") curve to derive its discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, management believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities - Trading and Available for Sale

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value in its available for sale and trading portfolios. Market price data is generally obtained from dealer markets.

Management is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions. The Company employs independent third-party valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual instruments. When the Company's valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a quote, which is generally non-binding, or by employing widely accepted internal valuation models.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested under the terms of service agreements. The inputs used by the valuation service providers include, but are not limited to, market prices from recently completed transactions and transactions of comparable securities, benchmark yields, interest rate yield curves, credit spreads, currency rates, quoted prices for similar securities and other market- observable information, as applicable. The valuation models take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

The Company has processes designed to ensure that the values received or internally estimated are accurately recorded, that the data inputs and the valuation techniques utilized are appropriate and consistently applied and that the assumptions are reasonable and consistent with the objective of determining fair value. The Company assesses the reasonableness of individual security values received from valuation service providers through various analytical techniques. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from the Company's valuation service providers to other third-party valuation sources for selected securities. The Company also validates prices for selected securities obtained from brokers through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The methodology above is relevant for all fixed maturity securities; following are discussions of certain procedures unique to specific classes of securities.

Fixed Maturity Securities issued by Government Entities

For most debt securities issued by government entities, the Company obtains fair value information from independent third-party valuation service providers, as quoted prices in active markets are generally only available for limited debt securities issued by government entities. The fair values received from these valuation service providers may be based on a market approach using matrix pricing, which considers a security's relationship to other securities for which a quoted price in an active market may be available, or alternatively based on an income approach, which uses valuation techniques to convert future cash flows to a single present value amount.

Fixed Maturity Securities issued by Corporate Entities

For most debt securities issued by corporate entities, the Company obtains fair value information from third-party valuation service providers. For certain corporate debt securities, the Company obtains fair value information from brokers. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

RMBS, CMBS, CDOs and other ABS

Third-party valuation service providers also provide fair value information for the majority of the Company's investments in RMBS, CMBS, CDOs and other ABS. Where pricing is not available from valuation service providers, the Company obtains fair value information from brokers. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to structured securities, including ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies, and weighted average coupons and maturities. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. When the volume or level of market activity for an investment in RMBS, CMBS, CDOs or other ABS is limited, certain inputs used to determine fair value may not be observable in the market.

ML II

The fixed maturity securities, trading portfolio includes an interest in ML II. See Note 4 for additional background information on ML II. At inception, the Company's economic interest in ML II was valued at the transaction price of $350 million. Subsequently, the ML II interest is valued using a discounted cash flow methodology that uses the estimated future cash flows of the assets to which the ML II interest is entitled. The Company applies a model-determined market discount rate to its interest. This discount rate is calibrated to the change in the estimated asset values for the underlying assets commensurate with the Company's interest in the capital structure of the entity. Estimated cash flows and discount rates used in the valuation are validated, to the extent possible, using market observable information for securities with similar asset pools, structure and terms.

The fair value methodology used assumes the underlying collateral in the ML II interest will continue to be held and generate cash flows into the foreseeable future and does not assume a current liquidation of the assets underlying the ML II interest. Other methodologies employed or assumptions made in determining fair value for this investment could result in amounts that differ significantly for the amounts reported.

As of December 31, 2010, the Company expected to receive cash flows (undiscounted) in excess of the Company's initial investment, and any accrued interest, in the ML II interest over the remaining life of the investment after repayment of the first priority obligations owed to the New York Fed. The Company's cash flow methodology considers the capital structure of the collateral securities and their expected credit losses from the underlying asset pools. The fair value of the ML II interest is most affected by changes in the discount rates and changes in the underlying estimated future collateral cash flow assumptions used in the valuation model.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The LIBOR interest rate curve changes are determined based on observable prices, interpolated or extrapolated to derive a LIBOR for a specific maturity term as necessary. The spreads over LIBOR for the ML II interest (including collateral-specific credit and liquidity spreads) can change as a result of changes in market expectations about the future performance of these investments as well as changes in the risk premium that market participants would demand at the time of the transactions.

Changes in estimated future cash flows would primarily be the result of changes in expectations for defaults, recoveries and prepayments on underlying loans.

Changes in the discount rate or the estimated future cash flows used in the valuation would alter the Company's estimate of the fair value of ML II as shown in the table below.

                                                             Fair Value Change
                                                             -----------------
                                                               (In Millions)
Twelve Months Ended December 31, 2010
Discount Rates
200 basis point increase                                           $ (53)
200 basis point decrease                                              61
400 basis point increase                                             (99)
400 basis point decrease                                             131
Estimated Future Cash Flows
10% increase                                                         113
10% decrease                                                        (118)
20% increase                                                         223
20% decrease                                                        (242)

The Company believes that the ranges of discount rates used in these analyses are reasonable on the basis of implied spread volatilities of similar collateral securities and implied volatilities of LIBOR interest rates. The ranges of estimated future cash flows were determined on the basis of variability in estimated future cash flows implied by cumulative loss estimates for similar instruments. Because of these factors, the fair value of ML II is likely to vary, perhaps materially, from the amount estimated.

Equity Securities Traded in Active Markets - Available for Sale and Trading

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value marketable equity securities in its available for sale and trading portfolios. Market price data is generally obtained from exchange or dealer markets.

Hedge Funds, Private Equity Funds and Other Investment Partnerships - Partnerships and Other Invested Assets

The Company initially estimates the fair value of investments in certain hedge fund, private equity funds and other partnerships by reference to the transaction price. Subsequently, the Company obtains the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. The Company considers observable market data and performs diligence procedures in validating the appropriateness of using the net asset value as a fair value measurement.

Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Short-Term Investments

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over-the-counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. The Company will update valuation inputs only when corroborated by evidence such as similar market transactions, third party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Policy Derivatives Included in Policyholder Contract Deposits

The fair value of embedded derivatives contained in certain variable annuity and equity-indexed annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience.

With respect to embedded policy derivatives in the Company's variable annuity contracts, because of the dynamic and complex nature of the expected cash flows in the Company's variable annuity contracts, risk neutral valuations are used. Estimating the underlying cash flows for these products involves many estimates and judgments, including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior.

With respect to embedded derivatives in the Company's indexed life and annuity contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and determinations on adjusting the participation rate and the cap on equity indexed credited rates in light of market conditions and policyholder behavior assumptions. This methodology incorporates an explicit risk margin to take into consideration market participant estimates of projected cash flows and policyholder behavior.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company also incorporates its own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity and indexed annuity and life contracts. Historically, the expected cash flows were discounted using the interest rate swap curve (swap curve), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a plain vanilla swap against the floating LIBOR leg of a related tenor. The swap curve was adjusted, as necessary, for anomalies between the swap curve and the treasury yield curve. During the fourth quarter of 2010, the Company revised the non-performance risk adjustment to reflect a market participant's view of the Company's claims-paying ability. As a result, in 2010 the Company incorporated an additional spread to the swap curve used to value embedded policy derivatives. Primarily as a result of this change, the fair value of the embedded derivative liabilities decreased by $66 million, which is partially offset by $7 million of DAC amortization.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present information about assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value measurement based on the levels of the inputs used:

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


At December 31, 2010

                                                                           Counterparty      Cash
                                                   Level 1 Level 2 Level 3  Netting (a) Collateral (b) Total Fair Value
                                                   ------- ------- ------- ------------ -------------- ----------------
                                                                              (In Millions)
ASSETS:
Fixed maturity securities, available for
  sale:
   U.S. government obligations                     $    -- $   467 $   --      $ --          $ --          $   467
   Foreign government                                   --     786     --        --            --              786
   States, territories & political
     subdivisions                                       --     595    229        --            --              824
   Corporate securities                                 --  41,993    755        --            --           42,748
   Mortgage-backed, asset-backed and
     collateralized:
       Residential mortgage-backed securities           --   4,506  1,862        --            --            6,368
       Commercial mortgage-backed securities            --     565  1,743        --            --            2,308
       Collateralized debt obligation /
         Asset backed securities                        --     822  1,300        --            --            2,122
                                                   ------- ------- ------      ----          ----          -------
Total fixed maturity securities, available
  for sale                                              --  49,734  5,889        --            --           55,623
                                                   ------- ------- ------      ----          ----          -------
Hybrid securities:
   Mortgage-backed, asset-backed and
     collateralized:
       Commercial mortgage-backed securities            --      --      1        --            --                1
                                                   ------- ------- ------      ----          ----          -------
Total hybrid securities                                 --      --      1        --            --                1
                                                   ------- ------- ------      ----          ----          -------
Fixed maturity securities, trading:
   Corporate securities                                 --       4     --        --            --                4
   Mortgage-backed, asset-backed and
     collateralized:
       Commercial mortgage-backed securities            --      --     19        --            --               19
       Collateralized debt obligation /
         Asset backed securities                        --      --    476        --            --              476
                                                   ------- ------- ------      ----          ----          -------
Total fixed maturity securities, trading                --       4    495        --            --              499
                                                   ------- ------- ------      ----          ----          -------
Equity securities, available for sale:
   Common stocks                                         8       3     23        --            --               34
   Preferred stocks                                     --       6     28        --            --               34
                                                   ------- ------- ------      ----          ----          -------
Total equity securities, available for sale              8       9     51        --            --               68
                                                   ------- ------- ------      ----          ----          -------
Equity securities, trading:
   Common stocks                                        --      --      1        --            --                1
                                                   ------- ------- ------      ----          ----          -------
Total equity securities, trading                        --      --      1        --            --                1
                                                   ------- ------- ------      ----          ----          -------
Partnerships and other invested assets                   3     275  1,149        --            --            1,427
Short-term investments                                  21   3,749     --        --            --            3,770
Derivative assets:
   Interest rate contracts                              --      36     --        --            --               36
   Foreign exchange contracts                           14      30     --        --            --               44
   Equity contracts                                      8      31      7        --            --               46
   Counterparty netting and cash collateral             --      --     --       (48)          (23)             (71)
                                                   ------- ------- ------      ----          ----          -------
Total derivative assets                                 22      97      7       (48)          (23)              55
                                                   ------- ------- ------      ----          ----          -------
Separate account assets                             27,056     303     --        --            --           27,359
                                                   ------- ------- ------      ----          ----          -------
       Total                                       $27,110 $54,171 $7,593      $(48)         $(23)         $88,803
                                                   ======= ======= ======      ====          ====          =======
LIABILITIES:
Policyholder contract deposits                     $    -- $    -- $  239      $ --          $ --          $   239
Derivative liabilities:
   Interest rate contracts                              --      12     --        --            --               12
   Foreign exchange contracts                           14     110     --        --            --              124
   Equity contracts                                     --       6     --        --            --                6
   Counterparty netting and cash collateral             --      --     --       (48)           --              (48)
                                                   ------- ------- ------      ----          ----          -------
Total derivative liabilities                            14     128     --       (48)           --               94
                                                   ------- ------- ------      ----          ----          -------
       Total                                       $    14 $   128 $  239      $(48)         $ --          $   333
                                                   ======= ======= ======      ====          ====          =======

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


At December 31, 2009

                                                                           Counterparty      Cash
                                                   Level 1 Level 2 Level 3  Netting (a)  Collateral (b) Total Fair Value
                                                   ------- ------- ------- ------------ --------------- ----------------
                                                                               (In Millions)
ASSETS:
Fixed maturity securities, available for
  sale:
   U.S. government obligations                     $    -- $   413 $   --      $ --           $--           $   413
   Foreign government                                   --     620     --        --            --               620
   States, territories & political
     subdivisions                                       --     359    113        --            --               472
   Corporate securities                                 --  34,614  1,632        --            --            36,246
   Mortgage-backed, asset-backed and
     collateralized:
       Residential mortgage-backed securities           --   6,052  1,871        --            --             7,923
       Commercial mortgage-backed securities            --     589  1,133        --            --             1,722
       Collateralized debt obligation / Asset
   backed securities                                    --     748  1,237        --            --             1,985
                                                   ------- ------- ------      ----           ---           -------
Total fixed maturity securities, available
  for sale                                              --  43,395  5,986        --            --            49,381
                                                   ------- ------- ------      ----           ---           -------
Hybrid securities:
   Foreign government                                   --       2     50        --            --                52
   Corporate securities                                 --      --      3        --            --                 3
                                                   ------- ------- ------      ----           ---           -------
Total hybrid securities                                 --       2     53        --            --                55
                                                   ------- ------- ------      ----           ---           -------
Fixed maturity securities, trading:
   Corporate securities                                 --       4     --        --            --                 4
   Mortgage-backed, asset-backed and
     collateralized:
       Commercial mortgage-backed securities            --      30      8        --            --                38
       Collateralized debt obligation / Asset
   backed securities                                    --      --    266        --            --               266
                                                   ------- ------- ------      ----           ---           -------
Total fixed maturity securities, trading                --      34    274        --            --               308
                                                   ------- ------- ------      ----           ---           -------
Equity securities, available for sale:
   Common stocks                                        79      --     12        --            --                91
   Preferred stocks                                     --       8     23        --            --                31
                                                   ------- ------- ------      ----           ---           -------
Total equity securities, available for sale             79       8     35        --            --               122
                                                   ------- ------- ------      ----           ---           -------
Equity securities, trading:
   Common stocks                                        --      --      1        --            --                 1
                                                   ------- ------- ------      ----           ---           -------
Total equity securities, trading                        --      --      1        --            --                 1
                                                   ------- ------- ------      ----           ---           -------
Partnerships and other invested assets                  16     287    749        --            --             1,052
Short-term investments                                  30   4,863     --        --            --             4,893
Derivative assets                                       11      60      7       (37)           (3)               38
Separate account assets                             24,978       5     --        --            --            24,983
                                                   ------- ------- ------      ----           ---           -------
       Total                                       $25,114 $48,654 $7,105      $(37)          $(3)          $80,833
                                                   ======= ======= ======      ====           ===           =======
LIABILITIES:
Policyholder contract deposits                     $    -- $    -- $  240      $ --           $--           $   240
Derivative liabilities                                  --      79     --       (37)           --                42
                                                   ------- ------- ------      ----           ---           -------
       Total                                       $    -- $    79 $  240      $(37)          $--           $   282
                                                   ======= ======= ======      ====           ===           =======

(a) Represents netting of derivative exposures covered by a qualifying master netting agreement.
(b) Represents cash collateral posted and received.

Transfers of Level 1 and Level 2 Assets and Liabilities

The Company's policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company had no significant transfers between Level 1 and Level 2 during the year ended December 31, 2010.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


At December 31, 2010 and 2009, Level 3 assets were 6.9 percent and 7.0 percent of total assets, respectively, and Level 3 liabilities were 0.2 percent and 0.3 percent of total liabilities, respectively.

Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during the years ended December 31, 2010 and 2009 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in the consolidated statements of income (loss) during the years ended December 31, 2010 and 2009 related to the Level 3 assets and liabilities that remained in the consolidated balance sheets at December 31, 2010 and 2009:

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                                                                     Changes in
                                                 Net Realized                                                        Unrealized
                                                and Unrealized  Accumulated                                        Gains (Losses)
                                    Balance at  Gains (Losses)     Other        Purchases,              Balance at on Instruments
Twelve Months Ended                Beginning of  included in   Comprehensive Sales, Issuances    Net      End of   Held at End of
December 31, 2010                     Period      Income (a)   Income (Loss) and Settlements  Transfers   Period       Period
-------------------                ------------ -------------- ------------- ---------------- --------- ---------- --------------
                                                                           (In Millions)
ASSETS:
Fixed maturity securities,
  available for sale:
   States, territories &
     political subdivisions           $  113        $  --         $   (2)         $ 147         $ (29)    $  229        $--
   Corporate securities                1,632          (35)            61            (11)         (892)       755         --
Mortgage-backed, asset-backed
  and collateralized:
       Residential
         mortgage-backed
         securities                    1,871          (15)           210           (521)          317      1,862         --
       Commercial
         mortgage-backed
         securities                    1,133         (354)           970           (132)          126      1,743         --
       Collateralized debt
         obligation / Asset
         backed securities             1,237           53             71           (232)          171      1,300         --
                                      ------        -----         ------          -----         -----     ------        ---
Total fixed maturity
  securities, available for
  sale                                 5,986         (351)         1,310           (749)         (307)     5,889         --
                                      ------        -----         ------          -----         -----     ------        ---
Hybrid securities:
   Foreign government                     50           --             --            (50)           --         --         --
   Corporate securities                    3           --             --             (3)           --         --         --
   Mortgage-backed,
     asset-backed and
     collateralized:
       Commercial
         mortgage-backed
         securities                       --           --             --              1            --          1         --
                                      ------        -----         ------          -----         -----     ------        ---
Total hybrid securities                   53           --             --            (52)           --          1         --
                                      ------        -----         ------          -----         -----     ------        ---
Fixed maturity securities,
  trading:
   Mortgage-backed,
     asset-backed and
     collateralized:
       Commercial
         mortgage-backed
         securities                        8           11             --            (34)           34         19         --
       Collateralized debt
         obligation / Asset
         backed securities               266          175             --             35            --        476         86
                                      ------        -----         ------          -----         -----     ------        ---
Total fixed maturity
  securities, trading                    274          186             --              1            34        495         86
                                      ------        -----         ------          -----         -----     ------        ---
Equity securities, available
  for sale:
   Common stocks                          12           (1)            11              3            (2)        23         --
   Preferred stocks                       23           (2)             3              3             1         28         --
                                      ------        -----         ------          -----         -----     ------        ---
Total equity securities,
  available for sale                      35           (3)            14              6            (1)        51         --
                                      ------        -----         ------          -----         -----     ------        ---
Equity securities, trading:
   Common stocks                           1           --             --             --            --          1         --
                                      ------        -----         ------          -----         -----     ------        ---
Total equity securities,
  trading                                  1           --             --             --            --          1         --
                                      ------        -----         ------          -----         -----     ------        ---
Partnerships and other
  invested assets                        749          (32)           143            215            74      1,149         --
                                      ------        -----         ------          -----         -----     ------        ---
Total derivative assets, net               7           (4)            --              4            --          7         (3)
                                      ------        -----         ------          -----         -----     ------        ---
       Total                          $7,105        $(204)        $1,467          $(575)        $(200)    $7,593        $83
                                      ------        -----         ------          -----         -----     ------        ---
LIABILITIES:
Policyholder contract deposits        $  240        $ (42)        $   --          $  41         $  --     $  239        $--

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                                                                    Changes in
                                                 Net Realized                Purchases,                             Unrealized
                                                and Unrealized  Accumulated    Sales,                             Gains (Losses)
                                    Balance at  Gains (Losses)     Other      Issuances                Balance at on Instruments
Twelve Months Ended                Beginning of  included in   Comprehensive     and                     End of   Held at End of
December 31, 2009                     Period      Income (a)   Income (Loss) Settlements Net Transfers   Period       Period
-------------------                ------------ -------------- ------------- ----------- ------------- ---------- --------------
                                                                           (In Millions)
ASSETS:
Fixed maturity securities,
  available for sale:
   States, territories &
     political subdivisions           $   92        $  --         $   (1)       $  41        $ (19)      $  113       $  --
   Corporate securities                2,089           16            569         (423)        (619)       1,632          --
   Mortgage-backed,
     asset-backed and
     collateralized:
       Residential
         mortgage-backed
         securities                    1,811         (181)           213          (47)          75        1,871          --
       Commercial
         mortgage-backed
         securities                      574         (220)           310         (124)         593        1,133          --
       Collateralized debt
         obligation / Asset
   backed securities                     748          (17)           236           43          227        1,237          --
                                      ------        -----         ------        -----        -----       ------       -----
Total fixed maturity
  securities, available for
  sale                                 5,314         (402)         1,327         (510)         257        5,986          --
                                      ------        -----         ------        -----        -----       ------       -----
Hybrid securities:
   Foreign government                     --           --              1           --           49           50          --
   Corporate securities                   --           --             --           --            3            3          --
                                      ------        -----         ------        -----        -----       ------       -----
Total hybrid securities                   --           --              1           --           52           53          --
                                      ------        -----         ------        -----        -----       ------       -----
Fixed maturity securities,
  trading:
   Mortgage-backed,
     asset-backed and
     collateralized:
       Commercial
         mortgage-backed
         securities                        4            1             --           --            3            8           2
       Collateralized debt
         obligation / Asset
         backed securities               274          (22)            --           14           --          266         (22)
                                      ------        -----         ------        -----        -----       ------       -----
Total fixed maturity
  securities, trading                    278          (21)            --           14            3          274         (20)
                                      ------        -----         ------        -----        -----       ------       -----
Equity securities, available
  for sale:
   Common stocks                          11           (7)             6            2           --           12          --
   Preferred stocks                       21           (3)             8           --           (3)          23          --
                                      ------        -----         ------        -----        -----       ------       -----
Total equity securities,
  available for sale                      32          (10)            14            2           (3)          35          --
                                      ------        -----         ------        -----        -----       ------       -----
Equity securities, trading:
   Common stocks                           1           --             --           --           --            1          --
                                      ------        -----         ------        -----        -----       ------       -----
Total equity securities,
  trading                                  1           --             --           --           --            1          --
                                      ------        -----         ------        -----        -----       ------       -----
Partnerships and other
  invested assets                        813         (102)           (10)          42            6          749          --
Derivative assets                          7           --             --           --           --            7          --
                                      ------        -----         ------        -----        -----       ------       -----
       Total                          $6,445        $(535)        $1,332        $(452)       $ 315       $7,105       $ (20)
                                      ------        -----         ------        -----        -----       ------       -----
LIABILITIES:
Policyholder contract deposits        $  408        $(156)        $   (8)       $  (4)       $  --       $  240       $(148)
                                      ------        -----         ------        -----        -----       ------       -----
       Total                          $  408        $(156)        $   (8)       $  (4)       $  --       $  240       $(148)
                                      ------        -----         ------        -----        -----       ------       -----

(a) Net realized gains and losses related to Level 3 items shown above are reported in the consolidated statements of income (loss) as net realized investment gains (losses). Net realized and unrealized gains and losses on trading securities are reported in net investment income.

Changes in the fair value of separate account assets are completely offset in the consolidated statements of income (loss) and comprehensive income (loss) by changes in separate account liabilities, which are not carried at fair value and therefore not included in the tables above.

Transfers of Level 3 Assets and Liabilities

The Company's policy is to transfer assets and liabilities into Level 3 when a significant input cannot be corroborated with market observable data. This may include: circumstances in which market activity has

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

dramatically decreased and transparency to underlying inputs cannot be observed, current prices are not available, and substantial price variances in quotations among market participants exist.

The following table provides the components of the transfers of Level 3 assets on a gross basis:

                                                Gross     Gross      Net
                                              Transfers Transfers Transfers
At December 31, 2010                             In       (Out)   In (Out)
--------------------                          --------- --------- ---------
                                                      (In Millions)
ASSETS:
   Obligations of states, municipalities and
     political subdivisions                    $   --    $   (29)   $ (29)
   Corporate securities                           452     (1,344)    (892)
   RMBS                                           336        (19)     317
   CMBS                                           175        (15)     160
   CDO/ABS                                        484       (313)     171
   Equity securities                                2         (3)      (1)
   Partnerships and other invested assets         245       (171)      74
                                               ------    -------    -----
Total assets                                   $1,694    $(1,894)   $(200)
                                               ======    =======    =====

During the year ended December 31, 2010, the Company transferred into Level 3 approximately $1.7 billion of assets consisting of certain ABS, CMBS and RMBS, private placement corporate debt and investment partnerships. The transfers into Level 3 related to investments in ABS, RMBS and CMBS were due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. Transfers into Level 3 for private placement corporate debt were primarily the result of the Company overriding third party matrix pricing information downward to better reflect the additional risk premium associated with those securities that the Company believes was not captured in the matrix. Investment partnerships transferred into Level 3 primarily consisted of certain hedge funds with limited market activity due to fund-imposed redemption restrictions.

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant input(s) becoming observable, or when a long-term interest rate significant to a valuation becomes short-term and thus observable. During the year ended December 31, 2010, the Company transferred approximately $1.9 billion of assets out of Level 3. These transfers out of Level 3 are primarily related to investments in private placement corporate debt, investments in certain ABS, RMBS, CMBS and CDOs and certain investment partnerships. Transfers out of Level 3 for private placement corporate debt and for ABS were primarily the result of the Company using observable pricing information or a third party pricing quote that appropriately reflects the fair value of those securities, without the need for adjustment based on the Company's own assumptions regarding the characteristics of a specific security or the current liquidity in the market. Transfers out of Level 3 for RMBS investments were primarily due to increased usage of pricing from valuation service providers that were reflective of market activity, where previously an internally adjusted price had been used. Similarly, transfers out of Level 3 for CMBS and CDO investments backed by corporate credits were primarily the result of the Company using observable pricing information or a third party pricing quote that appropriately reflects the fair value of those securities, without the need for adjustment based on the Company's own assumptions regarding the characteristics of a specific security or the current liquidity in the market. Transfers out of Level 3 for both the CMBS and CDO investments were primarily due to increased observations of market transactions and price information for those securities. Certain investment partnerships were transferred out of Level 3 primarily due to the availability of information related to the underlying assets of these funds.

Investments in Certain Entities Carried at Fair Value Using Net Asset Value Per Share

The following table includes information related to the Company's investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring or non-recurring basis, the Company uses the net asset value per share as a practical expedient for fair value.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                         December 31, 2010       December 31, 2009
                                                      ----------------------- -----------------------
                                                      Fair Value              Fair Value
                                                       Using Net   Unfunded    Using Net   Unfunded
                                                      Asset Value Commitments Asset Value Commitments
                                                      ----------- ----------- ----------- -----------
                                                                       (In Millions)
INVESTMENT CATEGORY
Private equity funds:
   Leveraged buyout    Debt and/or equity               $  444       $202        $309        $299
                       investments made as part of a
                       transaction in which assets
                       of mature companies are
                       acquired from the current
                       shareholders, typically with
                       the use of financial leverage.
   Non-U.S.            Investments that focus               19         23          23          11
                       primarily on Asian and
                       European based buyouts,
                       expansion capital, special
                       situations, turnarounds,
                       venture capital, mezzanine
                       and distressed opportunities
                       strategies.
   Venture capital     Early-stage, high-potential,         13          8           9           3
                       growth companies expected to
                       generate a return through an
                       eventual realization event,
                       such as an initial public
                       offering or sale of the
                       company.
   Fund of funds       Funds that invest in other           23         --          27          --
                       funds, which invest in
                       various diversified
                       strategies.
   Distressed          Securities of companies that         97         19          79          31
                       are already in default, under
                       bankruptcy protection, or
                       troubled.
   Other               Real estate, energy,                316        137         264         178
                       multi-strategy, mezzanine,
                       and industry-focused
                       strategies.
                                                        ------       ----        ----        ----
Total private equity                                       912        389         711         522
  funds
                                                        ------       ----        ----        ----
Hedge funds:
   Event-driven        Securities of companies             178         --         113          --
                       undergoing material
                       structural changes, including
                       mergers, acquisitions and
                       other reorganizations.
   Long-short          Securities that the manager          66         --         119          --
                       believes are undervalued,
                       with corresponding short
                       positions to hedge market
                       risk.
   Distressed          Securities of companies that        162         20          32          --
                       are already in default, under
                       bankruptcy protection or
                       troubled.
   Other               Non-U.S. companies, futures          79         --          23          --
                       and commodities, macro and
                       multi-strategy and
                       industry-focused strategies.
                                                        ------       ----        ----        ----
Total hedge funds                                          485         20         287          --
                                                        ------       ----        ----        ----
Total                                                   $1,397       $409        $998        $522
                                                        ======       ====        ====        ====

At December 31, 2010, private equity fund investments included above are not redeemable during the lives of the funds and have expected remaining lives that extend in some cases more than 10 years. At that date, 7 percent of the total above had expected remaining lives of less than three years, 57 percent between 3 and 7 years and 36 percent between 7 and 10 years. Expected lives are based upon legal maturity, which can be extended at the fund manager's discretion, typically in one-year increments.

At December 31, 2010, hedge fund investments included above are redeemable quarterly (66 percent), semi-annually (21 percent) and annually (13 percent), with redemption notices ranging from 30 days to 180 days. More than 93 percent require redemption notices of less than 90 days. Investments representing approximately 73 percent of the value of the hedge fund investments cannot be redeemed, either in whole or in part, because the investments

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

include various restrictions. The majority of these restrictions were put in place in 2008 and do not have stated end dates. The remaining restrictions, which have pre-defined end dates, are generally expected to be lifted by the end of 2011. The partial restrictions relate to certain hedge funds that hold at least one investment that the fund manager deems to be illiquid. In order to treat investors fairly and to accommodate subsequent subscription and redemption requests, the fund manager isolates these illiquid assets from the rest of the fund until the assets become liquid.

Fair Value Measurements on a Non-Recurring Basis

The Company also measures the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. The Company uses a variety of techniques to measure the fair value of these assets when appropriate, as described below:

Cost and equity-method investments. When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in earnings. In such cases, the Company measures the fair value of these assets using the techniques discussed in Valuation Methodologies, above, for other invested assets.

Mortgage and other loans. When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in earnings. In such cases, the Company measures the fair value of these assets using the techniques discussed below for mortgage and other loans.

Fair Value Option - Fixed Maturity Securities, Trading

The Company may elect to measure financial instruments at fair value and certain other assets and liabilities that are not otherwise required to be measured at fair value. Subsequent changes in fair value for designated items are reported in earnings.

The Company has elected fair value accounting for its economic interest in ML
II. The Company recorded gains (losses) of $174 million, $(22) million and $(76) million in the years ended December 31, 2010, 2009 and 2008, respectively, to reflect the change in the fair value of ML II, which were reported as a component of net investment income in the consolidated statements of income (loss).

Fair Value Information about Financial Instruments Not Measured at Fair Value

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

Mortgage and Other Loans Receivable

Fair values of mortgage loans were estimated for disclosure purposes using discounted cash flow calculations based upon discount rates the Company believes market participants would use in determining the price that they would pay for such assets. For certain loans, the Company's current incremental lending rates for similar type loans is used as the discount rate, as it is believed that this rate approximates the rate that market participants would use. Fair values of collateral, commercial and guaranteed loans were estimated principally by using independent pricing services, broker quotes and other independent information.

Policy loans

The fair values of the policy loans were not estimated as the Company believes it would have to expend excessive costs for the benefits derived.

Short-Term Investments

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Policyholder Contract Deposits Associated with Investment-type Contracts

Fair value for policyholder contract deposits associated with investment-type contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Where no similar contracts are being offered, the discount rate is the appropriate tenor swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

The following table presents the carrying value and estimated fair value of the Company's financial instruments:

                                                         2010             2009
                                                   ---------------- ----------------
                                                   Carrying  Fair   Carrying  Fair
                                                    Amount   Value   Amount   Value
                                                   -------- ------- -------- -------
                                                             (In Millions)
ASSETS
Fixed maturity securities, available for sale      $55,623  $55,623 $49,381  $49,381
Hybrid securities                                        1        1      55       55
Fixed maturity securities, trading                     499      499     308      308
Equity securities, available for sale                   68       68     122      122
Equity securities, trading                               1        1       1        1
Mortgage and other loans receivable                  6,089    6,373   6,310    6,180
Policy loans                                         1,775    1,775   1,853    1,853
Partnerships and other invested assets               3,132    3,132   2,553    2,553
Short-term investments                               7,108    7,108   6,581    6,581
Derivative assets                                       55       55      38       38
Investment in AIG                                        6        6       3        3
Separate account assets                             27,359   27,359  24,983   24,983
LIABILITIES
Policyholder contract deposits (a)                  40,356   44,542  38,472   40,770
Derivative liabilities                                  94       94      42       42

(a) Net embedded derivatives within liability host contracts are presented within policyholder contract deposits.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Available for Sale Securities

The cost or amortized cost, gross unrealized gains and losses, and fair value of fixed maturity and equity securities available for sale by major category were as follows:

                                                                                                              Other-Than-
                                                                       Cost or    Gross      Gross             Temporary
                                                                      Amortized Unrealized Unrealized  Fair   Impairments
                                                                        Cost      Gains      Losses    Value  in AOCI (a)
                                                                      --------- ---------- ---------- ------- -----------
                                                                                         (In Millions)
December 31, 2010
Fixed maturities
   U.S. government obligations                                         $   413    $   54    $    --   $   467    $  --
   Foreign government                                                      705        83         (2)      786       --
   States, territories & political subdivisions                            849         8        (33)      824       --
   Corporate securities                                                 38,943     3,641       (391)   42,193       22
   Mortgage-backed, asset-backed and collateralized:
       Residential mortgage-backed securities                            6,426       259       (317)    6,368     (140)
       Commercial mortgage-backed securities                             2,257       257       (206)    2,308      (32)
       Collateralized debt obligation / Asset backed securities          2,147       123       (148)    2,122      (44)
   Affiliated securities                                                   559        --         (4)      555       --
                                                                       -------    ------    -------   -------    -----
Total fixed maturities                                                  52,299     4,425     (1,101)   55,623     (194)
Equity securities:
   Common stocks                                                            13        20         --        33       --
   Preferred stocks                                                         25        11         (1)       35       --
                                                                       -------    ------    -------   -------    -----
Total equity securities                                                     38        31         (1)       68       --
Investment in AIG                                                           10        --         (4)        6       --
                                                                       -------    ------    -------   -------    -----
Total                                                                  $52,347    $4,456    $(1,106)  $55,697    $(194)
                                                                       =======    ======    =======   =======    =====

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                                                              Other-Than-
                                                                       Cost or    Gross      Gross             Temporary
                                                                      Amortized Unrealized Unrealized  Fair   Impairments
                                                                        Cost      Gains      Losses    Value  in AOCI (a)
                                                                      --------- ---------- ---------- ------- -----------
                                                                                         (In Millions)
December 31, 2009
Fixed maturities
   U.S. government obligations                                         $   394    $   29    $   (10)  $   413    $  --
   Foreign government                                                      568        59         (7)      620       --
   States, territories & political subdivisions                            494         3        (25)      472       --
   Corporate securities                                                 33,846     2,579       (731)   35,694       19
   Mortgage-backed, asset-backed and collateralized:
       Residential mortgage-backed securities                            8,440       321       (838)    7,923     (218)
       Commercial mortgage-backed securities                             2,607        61       (946)    1,722     (285)
       Collateralized debt obligation / Asset backed securities          2,100       176       (292)    1,984      (30)
   Affiliated securities                                                   566        --        (13)      553       --
                                                                       -------    ------    -------   -------    -----
Total fixed maturities                                                  49,015     3,228     (2,862)   49,381     (514)
Equity securities:
   Common stocks                                                            44        49         (2)       91       --
   Preferred stocks                                                         26         7         (2)       31       --
                                                                       -------    ------    -------   -------    -----
Total equity securities                                                     70        56         (4)      122       --
Investment in AIG                                                           10         1         (8)        3       --
                                                                       -------    ------    -------   -------    -----
Total                                                                  $49,095    $3,285    $(2,874)  $49,506    $(514)
                                                                       =======    ======    =======   =======    =====

(a) Represents the amount of other-than-temporary impairment losses recognized in accumulated other comprehensive income (loss), which, starting on April 1, 2009, were not included in earnings. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table summarizes the Company's fair values and gross unrealized losses on fixed maturity and equity securities available for sale, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2010 and 2009:

                                                     Less than 12 Months      12 Months or More             Total
                                                   ----------------------  ----------------------  -----------------------
                                                   Fair   Gross Unrealized Fair   Gross Unrealized  Fair   Gross Unrealized
December 31, 2010                                  Value       Losses      Value       Losses       Value       Losses
-----------------                                  ------ ---------------- ------ ---------------- ------- ----------------
                                                                                (In Millions)
Fixed maturities
   Foreign government                              $  100     $    (2)     $   --     $    --      $   100     $    (2)
   States, territories & political
     subdivisions                                     492         (23)         50         (10)         542         (33)
   Corporate securities                             5,136        (199)      1,612        (192)       6,748        (391)
   Mortgage-backed, asset-backed and
     collateralized:
       Residential mortgage-backed securities       1,368         (27)      1,353        (290)       2,721        (317)
       Commercial mortgage-backed securities          203          (5)        876        (201)       1,079        (206)
       Collateralized debt obligation /
         Asset backed securities                      618         (47)        497        (101)       1,115        (148)
   Affiliated securities                               --          --          23          (4)          23          (4)
                                                   ------     -------      ------     -------      -------     -------
Total fixed maturities                              7,917        (303)      4,411        (798)      12,328      (1,101)
Equity securities:
   Common stocks                                        1          --          --          --            1          --
   Preferred stocks                                     4          (1)         --          --            4          (1)
                                                   ------     -------      ------     -------      -------     -------
Total equity securities                                 5          (1)         --          --            5          (1)
Investment in AIG                                      --          --           6          (4)           6          (4)
                                                   ------     -------      ------     -------      -------     -------
Total                                              $7,922     $  (304)     $4,417     $  (802)     $12,339     $(1,106)
                                                   ======     =======      ======     =======      =======     =======

                                                     Less than 12 Months      12 Months or More             Total
                                                   ----------------------  ----------------------  -----------------------
                                                   Fair   Gross Unrealized Fair   Gross Unrealized  Fair   Gross Unrealized
December 31, 2009                                  Value       Losses      Value       Losses       Value       Losses
-----------------                                  ------ ---------------- ------ ---------------- ------- ----------------
                                                                                (In Millions)
Fixed maturities
   U.S. government obligations                     $  231     $   (10)     $   --     $    --      $   231     $   (10)
   Foreign government                                  65          (5)         21          (2)          86          (7)
   States, territories & political
     subdivisions                                     352         (14)         41         (11)         393         (25)
   Corporate securities                             5,988        (329)      3,859        (402)       9,847        (731)
   Mortgage-backed, asset-backed and
     collateralized:
       Residential mortgage-backed securities       1,053        (461)      1,761        (377)       2,814        (838)
       Commercial mortgage-backed securities          881        (789)        416        (157)       1,297        (946)
       Collateralized debt obligation /
         Asset backed securities                      348        (241)        489         (51)         837        (292)
   Affiliated securities                               --          --          22         (13)          22         (13)
                                                   ------     -------      ------     -------      -------     -------
Total fixed maturities                              8,918      (1,849)      6,609      (1,013)      15,527      (2,862)
Equity securities:
   Common stocks                                        7          (2)         --          --            7          (2)
   Preferred stocks                                     6          (2)         --          --            6          (2)
                                                   ------     -------      ------     -------      -------     -------
Total equity securities                                13          (4)         --          --           13          (4)
Investment in AIG                                      --          --           1          (8)           1          (8)
                                                   ------     -------      ------     -------      -------     -------
Total                                              $8,931     $(1,853)     $6,610     $(1,021)     $15,541     $(2,874)
                                                   ======     =======      ======     =======      =======     =======

As of December 31, 2010, the Company held 1,083 individual fixed maturity and equity securities that were in an unrealized loss position, of which 515 individual securities were in a continuous unrealized loss position for twelve months or more.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company did not recognize in earnings the unrealized losses on these fixed maturity securities at December 31, 2010, because management neither intends to sell the securities nor does it believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. Furthermore, management expects to recover the entire amortized cost basis of these securities. In performing this evaluation, management considered the recovery periods for securities in previous periods of broad market declines. For fixed maturity securities with significant declines, management performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other market available data.

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity as of December 31, 2010:

                                                             Total Fixed Maturity Available
                                                             for Sale Securities
                                                             ------------------------------
                                                             Amortized         Fair
                                                               Cost            Value
                                                             ---------           -------
                                                               (In Millions)
Due in one year or less                                       $ 1,253         $ 1,277
Due after one year through five years                           6,140           6,647
Due after five years through ten years                         13,110          13,988
Due after ten years                                            20,966          22,913
Mortgage-backed, asset-backed and collateralized securities    10,830          10,798
                                                              -------            -------
Total fixed maturity securities available for sale            $52,299         $55,623
                                                              =======            =======

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

At December 31, 2010, the Company's investments included one investment in a single entity that exceeded 10 percent of the Company's consolidated shareholder's equity. This investment was in a short-term money market investment of $6.8 billion. In 2009, there was one investment exceeding 10 percent, which was a short-term money market investment.

Total carrying values of bonds, at amortized cost deposited with regulatory authorities in accordance with statutory requirements were $46 million and $47 million at December 31, 2010 and 2009, respectively.

Trading Securities

ML II

On December 12, 2008, in conjunction with the termination of the Securities Lending Program, AIG, the Participants and the Agent entered into an Asset Purchase Agreement (the "Asset Purchase Agreement") with ML II. Pursuant to the Asset Purchase Agreement, the Participants sold to ML II all of their undivided interests in a pool of $39.3 billion par amount of RMBS held in the Securities Lending Program's collateral account. In exchange for the RMBS, the Participants received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price, as described below. The total purchase price was based on the fair value of the RMBS as of October 31, 2008, and the Participants recognized a realized loss of $2.2 billion on the transaction. The amount of the initial payment and the deferred contingent portions of the total purchase price were allocated among the Participants based on their respective ownership interests in the pool of RMBS as of September 30, 2008.

Pursuant to a credit agreement, the New York Fed, as senior lender, made a loan to ML II (the "ML II Senior Loan") in the aggregate amount of $19.5 billion (such amount being the cash purchase price of the RMBS payable by ML II on the closing date after certain adjustments, including payments on RMBS for the period between the transaction

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

settlement date of October 31, 2008 and the closing date of December 12, 2008). The ML II Senior Loan is secured by a first priority security interest in the RMBS and all property of ML II, bears interest at a rate per annum equal to one-month LIBOR plus 1.0 percent and has a stated six-year term, subject to extension by the New York Fed at its sole discretion. After the ML II Senior Loan has been repaid in full, to the extent there are sufficient net cash proceeds from the RMBS, the Participants will be entitled to receive from ML II a portion of the deferred contingent purchase price in the amount of up to $1.0 billion plus interest that accrues from the closing date and is capitalized monthly at the rate of one-month LIBOR plus 3.0 percent. Upon payment in full of the ML II Senior Loan and the accrued distributions on the Participants' fixed portion of the deferred contingent purchase price, all remaining amounts received by ML II will be paid five-sixths to the New York Fed as contingent interest and one-sixth to the Participants as remaining deferred contingent purchase price. New York Fed will have sole control over ML II and the sales of the RMBS by ML II so long as the New York Fed has any interest in the ML II Senior Loan.

Neither AIG nor the Company have any control rights over ML II. The Company has determined that ML II is a VIE and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale. The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value. This interest is reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income. See Note 3 herein for further discussion of the Company's fair value methodology and the valuation of ML II.

Net unrealized gains (losses) included in the statements of income (loss) from fixed maturity securities classified as trading securities in 2010, 2009 and 2008 were $193 million, $(3) million, and $(124) million, respectively.

MORTGAGE LOANS ON REAL ESTATE

At December 31, 2010, the Company had direct commercial mortgage loan exposure of $6.2 billion, with $6.1 billion representing U.S. loan exposure. At that date, substantially all of the U.S. loans were current. Foreign commercial mortgage loans of $19 million are secured predominantly by properties in Canada.

The U.S. commercial loan exposure by state and type of loan, at December 31, 2010, were as follows:

State         # of Loans Amount * Apartments Offices Retails Industrials Hotels Others % of Total
-----         ---------- -------- ---------- ------- ------- ----------- ------ ------ ----------
                                                ($ In Millions)
California        77      $1,246     $ 62    $  522  $   66     $270      $247   $ 79     20.2%
New York          44         812      128       527     102       21        10     24     13.2%
New Jersey        36         720      348       161     186        5        --     20     11.7%
Florida           49         496       24       174     124       82        21     71      8.0%
Texas             30         443       21       194      64      106        48     10      7.2%
Other states     239       2,449      394       928     591      226       138    172     39.7%
                 ---      ------     ----    ------  ------     ----      ----   ----    -----
   Total         475      $6,166     $977    $2,506  $1,133     $710      $464   $376    100.0%
                 ===      ======     ====    ======  ======     ====      ====   ====    =====

* Excludes portfolio valuation allowance

The Company's mortgage and other loan valuation allowance activity are as follows:

                                        2010  2009  2008
                                       -----  ----  ----
                                         (In Millions)
Allowance, beginning of year           $ 145  $  6  $--
   Additions to allowance for losses     151   165    6
   Charge-offs, net of recoveries       (106)  (26)  --
                                       -----  ----  ---
Allowance, end of year                 $ 190  $145  $ 6
                                       =====  ====  ===

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company's impaired mortgage loans are as follows:

                                              2010  2009  2008
                                              ----  ----  ----
                                               (In Millions)
Impaired loans with valuation allowances      $319  $245  $ 9
Impaired loans without valuation allowances     59   105   --
                                              ----  ----  ---
   Total impaired loans                        378   350    9
Less: Valuation allowances on impaired loans   (71)  (84)  (6)
                                              ----  ----  ---
   Impaired loans, net                        $307  $266  $ 3
                                              ====  ====  ===

The Company recognized $17 million and $20 million in interest income on the above impaired mortgage loans for the years ended December 31, 2010 and 2009, respectively. The Company did not recognize any interest income on impaired loans for the year ended December 31, 2008.

INVESTMENT INCOME

Investment income by type of investment was as follows for the years ended December 31:

                                             2010    2009    2008
                                            ------  ------  ------
                                                 (In Millions)
Investment income:
   Fixed maturities                         $3,922  $3,460  $2,978
   Equity securities                             2       3       5
   Mortgage and other loans                    392     434     456
   Policy loans                                102     110     113
   Investment real estate                       24      30      30
   Partnerships and other invested assets      198    (154)   (469)
   Securities Lending                           --       2     141
   Other investment income                      20      24      67
                                            ------  ------  ------
Gross investment income                      4,660   3,909   3,321
Investment expenses                            (71)    (68)    (59)
                                            ------  ------  ------
Net investment income                       $4,589  $3,841  $3,262
                                            ======  ======  ======

The carrying value of investments that produced no investment income during 2010 was $554 million, which is less than 0.8 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


NET REALIZED INVESTMENT GAINS (LOSSES)

Realized investment gains (losses) by type of investment were as follows for the years ended December 31:

                                                                                                        2010    2009     2008
                                                                                                       -----  -------  --------
                                                                                                             (In Millions)
Sales of fixed maturity securities, available for sale:
   Gross gains                                                                                         $ 444  $   716  $  1,622
   Gross losses                                                                                          (32)    (493)   (2,287)
Sales of equity securities, available for sale:
   Gross gains                                                                                            38       12        18
   Gross losses                                                                                           (1)      (3)       (2)
Partnerships and other invested assets:
   Gross gains                                                                                            40       21       111
   Gross losses                                                                                         (158)    (188)      (38)
Derivatives:
   Gross gains                                                                                           308      296       233
   Gross losses                                                                                         (280)    (393)     (637)
Securities lending collateral, including other-than-temporary impairments                                 75       12    (7,352)
Other-than-temporary impairments:
   Total other-than-temporary impairments on available for sale securities                              (443)    (901)   (4,792)
   Portion of other-than-temporary impairments on available for sale fixed maturity securities
     recognized in accumulated other comprehensive income                                                (48)    (196)       --
                                                                                                       -----  -------  --------
Net other-than-temporary impairments on available for sale securities recognized in net income (loss)   (491)  (1,097)   (4,792)
Other-than-temporary impairments on all other investments                                               (113)    (141)      (44)
                                                                                                       -----  -------  --------
Net realized investment losses before taxes                                                            $(170) $(1,258) $(13,168)
                                                                                                       =====  =======  ========

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


CREDIT IMPAIRMENTS

The following table presents a rollforward of the credit impairments recognized in earnings for available for sale fixed maturity securities held by the
Company:

                                                                                           Twelve Months Nine Months
                                                                                               Ended        Ended
                                                                                           December 31,  December 31,
                                                                                               2010          2009
                                                                                           ------------- ------------
                                                                                                 (In Millions)
Balance, beginning of year                                                                    $1,753        $   --
Increases due to:
   Credit losses remaining in accumulated deficit related to adoption of new
     other-than-temporary impairment standard                                                     --         1,495
   Credit impairments on new securities subject to impairment losses                             255            86
   Additional credit impairments on previously impaired securities                               362           430
Reductions due to:
   Credit impaired securities fully disposed for which there was no prior intent or
     requirement to sell                                                                        (140)         (193)
   Credit impaired securities for which there is a current intent or anticipated
     requirement to sell                                                                          (4)           --
   Accretion on securities previously impaired due to credit                                     (70)          (65)
   Other                                                                                         (18)           --
                                                                                              ------        ------
Balance, end of year                                                                          $2,138        $1,753
                                                                                              ======        ======

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk and credit risk. See Notes 2 and 3 for further discussion on derivative financial instruments.

The following table presents the notional amount and fair value of derivative financial instruments, by their underlying risk exposure, held at:

                                                                                      Derivative Assets Derivative Liabilities
                                                                                      ---------------   ---------------------
                                                                                       Notional   Fair   Notional     Fair
                                                                                      Amount (a)  Value Amount (a)    Value
                                                                                      ----------  ----- ----------    -----
                                                                                                (In Millions)
December 31, 2010
Derivatives not designated as hedging instruments:
   Interest rate contracts                                                              $  447    $ 36    $  483      $ 12
   Foreign exchange contracts                                                              311      44       482       124
   Equity contracts                                                                      2,419      46       108         6
   Other contracts                                                                          --      --     2,675       239
                                                                                        ------    ----    ------      ----
Total derivatives, gross                                                                $3,177     126    $3,748       381
                                                                                        ======    ----    ======      ----
   Counterparty netting (b)                                                                        (48)                (48)
   Cash collateral                                                                                 (23)                 --
                                                                                                  ----                ----
Total derivatives, net                                                                              55                 333
                                                                                                  ----                ----
Less: Bifurcated embedded derivatives                                                               --                 239
                                                                                                  ----                ----
Total derivatives on balance sheets                                                               $ 55                $ 94
                                                                                                  ====                ====

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                    Derivative Assets Derivative Liabilities
                                                    ---------------   ---------------------
                                                     Notional   Fair   Notional     Fair
                                                    Amount (a)  Value Amount (a)    Value
                                                    ----------  ----- ----------    -----
                                                              (In Millions)
December 31, 2009
Derivatives not designated as hedging instruments:
   Interest rate contracts                            $  700    $ 29    $  423      $ 18
   Foreign exchange contracts                            282      26       533        60
   Equity contracts                                    2,100      23         3         1
   Other contracts                                        --      --     2,201       240
                                                      ------    ----    ------      ----
Total derivatives, gross                              $3,082      78    $3,160       319
                                                      ======    ----    ======      ----
   Counterparty netting (b)                                      (37)                (37)
   Cash collateral                                                (3)                 --
                                                                ----                ----
Total derivatives, net                                            38                 282
                                                                ----                ----
Less: Bifurcated embedded derivatives                             --                 240
                                                                ----                ----
Total derivatives on balance sheets                             $ 38                $ 42
                                                                ====                ====

(a) Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is generally not a quantification of market risk or credit risk and is not recorded on the consolidated balance sheets. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as currency swaps.

(b) Represents netting of derivative exposures covered by a qualifying master netting agreement.

The Company's interest rate contracts include interest rate swaps and short futures options. The interest rate swap agreements convert specific investment securities from a floating to a fixed-rate basis and are used to mitigate the impact of changes in interest rates on certain investment securities. The Company buys and sells exchange traded short futures contracts on U.S. Treasury notes to hedge interest rate exposures on certain bonds purchased for the Company's trading portfolio. The short futures contracts have terms no longer than three months at the time of purchase and all such positions are closed out each quarter end.

Foreign exchange contracts used by the Company include cross-currency interest rate swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

The Company purchases equity contracts, such as futures, call and put options, to hedge certain guarantees of specific indexed universal life and variable annuity products. The Company's exchange traded index and long bond futures contracts have no recorded value as they are net cash settled daily. Call options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation to purchase a financial instrument at a specified price within a specified period of time. Put options are contracts that provide the purchaser, for a premium payment, the right, but not the obligation to sell a financial instrument at a specified price within a specified period of time.

The Company issued certain indexed universal life and variable annuity products which contain guaranteed provisions that are considered embedded derivatives. The fair value of these embedded derivatives is reflected in policyholder contract deposits in the consolidated balance sheets. The changes in fair value of the embedded derivatives are reported in net realized investment gains (losses) in the accompanying consolidated statements of income (loss).

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company recorded the following change in value of its derivative financial instruments, including periodic net coupon settlements, change in value of its embedded derivatives and gains and losses on sales of derivatives in net realized investment gains (losses) in the consolidated statements of income
(loss):

                                                   2010   2009   2008
                                                   ----  -----  -----
                                                      (In Millions)
Derivatives not designated as hedging instruments
   Interest rate contracts                         $ 20  $  (8) $  27
   Foreign exchange contracts                       (55)  (111)   206
   Equity contracts                                  31   (131)    95
   Other contracts                                   32    153   (732)
                                                   ----  -----  -----
Total                                              $ 28  $ (97) $(404)
                                                   ====  =====  =====

The Company is exposed to potential credit-related losses in the event of nonperformance by counterparties to financial instruments. At December 31, 2010 and 2009, the Company had $58 million of net derivative liabilities and $22 million of net derivative assets, respectively, outstanding with AIG Financial Products Corp., an affiliated company. The credit exposure of the Company's derivative financial instruments is limited to the fair value of contracts that are favorable to the Company at the reporting date.

6. VARIABLE INTEREST ENTITIES

A VIE is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support, or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights and do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but rather is based on other criteria discussed below.

While the Company enters into various arrangements with VIEs in the normal course of business, the Company's involvement with VIEs is primarily as a passive investor in debt securities (rated and unrated) and equity interests issued by VIEs. In all instances, the Company consolidates the VIE when it determines that the Company is the primary beneficiary. This analysis includes a review of the VIE's capital structure, contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued, and the Company's involvements with the entity. In evaluating consolidation, the Company also evaluates the design of the VIE, and the related risks to which the entity was designed to expose the variable interest holders.

For VIEs with attributes consistent with that of an investment company or a money market fund, the primary beneficiary is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

For all other variable interest entities, the primary beneficiary is the entity that has both (i) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (ii) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of the Company's decision-making ability and its ability to influence activities that significantly affect the economic performance of the VIE.

Exposure to Loss

The Company's total off balance sheet exposure associated with VIEs, primarily consisting of commitments to real estate and investment funds, was $43 million and $12 million at December 31, 2010 and 2009, respectively.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the Company's total assets, total liabilities and off-balance sheet exposure associated with its variable interests in consolidated VIEs:

                       At December 31,
                ----------------------------------------------------
                VIE Assets VIE Liabilities Off-Balance Sheet Exposure
                ---------  --------------- --------------------------
                2010  2009 2010    2009    2010          2009
                ----  ---- ----    ----    ----          ----
                        (In Millions)
Castle 1 Trust  $871  $908 $486    $528    $--           $--

The Company calculates its maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where the Company has also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE.

The following table presents total assets of unconsolidated VIEs in which the Company holds a variable interest, as well as the Company's maximum exposure to loss associated with these VIEs:

                                              Maximum Exposure to Loss
                                            -----------------------------
                                  Total VIE On-Balance Off-Balance
                                   Assets     Sheet       Sheet    Total
                                  --------- ---------- ----------- ------
                                               (In Millions)
December 31, 2010
Real estate and investment funds   $13,172    $  374       $43     $  417
Castle 2 Trust                         881       168        --        168
Maiden Lane II                      16,455       476        --        476
                                   -------    ------       ---     ------
Total                              $30,508    $1,018       $43     $1,061
                                   =======    ======       ===     ======
December 31, 2009
Real estate and investment funds   $ 1,149    $  196       $12     $  208
Castle 2 Trust                         921       155        --        155
Maiden Lane II                      15,911       266        --        266
                                   -------    ------       ---     ------
Total                              $17,981    $  617       $12     $  629
                                   =======    ======       ===     ======

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Balance Sheet Classification

The Company's interest in the assets and liabilities of consolidated and unconsolidated VIEs was classified on the Company's consolidated balance sheets as follows:

                                           At December 31,
                                        -------------------------------------
                                        Consolidated VIEs Unconsolidated VIEs
                                        ----------------- -------------------
                                        2010     2009      2010      2009
                                        ----     ----       ------   ----
                                            (In Millions)
Assets:
   Cash and short-term investments      $111     $110     $   --     $ --
   Restricted cash                        46       36         --       --
   Available for sale securities          --       --         24       22
   Fixed maturity securities, trading     --       --        476      266
   Aircraft                              687      746         --       --
   Other invested assets                  21        8        518      329
   Other asset accounts                    6        8         --       --
                                          ----     ----     ------     ----
Total assets                            $871     $908     $1,018     $617
                                          ====     ====     ======     ====
Liabilities:
   Amounts due to related parties       $315     $362     $   --     $ --
   Other liability accounts              171      166         --       --
                                          ----     ----     ------     ----
Total liabilities                       $486     $528     $   --     $ --
                                          ====     ====     ======     ====

Real Estate and Investment Funds

The Company participates as a passive investor in the equity issued primarily by third-party-managed hedge and private equity funds, real estate funds and some funds managed by AIG Investments (an affiliate). The Company is typically not involved in the design or establishment of VIEs, nor does it actively participate in the management of VIEs.

Aircraft Trusts

AIG has created two VIEs, Castle 1 Trust and Castle 2 Trust, for the purpose of acquiring, owning, leasing, maintaining, operating and selling aircraft. Under a servicing agreement, International Lease Finance Corporation, an affiliate, acts as servicer for the aircraft owned by these entities. The Company and other AIG subsidiaries hold beneficial interests in these entities. These beneficial interests include passive investments in non-voting preferred equity and in debt issued by these entities. The debt of these entities is not an obligation of, or guaranteed by, the Company or by AIG or any of AIG's subsidiaries. The Company bears the obligation to absorb economic losses or receive economic benefits that could possibly be significant to Castle 1 Trust. As a result, the Company has determined that it is the primary beneficiary of Castle 1 Trust and fully consolidates this entity. The Company has determined that it is not the primary beneficiary of Castle 2 Trust. Please see Note 14 herein for additional information on these entities.

ML II

On December 12, 2008, the Company and certain other domestic insurance subsidiaries of AIG sold all of their undivided interests in a pool of $39.3 billion face amount of RMBS to ML II, whose sole member is the New York Fed. The Company has a significant variable economic interest in ML II, which is a VIE. See Note 7 herein for further discussion.

RMBS, CMBS, Other ABS and CDOs

The Company is a passive investor in RMBS, CMBS, other ABS and CDOs primarily issued by domestic special-purpose entities. The Company generally does not sponsor or transfer assets to, or act as the servicer to these asset-backed structures, and was not involved in the design of these entities.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company's maximum exposure in these types of structures is limited to its investment in securities issued by these entities. Based on the nature of the Company's investments and its passive involvement in these types of structures, the Company has determined that it is not the primary beneficiary of these entities. The fair values of the Company's investments in these structures are reported in Note 3 and Note 4 herein.

7. SECURITIES LENDING PROGRAM

The Company and certain other wholly owned U.S. insurance company subsidiaries of AIG historically participated in the Securities Lending Program, which was managed by an affiliated agent, AIG Securities Lending Corp. (the "Agent") and an affiliated investment advisor for the benefit of the insurance company participants (collectively, "the Participants").

During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than as secured borrowings.

On December 12, 2008, the Securities Lending Program was terminated following the sale of long-term investments held by the Agent in the Securities Lending Program's collateral account and the settlement of all outstanding securities lending transactions. Prior to the termination of the Securities Lending Program, the Participants recognized realized capital losses on other-than-temporary impairments and sales of the long-term investments. AIG made capital contributions to the Participants, which were funded directly to the Securities Lending Program's collateral account, and which largely offset the obligations of the Participants to contribute to the collateral account their pro rata share of any investment losses incurred.

The Company recorded the following amounts in 2008 related to the Securities Lending Program:

                                                                              (In Millions)
For the year ended December 31, 2008:
Realized losses on securities lending collateral:
   Net realized losses on RMBS sold to ML II                                     $  (764)
   Net realized losses on all other asset sales                                     (728)
   Realized losses due to other-than-temporary declines in value                  (5,860)
                                                                                 -------
       Total                                                                     $(7,352)
                                                                                 =======
Net realized losses related to lent securities with insufficient collateral:
   Deemed sales of lent securities                                               $  (465)
   Forward purchase commitments                                                     (514)
                                                                                 -------
       Total                                                                     $  (979)
                                                                                 =======

At December 31, 2008, the Company's assets included undistributed funds held in the Securities Lending Program collateral account and a receivable from affiliate for amounts due to the Company from the Agent. The Company received settlement of those amounts during 2009, and terminated its securities lending agency agreement with the Agent effective as of December 31, 2009.

On September 19, 2008, a proceeding was commenced pursuant to the provisions of the Securities Investor Protection Act of 1970 ("SIPA") with respect to Lehman Brothers Inc. ("Lehman") and a trustee was appointed to administer the Lehman estate. On that date, securities owned by the Company and certain other Participants (collectively, the "Affected Participants") were on loan to Lehman under a master securities lending agreement (the "MSLA"). The commencement of this SIPA proceeding constituted an event of default under the MSLA, and the lent securities were not returned by Lehman. The Affected Participants reported the lent securities that were not returned by Lehman as sales. As a result of the default, the Affected Participants exercised their remedies under the MSLA to apply collateral held against the amounts owed by Lehman. The remaining collateral held with respect to securities loaned to Lehman was distributed in cash to the Affected Participants on December 30, 2008 and was

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

reflected in other liabilities at December 31, 2009 and 2008. In 2010, a settlement with the Lehman estate was reached, and the settlement was funded on September 10, 2010. The Company recognized a realized gain in 2010 of $75 million as an adjustment to the estimated losses previously recorded on the sale treatment of the lent securities.

8. DEFERRED POLICY ACQUISITION COSTS, VALUE OF BUSINESS ACQUIRED AND DEFERRED SALES INDUCEMENTS

The following table summarizes the activity in DAC:

                                                                              2010    2009    2008
                                                                             ------  ------  ------
                                                                                  (In Millions)
Balance at January 1                                                         $5,985  $6,528  $5,451
   Deferrals                                                                    422     474     785
   Accretion of interest/amortization                                          (536)   (552)   (522)
   Effect of unlocking assumptions used in estimating future gross profits      (63)    (55)   (156)
   Effect of realized (gains) losses on securities (a)                          (10)    152     687
   Effect of unrealized (gains) losses on securities (b)                       (501)   (566)    281
   Increase due to foreign exchange                                               1       4       2
                                                                             ------  ------  ------
Balance at December 31                                                       $5,298  $5,985  $6,528
                                                                             ======  ======  ======

(a) In 2009, a decrease of $439 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (b) below with no net impact to the DAC balance.

(b) In 2009, an increase of $439 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (a) above with no net impact to the DAC balance.

The following table summarizes the activity in value of business acquired:

                                                                             2010  2009  2008
                                                                             ----  ----  ----
                                                                               (In Millions)
Balance at January 1                                                         $332  $451  $359
   Accretion of interest/amortization                                         (11)  (21)  (16)
   Effect of unlocking assumptions used in estimating future gross profits     --    --    (1)
   Effect of realized (gains) losses on securities (a)                        (22)  (41)   37
   Effect of unrealized (gains) losses on securities (b)                      (10)  (57)   72
                                                                             ----  ----  ----
Balance at December 31                                                       $289  $332  $451
                                                                             ====  ====  ====

(a) In 2009, a decrease of $44 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (b) below with no net impact to the VOBA balance.

(b) In 2009, an increase of $44 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (a) above with no net impact to the VOBA balance.

VOBA amortization, net of accretion of interest, expected to be recorded in each of the next five years is $15 million, $15 million, $14 million, $14 million and $13 million, respectively.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table summarizes the activity in deferred sales inducements:

                                                                             2010  2009  2008
                                                                             ----  ----  ----
                                                                               (In Millions)
Balance at January 1                                                         $216  $192  $127
   Deferrals                                                                   44    51    52
   Accretion of interest/amortization                                         (20)  (15)    1
   Effect of unlocking assumptions used in estimating future gross profits     --    (2)  (17)
   Effect of realized losses on securities (a)                                  3     4    20
   Effect of unrealized (gains) losses on securities (b)                      (25)  (14)    9
                                                                             ----  ----  ----
Balance at December 31                                                       $218  $216  $192
                                                                             ====  ====  ====

(a) In 2009, a decrease of $11 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (b) below with no net impact to the sales inducement balance.

(b) In 2009, an increase of $11 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (a) above with no net impact to the sales inducement balance.

In accordance with GAAP, the Company periodically unlocks assumptions as necessary. Depending on the product, DAC, URR and other required reserves may be affected. In 2010, unlocking increased amortization primarily due to unfavorable anticipated mortality for life insurance products, offset by improved surrender rates and higher than anticipated interest crediting spreads on deferred annuity products. Unlocking also reduced reserves on certain interest sensitive products. In 2009, the unlocking increased amortization, which was primarily a result of reductions in the long-term growth rate assumptions and deteriorating equity market conditions early in the year. The unlocking also increased amortization of the sales inducement asset on certain deferred annuities and reduced URR on certain interest sensitive life products. In addition to the unlocking, amortization increased in 2009 due in part to the higher deferrals in 2008 and increased voluntary policy terminations. In 2008, DAC amortization increased to reflect higher projected surrenders and lower market growth assumptions. During 2008, the unlocking of assumptions discussed above also involved the Company's participating business resulting in additional VOBA amortization.

During 2010, the Company continued to migrate certain blocks of reserves and DAC from various legacy valuation systems to a new valuation system, representing approximately $6.5 billion of reserves and $1.3 billion of DAC at the point of conversion. During 2009 and 2008, the corresponding amounts were approximately $3.5 billion and $9.0 billion of reserves and $51 million and $1.1 billion of DAC, respectively, at the point of conversion.

The conversions resulted in GAAP reserves changes with 2010 reflecting a decrease in reserves of $22 million, corresponding to an increase of reserves of $6 million in 2009 and a decrease in reserves of $3 million in 2008. DAC decreased by $20 million and $2 million in 2010 and 2009, respectively, and increased by $1 million in 2008.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


9. FUTURE POLICY BENEFITS AND POLICYHOLDER CONTRACT DEPOSITS

Future policy benefits and policyholder contract deposit liabilities were as follows at December 31:

                                      2010    2009
                                     ------- -------
                                      (In Millions)
Future policy benefits:
   Ordinary life                     $ 6,505 $ 6,164
   Group life                             49      51
   Life contingent group annuities        61      95
   Life contingent annuities           7,950   7,679
   Terminal funding                      359     367
   Accident and health                   215     208
                                     ------- -------
Total                                $15,139 $14,564
                                     ======= =======
Policyholder contract deposits:
   Annuities                         $40,231 $38,515
   Corporate-owned life insurance        296     311
   Universal life                      7,103   7,106
   Other contract deposits               291     221
                                     ------- -------
Total                                $47,921 $46,153
                                     ======= =======

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges, and as applicable, other required reserves. Fixed-indexed business is reserved according to the guidance in derivative accounting standards. Reserves for other contracts are based on estimates of the cost of future policy benefits. Interest, mortality, and surrender assumptions vary by product and are generally based upon actual experience at the time of issue. Interest assumptions used to compute individual life reserves ranged from 1.0 percent to
9.25 percent.

The liability for future policy benefits has been established on the basis of the following assumptions:

..   Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 1.0 percent to 9.25 percent. Interest rates on immediate/terminal funding annuities are at a maximum of 13.5 percent and grade to no less than 0.3 percent.

..   Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual and group life approximated 4.6 percent.

The liability for policyholder contract deposits has been established on the basis of the following assumptions:

..   Interest rates credited for deferred annuities vary by year of issuance and range from 2.0 percent to, including bonuses, 9.7 percent. This range is applicable to deferred annuity contracts where the crediting rates are not directly based on equity market returns. Current declared interest rates are generally guaranteed to remain in effect for a period of one year, though some are guaranteed for longer periods. Withdrawal charges generally range from zero percent to 20.0 percent grading to zero over a period of zero to 15 years.

..   Interest rates on corporate-owned life insurance are guaranteed at 3.0 or
    4.0 percent, depending on policy form, and the weighted average rate credited in 2010 was 4.2 percent.

..   The universal life policies have credited interest rates of 1.0 percent to
    6.0 percent and guarantees ranging from 1.0 percent to 5.25 percent depending on the year of issue. Additionally, universal life policies are subject to

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

  surrender charges that amount to 12.4 percent of the aggregate fund balance grading to zero over a period no longer than 20 years.

Participating life insurance accounted for approximately 1.1 percent of life insurance in force at December 31, 2010.

Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $43 million, $43 million and $45 million in 2010, 2009 and 2008, respectively, and were included as part of policyholders' benefits in the consolidated statements of income (loss).

GMDB, GMIB and GMWB

Details concerning the Company's exposure to guaranteed benefits as of December 31 were as follows:

                                                                   2010        2009
                                                                ----------- -----------
                                                                    ($ In Millions)
In the event of death (GMDB)
   Account value                                                  $46,195     $42,433
   Net amount at risk (a)                                          1,766       3,109
   Average attained age of contract holders                         58          57
   Range of guaranteed minimum return rates                     0.00%-3.50% 0.00%-3.50%
Annual withdrawals at specified date (GMWB)
   Account value                                                  $2,490      $2,092
   Net amount at risk (b)                                           308         313
   Weighted average period remaining until guaranteed payment   19.6 years  19.7 years

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.
(b) Net amount at risk represents the guaranteed benefit exposure in excess of the current value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date.

The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in future policy benefits (GMDB/GMIB) and policyholder contract deposits (GMWB) on the consolidated balance sheets:

                              2010    2009
                              ----   -----
                              (In Millions)
Balance at January 1          $ 94   $ 241
Guaranteed benefits incurred   (14)   (131)
Guaranteed benefits paid        (9)    (16)
                              ----   -----
Balance at December 31        $ 71   $  94
                              ====   =====

The following assumptions and methodology were used to determine the reserve for guaranteed benefits on variable contracts at December 31, 2010 and 2009:

    . Data used was 1,000 stochastically generated investment performance scenarios.

    .  Mean investment performance assumption was 10.0 percent.

    .  Volatility assumption was 16.0 percent.

    . Mortality was assumed to be 70 percent to 87.5 percent of the 1975-80 SOA Ultimate, 1983a and Ult.M tables.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

    . Lapse rates vary by contract type and duration and range from 5.0 percent to 25.0 percent with an average of 10.0 percent.

    .  The discount rate was 3.0 percent to 8.0 percent.

The guaranteed minimum withdrawal benefit rider that is available on indexed annuities was first offered by AGL in 2008. The rider has a waiting period of one year before charges are assessed and before the withdrawal option can be elected. To date, sales of this rider have been immaterial and no reserves are being held.

10. REINSURANCE

The Company generally limits its exposure to loss on any single insured to $10 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $15 million.

A receivable is recorded for reinsured benefits, both paid and pending, which are recoverable from the reinsurer. Reinsurance premiums are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Reinsurance transactions for the years ended December 31, 2010, 2009 and 2008 were as follows:

                                                                                     Percentage
                                                                                         of
                                                               Assumed From            Amount
                                                Ceded to Other    Other       Net     Assumed
                                   Gross Amount   Companies     Companies    Amount    to Net
                                   ------------ -------------- ------------ -------- ----------
                                                     (In Millions)
December 31, 2010
Life insurance in force              $671,338      $113,441       $4,169    $562,066    0.74%
                                     ========      ========       ======    ========
Premiums:
   Life insurance and annuities      $  1,657      $    683       $   22    $    996    2.21%
   Accident and health insurance           36            --           (3)         33   -9.09%
                                     --------      --------       ------    --------
Total premiums                       $  1,693      $    683       $   19    $  1,029    1.85%
                                     ========      ========       ======    ========
December 31, 2009
Life insurance in force              $680,109      $124,318       $4,171    $559,962    0.74%
                                     ========      ========       ======    ========
Premiums:
   Life insurance and annuities      $  1,634      $    643       $   18    $  1,009    1.78%
   Accident and health insurance           31             2           --          29    0.00%
                                     --------      --------       ------    --------
Total premiums                       $  1,665      $    645       $   18    $  1,038    1.73%
                                     ========      ========       ======    ========
December 31, 2008
Life insurance in force              $705,073      $137,547       $4,205    $571,731    0.74%
                                     ========      ========       ======    ========
Premiums:
   Life insurance and annuities      $  2,395      $    635       $   21    $  1,781    1.18%
   Accident and health insurance           30            15           22          37   59.46%
                                     --------      --------       ------    --------
Total premiums                       $  2,425      $    650       $   43    $  1,818    2.37%
                                     ========      ========       ======    ========

The Company's reinsurance agreements do not relieve it from its direct obligations to its insureds. Thus, a credit exposure exists with respect to life reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial strength of its reinsurers and monitors concentration of credit risk arising from similar characteristics among the reinsurers.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Total reinsurance recoverables are included in reinsurance receivables on the consolidated balance sheets. Reinsurance recoverable on paid losses was approximately $49 million, and $46 million, at December 31, 2010 and 2009, respectively. Reinsurance recoverable on unpaid losses was approximately $149 million, and $145 million at December 31, 2010 and 2009, respectively. Ceded claim and surrender recoveries under reinsurance agreements were $391 million, $447 million and $394 million for the years ended 2010, 2009 and 2008, respectively.

During 2010, the Company fully terminated and recaptured the coinsurance treaty with Pioneer Security Life Insurance Company for an individual immediate annuity block of business. The recapture resulted in a pre-tax gain of $2 million.

Additionally, during 2010, the Company fully terminated and recaptured the coinsurance and modified coinsurance treaties with Merit Life Insurance Company for a group immediate annuity block of business. The recaptures resulted in a pre-tax gain of $20 thousand.

During 2009, the Company partially terminated the yearly renewable term reinsurance contracts with Swiss Re Life & Health America Inc. and Lincoln National Life Insurance Company for a specific block of primarily whole life business. Terminations are being processed monthly based upon each of the policies' anniversary dates. The partial termination has resulted in a loss of $2 million.

Additionally, during 2009 the Company fully terminated and recaptured all reinsurance contracts with Delaware American Life Insurance Company ("DelAm"), a then affiliate of the Company. The recaptures resulted in a loss of $245 thousand. DelAm was subsequently sold to MetLife.

For the year ending December 31, 2007, the Company incorporated, a wholly owned subsidiary, Pine Vermont Reinsurance Company ("Pine Vermont") with a contribution of $250 thousand. On September 29, 2008, Pine Vermont was dissolved and the capital contribution of $250 thousand was returned to the Company. Pine Vermont was domiciled in Vermont.

On December 1, 2006, with an effective date of October 1, 2006 ("Agreement 1") and on June 28, 2007, with an effective date of April 1, 2007 ("Agreement 2"), VALIC entered into modified coinsurance and coinsurance reinsurance agreements with American Life Insurance Company ("ALICO"), pertaining to certain policies written via its branch in Japan. ALICO was a wholly owned, Delaware domiciled subsidiary of AIG, until its sale to MetLife, Inc. ("Metlife"). The Company assumes liability for a quota share portion of contracts issued by ALICO that include a GMIB under Agreement 1 and a GMWB under Agreement 2. The contracts assumed also include a GMDB provision under both Agreements 1 and 2. The GMIB (prior to its utilization date), GMWB and the GMDB have a 100 percent quota share and are assumed under coinsurance agreements. The GMIB (after its utilization date) has a 100 percent quota share and is assumed under the modified coinsurance provisions of Agreement 1. The benefits provided by the reinsured contracts under Agreement 1 are assumed with a 50 percent quota share under a modified coinsurance agreement. The benefits provided by the reinsured contracts under Agreement 2 are assumed with a varied quota share under a modified coinsurance agreement. Both agreements are unlimited in duration but were terminated for new business. Pursuant to the coinsurance portions of both Agreements, the Company records reserve liabilities for the amount of the reserves calculated for the GMIB, GMWB and GMDB provisions of the reinsured contracts. The reserves for the GMIB, GMWB and GMDB were $28 million and $19 million for the years ended December 31, 2010 and 2009, respectively. All monetary amounts of the Agreement and settlement transactions are expressed in Japanese Yen. The cumulative foreign currency translation adjustment related to all provisions of the Agreement was not significant to the Company's consolidated results of operations or financial condition. Agreement 1 was amended to terminate the agreement for new business issued on and after April 1, 2008. Agreement 2 was amended to terminate the agreement for new business issued on and after April 1, 2009.

In December 2002, the Company entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda, Ltd. ("AIGB"), an affiliate. The agreement has an effective date of March 1, 2002. Under the agreement, AIGB reinsures 100 percent quota share of the Company's liability on virtually all level term and universal life products issued by the Company with issue dates on or after March 1, 2002. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied. This agreement was amended to terminate for new business issued on and after August 1, 2009.

The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. The main impact of the agreement on the Company's results of operations for the years ended December 31, 2010, 2009 and 2008 was a pre-tax expense of approximately $59 million, $67 million and $68 million, respectively, representing the risk charge associated with the reinsurance agreement.

11. COMMITMENTS AND CONTINGENT LIABILITIES

COMMITMENTS

Leases

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates through 2018. At December 31, 2010, the future minimum lease payments under the operating leases are as follows:

            (In Millions)
2011             $ 9
2012               7
2013               6
2014               5
2015               4
Thereafter         5
                 ---
Total            $36
                 ===

Rent expense was $14 million, $13 million and $11 million for the years ended December 31, 2010, 2009 and 2008 respectively.

The leasing operations of Castle 1 Trust consist of leasing aircraft under operating leases which expire on various dates through 2015. At December 31, 2010, future minimum lease payments, including an estimated U.S. dollar equivalent for lease payments denominated in Euros using an exchange rate in effect at December 31, 2010, to be received by Castle 1 Trust under operating leases for the years ended December 31 are as follows:

            (In Millions)
2011            $ 80
2012              61
2013              34
2014              15
2015               4
Thereafter        --
                ----
Total           $194
                ====

Commitments to Fund Partnership Investments

The Company had unfunded commitments for its limited partnership and hedge fund investments totaling $688 million at December 31, 2010. These capital commitments can be called by the partnership during the commitment period (on average five years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitments but may elect to do so.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Mortgage Loan Commitments

The company had $71 million in commitments relating to mortgage loans at December 31, 2010.

CONTINGENT LIABILITIES

Legal and Regulatory Matters

The Company is party to various lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations, cash flows and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. Each state has insurance guaranty association laws under which insurers doing business in a state can be assessed, up to prescribed limits and on the basis of the proportionate share of the premiums written by member insurers, to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

Prior to September 22, 2008, the Company and certain affiliates were parties to an existing inter-affiliate credit facility (the "facility"), under which the Company and such affiliates committed to make loans to AIG and received from AIG an annual facility fee at a specified rate. The facility was terminated on September 22, 2008, in connection with AIG's entry into an $85 billion revolving credit facility with the New York Fed. All amounts owing from AIG to the Company under the facility as of its termination date have been paid in full.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


12. TOTAL EQUITY

Capital contributions received by the Company were as follows:

                                                     2010  2009   2008
                                                     ---- ------ ------
                                                       (In Millions)
Cash from Parent                                     $--  $1,280 $  970
Contributions related to Securities Lending Program   --      --  6,034
                                                     ---  ------ ------
   Total cash contributions                           --   1,280  7,004
Contributions of securities at fair value             --      --  1,241
All other non cash contributions                       2       6     --
                                                     ---  ------ ------
   Total capital contributions                       $ 2  $1,286 $8,245
                                                     ===  ====== ======

The components of accumulated other comprehensive income (loss) are as follows:

                                                             2010     2009     2008
                                                           -------  -------  -------
                                                                 (In Millions)
Fixed maturity and equity securities, available for sale:
   Gross unrealized gains                                  $ 4,456  $ 3,285  $ 1,352
   Gross unrealized losses                                  (1,106)  (2,874)  (3,835)
Net unrealized gains on other invested assets                  211      562       69
Adjustments to DAC, VOBA and deferred sales inducements       (345)    (300)     337
Foreign currency translation adjustments                         5        8        3
Deferred federal and state income tax (expense) benefit     (1,118)    (200)     731
                                                           -------  -------  -------
   Accumulated other comprehensive income (loss) (a)       $ 2,103  $   481  $(1,343)
                                                           =======  =======  =======

(a) Includes a decrease of $1.6 billion in 2009 related to the cumulative effect of adopting a new other-than-temporary impairment accounting standard.

Dividends that the Company may pay to the Parent in any year without prior approval of the Texas Department of Insurance ("TDI") are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the TDI is limited to the greater of either 10 percent of the preceding year's statutory surplus or the preceding year's statutory net gain from operations not in excess of unassigned surplus. The maximum dividend payout that may be made in 2011 without prior approval of the TDI is $661 million.

The Company is required to file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The state has the right to permit specific practices that deviate from prescribed practices. In 2010, the Company received permission from the TDI to restate the gross paid-in and contributed surplus and the unassigned funds components of its surplus. The effective date was September 30, 2010. This restatement resulted in an increase in unassigned funds of $7.9 billion to offset the Company's losses incurred as a result of its participation in the Securities Lending Program, and a corresponding decrease in gross paid-in and contributed surplus of $7.9 billion.

In 1984, the Company received permission from the TDI to increase the value of the home office real estate properties to reflect the then current market value. In the event that the Company had not been permitted to record the value of its home office building at fair market value, the Company's risk-based capital would not have triggered a regulatory event.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Statutory net income (loss) and capital and surplus of AGL at December 31 were as follows:

                                2010   2009     2008
                               ------ ------  -------
                                    (In Millions)
Statutory net income (loss)    $  426 $ (101) $(4,074)
Statutory capital and surplus  $6,612 $5,954  $ 5,394

13. FEDERAL INCOME TAXES

The components of the provision for income taxes on pretax income for the years ended December 31 were as follows:

                                     2010  2009   2008
                                    -----  ----  ------
                                       (In Millions)
Current                             $ 153  $(14) $ (995)
Deferred                             (561)  205   1,216
                                    -----  ----  ------
Total income tax expense (benefit)  $(408) $191  $  221
                                    =====  ====  ======

The US statutory income tax rate is 35 percent for 2010, 2009 and 2008. Actual tax expense on income differs from the statutory amount computed by applying the federal income tax rate for the years ended December 31 due to the following:

                                                    2010  2009    2008
                                                   -----  ----  -------
                                                       (In Millions)
US federal income tax (benefit) at statutory rate  $ 551  $  4  $(4,164)
Adjustments:
   Valuation allowance                              (948)  202    4,400
   Dividends received deduction                      (17)  (30)     (32)
   Goodwill                                           --    --       20
   Audit corrections                                   4    (2)      --
   Prior year corrections                            (11)    1      (10)
   Other credits, taxes and settlements               13    16        7
                                                   -----  ----  -------
Total income tax expense (benefit)                 $(408) $191  $   221
                                                   =====  ====  =======

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of deferred tax assets and liabilities at December 31 are as follows:

                                                                             2010     2009
                                                                           -------  -------
                                                                             (In Millions)
Deferred tax assets:
   Excess capital losses and other tax carryovers                          $ 1,361  $ 5,058
   Basis differential of investments                                         2,413       --
   Policy reserves                                                             331      630
   Other                                                                         9       19
                                                                           -------  -------
   Total deferred tax assets before valuation allowance                      4,114    5,707
   Valuation allowance                                                      (2,918)  (3,831)
                                                                           -------  -------
   Total deferred tax assets                                                 1,196    1,876
Deferred tax liabilities:
   Deferred policy acquisition costs                                        (1,761)  (1,850)
   Basis differential of investments                                        (1,123)    (997)
   Net unrealized gains on debt and equity securities available for sale        --     (235)
   State deferred tax liabilities                                               (2)      (6)
   Capitalized EDP                                                              --      (12)
   Other                                                                        (6)      --
                                                                           -------  -------
   Total deferred tax liabilities                                           (2,892)  (3,100)
                                                                           -------  -------
Net deferred tax liability                                                 $(1,696) $(1,224)
                                                                           =======  =======

At December 31, 2010, the Company had capital loss carryforwards of $7.2 billion expiring through the year 2015.

The Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Under the tax sharing agreement with AIG, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

In general, realization of deferred tax assets depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. The Company assessed its ability to realize the deferred tax asset of $4.1 billion and concluded a $2.9 billion valuation allowance was required to reduce the deferred tax asset at December 31, 2010 to an amount the Company believes is more likely than not to be realized.

When making its assessment, the Company considered all available evidence, including the impact of being included in the consolidated federal tax return of AIG, future reversals of existing taxable temporary differences, estimated future GAAP taxable income, and tax planning strategies the Company would implement, if necessary, to realize the net deferred tax asset.

In assessing future GAAP taxable income, the Company considered its strong earnings history exclusive of the recent losses on the securities lending program, because the Company and AIG entered into transactions with the New York Fed to limit exposure to future losses. The Company also considered the continuing earnings strength of the businesses AIG retained and the recent recapitalization, when assessing the ability to generate sufficient future taxable income during the relevant carryforward periods to realize the deferred tax asset.

Estimates of future taxable income generated from specific transactions and tax planning strategies discussed above could change in the near term, perhaps materially, which may require the Company to adjust its valuation allowance. Such adjustment, either positive or negative, could be material to the Company's financial condition or it results of operations for an individual period.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


In evaluating the realizability of the loss carryforwards, the Company considered the relief provided by Internal Revenue Service ("IRS") Notice 2008-84 which provides that the limitation on loss carryforwards that can arise as a result of one or more acquisitions of stock of a loss company will not apply to such stock acquisitions for any period during which the United States becomes a direct or indirect owner of more than 50 percent interest in the loss company.

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

                                                        December 31,
                                                        ------------
                                                        2010    2009
                                                        ----    ----
                                                        (In Millions)
Gross unrecognized tax benefits at beginning of period  $165    $ 23
Increases in tax positions for prior years               135     142
                                                         ----   ----
Gross unrecognized tax benefits at end of period        $300    $165
                                                         ====   ====

The Company continually evaluates proposed adjustments by taxing authorities. At December 31, 2010, such proposed adjustments would not result in a material change to the Company's financial condition. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

At December 31, 2010 and 2009, the Company's unrecognized tax benefits, excluding interest and penalties, were $300 million and $165 million, respectively. As of December 31, 2010 and 2009, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $299 million and $163 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2010 and December 31, 2009, the Company had accrued $5 million and $4 million, respectively, for the payment of interest (net of federal benefit) and penalties. For the year ended December 31, 2010, the Company recognized an expense of $1 million and $1 million of interest, respectively (net of federal benefit) and penalties in the consolidated statements of income (loss).

The Company's tax returns are not currently under examination. The Company's taxable years 2001 to 2010 remain subject to examination by major tax jurisdictions.

14. RELATED-PARTY TRANSACTIONS

Events Related to AIG

On September 30, 2010, AIG entered into an agreement-in-principle with the United States Department of the Treasury (the "Department of the Treasury"), the New York Fed, and the AIG Credit Facility Trust, a trust established for the sole benefit of the Department of the Treasury (the "Trust"), for a series of integrated transactions to recapitalize AIG (the "Recapitalization"). AIG completed the Recapitalization on January 14, 2011. For more information regarding the Recapitalization, please see Note 16.

Additional information on AIG is provided in the Company's 2010 Annual Statement and is also publicly available in AIG's regulatory filings with the U.S. Securities and Exchange Commission ("SEC"). Information regarding AIG as described herein is qualified by regulatory filings AIG files from time to time with the SEC.

Operating Agreements

Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from AIG or its subsidiaries. The allocation of costs for

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

investment management services is based on the level of assets under management. The Company paid approximately $55 million, $50 million and $61 million for such services in 2010, 2009 and 2008, respectively. Accounts payable for such services at December 31, 2010 and 2009 were not material. The Company rents facilities and provides services on an allocated cost basis to various affiliates. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, AGLC. AGLC provides shared services, including technology, to a number of AIG's life insurance subsidiaries. The Company received approximately $234 million, $265 million and $287 million for such services and rent in 2010, 2009 and 2008, respectively. Accounts receivable for rent and services at December 31, 2010 and 2009 were not material.

Notes of Affiliates

On September 15, 2006, the Company invested $415 million in a 5.57 percent fixed rate Senior Promissory Note due September 15, 2011, issued by SunAmerica Financial Group, Inc. ("SAFG, Inc."; formerly AIG Life Holdings (US), Inc.). The Company recognized interest income of $23 million, $23 million and $23 million on the Note during 2010, 2009 and 2008, respectively.

On December 15, 2005, the Company invested $116 million in a Senior Promissory
Note issued by AGC Life, which matured on December 15, 2010. The Company recognized interest income on the Note of $6 million, $6 million and $6 million during 2010, 2009 and 2008 respectively. Upon maturity, the Company reinvested the $116 million in a 6.10 percent Senior Promissory Note due December 15, 2020, issued by AGC Life. The Company recognized interest income of $314 thousand on the Note during 2010.

On December 7, 2005, the Company acquired 5.75 percent Senior Notes due December 14, 2015, issued by Transatlantic Holdings, Inc., an affiliate of the Company, at a cost of $163 million. Other affiliates of the Company are holders of the same class of securities. On June 10, 2009, AIG closed a public offering of 29.9 million shares of Transatlantic Holdings, Inc. common stock owned by AIG. At the close of the public offering, AIG retained 13.9 percent of Transatlantic Holdings, Inc. outstanding common stock. As a result, AIG deconsolidated Transatlantic and the Company's investment in Transatlantic Holdings, Inc. was no longer considered affiliated. The Company recognized interest income of $4 million and $10 million on the Notes while they were still considered an affiliate during 2009 and 2008, respectively. On March 15, 2010, AIG closed a secondary public offering of 8.5 million shares of Transatlantic Holdings, Inc. common stock owned by American Home Assurance Company, a subsidiary of AIG, further reducing AIG's investment in this former affiliate.

In 2004, the Company purchased 38.7 percent of the non-voting preferred equity issued by Castle 2 Trust for $117 million. The Company's investment in Castle 2 Trust preferred equity is reported within partnerships and other invested assets on the consolidated balance sheets. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle 2 Trust, are held by affiliates of the Company. The purchase of the non-voting equity interest of Castle 2 Trust was funded by a capital contribution received from the Parent. In 2004, the Company purchased $65 million of fixed-rate asset backed notes issued by Castle 2 Trust. The notes mature on November 15, 2026 and are included in bonds on the consolidated balance sheets. Affiliates of the Company own the majority of the notes payable of Castle 2 Trust. Castle 2 Trust is a Delaware statutory trust established on November 21, 2003. The business of Castle 2 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

On September 23, 2003, the Company purchased 68.0 percent of the non-voting preferred equity issued by Castle 1 Trust for $182 million. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle 1 Trust are held by affiliates of the Company. On September 23, 2003, the Company purchased $465 million of fixed-rate asset backed notes and subordinated deferred interest notes issued by Castle 1 Trust, which mature on May 15, 2027. Castle 1 Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle 1 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft. Castle 1 Trust is consolidated in the Company's financial statements.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Agreements with Affiliates

American Home Assurance Company ("American Home"), an indirect wholly owned subsidiary of AIG, has terminated the General Guarantee Agreement dated
March 3, 2003 ("the Guarantee") with respect to prospectively issued policies and contracts issued by the Company. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern Time ("Point of Termination"). Pursuant to its terms, the Guarantee does not apply to any group or individual policy, contract or certificate issued after the Point of Termination. The Guarantee will continue to cover the policies, contracts and certificates with a date of issue earlier than the Point of Termination until all insurance obligations under such policies, contracts and certificates are satisfied in full. American Home's audited statutory financial statements are filed with the SEC in the Company's registration statements for its variable products that were issued prior to the Point of Termination.

Other

Effective August 1, 2003, the Company and AIGB entered into a Cut-through Agreement pursuant to which insurers, their beneficiaries and owners were granted a direct right of action against the Company in the event AIGB becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by AIGB. The Cut-through Agreement was approved by the Texas Department of Insurance. The amount of the retained liability on AIGB's books related to this agreement totaled $455 thousand at December 31, 2010 and $450 thousand at December 31, 2009. The Company feels the probability of loss under this agreement is remote.

The Company engages in structured settlement transactions, certain of which transactions involve affiliated property and casualty insurance company members of the Chartis group of AIG. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity ("SPIA") issued by the Company for the ultimate benefit of the claimant. The portion of the Company's liabilities related to structured settlements involving life contingencies are reported in future policy benefits, while the portion not involving life contingencies are reported in policyholder contract deposits. In certain structured settlement arrangements the property and casualty insurance company remains contingently liable for the payments to the claimant. The Company carried liabilities of $228 million and $314 million at December 31, 2010 and 2009, respectively, related to SPIAs issued by the Company in conjunction with structured settlement transactions involving Chartis members where those Chartis members remained contingently liable for the payments to the claimant. In addition, the Company carried liabilities for the structured settlement transactions where the Chartis members were no longer contingently liable for the payments to the claimant.

15. BENEFIT PLANS

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

16. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the financial statements were issued.

The Company's management identified an alternative internal funding solution for its XXX/AXXX reserves. This alternative solution involves fully recapturing the coinsurance/modified coinsurance agreement with an affiliate, AIGB, and simultaneously reinsuring this in-force, together with new business (term and universal life), to another affiliate, AGC Life, under a new coinsurance/modified coinsurance agreement. This new agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting will be applied. Management received approvals of the recapture and reinsurance transactions on behalf of AGL and AGCL from the Texas and Missouri Departments of Insurance, respectively, in March 2011, with January 1, 2011 effective dates.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


On January 14, 2011, AIG completed the Recapitalization with the New York Fed, the Department of the Treasury, and the Trust. As part of the Recapitalization, AIG repaid to the New York Fed approximately $21 billion in cash, representing complete repayment of all amounts owing under AIG's revolving credit facility with the New York Fed (the "New York Fed credit facility"), and the New York Fed credit facility was terminated. In addition, (i) the shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share, held by the Trust were exchanged for 562,868,096 shares of AIG common stock and were subsequently transferred by the Trust to the Department of the Treasury; (ii) the shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share, held by the Department of the Treasury were exchanged for 924,546,133 shares of AIG common stock; and
(iii) the shares of AIG's Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share, held by the Department of the Treasury were exchanged for (a) preferred interests in two special purpose vehicles, (b) 20,000 shares of AIG's Series G Cumulative Mandatory Convertible Preferred Stock, par value $5.00 per share, a new series of TARP preferred stock, and (c) 167,623,733 shares of AIG common stock. As a result of the Recapitalization, the Department of the Treasury held 1,655,037,962 shares of newly issued AIG common stock, representing ownership of approximately 92 percent of the outstanding AIG common stock at December 31, 2010. After the share exchange and distribution were completed, the Trust terminated pursuant to the terms and conditions of the agreement that established the Trust. It is expected that over time the Department of the Treasury will sell its shares of AIG common stock on the open market.

On March 10, 2011, AIG submitted a binding bid to the New York Fed to purchase all of the RMBS owned by ML II for $15.7 billion in cash. If the New York Fed accepted the binding bid, it was anticipated that the Company (along with certain other AIG companies) would be a purchaser of certain of these RMBS. On March 30, 2011, the New York Fed announced that it was declining AIG's offer to purchase all of the RMBS held in the ML II portfolio and instead would sell these securities through a competitive process.

On March 30, 2011, AIG and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). Among other things, the CMA provides that AIG would maintain the Company's total adjusted capital (as defined under applicable insurance laws) at or above a certain specified minimum percentage of the Company's projected company action level RBC (as defined under applicable insurance laws). The CMA also provides that if the Company's total adjusted capital is in excess of a certain specified minimum percentage of the Company's company action level RBC (as reflected in the Company's quarterly or annual statutory financial statement), subject to board and regulatory approval(s), the Company would declare and pay ordinary dividends to its equity holders in an amount in excess of that required to maintain the specified minimum percentage.

[LOGO] American General Life Companies

                                                               Variable Annuity
                                                             Separate Account D

                                                                           2010

                                                                  Annual Report

                                                              December 31, 2010

                                        American General Life Insurance Company

[LOGO] PRICEWATERHOUSECOOPERS LLP


                                                     PRICEWATERHOUSECOOPERS LLP
                                                                 1201 LOUISIANA
                                                                     SUITE 2900
                                                          HOUSTON TX 77002-5678
                                                       TELEPHONE (713) 356 4000
                                                       FACSIMILE (713) 356 4717




            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of American General Life Insurance Company and Policy Owners of American General Life Insurance Company Separate Account D

In our opinion, the accompanying statement of net assets, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Divisions listed in Note A of American General Life Insurance Company Separate Account D at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and each of their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the management of American General Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investment securities at December 31, 2010 by correspondence with the mutual fund companies, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLC



Houston, Texas
April 29, 2011

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF NET ASSETS
DECEMBER 31, 2010

                                                                 Due from (to)                                     NET ASSETS
                                                                   American                Contract   Contract   ATTRIBUTABLE TO
                                                    Investment   General Life              owners -   owners -      CONTRACT
                                                   securities -    Insurance               annuity  accumulation      OWNER
Divisions                                          at fair value    Company    NET ASSETS  reserves   reserves      RESERVES
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund - Class I            $   391,814      $  -      $   391,814 $      - $   391,814    $   391,814
Credit Suisse U.S. Equity Flex I Portfolio               78,125         -           78,125        -      78,125         78,125
Dreyfus IP MidCap Stock Portfolio - Initial
  shares                                                198,781        (1)         198,780        -     198,780        198,780
The Dreyfus Socially Responsible Growth Fund,
  Inc. - Initial Shares                                 376,821         -          376,821        -     376,821        376,821
Dreyfus VIF Opportunistic Small Cap Portfolio -
  Initial Shares                                        547,086         -          547,086        -     547,086        547,086
Dreyfus VIF Quality Bond Portfolio - Initial
  shares                                              1,128,614         -        1,128,614        -   1,128,614      1,128,614
Evergreen VA High Income Fund - Class 1                       -         -                -        -           -              -
Fidelity VIP Asset Manager Portfolio - Initial
  Class                                                 131,201         -          131,201        -     131,201        131,201
Fidelity VIP Asset Manager Portfolio - Service
  Class 2                                               152,581        (1)         152,580        -     152,580        152,580
Fidelity VIP Contrafund Portfolio - Service
  Class 2                                               676,430         -          676,430        -     676,430        676,430
Fidelity VIP Equity-Income Portfolio - Service
  Class 2                                               573,487         -          573,487        -     573,487        573,487
Fidelity VIP Growth Portfolio - Service Class 2         329,593         -          329,593        -     329,593        329,593
Fidelity VIP Index 500 Portfolio - Initial Class         55,832        (1)          55,831        -      55,831         55,831
Fidelity VIP Overseas Portfolio - Initial Class          28,374         -           28,374        -      28,374         28,374
Franklin Templeton Templeton Foreign
  Securities Fund - Class 2                             198,517        (1)         198,516        -     198,516        198,516
Franklin Templeton Templeton Global Asset
  Allocation Fund - Class 2                                   -         -                -        -           -              -
Goldman Sachs VIT Strategic Growth Fund -
  Institutional Shares                                   47,820        (1)          47,819        -      47,819         47,819
Invesco Money Market Fund - Class A5                    122,204         -          122,204   10,087     112,117        122,204
Invesco Van Kampen Comstock Fund - Class A            2,907,422         -        2,907,422   28,394   2,879,028      2,907,422
Invesco Van Kampen Corporate Bond Fund -
  Class A                                                 3,621         -            3,621        -       3,621          3,621
Invesco Van Kampen High Yield Fund - Class A          2,565,584       434        2,566,018        -   2,566,018      2,566,018
Invesco Van Kampen V.I. Capital Growth Fund -
  Series I                                            5,785,136         -        5,785,136  529,850   5,255,286      5,785,136
Invesco Van Kampen V.I. Global Value Equity
  Fund - Series I                                     1,634,470        (1)       1,634,469        -   1,634,469      1,634,469
Invesco Van Kampen V.I. Government Fund -
  Series I                                            2,907,344         -        2,907,344   16,550   2,890,794      2,907,344
Invesco Van Kampen V.I. Growth and Income
  Fund - Series I                                    13,069,755         -       13,069,755        -  13,069,755     13,069,755
Invesco Van Kampen V.I. High Yield Fund -
  Series I                                            1,170,671         -        1,170,671        -   1,170,671      1,170,671
Invesco Van Kampen V.I. Mid Cap Value Fund -
  Series I                                            4,833,088         -        4,833,088        -   4,833,088      4,833,088
Invesco Van Kampen V.I. Value Fund - Series I         2,869,479         -        2,869,479        -   2,869,479      2,869,479
Invesco V.I. Core Equity Fund - Series I                986,461        (1)         986,460        -     986,460        986,460
Invesco V.I. International Growth Fund - Series I       492,336         -          492,336        -     492,336        492,336
Janus Aspen Enterprise Portfolio - Service
  Shares                                                145,265         -          145,265        -     145,265        145,265
Janus Aspen Overseas Portfolio - Service Shares         199,776         -          199,776        -     199,776        199,776
Janus Aspen Worldwide Portfolio - Service
  Shares                                                 76,411         -           76,411        -      76,411         76,411
JPMorgan Insurance Trust Small Cap Core
  Portfolio - Class 1                                    90,990        (1)          90,989        -      90,989         90,989
MFS VIT Core Equity Series - Initial Class              255,957         -          255,957        -     255,957        255,957
MFS VIT Growth Series - Initial Class                   800,337         -          800,337        -     800,337        800,337
MFS VIT New Discovery Series - Initial Class            117,285         1          117,286        -     117,286        117,286
MFS VIT Research Series - Initial Class                 121,195        (1)         121,194        -     121,194        121,194
Neuberger Berman AMT Balanced Portfolio -
  Class I                                                 7,422        (1)           7,421        -       7,421          7,421
Neuberger Berman AMT Mid-Cap Growth
  Portfolio - Class I                                   119,354         -          119,354        -     119,354        119,354
PIMCO VIT Real Return Portfolio -
  Administrative Class                                  581,379         -          581,379        -     581,379        581,379
PIMCO VIT Short-Term Portfolio -
  Administrative Class                                  232,794         -          232,794        -     232,794        232,794
PIMCO VIT Total Return Portfolio -
  Administrative Class                                  746,164         1          746,165        -     746,165        746,165
Pioneer Fund VCT Portfolio - Class I                    192,657         1          192,658        -     192,658        192,658
Pioneer Growth Opportunities VCT Portfolio -
  Class I                                               355,809         -          355,809        -     355,809        355,809
Principal Capital Appreciation Account                4,757,363         -        4,757,363        -   4,757,363      4,757,363
Principal Diversified International Account           3,216,382         -        3,216,382      515   3,215,867      3,216,382
Principal Equity Income Account                       4,877,305         1        4,877,306        -   4,877,306      4,877,306
Principal Income Account                              5,404,217         -        5,404,217      724   5,403,493      5,404,217
Principal LargeCap Blend Account II                   8,303,090         -        8,303,090        -   8,303,090      8,303,090
Principal LargeCap Growth Account                    11,631,394         -       11,631,394      580  11,630,814     11,631,394
Principal MidCap Stock Account                                -         -                -        -           -              -
Principal Money Market Account                        3,072,996         -        3,072,996        -   3,072,996      3,072,996
Principal Government & High Quality Bond
  Account                                             4,584,277        (1)       4,584,276      790   4,583,486      4,584,276
Principal SAM Balanced Portfolio                     42,422,678         -       42,422,678   58,109  42,364,569     42,422,678
Principal SAM Conservative Balanced Portfolio         2,218,503         -        2,218,503        -   2,218,503      2,218,503
Principal SAM Conservative Growth Portfolio          32,016,971         -       32,016,971        -  32,016,971     32,016,971
Principal SAM Flexible Income Portfolio               6,329,252         -        6,329,252        -   6,329,252      6,329,252
Principal SAM Strategic Growth Portfolio             10,875,843         -       10,875,843        -  10,875,843     10,875,843
Principal Short-Term Income Account                   2,192,118         -        2,192,118        -   2,192,118      2,192,118
Principal SmallCap Growth Account II                  3,582,403        (1)       3,582,402      393   3,582,009      3,582,402
Putnam VT Growth and Income Fund - Class IB             402,889         -          402,889        -     402,889        402,889
Putnam VT International Value Fund - Class IB            97,529         -           97,529        -      97,529         97,529
Royce Small-Cap Portfolio                             1,606,488         -        1,606,488        -   1,606,488      1,606,488
UIF Capital Growth Portfolio - Class I                2,980,138         -        2,980,138        -   2,980,138      2,980,138


                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF NET ASSETS - CONTINUED
DECEMBER 31, 2010

                                                                Due from (to)                                     NET ASSETS
                                                                  American                Contract   Contract   ATTRIBUTABLE TO
                                                   Investment   General Life              owners -   owners -      CONTRACT
                                                  securities -    Insurance               annuity  accumulation      OWNER
Divisions                                         at fair value    Company    NET ASSETS  reserves   reserves      RESERVES
-------------------------------------------------------------------------------------------------------------------------------
UIF Core Plus Fixed Income Portfolio - Class I
  Shares                                           $ 1,152,970       $ -      $ 1,152,970    $-    $ 1,152,970    $ 1,152,970
UIF Emerging Markets Equity Portfolio - Class I
  Shares                                             1,527,609         1        1,527,610     -      1,527,610      1,527,610
UIF Global Tactical Asset Allocation Portfolio -
  Class I Shares                                     1,122,126         -        1,122,126     -      1,122,126      1,122,126
UIF U.S. Real Estate Portfolio - Class I Shares      1,347,477         -        1,347,477     -      1,347,477      1,347,477
VALIC Company I Blue Chip Growth Fund                  104,949         -          104,949     -        104,949        104,949
VALIC Company I Dividend Value Fund                     45,894         -           45,894     -         45,894         45,894
VALIC Company I Global Social Awareness Fund             2,834        (1)           2,833     -          2,833          2,833
VALIC Company I Health Sciences Fund                    75,466         -           75,466     -         75,466         75,466
VALIC Company I International Equities Fund            304,626        (2)         304,624     -        304,624        304,624
VALIC Company I Mid Cap Index Fund                   1,474,887         -        1,474,887     -      1,474,887      1,474,887
VALIC Company I Money Market I Fund                 16,142,969         1       16,142,970     -     16,142,970     16,142,970
VALIC Company I Nasdaq-100 Index Fund                  191,237         -          191,237     -        191,237        191,237
VALIC Company I Science & Technology Fund              118,723         -          118,723     -        118,723        118,723
VALIC Company I Small Cap Index Fund                   300,488        (1)         300,487     -        300,487        300,487
VALIC Company I Stock Index Fund                     1,767,292        (1)       1,767,291     -      1,767,291      1,767,291
Van Kampen LIT Enterprise Portfolio - Class I                -         -                -     -              -              -
Van Kampen LIT Money Market Portfolio - Class I              -         -                -     -              -              -
Van Kampen Money Market Fund                                 -         -                -     -              -              -

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

                                    A            B            A+B=C          D             E             F           C+D+E+F
                                           Mortality and                                           Net change in     INCREASE
                                            expense risk                Net realized Capital gain    unrealized   (DECREASE) IN
                                Dividends       and            NET      gain (loss)  distributions  appreciation    NET ASSETS
                               from mutual administrative  INVESTMENT        on       from mutual  (depreciation) RESULTING FROM
Divisions                         funds       charges     INCOME (LOSS) investments      funds     of investments   OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Value
  Fund - Class I                $  8,280     $  (5,097)     $   3,183   $   (20,098)    $     -      $   59,779     $   42,864
Credit Suisse U.S. Equity
  Flex I Portfolio                   108          (950)          (842)         (119)          -           9,901          8,940
Dreyfus IP MidCap Stock
  Portfolio - Initial shares       2,033        (2,747)          (714)      (23,712)          -          69,656         45,230
The Dreyfus Socially
  Responsible Growth Fund,
  Inc. - Initial Shares            3,483        (5,433)        (1,950)        4,298           -          46,407         48,755
Dreyfus VIF Opportunistic
  Small Cap Portfolio -
  Initial Shares                   3,940        (6,814)        (2,874)      (99,743)          -         233,360        130,743
Dreyfus VIF Quality Bond
  Portfolio - Initial shares      47,650       (16,410)        31,240         5,801           -          47,274         84,315
Evergreen VA High Income Fund
  - Class 1                       49,529        (5,955)        43,574      (480,545)          -         559,380        122,409
Fidelity VIP Asset Manager
  Portfolio - Initial Class        2,119        (2,082)            37          (158)        637          15,603         16,119
Fidelity VIP Asset Manager
  Portfolio - Service Class 2      2,105        (2,004)           101        (6,083)        755          22,348         17,121
Fidelity VIP Contrafund
  Portfolio - Service Class 2      6,350        (8,799)        (2,449)      (59,386)        288         153,387         91,840
Fidelity VIP Equity-Income
  Portfolio - Service Class 2      8,667        (7,760)           907       (48,846)          -         116,674         68,735
Fidelity VIP Growth Portfolio
  - Service Class 2                   90        (4,220)        (4,130)        2,741       1,040          61,937         61,588
Fidelity VIP Index 500
  Portfolio - Initial Class        1,012          (813)           199          (536)      1,006           5,736          6,405
Fidelity VIP Overseas
  Portfolio - Initial Class          367          (419)           (52)       (1,045)         50           3,627          2,580
Franklin Templeton Templeton
  Foreign Securities Fund -
  Class 2                          3,318        (2,454)           864        (5,481)          -          17,701         13,084
Franklin Templeton Templeton
  Global Asset Allocation
  Fund - Class 2                   8,894          (797)         8,097       (51,513)     14,152          35,054          5,790
Goldman Sachs VIT Strategic
  Growth Fund - Institutional
  Shares                             195          (607)          (412)          389           -           4,038          4,015
Invesco Money Market Fund -
  Class A5                            27          (521)          (494)            -           -               -           (494)
Invesco Van Kampen Comstock
  Fund - Class A                  39,971       (20,604)        19,367       (67,164)          -         426,635        378,838
Invesco Van Kampen Corporate
  Bond Fund - Class A              2,883          (413)         2,470         1,872           -             106          4,448
Invesco Van Kampen High Yield
  Fund - Class A                 208,270       (18,940)       189,330          (751)          -          90,118        278,697
Invesco Van Kampen V.I.
  Capital Growth Fund -
  Series I                             -       (74,005)       (74,005)     (211,968)          -       1,195,092        909,119
Invesco Van Kampen V.I.
  Global Value Equity Fund -
  Series I                        30,229       (22,045)         8,184      (198,782)          -         329,190        138,592
Invesco Van Kampen V.I.
  Government Fund - Series I       6,201       (38,482)       (32,281)       (2,205)          -         152,676        118,190
Invesco Van Kampen V.I.
  Growth and Income Fund -
  Series I                        13,619      (178,589)      (164,970)      404,732           -       1,089,204      1,328,966
Invesco Van Kampen V.I. High
  Yield Fund - Series I          126,175       (17,478)       108,697       (58,924)          -          76,959        126,732
Invesco Van Kampen V.I. Mid
  Cap Value Fund - Series I       42,398       (63,481)       (21,083)     (366,571)          -       1,229,264        841,610
Invesco Van Kampen V.I. Value
  Fund - Series I                 42,132       (38,897)         3,235      (264,476)          -         626,435        365,194
Invesco V.I. Core Equity Fund
  - Series I                       9,977       (14,177)        (4,200)        1,517           -          78,938         76,255
Invesco V.I. International
  Growth Fund - Series I          10,907        (6,330)         4,577        20,746           -          24,085         49,408
Janus Aspen Enterprise
  Portfolio - Service Shares           -        (1,958)        (1,958)       22,173           -           9,566         29,781
Janus Aspen Overseas
  Portfolio - Service Shares         998        (2,637)        (1,639)        1,097           -          37,323         36,781
Janus Aspen Worldwide
  Portfolio - Service Shares         380        (1,061)          (681)        3,446           -           7,533         10,298
JPMorgan Insurance Trust
  Small Cap Core Portfolio -
  Class 1                              -        (1,327)        (1,327)      (17,568)          -          40,476         21,581
MFS VIT Core Equity Series -
  Initial Class                    2,783        (3,380)          (597)       13,043           -          24,448         36,894
MFS VIT Growth Series -
  Initial Class                      897       (10,407)        (9,510)       70,583           -          39,301        100,374
MFS VIT New Discovery Series
  - Initial Class                      -        (1,409)        (1,409)       (2,021)          -          34,872         31,442
MFS VIT Research Series -
  Initial Class                    1,069        (1,576)          (507)        4,362           -          11,864         15,719
Neuberger Berman AMT Balanced
  Portfolio - Class I                 68          (117)           (49)           24           -           1,127          1,102
Neuberger Berman AMT Mid-Cap
  Growth Portfolio - Class I           -        (1,707)        (1,707)        8,012           -          22,802         29,107
PIMCO VIT Real Return
  Portfolio - Administrative
  Class                            9,085        (8,465)           620         7,208       5,081          29,280         42,189
PIMCO VIT Short-Term
  Portfolio - Administrative
  Class                            2,057        (3,293)        (1,236)          351         355           2,387          1,857
PIMCO VIT Total Return
  Portfolio - Administrative
  Class                           18,043       (10,081)         7,962         7,448      22,036          10,325         47,771
Pioneer Fund VCT Portfolio -
  Class I                          3,251        (3,292)           (41)        3,285           -          26,844         30,088
Pioneer Growth Opportunities
  VCT Portfolio - Class I              -        (5,083)        (5,083)      (19,982)          -          85,560         60,495
Principal Capital
  Appreciation Account            71,564       (64,904)         6,660         2,849      83,564         500,603        593,676
Principal Diversified
  International Account           46,183       (43,991)         2,192      (481,296)          -         818,413        339,309
Principal Equity Income
  Account                        162,093       (72,110)        89,983      (296,112)          -         915,265        709,136
Principal Income Account         362,413       (81,673)       280,740       (42,748)          -         171,181        409,173
Principal LargeCap Blend
  Account II                     203,387      (116,291)        87,096    (1,341,225)          -       2,151,043        896,914
Principal LargeCap Growth
  Account                          6,908      (155,589)      (148,681)     (184,130)          -       2,051,075      1,718,264
Principal MidCap Stock Account         -             -              -             -           -               -              -
Principal Money Market Account         1       (52,172)       (52,171)            -           -               -        (52,171)


                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF OPERATIONS - CONTINUED
FOR THE YEAR ENDED DECEMBER 31, 2010

                                    A            B            A+B=C          D             E             F           C+D+E+F
                                           Mortality and                                           Net change in     INCREASE
                                            expense risk                Net realized Capital gain    unrealized   (DECREASE) IN
                                Dividends       and            NET      gain (loss)  distributions  appreciation    NET ASSETS
                               from mutual administrative  INVESTMENT        on       from mutual  (depreciation) RESULTING FROM
Divisions                         funds       charges     INCOME (LOSS) investments      funds     of investments   OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Principal Government & High
  Quality Bond Account         $  162,953    $ (70,408)     $ 92,545     $ (10,788)     $     -      $  141,863     $  223,620
Principal SAM Balanced
  Portfolio                     1,618,439     (622,279)      996,160      (716,890)           -       4,660,207      4,939,477
Principal SAM Conservative
  Balanced Portfolio              104,155      (33,192)       70,963       (84,324)           -         239,720        226,359
Principal SAM Conservative
  Growth Portfolio              1,073,705     (451,346)      622,359       421,699            -       3,021,283      4,065,341
Principal SAM Flexible Income
  Portfolio                       364,416      (97,581)      266,835      (339,573)           -         664,983        592,245
Principal SAM Strategic
  Growth Portfolio                267,687     (149,252)      118,435       238,733            -       1,077,907      1,435,075
Principal Short-Term Income
  Account                          46,491      (32,305)       14,186        (8,074)           -          57,839         63,951
Principal SmallCap Growth
  Account II                            -      (44,565)      (44,565)      (87,863)           -         863,922        731,494
Putnam VT Growth and Income
  Fund - Class IB                   6,438       (5,467)          971       (75,460)           -         120,258         45,769
Putnam VT International Value
  Fund - Class IB                   3,542       (1,392)        2,150       (28,370)           -          30,020          3,800
Royce Small-Cap Portfolio           1,736       (5,818)       (4,082)       57,783            -         204,153        257,854
UIF Capital Growth Portfolio
  - Class I                         3,591      (39,720)      (36,129)      112,422            -         475,918        552,211
UIF Core Plus Fixed Income
  Portfolio - Class I Shares       84,195      (18,940)       65,255       (66,633)           -          81,463         80,085
UIF Emerging Markets Equity
  Portfolio - Class I Shares        8,448      (19,979)      (11,531)      (40,802)           -         286,034        233,701
UIF Global Tactical Asset
  Allocation Portfolio -
  Class I Shares                   32,854      (15,566)       17,288       (35,857)           -          60,692         42,123
UIF U.S. Real Estate
  Portfolio - Class I Shares       26,968      (17,664)        9,304      (286,589)           -         592,716        315,431
VALIC Company I Blue Chip
  Growth Fund                          43         (417)         (374)           31            -          14,069         13,726
VALIC Company I Dividend
  Value Fund                          551         (167)          384           (54)           -           5,159          5,489
VALIC Company I Global Social
  Awareness Fund                       44          (40)            4           (36)           -             301            269
VALIC Company I Health
  Sciences Fund                         -         (328)         (328)       (2,733)           -          11,971          8,910
VALIC Company I International
  Equities Fund                     6,983       (2,857)        4,126        17,607            -          (2,097)        19,636
VALIC Company I Mid Cap Index
  Fund                             14,052      (15,907)       (1,855)      (86,678)           -         386,448        297,915
VALIC Company I Money Market
  I Fund                            1,516      (98,779)      (97,263)            -        1,443               -        (95,820)
VALIC Company I Nasdaq-100
  Index Fund                          448       (1,883)       (1,435)       20,419            -           8,853         27,837
VALIC Company I Science &
  Technology Fund                       3       (1,511)       (1,508)       16,617            -           5,731         20,840
VALIC Company I Small Cap
  Index Fund                        2,427       (3,342)         (915)       21,938            -          38,019         59,042
VALIC Company I Stock Index
  Fund                             26,942      (18,754)        8,188       (95,304)      25,586         272,944        211,414
Van Kampen LIT Enterprise
  Portfolio - Class I                   -            -             -             -            -               -              -
Van Kampen LIT Money Market
  Portfolio - Class I                   -            -             -             -            -               -              -
Van Kampen Money Market Fund            5         (414)         (409)           (1)           -               -           (410)


                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                                       Divisions
                                                                         ---------------------------------------------------
                                                                           American     Credit Suisse        Dreyfus IP
                                                                          Century VP  U.S. Equity Flex I    MidCap Stock
                                                                         Value Fund -     Portfolio      Portfolio - Initial
                                                                           Class I                             shares

FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
 Net investment income (loss)                                             $   3,183        $   (842)          $   (714)
 Net realized gain (loss) on investments                                    (20,098)           (119)           (23,712)
 Capital gain distributions from mutual funds                                     -               -                  -
 Net change in unrealized appreciation (depreciation) of investments         59,779           9,901             69,656
                                                                          ---------        --------           --------
Increase (decrease) in net assets resulting from operations                  42,864           8,940             45,230
                                                                          ---------        --------           --------
PRINCIPAL TRANSACTIONS:
 Net contract purchase payments                                               1,297              83                  -
 Net transfers from (to) other Divisions or fixed rate option                 1,767              (2)             5,775
 Mortality reserve transfers                                                      -               -                  -
 Contract withdrawals                                                       (41,365)           (120)           (48,019)
 Death benefits                                                                (664)              -                  -
 Annuity benefits                                                                 -               -                  -
                                                                          ---------        --------           --------
Increase (decrease) in net assets resulting from principal transactions     (38,965)            (39)           (42,244)
                                                                          ---------        --------           --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       3,899           8,901              2,986
NET ASSETS:
 Beginning of year                                                          387,915          69,224            195,794
                                                                          ---------        --------           --------
 End of year                                                              $ 391,814        $ 78,125           $198,780
                                                                          =========        ========           ========
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
 Net investment income (loss)                                             $  19,900        $   (136)          $    241
 Net realized gain (loss) on investments                                   (136,903)        (14,450)           (37,130)
 Capital gain distributions from mutual funds                                     -               -                  -
 Net change in unrealized appreciation (depreciation) of investments        174,258          35,368             91,080
                                                                          ---------        --------           --------
Increase (decrease) in net assets resulting from operations                  57,255          20,782             54,191
                                                                          ---------        --------           --------
PRINCIPAL TRANSACTIONS:
 Net contract purchase payments                                               1,040             750                  -
 Net transfers from (to) other Divisions or fixed rate option               (16,900)         (4,554)            (3,476)
 Mortality reserve transfers                                                      -               -                  -
 Contract withdrawals                                                      (140,739)         (7,555)           (33,800)
 Death benefits                                                             (26,722)        (43,555)                 -
 Annuity benefits                                                                 -               -                  -
                                                                          ---------        --------           --------
Increase (decrease) in net assets resulting from principal transactions    (183,321)        (54,914)           (37,276)
                                                                          ---------        --------           --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (126,066)        (34,132)            16,915
NET ASSETS:
 Beginning of year                                                          513,981         103,356            178,879
                                                                          ---------        --------           --------
 End of year                                                              $ 387,915        $ 69,224           $195,794
                                                                          =========        ========           ========

                                                                         -----------------
                                                                            The Dreyfus
                                                                             Socially
                                                                            Responsible
                                                                         Growth Fund, Inc.
                                                                         - Initial Shares
FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
 Net investment income (loss)                                                $  (1,950)
 Net realized gain (loss) on investments                                         4,298
 Capital gain distributions from mutual funds                                        -
 Net change in unrealized appreciation (depreciation) of investments            46,407
                                                                             ---------
Increase (decrease) in net assets resulting from operations                     48,755
                                                                             ---------
PRINCIPAL TRANSACTIONS:
 Net contract purchase payments                                                  1,200
 Net transfers from (to) other Divisions or fixed rate option                   (1,912)
 Mortality reserve transfers                                                         -
 Contract withdrawals                                                         (123,389)
 Death benefits                                                                      -
 Annuity benefits                                                                    -
                                                                             ---------
Increase (decrease) in net assets resulting from principal transactions       (124,101)
                                                                             ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (75,346)
NET ASSETS:
 Beginning of year                                                             452,167
                                                                             ---------
 End of year                                                                 $ 376,821
                                                                             =========
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
 Net investment income (loss)                                                $  (1,342)
 Net realized gain (loss) on investments                                       (26,601)
 Capital gain distributions from mutual funds                                        -
 Net change in unrealized appreciation (depreciation) of investments           142,089
                                                                             ---------
Increase (decrease) in net assets resulting from operations                    114,146
                                                                             ---------
PRINCIPAL TRANSACTIONS:
 Net contract purchase payments                                                      -
 Net transfers from (to) other Divisions or fixed rate option                   (7,621)
 Mortality reserve transfers                                                         -
 Contract withdrawals                                                          (73,622)
 Death benefits                                                                (19,337)
 Annuity benefits                                                                    -
                                                                             ---------
Increase (decrease) in net assets resulting from principal transactions       (100,580)
                                                                             ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         13,566
NET ASSETS:
 Beginning of year                                                             438,601
                                                                             ---------
 End of year                                                                 $ 452,167
                                                                             =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                       Divisions
                                                        -----------------------------------------------------------------------
                                                            Dreyfus VIF        Dreyfus VIF      Evergreen VA  Fidelity VIP Asset
                                                           Opportunistic       Quality Bond     High Income   Manager Portfolio
                                                             Small Cap      Portfolio -Initial Fund - Class 1  - Initial Class
                                                        Portfolio - Initial       shares
                                                              Shares
FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
  Net investment income (loss)                               $  (2,874)         $   31,240      $    43,574        $     37
  Net realized gain (loss) on investments                      (99,743)              5,801         (480,545)           (158)
  Capital gain distributions from mutual funds                       -                   -                -             637
  Net change in unrealized appreciation (depreciation)
   of investments                                              233,360              47,274          559,380          15,603
                                                             ---------          ----------      -----------        --------
Increase (decrease) in net assets resulting from
  operations                                                   130,743              84,315          122,409          16,119
                                                             ---------          ----------      -----------        --------
PRINCIPAL TRANSACTIONS:
  Net contract purchase payments                                 1,994                 594                -               -
  Net transfers from (to) other Divisions or fixed
   rate option                                                 (11,143)              1,193       (6,802,171)             (5)
  Mortality reserve transfers                                        -                   -                -               -
  Contract withdrawals                                        (115,023)           (229,653)          (2,500)         (1,990)
  Death benefits                                                (3,326)             (6,908)               -         (16,100)
  Annuity benefits                                                   -                   -                -               -
                                                             ---------          ----------      -----------        --------
Increase (decrease) in net assets resulting from
  principal transactions                                      (127,498)           (234,774)      (6,804,671)        (18,095)
                                                             ---------          ----------      -----------        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          3,245            (150,459)      (6,682,262)         (1,976)
NET ASSETS:
  Beginning of year                                            543,841           1,279,073        6,682,262         133,177
                                                             ---------          ----------      -----------        --------
  End of year                                                $ 547,086          $1,128,614      $         -        $131,201
                                                             =========          ==========      ===========        ========
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
  Net investment income (loss)                               $   1,823          $   45,647      $   575,326        $  1,051
  Net realized gain (loss) on investments                      (99,713)            (56,224)          (9,153)           (484)
  Capital gain distributions from mutual funds                       -                   -                -             201
  Net change in unrealized appreciation (depreciation)
   of investments                                              211,985             170,982        1,698,419          27,671
                                                             ---------          ----------      -----------        --------
Increase (decrease) in net assets resulting from
  operations                                                   114,095             160,405        2,264,592          28,439
                                                             ---------          ----------      -----------        --------
PRINCIPAL TRANSACTIONS:
  Net contract purchase payments                                 1,500                 150                -               -
  Net transfers from (to) other Divisions or fixed
   rate option                                                   3,745             (18,425)              (8)             (9)
  Mortality reserve transfers                                        -                   -                -               -
  Contract withdrawals                                        (116,006)           (345,697)         (10,000)           (139)
  Death benefits                                               (20,054)            (11,097)               -               -
  Annuity benefits                                                   -                   -                -               -
                                                             ---------          ----------      -----------        --------
Increase (decrease) in net assets resulting from
  principal transactions                                      (130,815)           (375,069)         (10,008)           (148)
                                                             ---------          ----------      -----------        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        (16,720)           (214,664)       2,254,584          28,291
NET ASSETS:
  Beginning of year                                            560,561           1,493,737        4,427,678         104,886
                                                             ---------          ----------      -----------        --------
  End of year                                                $ 543,841          $1,279,073      $ 6,682,262        $133,177
                                                             =========          ==========      ===========        ========


                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                       Divisions
                                                        ----------------------------------------------------------------------
                                                        Fidelity VIP Asset     Fidelity VIP     Fidelity VIP    Fidelity VIP
                                                        Manager Portfolio -     Contrafund      Equity-Income Growth Portfolio
                                                          Service Class 2   Portfolio - Service  Portfolio -  - Service Class 2
                                                                                  Class 2       Service Class
                                                                                                      2
FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
  Net investment income (loss)                               $    101            $  (2,449)       $     907       $  (4,130)
  Net realized gain (loss) on investments                      (6,083)             (59,386)         (48,846)          2,741
  Capital gain distributions from mutual funds                    755                  288                -           1,040
  Net change in unrealized appreciation (depreciation)
   of investments                                              22,348              153,387          116,674          61,937
                                                             --------            ---------        ---------       ---------
Increase (decrease) in net assets resulting from
  operations                                                   17,121               91,840           68,735          61,588
                                                             --------            ---------        ---------       ---------
PRINCIPAL TRANSACTIONS:
  Net contract purchase payments                                2,240                4,508              748             304
  Net transfers from (to) other Divisions or fixed
   rate option                                                  4,602               11,833            1,012            (666)
  Mortality reserve transfers                                       -                    -                -               -
  Contract withdrawals                                        (39,401)            (105,218)         (82,423)        (73,195)
  Death benefits                                               (3,631)              (5,393)         (22,027)         (1,256)
  Annuity benefits                                                  -                    -                -               -
                                                             --------            ---------        ---------       ---------
Increase (decrease) in net assets resulting from
  principal transactions                                      (36,190)             (94,270)        (102,690)        (74,813)
                                                             --------            ---------        ---------       ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (19,069)              (2,430)         (33,955)        (13,225)
NET ASSETS:
  Beginning of year                                           171,649              678,860          607,442         342,818
                                                             --------            ---------        ---------       ---------
  End of year                                                $152,580            $ 676,430        $ 573,487       $ 329,593
                                                             ========            =========        =========       =========
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
  Net investment income (loss)                               $    991            $  (2,177)       $   3,450       $  (4,085)
  Net realized gain (loss) on investments                     (17,773)            (214,563)        (134,221)        (41,036)
  Capital gain distributions from mutual funds                    263                  166                -             286
  Net change in unrealized appreciation (depreciation)
   of investments                                              60,381              413,002          273,004         118,449
                                                             --------            ---------        ---------       ---------
Increase (decrease) in net assets resulting from
  operations                                                   43,862              196,428          142,233          73,614
                                                             --------            ---------        ---------       ---------
PRINCIPAL TRANSACTIONS:
  Net contract purchase payments                                2,240                4,643              258             258
  Net transfers from (to) other Divisions or fixed
   rate option                                                 (3,452)             (15,459)          (6,427)         (7,912)
  Mortality reserve transfers                                       -                    -                -               -
  Contract withdrawals                                        (26,916)            (135,647)        (156,785)        (94,885)
  Death benefits                                              (11,702)             (90,737)          (2,771)        (25,087)
  Annuity benefits                                                  -                    -                -               -
                                                             --------            ---------        ---------       ---------
Increase (decrease) in net assets resulting from
  principal transactions                                      (39,830)            (237,200)        (165,725)       (127,626)
                                                             --------            ---------        ---------       ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         4,032              (40,772)         (23,492)        (54,012)
NET ASSETS:
  Beginning of year                                           167,617              719,632          630,934         396,830
                                                             --------            ---------        ---------       ---------
  End of year                                                $171,649            $ 678,860        $ 607,442       $ 342,818
                                                             ========            =========        =========       =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                        Divisions
                                                        ------------------------------------------------------------------------
                                                        Fidelity VIP Index    Fidelity VIP         Franklin          Franklin
                                                         500 Portfolio -        Overseas          Templeton         Templeton
                                                          Initial Class    Portfolio -Initial     Templeton      Templeton Global
                                                                                 Class        Foreign Securities Asset Allocation
                                                                                                Fund - Class 2    Fund - Class 2
FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
  Net investment income (loss)                               $   199            $   (52)          $     864         $   8,097
  Net realized gain (loss) on investments                       (536)            (1,045)             (5,481)          (51,513)
  Capital gain distributions from mutual funds                 1,006                 50                   -            14,152
  Net change in unrealized appreciation (depreciation)
   of investments                                              5,736              3,627              17,701            35,054
                                                             -------            -------           ---------         ---------
Increase (decrease) in net assets resulting from
  operations                                                   6,405              2,580              13,084             5,790
                                                             -------            -------           ---------         ---------
PRINCIPAL TRANSACTIONS:
  Net contract purchase payments                                   -                  -                 564                 -
  Net transfers from (to) other Divisions or fixed
   rate option                                                    (4)                 5               9,057          (186,249)
  Mortality reserve transfers                                      -                  -                   -                 -
  Contract withdrawals                                        (3,667)            (3,525)            (19,211)           (9,245)
  Death benefits                                                   -                  -                   -                 -
  Annuity benefits                                                 -                  -                   -                 -
                                                             -------            -------           ---------         ---------
Increase (decrease) in net assets resulting from
  principal transactions                                      (3,671)            (3,520)             (9,590)         (195,494)
                                                             -------            -------           ---------         ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        2,734               (940)              3,494          (189,704)
NET ASSETS:
  Beginning of year                                           53,097             29,314             195,022           189,704
                                                             -------            -------           ---------         ---------
  End of year                                                $55,831            $28,374           $ 198,516         $       -
                                                             =======            =======           =========         =========
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
  Net investment income (loss)                               $   484            $   169           $   6,258         $  18,425
  Net realized gain (loss) on investments                       (298)              (339)            (53,380)         (118,555)
  Capital gain distributions from mutual funds                   654                 81              11,134             3,454
  Net change in unrealized appreciation (depreciation)
   of investments                                             11,588              5,888              85,900           128,179
                                                             -------            -------           ---------         ---------
Increase (decrease) in net assets resulting from
  operations                                                  12,428              5,799              49,912            31,503
                                                             -------            -------           ---------         ---------
PRINCIPAL TRANSACTIONS:
  Net contract purchase payments                                   -                  -                 123                 -
  Net transfers from (to) other Divisions or fixed
   rate option                                                12,260                 (2)            (27,420)           (5,356)
  Mortality reserve transfers                                      -                  -                   -                 -
  Contract withdrawals                                          (490)              (473)            (96,991)         (127,281)
  Death benefits                                                   -                  -                   -           (18,651)
  Annuity benefits                                                 -                  -                   -                 -
                                                             -------            -------           ---------         ---------
Increase (decrease) in net assets resulting from
  principal transactions                                      11,770               (475)           (124,288)         (151,288)
                                                             -------            -------           ---------         ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       24,198              5,324             (74,376)         (119,785)
NET ASSETS:
  Beginning of year                                           28,899             23,990             269,398           309,489
                                                             -------            -------           ---------         ---------
  End of year                                                $53,097            $29,314           $ 195,022         $ 189,704
                                                             =======            =======           =========         =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                                Divisions
                                                                         -------------------------------------------------------
                                                                         Goldman Sachs Invesco Money  Invesco Van   Invesco Van
                                                                         VIT Strategic Market Fund -    Kampen         Kampen
                                                                         Growth Fund -   Class A5    Comstock Fund Corporate Bond
                                                                         Institutional                 - Class A   Fund - Class A
                                                                            Shares
FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
 Net investment income (loss)                                               $  (412)     $   (494)    $   19,367     $   2,470
 Net realized gain (loss) on investments                                        389             -        (67,164)        1,872
 Capital gain distributions from mutual funds                                     -             -              -             -
 Net change in unrealized appreciation (depreciation) of investments          4,038             -        426,635           106
                                                                            -------      --------     ----------     ---------
Increase (decrease) in net assets resulting from operations                   4,015          (494)       378,838         4,448
                                                                            -------      --------     ----------     ---------
PRINCIPAL TRANSACTIONS:
 Net contract purchase payments                                                   -             -              -             -
 Net transfers from (to) other Divisions or fixed rate option                     2       124,935              1             2
 Mortality reserve transfers                                                      -             -              -             -
 Contract withdrawals                                                        (2,291)         (755)      (379,304)     (121,869)
 Death benefits                                                                   -             -       (106,980)            -
 Annuity benefits                                                                 -        (1,482)        (4,979)            -
                                                                            -------      --------     ----------     ---------
Increase (decrease) in net assets resulting from principal transactions      (2,289)      122,698       (491,262)     (121,867)
                                                                            -------      --------     ----------     ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       1,726       122,204       (112,424)     (117,419)
NET ASSETS:
 Beginning of year                                                           46,093             -      3,019,846       121,040
                                                                            -------      --------     ----------     ---------
 End of year                                                                $47,819      $122,204     $2,907,422     $   3,621
                                                                            =======      ========     ==========     =========
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
 Net investment income (loss)                                               $  (340)                  $   19,924     $   5,540
 Net realized gain (loss) on investments                                        101                     (243,648)       (1,013)
 Capital gain distributions from mutual funds                                     -                            -             -
 Net change in unrealized appreciation (depreciation) of investments         15,016                      824,812        15,559
                                                                            -------      --------     ----------     ---------
Increase (decrease) in net assets resulting from operations                  14,777                      601,088        20,086
                                                                            -------      --------     ----------     ---------
PRINCIPAL TRANSACTIONS:
 Net contract purchase payments                                                   -                            -             -
 Net transfers from (to) other Divisions or fixed rate option                    (5)                    (115,572)       (5,243)
 Mortality reserve transfers                                                      -                            -             -
 Contract withdrawals                                                        (1,005)                     (45,067)         (542)
 Death benefits                                                                   -                     (160,433)            -
 Annuity benefits                                                                 -                       (4,087)            -
                                                                            -------      --------     ----------     ---------
Increase (decrease) in net assets resulting from principal transactions      (1,010)                    (325,159)       (5,785)
                                                                            -------      --------     ----------     ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      13,767                      275,929        14,301
NET ASSETS:
 Beginning of year                                                           32,326                    2,743,917       106,739
                                                                            -------      --------     ----------     ---------
 End of year                                                                $46,093                   $3,019,846     $ 121,040
                                                                            =======      ========     ==========     =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                     Divisions
                                                             ---------------------------------------------------------
                                                             Invesco Van    Invesco Van    Invesco Van    Invesco Van
                                                             Kampen High    Kampen V.I.    Kampen V.I.    Kampen V.I.
                                                             Yield Fund - Capital Growth  Global Value    Government
                                                               Class A    Fund - Series I Equity Fund - Fund - Series I
                                                                                            Series I
FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
   Net investment income (loss)                              $   189,330    $   (74,005)   $    8,184     $  (32,281)
   Net realized gain (loss) on investments                          (751)      (211,968)     (198,782)        (2,205)
   Capital gain distributions from mutual funds                        -              -             -              -
   Net change in unrealized appreciation (depreciation) of
     investments                                                  90,118      1,195,092       329,190        152,676
                                                             -----------    -----------    ----------     ----------
Increase (decrease) in net assets resulting from operations      278,697        909,119       138,592        118,190
                                                             -----------    -----------    ----------     ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                    297            671           671              -
   Net transfers from (to) other Divisions or fixed rate
     option                                                      (46,838)       (70,386)       14,027        (14,370)
   Mortality reserve transfers                                         -              -             -              -
   Contract withdrawals                                          (53,627)      (322,724)     (142,680)      (256,944)
   Death benefits                                               (143,677)      (103,725)       (8,957)       (50,266)
   Annuity benefits                                                    -        (28,409)            -         (3,447)
                                                             -----------    -----------    ----------     ----------
Increase (decrease) in net assets resulting from principal
  transactions                                                  (243,845)      (524,573)     (136,939)      (325,027)
                                                             -----------    -----------    ----------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           34,852        384,546         1,653       (206,837)
NET ASSETS:
   Beginning of year                                           2,531,166      5,400,590     1,632,816      3,114,181
                                                             -----------    -----------    ----------     ----------
   End of year                                               $ 2,566,018    $ 5,785,136    $1,634,469     $2,907,344
                                                             ===========    ===========    ==========     ==========
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                              $   250,465    $   (54,980)   $   86,998     $  174,549
   Net realized gain (loss) on investments                      (519,547)    (1,656,287)     (391,524)       (28,626)
   Capital gain distributions from mutual funds                        -              -             -              -
   Net change in unrealized appreciation (depreciation) of
     investments                                               1,214,925      3,794,081       473,020       (164,610)
                                                             -----------    -----------    ----------     ----------
Increase (decrease) in net assets resulting from operations      945,843      2,082,814       168,494        (18,687)
                                                             -----------    -----------    ----------     ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  1,784          1,041           946              -
   Net transfers from (to) other Divisions or fixed rate
     option                                                          937        319,440       (73,896)       (58,598)
   Mortality reserve transfers                                         -              -             -              -
   Contract withdrawals                                         (915,980)      (406,959)     (222,373)      (824,842)
   Death benefits                                               (271,388)      (198,837)      (57,172)       (31,880)
   Annuity benefits                                                    -        (22,406)            -         (3,430)
                                                             -----------    -----------    ----------     ----------
Increase (decrease) in net assets resulting from principal
  transactions                                                (1,184,647)      (307,721)     (352,495)      (918,750)
                                                             -----------    -----------    ----------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (238,804)     1,775,093      (184,001)      (937,437)
NET ASSETS:
   Beginning of year                                           2,769,970      3,625,497     1,816,817      4,051,618
                                                             -----------    -----------    ----------     ----------
   End of year                                               $ 2,531,166    $ 5,400,590    $1,632,816     $3,114,181
                                                             ===========    ===========    ==========     ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                            Divisions
                                                   -----------------------------------------------------------
                                                    Invesco Van    Invesco Van      Invesco Van    Invesco Van
                                                    Kampen V.I.  Kampen V.I. High Kampen V.I. Mid  Kampen V.I.
                                                    Growth and     Yield Fund -   Cap Value Fund - Value Fund -
                                                   Income Fund -     Series I         Series I       Series I
                                                     Series I
FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
   Net investment income (loss)                     $  (164,970)    $  108,697      $   (21,083)    $    3,235
   Net realized gain (loss) on investments              404,732        (58,924)        (366,571)      (264,476)
   Capital gain distributions from mutual funds               -              -                -              -
   Net change in unrealized appreciation
     (depreciation) of investments                    1,089,204         76,959        1,229,264        626,435
                                                    -----------     ----------      -----------     ----------
Increase (decrease) in net assets resulting from
  operations                                          1,328,966        126,732          841,610        365,194
                                                    -----------     ----------      -----------     ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                         2,641          1,146            4,000            396
   Net transfers from (to) other Divisions or
     fixed rate option                                   13,205            658           65,935        (35,364)
   Mortality reserve transfers                                -              -                -              -
   Contract withdrawals                              (1,358,277)      (305,709)        (360,916)      (232,974)
   Death benefits                                      (427,979)       (71,100)        (116,796)       (95,554)
   Annuity benefits                                           -              -                -              -
                                                    -----------     ----------      -----------     ----------
Increase (decrease) in net assets resulting from
  principal transactions                             (1,770,410)      (375,005)        (407,777)      (363,496)
                                                    -----------     ----------      -----------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (441,444)      (248,273)         433,833          1,698
NET ASSETS:
   Beginning of year                                 13,511,199      1,418,944        4,399,255      2,867,781
                                                    -----------     ----------      -----------     ----------
   End of year                                      $13,069,755     $1,170,671      $ 4,833,088     $2,869,479
                                                    ===========     ==========      ===========     ==========
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                     $   350,652     $  101,170      $    (5,968)    $   49,185
   Net realized gain (loss) on investments             (809,084)      (122,264)      (1,045,363)      (663,049)
   Capital gain distributions from mutual funds               -              -                -              -
   Net change in unrealized appreciation
     (depreciation) of investments                    3,069,206        495,756        2,247,436      1,247,114
                                                    -----------     ----------      -----------     ----------
Increase (decrease) in net assets resulting from
  operations                                          2,610,774        474,662        1,196,105        633,250
                                                    -----------     ----------      -----------     ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                         1,875              -                -            476
   Net transfers from (to) other Divisions or
     fixed rate option                                 (825,294)         1,620         (339,629)       (98,588)
   Mortality reserve transfers                                -              -                -              -
   Contract withdrawals                              (2,217,288)      (294,813)        (624,803)      (280,419)
   Death benefits                                      (363,080)       (46,581)         (44,957)      (180,352)
   Annuity benefits                                           -              -                -              -
                                                    -----------     ----------      -----------     ----------
Increase (decrease) in net assets resulting from
  principal transactions                             (3,403,787)      (339,774)      (1,009,389)      (558,883)
                                                    -----------     ----------      -----------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (793,013)       134,888          186,716         74,367
NET ASSETS:
   Beginning of year                                 14,304,212      1,284,056        4,212,539      2,793,414
                                                    -----------     ----------      -----------     ----------
   End of year                                      $13,511,199     $1,418,944      $ 4,399,255     $2,867,781
                                                    ===========     ==========      ===========     ==========


                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                  Divisions
                                                   ----------------------------------------------------------------------
                                                   Invesco V.I. Core Invesco V.I.      Janus Aspen         Janus Aspen
                                                     Equity Fund -   International     Enterprise           Overseas
                                                       Series I      Growth Fund - Portfolio - Service Portfolio - Service
                                                                       Series I          Shares              Shares
FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
   Net investment income (loss)                       $   (4,200)      $   4,577        $ (1,958)           $ (1,639)
   Net realized gain (loss) on investments                 1,517          20,746          22,173               1,097
   Capital gain distributions from mutual funds                -               -               -                   -
   Net change in unrealized appreciation
     (depreciation) of investments                        78,938          24,085           9,566              37,323
                                                      ----------       ---------        --------            --------
Increase (decrease) in net assets resulting from
  operations                                              76,255          49,408          29,781              36,781
                                                      ----------       ---------        --------            --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                          6,786           4,858             744               1,284
   Net transfers from (to) other Divisions or
     fixed rate option                                   (10,568)         25,194             590             (31,501)
   Mortality reserve transfers                                 -               -               -                   -
   Contract withdrawals                                 (253,669)        (92,768)        (64,648)            (51,714)
   Death benefits                                        (16,315)        (10,347)         (5,298)             (7,958)
   Annuity benefits                                            -               -               -                   -
                                                      ----------       ---------        --------            --------
Increase (decrease) in net assets resulting from
  principal transactions                                (273,766)        (73,063)        (68,612)            (89,889)
                                                      ----------       ---------        --------            --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (197,511)        (23,655)        (38,831)            (53,108)
NET ASSETS:
   Beginning of year                                   1,183,971         515,991         184,096             252,884
                                                      ----------       ---------        --------            --------
   End of year                                        $  986,460       $ 492,336        $145,265            $199,776
                                                      ==========       =========        ========            ========
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                       $    4,494       $     413        $ (2,722)           $ (2,278)
   Net realized gain (loss) on investments               (90,740)         26,761          30,796               3,420
   Capital gain distributions from mutual funds                -               -               -               6,626
   Net change in unrealized appreciation
     (depreciation) of investments                       351,507         108,264          42,520             130,149
                                                      ----------       ---------        --------            --------
Increase (decrease) in net assets resulting from
  operations                                             265,261         135,438          70,594             137,917
                                                      ----------       ---------        --------            --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                             50             105             300                 840
   Net transfers from (to) other Divisions or
     fixed rate option                                   (28,451)        (17,690)         (3,612)              2,304
   Mortality reserve transfers                                 -               -               -                   -
   Contract withdrawals                                 (296,316)       (109,650)        (56,507)            (89,626)
   Death benefits                                        (63,616)         (9,092)        (37,552)             (4,854)
   Annuity benefits                                            -               -               -                   -
                                                      ----------       ---------        --------            --------
Increase (decrease) in net assets resulting from
  principal transactions                                (388,333)       (136,327)        (97,371)            (91,336)
                                                      ----------       ---------        --------            --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (123,072)           (889)        (26,777)             46,581
NET ASSETS:
   Beginning of year                                   1,307,043         516,880         210,873             206,303
                                                      ----------       ---------        --------            --------
   End of year                                        $1,183,971       $ 515,991        $184,096            $252,884
                                                      ==========       =========        ========            ========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                  Divisions
                                                   -----------------------------------------------------------------------
                                                       Janus Aspen          JPMorgan        MFS VIT Core    MFS VIT Growth
                                                        Worldwide        Insurance Trust   Equity Series - Series - Initial
                                                   Portfolio - Service   Small Cap Core     Initial Class       Class
                                                         Shares        Portfolio - Class 1
FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
   Net investment income (loss)                         $   (681)           $ (1,327)         $   (597)       $  (9,510)
   Net realized gain (loss) on investments                 3,446             (17,568)           13,043           70,583
   Capital gain distributions from mutual funds                -                   -                 -                -
   Net change in unrealized appreciation
     (depreciation) of investments                         7,533              40,476            24,448           39,301
                                                        --------            --------          --------        ---------
Increase (decrease) in net assets resulting from
  operations                                              10,298              21,581            36,894          100,374
                                                        --------            --------          --------        ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                          1,236                 864             1,043            7,011
   Net transfers from (to) other Divisions or
     fixed rate option                                        43               8,342               (26)         (10,130)
   Mortality reserve transfers                                 -                   -                 -                -
   Contract withdrawals                                  (15,684)            (49,128)          (18,897)        (158,941)
   Death benefits                                              -                (208)          (16,766)               -
   Annuity benefits                                            -                   -                 -                -
                                                        --------            --------          --------        ---------
Increase (decrease) in net assets resulting from
  principal transactions                                 (14,405)            (40,130)          (34,646)        (162,060)
                                                        --------            --------          --------        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   (4,107)            (18,549)            2,248          (61,686)
NET ASSETS:
   Beginning of year                                      80,518             109,538           253,709          862,023
                                                        --------            --------          --------        ---------
   End of year                                          $ 76,411            $ 90,989          $255,957        $ 800,337
                                                        ========            ========          ========        =========
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                         $   (130)           $   (618)         $    965        $  (8,233)
   Net realized gain (loss) on investments                (5,119)            (21,834)           11,913           (4,625)
   Capital gain distributions from mutual funds                -               1,711                 -                -
   Net change in unrealized appreciation
     (depreciation) of investments                        29,668              40,166            52,777          254,936
                                                        --------            --------          --------        ---------
Increase (decrease) in net assets resulting from
  operations                                              24,419              19,425            65,655          242,078
                                                        --------            --------          --------        ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                             60                 420             1,710              300
   Net transfers from (to) other Divisions or
     fixed rate option                                    (3,429)             (1,382)           (9,204)         (19,626)
   Mortality reserve transfers                                 -                   -                 -                -
   Contract withdrawals                                  (31,430)            (26,524)          (53,578)        (168,217)
   Death benefits                                              -                   -                 -          (35,851)
   Annuity benefits                                            -                   -                 -                -
                                                        --------            --------          --------        ---------
Increase (decrease) in net assets resulting from
  principal transactions                                 (34,799)            (27,486)          (61,072)        (223,394)
                                                        --------            --------          --------        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (10,380)             (8,061)            4,583           18,684
NET ASSETS:
   Beginning of year                                      90,898             117,599           249,126          843,339
                                                        --------            --------          --------        ---------
   End of year                                          $ 80,518            $109,538          $253,709        $ 862,023
                                                        ========            ========          ========        =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                   Divisions
                                                   -------------------------------------------------------------------------
                                                     MFS VIT New         MFS VIT           Neuberger           Neuberger
                                                   Discovery Series Research Series -     Berman AMT        Berman AMT Mid-
                                                   - Initial Class    Initial Class        Balanced           Cap Growth
                                                                                      Portfolio - Class I Portfolio - Class I
FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
   Net investment income (loss)                        $ (1,409)        $   (507)           $   (49)           $ (1,707)
   Net realized gain (loss) on investments               (2,021)           4,362                 24               8,012
   Capital gain distributions from mutual funds               -                -                  -                   -
   Net change in unrealized appreciation
     (depreciation) of investments                       34,872           11,864              1,127              22,802
                                                       --------         --------            -------            --------
Increase (decrease) in net assets resulting from
  operations                                             31,442           15,719              1,102              29,107
                                                       --------         --------            -------            --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                             -                -                  -                 617
   Net transfers from (to) other Divisions or
     fixed rate option                                   (5,914)          (6,302)                (1)             (4,666)
   Mortality reserve transfers                                -                -                  -                   -
   Contract withdrawals                                 (12,861)          (8,171)            (1,539)            (33,464)
   Death benefits                                             -                -                  -                   -
   Annuity benefits                                           -                -                  -                   -
                                                       --------         --------            -------            --------
Increase (decrease) in net assets resulting from
  principal transactions                                (18,775)         (14,473)            (1,540)            (37,513)
                                                       --------         --------            -------            --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  12,667            1,246               (438)             (8,406)
NET ASSETS:
   Beginning of year                                    104,619          119,948              7,859             127,760
                                                       --------         --------            -------            --------
   End of year                                         $117,286         $121,194            $ 7,421            $119,354
                                                       ========         ========            =======            ========
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                        $ (1,467)        $    194            $   127            $ (1,801)
   Net realized gain (loss) on investments              (15,235)             689                (13)              2,957
   Capital gain distributions from mutual funds               -                -                  -                   -
   Net change in unrealized appreciation
     (depreciation) of investments                       69,988           29,429              1,229              31,331
                                                       --------         --------            -------            --------
Increase (decrease) in net assets resulting from
  operations                                             53,286           30,312              1,343              32,487
                                                       --------         --------            -------            --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                             -                -                  -                 810
   Net transfers from (to) other Divisions or
     fixed rate option                                   (2,676)          (4,570)                (2)            (24,480)
   Mortality reserve transfers                                -                -                  -                   -
   Contract withdrawals                                 (51,001)         (42,979)                (3)            (27,674)
   Death benefits                                             -                -                  -                   -
   Annuity benefits                                           -                -                  -                   -
                                                       --------         --------            -------            --------
Increase (decrease) in net assets resulting from
  principal transactions                                (53,677)         (47,549)                (5)            (51,344)
                                                       --------         --------            -------            --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    (391)         (17,237)             1,338             (18,857)
NET ASSETS:
   Beginning of year                                    105,010          137,185              6,521             146,617
                                                       --------         --------            -------            --------
   End of year                                         $104,619         $119,948            $ 7,859            $127,760
                                                       ========         ========            =======            ========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                    Divisions
                                                        -----------------------------------------------------------------
                                                          PIMCO VIT Real   PIMCO VIT Short-   PIMCO VIT     Pioneer Fund
                                                        Return Portfolio - Term Portfolio -  Total Return  VCT Portfolio -
                                                          Administrative    Administrative   Portfolio -       Class I
                                                              Class             Class       Administrative
                                                                                                Class
FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
   Net investment income (loss)                             $     620         $  (1,236)      $   7,962       $    (41)
   Net realized gain (loss) on investments                      7,208               351           7,448          3,285
   Capital gain distributions from mutual funds                 5,081               355          22,036              -
   Net change in unrealized appreciation
     (depreciation) of investments                             29,280             2,387          10,325         26,844
                                                            ---------         ---------       ---------       --------
Increase (decrease) in net assets resulting from
  operations                                                   42,189             1,857          47,771         30,088
                                                            ---------         ---------       ---------       --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                               6,564             1,589           1,796          1,146
   Net transfers from (to) other Divisions or fixed
     rate option                                                1,827             2,134          22,557          2,505
   Mortality reserve transfers                                      -                 -               -              -
   Contract withdrawals                                      (112,644)          (24,532)        (80,543)       (98,365)
   Death benefits                                             (14,444)             (728)              -         (2,437)
   Annuity benefits                                                 -                 -               -              -
                                                            ---------         ---------       ---------       --------
Increase (decrease) in net assets resulting from
  principal transactions                                     (118,697)          (21,537)        (56,190)       (97,151)
                                                            ---------         ---------       ---------       --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (76,508)          (19,680)         (8,419)       (67,063)
NET ASSETS:
   Beginning of year                                          657,887           252,474         754,584        259,721
                                                            ---------         ---------       ---------       --------
   End of year                                              $ 581,379         $ 232,794       $ 746,165       $192,658
                                                            =========         =========       =========       ========
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                             $  12,066         $   1,860       $  33,449       $  1,069
   Net realized gain (loss) on investments                    (29,934)           (2,191)          4,594         (9,412)
   Capital gain distributions from mutual funds                24,736             2,305          23,070              -
   Net change in unrealized appreciation
     (depreciation) of investments                            104,143            14,138          37,779         59,215
                                                            ---------         ---------       ---------       --------
Increase (decrease) in net assets resulting from
  operations                                                  111,011            16,112          98,892         50,872
                                                            ---------         ---------       ---------       --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                               6,435                 -           1,800              -
   Net transfers from (to) other Divisions or fixed
     rate option                                              (26,019)           98,838          16,001            119
   Mortality reserve transfers                                      -                 -               -              -
   Contract withdrawals                                      (322,832)         (108,915)       (313,719)       (30,965)
   Death benefits                                              (3,033)          (43,185)        (32,904)        (8,515)
   Annuity benefits                                                 -                 -               -              -
                                                            ---------         ---------       ---------       --------
Increase (decrease) in net assets resulting from
  principal transactions                                     (345,449)          (53,262)       (328,822)       (39,361)
                                                            ---------         ---------       ---------       --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (234,438)          (37,150)       (229,930)        11,511
NET ASSETS:
   Beginning of year                                          892,325           289,624         984,514        248,210
                                                            ---------         ---------       ---------       --------
   End of year                                              $ 657,887         $ 252,474       $ 754,584       $259,721
                                                            =========         =========       =========       ========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                   Divisions
                                                        ---------------------------------------------------------------
                                                        Pioneer Growth  Principal Capital   Principal   Principal Equity
                                                         Opportunities    Appreciation     Diversified   Income Account
                                                        VCT Portfolio -      Account      International
                                                            Class I                          Account
FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
   Net investment income (loss)                            $  (5,083)      $     6,660     $    2,192     $    89,983
   Net realized gain (loss) on investments                   (19,982)            2,849       (481,296)       (296,112)
   Capital gain distributions from mutual funds                    -            83,564              -               -
   Net change in unrealized appreciation
     (depreciation) of investments                            85,560           500,603        818,413         915,265
                                                           ---------       -----------     ----------     -----------
Increase (decrease) in net assets resulting from
  operations                                                  60,495           593,676        339,309         709,136
                                                           ---------       -----------     ----------     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                              1,994             1,600            795               -
   Net transfers from (to) other Divisions or fixed
     rate option                                              (4,987)          (60,266)       (69,596)           (517)
   Mortality reserve transfers                                     -                 -              -               -
   Contract withdrawals                                     (108,684)         (598,904)      (353,609)       (814,919)
   Death benefits                                             (4,620)          (63,492)       (81,187)       (403,317)
   Annuity benefits                                                -                 -              -               -
                                                           ---------       -----------     ----------     -----------
Increase (decrease) in net assets resulting from
  principal transactions                                    (116,297)         (721,062)      (503,597)     (1,218,753)
                                                           ---------       -----------     ----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (55,802)         (127,386)      (164,288)       (509,617)
NET ASSETS:
   Beginning of year                                         411,611         4,884,749      3,380,670       5,386,923
                                                           ---------       -----------     ----------     -----------
   End of year                                             $ 355,809       $ 4,757,363     $3,216,382     $ 4,877,306
                                                           =========       ===========     ==========     ===========
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                            $  (5,048)      $    10,532     $  100,301     $   222,578
   Net realized gain (loss) on investments                   (89,326)         (356,621)      (648,342)     (1,084,934)
   Capital gain distributions from mutual funds                    -                 -              -               -
   Net change in unrealized appreciation
     (depreciation) of investments                           223,599         1,464,284      1,219,097       1,620,027
                                                           ---------       -----------     ----------     -----------
Increase (decrease) in net assets resulting from
  operations                                                 129,225         1,118,195        671,056         757,671
                                                           ---------       -----------     ----------     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                              1,500            13,000            250               -
   Net transfers from (to) other Divisions or fixed
     rate option                                              (7,169)         (122,909)        14,702        (463,666)
   Mortality reserve transfers                                     -                 -              -               -
   Contract withdrawals                                      (71,642)         (867,595)      (298,679)       (910,010)
   Death benefits                                            (38,404)         (492,677)      (101,007)       (152,531)
   Annuity benefits                                                -                 -              -               -
                                                           ---------       -----------     ----------     -----------
Increase (decrease) in net assets resulting from
  principal transactions                                    (115,715)       (1,470,181)      (384,734)     (1,526,207)
                                                           ---------       -----------     ----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       13,510          (351,986)       286,322        (768,536)
NET ASSETS:
   Beginning of year                                         398,101         5,236,735      3,094,348       6,155,459
                                                           ---------       -----------     ----------     -----------
   End of year                                             $ 411,611       $ 4,884,749     $3,380,670     $ 5,386,923
                                                           =========       ===========     ==========     ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                   Divisions
                                                        ---------------------------------------------------------------
                                                        Principal Income   Principal       Principal    Principal MidCap
                                                            Account      LargeCap Blend LargeCap Growth  Stock Account
                                                                           Account II       Account
FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
   Net investment income (loss)                           $   280,740     $    87,096     $  (148,681)    $         -
   Net realized gain (loss) on investments                    (42,748)     (1,341,225)       (184,130)              -
   Capital gain distributions from mutual funds                     -               -               -               -
   Net change in unrealized appreciation
     (depreciation) of investments                            171,181       2,151,043       2,051,075               -
                                                          -----------     -----------     -----------     -----------
Increase (decrease) in net assets resulting from
  operations                                                  409,173         896,914       1,718,264               -
                                                          -----------     -----------     -----------     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                 618           2,097           5,120               -
   Net transfers from (to) other Divisions or fixed
     rate option                                               (4,035)       (192,047)       (173,330)              -
   Mortality reserve transfers                                      -               -               -               -
   Contract withdrawals                                    (1,024,764)       (902,127)     (1,071,860)              -
   Death benefits                                            (305,062)       (382,425)       (334,093)              -
   Annuity benefits                                                 -               -               -               -
                                                          -----------     -----------     -----------     -----------
Increase (decrease) in net assets resulting from
  principal transactions                                   (1,333,243)     (1,474,502)     (1,574,163)              -
                                                          -----------     -----------     -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (924,070)       (577,588)        144,101               -
NET ASSETS:
   Beginning of year                                        6,328,287       8,880,678      11,487,293               -
                                                          -----------     -----------     -----------     -----------
   End of year                                            $ 5,404,217     $ 8,303,090     $11,631,394     $         -
                                                          ===========     ===========     ===========     ===========
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                           $   568,359     $    37,066     $   (67,803)    $     9,287
   Net realized gain (loss) on investments                   (105,244)     (3,004,020)       (924,864)       (964,319)
   Capital gain distributions from mutual funds                 8,638               -               -          72,467
   Net change in unrealized appreciation
     (depreciation) of investments                            528,284       4,901,968       3,362,989       1,119,074
                                                          -----------     -----------     -----------     -----------
Increase (decrease) in net assets resulting from
  operations                                                1,000,037       1,935,014       2,370,322         236,509
                                                          -----------     -----------     -----------     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                (680)          1,100           6,050               -
   Net transfers from (to) other Divisions or fixed
     rate option                                             (566,976)       (263,038)       (486,674)     (1,321,554)
   Mortality reserve transfers                                      -               -               -               -
   Contract withdrawals                                      (773,900)     (1,179,705)     (1,225,619)       (182,882)
   Death benefits                                            (331,538)       (331,157)       (461,286)        (86,953)
   Annuity benefits                                                 -               -               -               -
                                                          -----------     -----------     -----------     -----------
Increase (decrease) in net assets resulting from
  principal transactions                                   (1,673,094)     (1,772,800)     (2,167,529)     (1,591,389)
                                                          -----------     -----------     -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (673,057)        162,214         202,793      (1,354,880)
NET ASSETS:
   Beginning of year                                        7,001,344       8,718,464      11,284,500       1,354,880
                                                          -----------     -----------     -----------     -----------
   End of year                                            $ 6,328,287     $ 8,880,678     $11,487,293     $         -
                                                          ===========     ===========     ===========     ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                  Divisions
                                                        ------------------------------------------------------------
                                                        Principal Money  Principal   Principal SAM   Principal SAM
                                                        Market Account  Government &   Balanced       Conservative
                                                                        High Quality   Portfolio   Balanced Portfolio
                                                                        Bond Account
FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
   Net investment income (loss)                           $   (52,171)  $    92,545  $    996,160      $   70,963
   Net realized gain (loss) on investments                          -       (10,788)     (716,890)        (84,324)
   Capital gain distributions from mutual funds                     -             -             -               -
   Net change in unrealized appreciation
     (depreciation) of investments                                  -       141,863     4,660,207         239,720
                                                          -----------   -----------  ------------      ----------
Increase (decrease) in net assets resulting from
  operations                                                  (52,171)      223,620     4,939,477         226,359
                                                          -----------   -----------  ------------      ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                   -           444        17,041           1,000
   Net transfers from (to) other Divisions or fixed
     rate option                                             (234,481)      (71,905)     (636,666)        115,107
   Mortality reserve transfers                                      -             -             -               -
   Contract withdrawals                                    (1,045,370)     (608,518)   (6,950,585)       (607,365)
   Death benefits                                             (77,204)     (159,995)   (3,690,733)       (329,334)
   Annuity benefits                                                 -             -             -               -
                                                          -----------   -----------  ------------      ----------
Increase (decrease) in net assets resulting from
  principal transactions                                   (1,357,055)     (839,974)  (11,260,943)       (820,592)
                                                          -----------   -----------  ------------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    (1,409,226)     (616,354)   (6,321,466)       (594,233)
NET ASSETS:
   Beginning of year                                        4,482,222     5,200,630    48,744,144       2,812,736
                                                          -----------   -----------  ------------      ----------
   End of year                                            $ 3,072,996   $ 4,584,276  $ 42,422,678      $2,218,503
                                                          ===========   ===========  ============      ==========
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                           $   (57,831)  $   364,857  $  1,306,388      $   48,688
   Net realized gain (loss) on investments                          -       (40,378)   (2,372,487)       (309,594)
   Capital gain distributions from mutual funds                     -             -     1,492,822          38,753
   Net change in unrealized appreciation
     (depreciation) of investments                                  -       (49,987)    8,435,942         640,204
                                                          -----------   -----------  ------------      ----------
Increase (decrease) in net assets resulting from
  operations                                                  (57,831)      274,492     8,862,665         418,051
                                                          -----------   -----------  ------------      ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                   -             -        54,000           2,500
   Net transfers from (to) other Divisions or fixed
     rate option                                            1,892,073      (298,301)   (3,934,772)       (294,956)
   Mortality reserve transfers                                      -             -             -               -
   Contract withdrawals                                    (3,296,498)     (942,678)  (10,490,356)       (300,509)
   Death benefits                                            (134,807)     (196,476)   (3,156,558)       (211,463)
   Annuity benefits                                                 -             -             -               -
                                                          -----------   -----------  ------------      ----------
Increase (decrease) in net assets resulting from
  principal transactions                                   (1,539,232)   (1,437,455)  (17,527,686)       (804,428)
                                                          -----------   -----------  ------------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    (1,597,063)   (1,162,963)   (8,665,021)       (386,377)
NET ASSETS:
   Beginning of year                                        6,079,285     6,363,593    57,409,165       3,199,113
                                                          -----------   -----------  ------------      ----------
   End of year                                            $ 4,482,222   $ 5,200,630  $ 48,744,144      $2,812,736
                                                          ===========   ===========  ============      ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                    Divisions
                                                        -----------------------------------------------------------------
                                                         Principal SAM    Principal SAM   Principal SAM   Principal Short-
                                                          Conservative   Flexible Income Strategic Growth   Term Income
                                                        Growth Portfolio    Portfolio       Portfolio         Account
FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
   Net investment income (loss)                           $    622,359     $   266,835     $   118,435       $   14,186
   Net realized gain (loss) on investments                     421,699        (339,573)        238,733           (8,074)
   Capital gain distributions from mutual funds                      -               -               -                -
   Net change in unrealized appreciation
     (depreciation) of investments                           3,021,283         664,983       1,077,907           57,839
                                                          ------------     -----------     -----------       ----------
Increase (decrease) in net assets resulting from
  operations                                                 4,065,341         592,245       1,435,075           63,951
                                                          ------------     -----------     -----------       ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                5,600               -               -               25
   Net transfers from (to) other Divisions or fixed
     rate option                                              (959,592)         97,968         (44,095)         (14,935)
   Mortality reserve transfers                                       -               -               -                -
   Contract withdrawals                                     (4,171,244)     (1,451,342)     (1,578,427)        (176,907)
   Death benefits                                           (1,257,777)       (568,359)       (301,447)         (45,780)
   Annuity benefits                                                  -               -               -                -
                                                          ------------     -----------     -----------       ----------
Increase (decrease) in net assets resulting from
  principal transactions                                    (6,383,013)     (1,921,733)     (1,923,969)        (237,597)
                                                          ------------     -----------     -----------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (2,317,672)     (1,329,488)       (488,894)        (173,646)
NET ASSETS:
   Beginning of year                                        34,334,643       7,658,740      11,364,737        2,365,764
                                                          ------------     -----------     -----------       ----------
   End of year                                            $ 32,016,971     $ 6,329,252     $10,875,843       $2,192,118
                                                          ============     ===========     ===========       ==========
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                           $  1,273,749     $   304,461     $   266,572       $  139,889
   Net realized gain (loss) on investments                  (2,046,346)     (1,090,480)       (602,367)         (28,028)
   Capital gain distributions from mutual funds              1,936,219          82,500         156,262                -
   Net change in unrealized appreciation
     (depreciation) of investments                           5,421,073       2,021,618       2,526,667           86,638
                                                          ------------     -----------     -----------       ----------
Increase (decrease) in net assets resulting from
  operations                                                 6,584,695       1,318,099       2,347,134          198,499
                                                          ------------     -----------     -----------       ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                4,100               -           3,609               50
   Net transfers from (to) other Divisions or fixed
     rate option                                            (2,386,072)       (336,853)       (577,918)          (3,266)
   Mortality reserve transfers                                       -               -               -                -
   Contract withdrawals                                     (7,002,131)     (2,049,633)     (2,174,444)        (430,786)
   Death benefits                                           (1,881,310)     (1,320,506)       (305,276)        (150,418)
   Annuity benefits                                                  -               -               -                -
                                                          ------------     -----------     -----------       ----------
Increase (decrease) in net assets resulting from
  principal transactions                                   (11,265,413)     (3,706,992)     (3,054,029)        (584,420)
                                                          ------------     -----------     -----------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (4,680,718)     (2,388,893)       (706,895)        (385,921)
NET ASSETS:
   Beginning of year                                        39,015,361      10,047,633      12,071,632        2,751,685
                                                          ------------     -----------     -----------       ----------
   End of year                                            $ 34,334,643     $ 7,658,740     $11,364,737       $2,365,764
                                                          ============     ===========     ===========       ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                 Divisions
                                                        ----------------------------------------------------------
                                                           Principal      Putnam VT     Putnam VT   Royce Small-Cap
                                                        SmallCap Growth  Growth and   International    Portfolio
                                                          Account II    Income Fund - Value Fund -
                                                                          Class IB      Class IB
FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
   Net investment income (loss)                           $  (44,565)     $     971     $   2,150     $   (4,082)
   Net realized gain (loss) on investments                   (87,863)       (75,460)      (28,370)        57,783
   Capital gain distributions from mutual funds                    -              -             -              -
   Net change in unrealized appreciation
     (depreciation) of investments                           863,922        120,258        30,020        204,153
                                                          ----------      ---------     ---------     ----------
Increase (decrease) in net assets resulting from
  operations                                                 731,494         45,769         3,800        257,854
                                                          ----------      ---------     ---------     ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                774          3,213             -              -
   Net transfers from (to) other Divisions or fixed
     rate option                                             (12,072)            77       (13,385)      (330,999)
   Mortality reserve transfers                                     -              -             -              -
   Contract withdrawals                                     (313,494)       (87,296)      (10,547)             -
   Death benefits                                            (77,827)        (6,635)       (6,961)             -
   Annuity benefits                                                -              -             -              -
                                                          ----------      ---------     ---------     ----------
Increase (decrease) in net assets resulting from
  principal transactions                                    (402,619)       (90,641)      (30,893)      (330,999)
                                                          ----------      ---------     ---------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      328,875        (44,872)      (27,093)       (73,145)
NET ASSETS:
   Beginning of year                                       3,253,527        447,761       124,622      1,679,633
                                                          ----------      ---------     ---------     ----------
   End of year                                            $3,582,402      $ 402,889     $  97,529     $1,606,488
                                                          ==========      =========     =========     ==========
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                           $  (40,606)     $   7,557     $  (1,953)    $   (5,537)
   Net realized gain (loss) on investments                  (363,000)      (243,901)     (146,524)        (5,431)
   Capital gain distributions from mutual funds                    -              -             -              -
   Net change in unrealized appreciation
     (depreciation) of investments                         1,156,872        342,605       169,127        442,575
                                                          ----------      ---------     ---------     ----------
Increase (decrease) in net assets resulting from
  operations                                                 753,266        106,261        20,650        431,607
                                                          ----------      ---------     ---------     ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                730          3,060             -              -
   Net transfers from (to) other Divisions or fixed
     rate option                                             (74,397)       (12,879)       (4,589)           736
   Mortality reserve transfers                                     -              -             -              -
   Contract withdrawals                                     (320,414)      (171,190)      (59,348)             -
   Death benefits                                            (73,299)       (43,866)      (23,564)             -
   Annuity benefits                                                -              -             -              -
                                                          ----------      ---------     ---------     ----------
Increase (decrease) in net assets resulting from
  principal transactions                                    (467,380)      (224,875)      (87,501)           736
                                                          ----------      ---------     ---------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      285,886       (118,614)      (66,851)       432,343
NET ASSETS:
   Beginning of year                                       2,967,641        566,375       191,473      1,247,290
                                                          ----------      ---------     ---------     ----------
   End of year                                            $3,253,527      $ 447,761     $ 124,622     $1,679,633
                                                          ==========      =========     =========     ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                     Divisions
                                                   -----------------------------------------------------------------------------
                                                      UIF Capital        UIF Core Plus       UIF Emerging         UIF Global
                                                   Growth Portfolio -    Fixed Income       Markets Equity      Tactical Asset
                                                        Class I       Portfolio - Class I Portfolio - Class I     Allocation
                                                                            Shares              Shares        Portfolio - Class I
                                                                                                                    Shares
FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
   Net investment income (loss)                        $  (36,129)        $   65,255          $  (11,531)         $   17,288
   Net realized gain (loss) on investments                112,422            (66,633)            (40,802)            (35,857)
   Capital gain distributions from mutual funds                 -                  -                   -                   -
   Net change in unrealized appreciation
     (depreciation) of investments                        475,918             81,463             286,034              60,692
                                                       ----------         ----------          ----------          ----------
Increase (decrease) in net assets resulting from
  operations                                              552,211             80,085             233,701              42,123
                                                       ----------         ----------          ----------          ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                             510                  -                   -                   -
   Net transfers from (to) other Divisions or
     fixed rate option                                    (56,274)           (62,166)           (146,836)            (12,900)
   Mortality reserve transfers                                  -                  -                   -                   -
   Contract withdrawals                                  (395,420)          (240,020)            (98,528)           (106,039)
   Death benefits                                         (36,873)          (150,343)               (199)            (34,597)
   Annuity benefits                                             -                  -                   -                   -
                                                       ----------         ----------          ----------          ----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (488,057)          (452,529)           (245,563)           (153,536)
                                                       ----------         ----------          ----------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    64,154           (372,444)            (11,862)           (111,413)
NET ASSETS:
   Beginning of year                                    2,915,984          1,525,414           1,539,472           1,233,539
                                                       ----------         ----------          ----------          ----------
   End of year                                         $2,980,138         $1,152,970          $1,527,610          $1,122,126
                                                       ==========         ==========          ==========          ==========
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                        $  (34,378)        $   90,474          $  (15,114)         $   16,856
   Net realized gain (loss) on investments               (220,630)           (64,705)            (21,958)           (111,987)
   Capital gain distributions from mutual funds                 -                  -                   -                   -
   Net change in unrealized appreciation
     (depreciation) of investments                      1,442,124             70,047             574,471             369,820
                                                       ----------         ----------          ----------          ----------
Increase (decrease) in net assets resulting from
  operations                                            1,187,116             95,816             537,399             274,689
                                                       ----------         ----------          ----------          ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                             510                  -                 124                  20
   Net transfers from (to) other Divisions or
     fixed rate option                                   (127,524)           515,748             185,275             (68,598)
   Mortality reserve transfers                                  -                  -                   -                   -
   Contract withdrawals                                  (315,517)          (107,706)            (77,378)           (121,980)
   Death benefits                                         (29,611)           (80,245)            (12,047)            (29,774)
   Annuity benefits                                             -                  -                   -                   -
                                                       ----------         ----------          ----------          ----------
Increase (decrease) in net assets resulting from
  principal transactions                                 (472,142)           327,797              95,974            (220,332)
                                                       ----------         ----------          ----------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   714,974            423,613             633,373              54,357
NET ASSETS:
   Beginning of year                                    2,201,010          1,101,801             906,099           1,179,182
                                                       ----------         ----------          ----------          ----------
   End of year                                         $2,915,984         $1,525,414          $1,539,472          $1,233,539
                                                       ==========         ==========          ==========          ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                Divisions
                                                   ------------------------------------------------------------------
                                                     UIF U.S. Real    VALIC Company I  VALIC Company I VALIC Company I
                                                   Estate Portfolio - Blue Chip Growth Dividend Value   Global Social
                                                     Class I Shares         Fund            Fund       Awareness Fund
FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
   Net investment income (loss)                        $    9,304         $   (374)        $   384         $    4
   Net realized gain (loss) on investments               (286,589)              31             (54)           (36)
   Capital gain distributions from mutual funds                 -                -               -              -
   Net change in unrealized appreciation
     (depreciation) of investments                        592,716           14,069           5,159            301
                                                       ----------         --------         -------         ------
Increase (decrease) in net assets resulting from
  operations                                              315,431           13,726           5,489            269
                                                       ----------         --------         -------         ------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                               -                -               -              -
   Net transfers from (to) other Divisions or
     fixed rate option                                    (76,449)              47               1             (1)
   Mortality reserve transfers                                  -                -               -              -
   Contract withdrawals                                   (77,166)         (19,238)              -             (2)
   Death benefits                                         (32,366)               -               -              -
   Annuity benefits                                             -                -               -              -
                                                       ----------         --------         -------         ------
Increase (decrease) in net assets resulting from
  principal transactions                                 (185,981)         (19,191)              1             (3)
                                                       ----------         --------         -------         ------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   129,450           (5,465)          5,490            266
NET ASSETS:
   Beginning of year                                    1,218,027          110,414          40,404          2,567
                                                       ----------         --------         -------         ------
   End of year                                         $1,347,477         $104,949         $45,894         $2,833
                                                       ==========         ========         =======         ======
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                        $   16,653         $   (145)        $   790         $   30
   Net realized gain (loss) on investments               (484,150)             (61)            (77)           (40)
   Capital gain distributions from mutual funds                 -                -               -              -
   Net change in unrealized appreciation
     (depreciation) of investments                        681,011           33,168           5,600            599
                                                       ----------         --------         -------         ------
Increase (decrease) in net assets resulting from
  operations                                              213,514           32,962           6,313            589
                                                       ----------         --------         -------         ------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                               -                -               -              -
   Net transfers from (to) other Divisions or
     fixed rate option                                     77,422               (4)              -             (3)
   Mortality reserve transfers                                  -                -               -              -
   Contract withdrawals                                  (190,661)               -               -             (2)
   Death benefits                                         (19,548)               -               -              -
   Annuity benefits                                             -                -               -              -
                                                       ----------         --------         -------         ------
Increase (decrease) in net assets resulting from
  principal transactions                                 (132,787)              (4)              -             (5)
                                                       ----------         --------         -------         ------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    80,727           32,958           6,313            584
NET ASSETS:
   Beginning of year                                    1,137,300           77,456          34,091          1,983
                                                       ----------         --------         -------         ------
   End of year                                         $1,218,027         $110,414         $40,404         $2,567
                                                       ==========         ========         =======         ======

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                        Divisions
                                                             --------------------------------------------------------------
                                                             VALIC Company I VALIC Company I VALIC Company I VALIC Company I
                                                             Health Sciences  International   Mid Cap Index  Money Market I
                                                                  Fund        Equities Fund       Fund            Fund
FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
   Net investment income (loss)                                 $   (328)       $   4,126      $   (1,855)     $   (97,263)
   Net realized gain (loss) on investments                        (2,733)          17,607         (86,678)               -
   Capital gain distributions from mutual funds                        -                -               -            1,443
   Net change in unrealized appreciation (depreciation) of
     investments                                                  11,971           (2,097)        386,448                -
                                                                --------        ---------      ----------      -----------
Increase (decrease) in net assets resulting from operations        8,910           19,636         297,915          (95,820)
                                                                --------        ---------      ----------      -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                      -                -           1,164           31,664
   Net transfers from (to) other Divisions or fixed rate
     option                                                          134          (17,513)        (10,513)       6,818,365
   Mortality reserve transfers                                         -                -               -                -
   Contract withdrawals                                          (22,916)         (25,959)       (110,868)        (785,190)
   Death benefits                                                      -           (1,323)        (10,853)        (135,358)
   Annuity benefits                                                    -                -               -              (79)
                                                                --------        ---------      ----------      -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                   (22,782)         (44,795)       (131,070)       5,929,402
                                                                --------        ---------      ----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          (13,872)         (25,159)        166,845        5,833,582
NET ASSETS:
   Beginning of year                                              89,338          329,783       1,308,042       10,309,388
                                                                --------        ---------      ----------      -----------
   End of year                                                  $ 75,466        $ 304,624      $1,474,887      $16,142,970
                                                                ========        =========      ==========      ===========
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                                 $   (300)       $   5,248      $    5,057      $   (17,485)
   Net realized gain (loss) on investments                           (89)        (152,363)       (353,443)               -
   Capital gain distributions from mutual funds                        -                -          27,861                -
   Net change in unrealized appreciation (depreciation) of
     investments                                                  21,526          200,306         661,358                -
                                                                --------        ---------      ----------      -----------
Increase (decrease) in net assets resulting from operations       21,137           53,191         340,833          (17,485)
                                                                --------        ---------      ----------      -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                      -                -             673            7,656
   Net transfers from (to) other Divisions or fixed rate
     option                                                           (3)          68,413          55,544        3,960,152
   Mortality reserve transfers                                         -                -               -                -
   Contract withdrawals                                                -          (50,843)       (233,971)        (477,445)
   Death benefits                                                      -          (15,733)        (75,175)         (36,318)
   Annuity benefits                                                    -                -               -                -
                                                                --------        ---------      ----------      -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                        (3)           1,837        (252,929)       3,454,045
                                                                --------        ---------      ----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           21,134           55,028          87,904        3,436,560
NET ASSETS:
   Beginning of year                                              68,204          274,755       1,220,138        6,872,828
                                                                --------        ---------      ----------      -----------
   End of year                                                  $ 89,338        $ 329,783      $1,308,042      $10,309,388
                                                                ========        =========      ==========      ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                        Divisions
                                                             ---------------------------------------------------------------
                                                             VALIC Company I VALIC Company I VALIC Company I VALIC Company I
                                                               Nasdaq-100       Science &    Small Cap Index Stock Index Fund
                                                               Index Fund    Technology Fund      Fund
FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
   Net investment income (loss)                                 $ (1,435)       $ (1,508)       $    (915)      $    8,188
   Net realized gain (loss) on investments                        20,419          16,617           21,938          (95,304)
   Capital gain distributions from mutual funds                        -               -                -           25,586
   Net change in unrealized appreciation (depreciation) of
     investments                                                   8,853           5,731           38,019          272,944
                                                                --------        --------        ---------       ----------
Increase (decrease) in net assets resulting from operations       27,837          20,840           59,042          211,414
                                                                --------        --------        ---------       ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                     83               -              887            8,803
   Net transfers from (to) other Divisions or fixed rate
     option                                                       60,340         (78,677)          50,724          107,285
   Mortality reserve transfers                                         -               -                -                -
   Contract withdrawals                                          (17,947)        (11,236)         (21,023)        (218,399)
   Death benefits                                                (15,034)              -           (2,884)          (3,042)
   Annuity benefits                                                    -               -                -                -
                                                                --------        --------        ---------       ----------
Increase (decrease) in net assets resulting from principal
  transactions                                                    27,442         (89,913)          27,704         (105,353)
                                                                --------        --------        ---------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           55,279         (69,073)          86,746          106,061
NET ASSETS:
   Beginning of year                                             135,958         187,796          213,741        1,661,230
                                                                --------        --------        ---------       ----------
   End of year                                                  $191,237        $118,723        $ 300,487       $1,767,291
                                                                ========        ========        =========       ==========
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                                 $ (1,195)       $ (1,506)       $     378       $   18,320
   Net realized gain (loss) on investments                       (50,960)        (19,564)        (181,216)        (302,629)
   Capital gain distributions from mutual funds                        -               -            4,922           47,862
   Net change in unrealized appreciation (depreciation) of
     investments                                                  86,883          74,411          207,921          544,878
                                                                --------        --------        ---------       ----------
Increase (decrease) in net assets resulting from operations       34,728          53,341           32,005          308,431
                                                                --------        --------        ---------       ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                    750               -                -            4,003
   Net transfers from (to) other Divisions or fixed rate
     option                                                       11,405          86,414           19,872           98,269
   Mortality reserve transfers                                         -               -                -                -
   Contract withdrawals                                          (23,473)        (40,214)         (69,842)        (299,349)
   Death benefits                                                      -               -           (6,221)         (28,310)
   Annuity benefits                                                    -               -                -                -
                                                                --------        --------        ---------       ----------
Increase (decrease) in net assets resulting from principal
  transactions                                                   (11,318)         46,200          (56,191)        (225,387)
                                                                --------        --------        ---------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           23,410          99,541          (24,186)          83,044
NET ASSETS:
   Beginning of year                                             112,548          88,255          237,927        1,578,186
                                                                --------        --------        ---------       ----------
   End of year                                                  $135,958        $187,796        $ 213,741       $1,661,230
                                                                ========        ========        =========       ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

                                                                                              Divisions
                                                                         ---------------------------------------------------
                                                                           Van Kampen LIT      Van Kampen LIT     Van Kampen
                                                                             Enterprise         Money Market     Money Market
                                                                         Portfolio - Class I Portfolio - Class I     Fund
FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
   Net investment income (loss)                                              $         -         $         -      $    (409)
   Net realized gain (loss) on investments                                             -                   -             (1)
   Capital gain distributions from mutual funds                                        -                   -              -
   Net change in unrealized appreciation (depreciation) of investments                 -                   -              -
                                                                             -----------         -----------      ---------
Increase (decrease) in net assets resulting from operations                            -                   -           (410)
                                                                             -----------         -----------      ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                                      -                   -              -
   Net transfers from (to) other Divisions or fixed rate option                        -                   -       (124,927)
   Mortality reserve transfers                                                         -                   -              -
   Contract withdrawals                                                                -                   -              -
   Death benefits                                                                      -                   -              -
   Annuity benefits                                                                    -                   -         (1,392)
                                                                             -----------         -----------      ---------
Increase (decrease) in net assets resulting from principal transactions                -                   -       (126,319)
                                                                             -----------         -----------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                -                   -       (126,729)
NET ASSETS:
   Beginning of year                                                                   -                   -        126,729
                                                                             -----------         -----------      ---------
   End of year                                                               $         -         $         -      $       -
                                                                             ===========         ===========      =========
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                                              $    50,676         $   (56,486)     $  (1,600)
   Net realized gain (loss) on investments                                    (4,441,005)                  1              -
   Capital gain distributions from mutual funds                                        -                   -              -
   Net change in unrealized appreciation (depreciation) of investments         4,361,580                   -              -
                                                                             -----------         -----------      ---------
Increase (decrease) in net assets resulting from operations                      (28,749)            (56,485)        (1,600)
                                                                             -----------         -----------      ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                                    459                 736              -
   Net transfers from (to) other Divisions or fixed rate option               (4,893,885)           (841,069)       (18,454)
   Mortality reserve transfers                                                         -                   -              -
   Contract withdrawals                                                       (1,073,251)         (2,260,688)       (86,827)
   Death benefits                                                                 (9,124)           (105,814)             -
   Annuity benefits                                                                    -              (5,881)        (2,862)
                                                                             -----------         -----------      ---------
Increase (decrease) in net assets resulting from principal transactions       (5,975,801)         (3,212,716)      (108,143)
                                                                             -----------         -----------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (6,004,550)         (3,269,201)      (109,743)
NET ASSETS:
   Beginning of year                                                           6,004,550           3,269,201        236,472
                                                                             -----------         -----------      ---------
   End of year                                                               $         -         $         -      $ 126,729
                                                                             ===========         ===========      =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS

NOTE A - ORGANIZATION

Separate Account D (the "Separate Account") was established by American General Life Insurance Company (the "Company") on November 19, 1973 to fund variable annuity contracts issued by the Company. The following products are included in the Separate Account: GENERATIONS(TM), Platinum Investor(R), Platinum Investor(R) Immediate Variable Annuity ("Platinum Investor Immediate VA"), Select Reserve, VAriety Plus(R), WM Advantage, WM Strategic Asset Manager and other contracts. The products listed above are not available for sale. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account is divided into "Divisions" that invest in independently managed mutual fund portfolios ("Funds"). The Funds available to contract owners through the various Divisions are as follows:

     AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
                   Invesco Money Market Fund - Class A5 (39)
             Invesco Van Kampen Corporate Bond Fund - Class A (37)
               Invesco Van Kampen High Yield Fund - Class A (38)

                    AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
                Invesco Van Kampen Comstock Fund - Class A (36)

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS): (22)
          Invesco Van Kampen V.I. Capital Growth Fund - Series I (29)
       Invesco Van Kampen V.I. Global Value Equity Fund - Series I (30)
            Invesco Van Kampen V.I. Government Fund - Series I (31)
        Invesco Van Kampen V.I. Growth and Income Fund - Series I (32)
            Invesco Van Kampen V.I. High Yield Fund - Series I (33)
          Invesco Van Kampen V.I. Mid Cap Value Fund - Series I (34)
              Invesco Van Kampen V.I. Value Fund - Series I (35)
                 Invesco V.I. Core Equity Fund - Series I (23)
            Invesco V.I. International Growth Fund - Series I (24)

                     THE ALGER PORTFOLIOS ("ALGER"): (15)
       Alger Capital Appreciation Portfolio - Class I-2 Shares (1) (16)
          Alger Mid Cap Growth Portfolio - Class I-2 Shares (1) (17)

      AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. ("AMERICAN CENTURY VP"):
         American Century VP Inflation Protection Fund - Class II (1)
                   American Century VP Value Fund - Class I

                    CREDIT SUISSE TRUST ("CREDIT SUISSE"):
                Credit Suisse U.S. Equity Flex I Portfolio (4)

                 DREYFUS INVESTMENT PORTFOLIOS ("DREYFUS IP"):
              Dreyfus IP MidCap Stock Portfolio - Initial shares

      THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES

               DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF"):
      Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Shares (21)
              Dreyfus VIF Quality Bond Portfolio - Initial shares

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE A - ORGANIZATION - CONTINUED

              EVERGREEN VARIABLE ANNUITY FUNDS ("EVERGREEN VA"):
        Evergreen VA Diversified Income Builder Fund - Class 1 (1) (25)
                 Evergreen VA High Income Fund - Class 1 (26)

         FIDELITY(R) VARIABLE INSURANCE PRODUCTS ("FIDELITY(R) VIP"):
          Fidelity(R) VIP Asset Manager/SM/ Portfolio - Initial Class
         Fidelity(R) VIP Asset Manager/SM/ Portfolio - Service Class 2
           Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2
           Fidelity(R) VIP Equity-Income Portfolio - Service Class 2 Fidelity(R) VIP Freedom 2020 Portfolio - Service Class 2 (1) Fidelity(R) VIP Freedom 2025 Portfolio - Service Class 2 (1) Fidelity(R) VIP Freedom 2030 Portfolio - Service Class 2 (1)
              Fidelity(R) VIP Growth Portfolio - Service Class 2
              Fidelity(R) VIP Index 500 Portfolio - Initial Class
            Fidelity(R) VIP Mid Cap Portfolio - Service Class 2 (1)
              Fidelity(R) VIP Overseas Portfolio - Initial Class

 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("FRANKLIN TEMPLETON"):
   Franklin Templeton Franklin Small Cap Value Securities Fund - Class 2 (1)
        Franklin Templeton Franklin U.S. Government Fund - Class 2 (1) Franklin Templeton Mutual Shares Securities Fund - Class 2 (1) Franklin Templeton Templeton Foreign Securities Fund - Class 2
   Franklin Templeton Templeton Global Asset Allocation Fund - Class 2 (27)

         GOLDMAN SACHS VARIABLE INSURANCE TRUST ("GOLDMAN SACHS VIT"):
    Goldman Sachs VIT Strategic Growth Fund - Institutional Shares (5) (28)

                      JANUS ASPEN SERIES ("JANUS ASPEN"):
             Janus Aspen Enterprise Portfolio - Service Shares (6)
              Janus Aspen Overseas Portfolio - Service Shares (7)
             Janus Aspen Worldwide Portfolio - Service Shares (8)

                           JPMORGAN INSURANCE TRUST:
        JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1 (2)

              MFS(R) VARIABLE INSURANCE TRUST/SM/ ("MFS(R) VIT"):
                 MFS(R) VIT Core Equity Series - Initial Class
                   MFS(R) VIT Growth Series - Initial Class
                MFS(R) VIT New Discovery Series - Initial Class
                  MFS(R) VIT Research Series - Initial Class

     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("NEUBERGER BERMAN AMT"):
               Neuberger Berman AMT Balanced Portfolio - Class I
            Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
             Neuberger Berman AMT Partners Portfolio - Class I (1)

              OPPENHEIMER VARIABLE ACCOUNT FUNDS ("OPPENHEIMER"):
             Oppenheimer Balanced Fund/VA - Non-Service Shares (1)
        Oppenheimer Global Securities Fund/VA - Non-Service Shares (1)

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE A - ORGANIZATION - CONTINUED

                 PIMCO VARIABLE INSURANCE TRUST ("PIMCO VIT"):
  PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class (1)
            PIMCO VIT Real Return Portfolio - Administrative Class
             PIMCO VIT Short-Term Portfolio - Administrative Class
            PIMCO VIT Total Return Portfolio - Administrative Class

                 PIONEER VARIABLE CONTRACTS TRUST ("PIONEER"):
                     Pioneer Fund VCT Portfolio - Class I
             Pioneer Growth Opportunities VCT Portfolio - Class I
               Pioneer Mid Cap Value VCT Portfolio - Class I (1)

            PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. ("PRINCIPAL"):
                  Principal Capital Appreciation Account (14)
                  Principal Diversified International Account
                      Principal Equity Income Account (9)
                           Principal Income Account
                   Principal LargeCap Blend Account II (10)
                    Principal LargeCap Growth Account (11)
                    Principal MidCap Stock Account (1) (18)
                        Principal Money Market Account
             Principal Government & High Quality Bond Account (41)
                       Principal SAM Balanced Portfolio
                 Principal SAM Conservative Balanced Portfolio
                  Principal SAM Conservative Growth Portfolio
                    Principal SAM Flexible Income Portfolio
                   Principal SAM Strategic Growth Portfolio
                      Principal Short-Term Income Account
                   Principal SmallCap Growth Account II (12)

                     PUTNAM VARIABLE TRUST ("PUTNAM VT"):
               Putnam VT Diversified Income Fund - Class IB (1)
                  Putnam VT Growth and Income Fund - Class IB
              Putnam VT International Value Fund - Class IB (20)

                              ROYCE CAPITAL FUND:
                           Royce Small-Cap Portfolio

                    SUNAMERICA SERIES TRUST ("SUNAMERICA"):
             SunAmerica Aggressive Growth Portfolio - Class 1 (1)
                  SunAmerica Balanced Portfolio - Class 1 (1)

               THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ("UIF"):
                    UIF Capital Growth Portfolio - Class I
             UIF Core Plus Fixed Income Portfolio - Class I Shares
            UIF Emerging Markets Equity Portfolio - Class I Shares
     UIF Global Tactical Asset Allocation Portfolio - Class I Shares (42)
                UIF U.S. Real Estate Portfolio - Class I Shares

                             VALIC COMPANY I: (13)
                  VALIC Company I Blue Chip Growth Fund (13)

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE A - ORGANIZATION - CONTINUED

                       VALIC COMPANY I: (13) - CONTINUED
                 VALIC Company I Dividend Value Fund (13) (40)
               VALIC Company I Global Social Awareness Fund (13)
                   VALIC Company I Health Sciences Fund (13)
               VALIC Company I International Equities Fund (13)
                    VALIC Company I Mid Cap Index Fund (13)
                   VALIC Company I Money Market I Fund (13)
                 VALIC Company I Nasdaq-100(R) Index Fund (13)
                VALIC Company I Science & Technology Fund (13)
                   VALIC Company I Small Cap Index Fund (13)
                     VALIC Company I Stock Index Fund (13)

             VAN KAMPEN LIFE INVESTMENT TRUST ("VAN KAMPEN LIT"):
             Van Kampen LIT Enterprise Portfolio - Class I (1) (3) Van Kampen LIT Money Market Portfolio - Class I (1) (19)

           VANGUARD(R) VARIABLE INSURANCE FUND ("VANGUARD(R) VIF"):
                  Vanguard VIF High Yield Bond Portfolio (1)
                     Vanguard VIF REIT Index Portfolio (1)

(1)    Divisions had no activity in current year.
(2) Effective April 24, 2009, J.P. Morgan Series Trust II Small Company Portfolio was acquired by JPMorgan Insurance Trust Small Cap Equity Portfolio - Class 1, which subsequently changed its name to JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1.
(3) Effective April 24, 2009, Van Kampen LIT Enterprise Portfolio - Class I was closed and liquidated.
(4) Effective May 1, 2009, Credit Suisse Small Cap Core I Portfolio changed its name to Credit Suisse U.S. Equity Flex I Portfolio.
(5) Effective May 1, 2009, Goldman Sachs VIT Capital Growth Fund - Institutional Shares is not available for new investments in existing contracts.
(6) Effective May 1, 2009, Janus Aspen Mid Cap Growth Portfolio - Service Shares changed its name to Janus Aspen Enterprise Portfolio - Service Shares.
(7) Effective May 1, 2009, Janus Aspen International Growth Portfolio - Service Shares changed its name to Janus Aspen Overseas Portfolio - Service Shares.
(8) Effective May 1, 2009, Janus Aspen Worldwide Growth Portfolio - Service Shares changed its name to Janus Aspen Worldwide Portfolio - Service Shares.
(9) Effective May 1, 2009, Principal Equity Income Account I changed its name to Principal Equity Income Account.
(10) Effective May 1, 2009, Principal LargeCap Blend Account changed its name to Principal LargeCap Blend Account II.
(11) Effective May 1, 2009, Principal Growth Account changed its name to Principal LargeCap Growth Account.
(12) Effective May 1, 2009, Principal SmallCap Growth Account changed its name to Principal SmallCap Growth Account II.
(13) Effective May 1, 2009, AIG Retirement Company I changed its name to VALIC Company I.
(14) Effective June 30, 2009, Principal West Coast Equity Account changed its name to Principal Capital Appreciation Account.
(15) Effective September 23, 2009, The Alger American Fund changed its name to The Alger Portfolios.
(16) Effective September 23, 2009, Alger American Capital Appreciation Portfolio - Class O Shares changed its name to Alger Capital Appreciation Portfolio - Class I-2 Shares.
(17) Effective September 23, 2009, Alger American MidCap Growth Portfolio - Class O Shares changed its name to Alger Mid Cap Growth Portfolio - Class I-2 Shares.
(18) Effective October 23, 2009, the Principal MidCap Stock Account was closed and is no longer available as an investment option in the contracts.
(19) Effective December 18, 2009, Van Kampen LIT Money Market Portfolio was closed and liquidated.

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE A - ORGANIZATION - CONTINUED

(20) Effective February 1, 2010, Putnam VT International Growth and Income Fund - Class IB changed its name to Putnam VT International Value Fund - Class IB.
(21) Effective April 19, 2010, Dreyfus VIF Developing Leaders Portfolio - Initial Shares changed its name to Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Shares.
(22) Effective April 30, 2010, AIM Variable Insurance Funds changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds).
(23) Effective April 30, 2010, AIM V.I. Core Equity Fund - Series I changed its name to Invesco V.I. Core Equity Fund - Series I.
(24) Effective April 30, 2010, AIM V.I. International Growth Fund - Series I changed its name to Invesco V.I. International Growth Fund - Series I.
(25) Effective April 30, 2010, Evergreen VA Diversified Income Builder Fund - Class 1 was closed and liquidated.
(26) Effective April 30, 2010, Evergreen VA High Income Fund - Class 1 was closed and liquidated.
(27) Effective April 30, 2010, Franklin Templeton Templeton Global Asset Allocation Fund - Class 2 was closed and liquidated.
(28) Effective April 30, 2010, Goldman Sachs VIT Capital Growth Fund - Institutional Shares changed its name to Goldman Sachs VIT Strategic Growth Fund - Institutional Shares.
(29)   Effective June 1, 2010, Van Kampen LIT Capital Growth Portfolio - Class
       I was acquired by Invesco Van Kampen V.I. Capital Growth Fund - Series I.
(30) Effective June 1, 2010, UIF Global Value Equity Portfolio - Class I Shares was acquired by Invesco Van Kampen V.I. Global Value Equity Fund
       - Series I.
(31) Effective June 1, 2010, Van Kampen LIT Government Portfolio - Class I was acquired by Invesco Van Kampen V.I. Government Fund - Series I.
(32) Effective June 1, 2010, Van Kampen LIT Growth and Income Portfolio - Class I was acquired by Invesco Van Kampen V.I. Growth and Income Fund - Series I.
(33) Effective June 1, 2010, UIF High Yield Portfolio - Class I Shares was acquired by Invesco Van Kampen V.I. High Yield Fund - Series I.
(34)   Effective June 1, 2010, UIF U.S. Mid Cap Value Portfolio - Class I
       Shares was acquired by Invesco Van Kampen V.I. Mid Cap Value Fund - Series I.
(35) Effective June 1, 2010, UIF Value Portfolio - Class I Shares was acquired by Invesco Van Kampen V.I. Value Fund - Series I.
(36) Effective June 1, 2010, Van Kampen Comstock Fund - Class A was acquired by Invesco Van Kampen Comstock Fund - Class A.
(37) Effective June 1, 2010, Van Kampen Corporate Bond Fund - Class A was acquired by Invesco Van Kampen Corporate Bond Fund - Class A.
(38) Effective June 1, 2010, Van Kampen High Yield Fund - Class A was acquired by Invesco Van Kampen High Yield Fund - Class A.
(39) Effective June 4, 2010, Van Kampen Money Market Fund - Class A was acquired by Invesco Money Market Fund - Class A5.
(40) Effective June 7, 2010, VALIC Company I Core Value Fund changed its name to VALIC Company I Dividend Value Fund.
(41) Effective July 19, 2010, Principal Mortgage Securities Account changed its name to Principal Government & High Quality Bond Account.
(42) Effective October 29, 2010, UIF International Magnum Portfolio - Class I Shares changed its name to UIF Global Tactical Asset Allocation
       Portfolio - Class I Shares.

SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to SunAmerica Series Trust.

The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to VALIC Company I.

SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE A - ORGANIZATION - CONTINUED

In addition to the Divisions above, contract owners may allocate funds to a fixed account that is part of the Company's general account. Contract owners should refer to the appropriate contract prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Separate Account are segregated from the Company's other assets. The operations of the Separate Account are part of the Company.

Net purchases from the contracts are allocated to the Divisions and invested in the Funds in accordance with contract owner instructions. Net purchases are recorded as principal transactions in the Statement of Changes in Net Assets.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION

The accompanying financial statements of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP"). The accounting principles followed by the Separate Account and the methods of applying those principles are presented below.

RECENT ACCOUNTING PRONOUNCEMENTS - In June 2009, the FASB issued the FASB Accounting Standards Codification (Codification). The Codification became the single source for all authoritative GAAP recognized by the FASB to be applied for financial statements issued for periods ending after September 15, 2009. The Codification did not change GAAP and did not have an affect on this financial statement.

FAIR VALUE MEASUREMENTS - In September 2006, the FASB issued an accounting standard that defined fair value, established a framework for measuring fair value and expands disclosure requirements regarding fair value measurements but did not change existing guidance about whether an asset or liability is carried at fair value. The Company adopted the standard on January 1, 2008, its required effective date. Since that date, assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Level 1 - Fair value measurements determined by quoted prices in active markets for identical investments. The Separate Account does not adjust the quoted price for such instruments. Level 1 assets and liabilities include government and agency securities, actively traded listed common stocks, most separate account assets and most mutual funds.

Level 2 - Fair value measurements based on observable inputs other than quoted prices included in Level 1, inputs such as quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. Level 2 assets and liabilities typically include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, mutual fund and derivative contracts.

Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Level 3 assets and liabilities principally include fixed maturities.

The Separate Account assets measured at fair value as of December 31, 2010 consist of investments in mutual funds that trade daily and are measured at fair value using end of day net asset values per share as determined by the Funds. As all assets of the account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) is presented.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION - CONTINUED

See Note E - Investments for the table presenting information about assets measured at fair value at December 31, 2010.

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

ANNUITY RESERVES - For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. The assumed interest rate used to determine annuity payments is 3.5% for all contracts except "deferred load" contracts and contracts issued prior to January 1, 1982, which have an assumed interest rate of 3.0%.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company. If there are transfers between the Company and the Account they will be disclosed as mortality reserve transfers in the Statement of Changes in Net Assets under principal transactions.

Annuity reserves are calculated according to the Progressive Annuity Table, 1983(a) Individual Mortality Table, or the Annuity 2000 Mortality Table, depending on the calendar year of annuitization.

FEDERAL INCOME TAXES - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

ACCUMULATION UNIT - This is a measuring unit used to calculate the contract owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

NOTE C - CONTRACT CHARGES

PREMIUM TAXES - The Company will deduct premium taxes imposed by certain states from purchase payments when received; from the owner's account value at the time annuity payments begin; from the amount of any partial withdrawal; or from proceeds payable upon termination of the certificate for any other reason, including death of the owner or annuitant, or surrender of the certificate. The applicable rates currently range from 0% to 3.5%. The rates are subject to change.

MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES - Deductions for administrative expenses and mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and paid to the Company from the daily net asset value of the Divisions. An annual maintenance charge may be imposed on the last day of each contract year during the accumulation period for administrative expenses with respect to each contract. The annual maintenance charge is paid by redemption of units outstanding. The annual maintenance charge is included with contract withdrawals in the Statement of Changes in Net Assets under principal transactions. A summary of these charges by contract follows:

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE C - CONTRACT CHARGES

                                                                       MORTALITY AND
                                                                      EXPENSE RISK AND      ANNUAL
                                                                   ADMINISTRATIVE CHARGES MAINTENANCE
CONTRACTS                                                               ANNUAL RATES        CHARGE
-----------------------------------------------------------------------------------------------------
GENERATIONS(TM)                                                            1.40%              $30
-----------------------------------------------------------------------------------------------------
Platinum Investor(R)                                                       1.35%              N/A
-----------------------------------------------------------------------------------------------------
Platinum Investor Immediate VA                                             0.55%              N/A
-----------------------------------------------------------------------------------------------------
Select Reserve                                                             0.40%              N/A
-----------------------------------------------------------------------------------------------------
VAriety Plus(R)                                                            1.55%              $36
-----------------------------------------------------------------------------------------------------
WM Advantage                                                               1.40%              N/A
-----------------------------------------------------------------------------------------------------
WM Strategic Asset Manager                                                 1.40%              $35
-----------------------------------------------------------------------------------------------------
Other Separate Account D Contracts (deferred load)                         1.25%              $30
-----------------------------------------------------------------------------------------------------
Other Separate Account D Contracts (issued prior to Jan. 1, 1982)          0.75%              N/A
-----------------------------------------------------------------------------------------------------

CONTRACT FEE AND SALES CHARGE - The Platinum Investor Immediate VA allows the Company to charge a one time contract fee of $100 to cover the administrative cost of issuing the contract. The Company may deduct a sales charge to cover sales expenses, including commissions under the Platinum Investor Immediate VA and Other Separate Account D Contracts (issued prior to Jan. 1, 1982). The contract fee and sales charge are deducted from the purchase payments.

TRANSFER CHARGES - The Company reserves the right to charge a $25 transfer fee for each transfer in excess of 12 during the contract year. The transfer fee is paid by redemption of units outstanding. Transfer requests are subject to the Company's published rules concerning market timing. A contract owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers. Transfer charges are included with net transfers from (to) other divisions or fixed rate option in the Statement of Changes in Net Assets under principal transactions.

SURRENDER CHARGE - A surrender charge may be applicable to certain withdrawal amounts and is payable to the Company. The surrender charge reimburses the Company for part of our expenses in distribution of the contracts. The surrender charge is paid by redemption of units outstanding. The surrender charges are included with contract withdrawals in the Statement of Changes in Net Assets under principal transactions.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE D - SECURITY PURCHASES AND SALES

For the year ended December 31, 2010, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                                       Proceeds from
Divisions                                                            Cost of Purchases     Sales
----------------------------------------------------------------------------------------------------
American Century VP Value Fund - Class I                                 $ 11,040       $   46,822
Credit Suisse U.S. Equity Flex I Portfolio                                    108              989
Dreyfus IP MidCap Stock Portfolio - Initial shares                          7,631           50,588
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares         4,853          130,904
Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Shares              5,880          136,253
Dreyfus VIF Quality Bond Portfolio - Initial shares                        48,050          251,583
Evergreen VA High Income Fund - Class 1                                    49,529        6,810,625
Fidelity VIP Asset Manager Portfolio - Initial Class                        2,756           20,177
Fidelity VIP Asset Manager Portfolio - Service Class 2                      9,618           44,951
Fidelity VIP Contrafund Portfolio - Service Class 2                        26,278          122,710
Fidelity VIP Equity-Income Portfolio - Service Class 2                     13,604          115,387
Fidelity VIP Growth Portfolio - Service Class 2                             1,326           79,231
Fidelity VIP Index 500 Portfolio - Initial Class                            2,018            4,485
Fidelity VIP Overseas Portfolio - Initial Class                               417            3,939
Franklin Templeton Templeton Foreign Securities Fund - Class 2             16,685           25,409
Franklin Templeton Templeton Global Asset Allocation Fund - Class 2        33,094          206,339
Goldman Sachs VIT Strategic Growth Fund - Institutional Shares                195            2,895
Invesco Money Market Fund - Class A5                                      124,908            2,704
Invesco Van Kampen Comstock Fund - Class A                                 39,971          511,867
Invesco Van Kampen Corporate Bond Fund - Class A                            2,883          122,281
Invesco Van Kampen High Yield Fund - Class A                              208,270          263,219
Invesco Van Kampen V.I. Capital Growth Fund - Series I                     54,916          653,495
Invesco Van Kampen V.I. Global Value Equity Fund - Series I                75,130          203,884
Invesco Van Kampen V.I. Government Fund - Series I                         19,534          376,840
Invesco Van Kampen V.I. Growth and Income Fund - Series I                 270,291        2,205,671
Invesco Van Kampen V.I. High Yield Fund - Series I                        169,303          435,611
Invesco Van Kampen V.I. Mid Cap Value Fund - Series I                     317,806          746,666
Invesco Van Kampen V.I. Value Fund - Series I                              76,545          436,804
Invesco V.I. Core Equity Fund - Series I                                   16,229          294,195
Invesco V.I. International Growth Fund - Series I                          43,504          111,991
Janus Aspen Enterprise Portfolio - Service Shares                           1,138           71,708
Janus Aspen Overseas Portfolio - Service Shares                             8,794          100,323
Janus Aspen Worldwide Portfolio - Service Shares                              462           15,549
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1                 9,688           51,145
MFS VIT Core Equity Series - Initial Class                                  3,717           38,959
MFS VIT Growth Series - Initial Class                                       7,350          178,919
MFS VIT New Discovery Series - Initial Class                                    -           20,185
MFS VIT Research Series - Initial Class                                     4,997           19,978
Neuberger Berman AMT Balanced Portfolio - Class I                              68            1,656
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I                       424           39,644
PIMCO VIT Real Return Portfolio - Administrative Class                     22,811          135,808
PIMCO VIT Short-Term Portfolio - Administrative Class                       5,485           27,903
PIMCO VIT Total Return Portfolio - Administrative Class                    61,180           87,373
Pioneer Fund VCT Portfolio - Class I                                        6,057          103,249
Pioneer Growth Opportunities VCT Portfolio - Class I                        5,468          126,848

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE D - SECURITY PURCHASES AND SALES - CONTINUED

For the year ended December 31, 2010, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                                   Proceeds from
Divisions                                                        Cost of Purchases     Sales
------------------------------------------------------------------------------------------------
Principal Capital Appreciation Account                              $   170,964     $   801,802
Principal Diversified International Account                              81,921         583,325
Principal Equity Income Account                                         229,352       1,358,122
Principal Income Account                                                419,400       1,471,902
Principal LargeCap Blend Account II                                     242,929       1,630,336
Principal LargeCap Growth Account                                       123,959       1,846,802
Principal Money Market Account                                          428,874       1,838,100
Principal Government & High Quality Bond Account                        163,661         911,089
Principal SAM Balanced Portfolio                                      2,346,343      12,611,126
Principal SAM Conservative Balanced Portfolio                           243,197         992,826
Principal SAM Conservative Growth Portfolio                           1,093,943       6,854,596
Principal SAM Flexible Income Portfolio                                 699,097       2,353,994
Principal SAM Strategic Growth Portfolio                                274,786       2,080,321
Principal Short-Term Income Account                                      82,698         306,109
Principal SmallCap Growth Account II                                    102,812         549,996
Putnam VT Growth and Income Fund - Class IB                               8,740          98,409
Putnam VT International Value Fund - Class IB                             3,556          32,299
Royce Small-Cap Portfolio                                                 1,736         336,817
UIF Capital Growth Portfolio - Class I                                   52,071         576,257
UIF Core Plus Fixed Income Portfolio - Class I Shares                   107,259         494,532
UIF Emerging Markets Equity Portfolio - Class I Shares                   58,249         315,344
UIF Global Tactical Asset Allocation Portfolio - Class I Shares          46,301         182,550
UIF U.S. Real Estate Portfolio - Class I Shares                          46,453         223,130
VALIC Company I Blue Chip Growth Fund                                        43          19,608
VALIC Company I Dividend Value Fund                                         551             166
VALIC Company I Global Social Awareness Fund                                 44              43
VALIC Company I Health Sciences Fund                                          -          23,110
VALIC Company I International Equities Fund                              99,319         139,988
VALIC Company I Mid Cap Index Fund                                      116,899         249,826
VALIC Company I Money Market I Fund                                  11,470,436       5,636,856
VALIC Company I Nasdaq-100 Index Fund                                   108,859          82,851
VALIC Company I Science & Technology Fund                                74,240         165,661
VALIC Company I Small Cap Index Fund                                    118,521          91,732
VALIC Company I Stock Index Fund                                        165,077         236,655
Van Kampen Money Market Fund                                                  5         126,733

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE E - INVESTMENTS

The following is a summary of fund shares owned as of December 31, 2010.

                                                                     Net Asset Value Value of Shares Cost of Shares Level
Divisions                                                    Shares     Per Share     at Fair Value       Held       (a)
-------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund - Class I                      66,862     $  5.86       $   391,814    $   435,404     1
Credit Suisse U.S. Equity Flex I Portfolio                     5,482       14.25            78,125         81,148     1
Dreyfus IP MidCap Stock Portfolio - Initial shares            15,093       13.17           198,781        216,196     1
The Dreyfus Socially Responsible Growth Fund, Inc. -
  Initial Shares                                              12,603       29.90           376,821        296,212     1
Dreyfus VIF Opportunistic Small Cap Portfolio - Initial
  Shares                                                      17,884       30.59           547,086        602,611     1
Dreyfus VIF Quality Bond Portfolio - Initial shares           97,715       11.55         1,128,614      1,087,346     1
Fidelity VIP Asset Manager Portfolio - Initial Class           9,023       14.54           131,201        127,616     1
Fidelity VIP Asset Manager Portfolio - Service Class 2        10,670       14.30           152,581        139,692     1
Fidelity VIP Contrafund Portfolio - Service Class 2           28,796       23.49           676,430        764,498     1
Fidelity VIP Equity-Income Portfolio - Service Class 2        30,586       18.75           573,487        717,878     1
Fidelity VIP Growth Portfolio - Service Class 2                8,976       36.72           329,593        298,709     1
Fidelity VIP Index 500 Portfolio - Initial Class                 422      132.39            55,832         47,075     1
Fidelity VIP Overseas Portfolio - Initial Class                1,692       16.77            28,374         29,224     1
Franklin Templeton Templeton Foreign Securities Fund -
  Class 2                                                     13,892       14.29           198,517        221,772     1
Goldman Sachs VIT Strategic Growth Fund - Institutional
  Shares                                                       3,982       12.01            47,820         37,605     1
Invesco Money Market Fund - Class A5                         122,204        1.00           122,204        122,204     1
Invesco Van Kampen Comstock Fund - Class A                   184,833       15.73         2,907,422      2,949,199     1
Invesco Van Kampen Corporate Bond Fund - Class A                 538        6.73             3,621          3,549     1
Invesco Van Kampen High Yield Fund - Class A                 264,221        9.71         2,565,584      2,661,143     1
Invesco Van Kampen V.I. Capital Growth Fund - Series I       170,151       34.00         5,785,136      4,480,682     1
Invesco Van Kampen V.I. Global Value Equity Fund - Series I  207,684        7.87         1,634,470      2,267,847     1
Invesco Van Kampen V.I. Government Fund - Series I           315,673        9.21         2,907,344      2,879,114     1
Invesco Van Kampen V.I. Growth and Income Fund - Series I    710,313       18.40        13,069,755     12,612,304     1
Invesco Van Kampen V.I. High Yield Fund - Series I            98,708       11.86         1,170,671      1,122,293     1
Invesco Van Kampen V.I. Mid Cap Value Fund - Series I        377,880       12.79         4,833,088      4,602,889     1
Invesco Van Kampen V.I. Value Fund - Series I                297,973        9.63         2,869,479      3,287,705     1
Invesco V.I. Core Equity Fund - Series I                      36,495       27.03           986,461        907,374     1
Invesco V.I. International Growth Fund - Series I             17,161       28.69           492,336        457,423     1
Janus Aspen Enterprise Portfolio - Service Shares              3,871       37.53           145,265        102,966     1
Janus Aspen Overseas Portfolio - Service Shares                3,565       56.04           199,776        169,856     1
Janus Aspen Worldwide Portfolio - Service Shares               2,564       29.80            76,411         66,570     1
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1    6,086       14.95            90,990         91,653     1
MFS VIT Core Equity Series - Initial Class                    16,355       15.65           255,957        200,022     1
MFS VIT Growth Series - Initial Class                         32,415       24.69           800,337        505,992     1
MFS VIT New Discovery Series - Initial Class                   6,406       18.31           117,285         91,335     1
MFS VIT Research Series - Initial Class                        6,365       19.04           121,195         97,278     1
Neuberger Berman AMT Balanced Portfolio - Class I                701       10.59             7,422          6,400     1
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I        4,353       27.42           119,354         93,110     1
PIMCO VIT Real Return Portfolio - Administrative Class        44,245       13.14           581,379        553,249     1
PIMCO VIT Short-Term Portfolio - Administrative Class         22,868       10.18           232,794        229,110     1
PIMCO VIT Total Return Portfolio - Administrative Class       67,343       11.08           746,164        696,417     1
Pioneer Fund VCT Portfolio - Class I                           8,589       22.43           192,657        180,589     1
Pioneer Growth Opportunities VCT Portfolio - Class I          15,463       23.01           355,809        346,167     1
Principal Capital Appreciation Account                       221,582       21.47         4,757,363      4,843,315     1
Principal Diversified International Account                  256,490       12.54         3,216,382      4,603,999     1

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE E - INVESTMENTS - CONTINUED

The following is a summary of fund shares owned as of December 31, 2010.

                                                                   Net Asset Value Value of Shares Cost of Shares Level
Divisions                                                 Shares      Per Share     at Fair Value       Held       (a)
-----------------------------------------------------------------------------------------------------------------------
Principal Equity Income Account                            329,548     $14.80        $ 4,877,305    $ 5,631,173     1
Principal Income Account                                   534,013      10.12          5,404,217      5,423,998     1
Principal LargeCap Blend Account II                      1,210,363       6.86          8,303,090      9,605,265     1
Principal LargeCap Growth Account                          769,272      15.12         11,631,394     11,121,907     1
Principal Money Market Account                           3,072,996       1.00          3,072,996      3,072,996     1
Principal Government & High Quality Bond Account           445,508      10.29          4,584,277      4,531,229     1
Principal SAM Balanced Portfolio                         2,824,413      15.02         42,422,678     43,931,669     1
Principal SAM Conservative Balanced Portfolio              189,940      11.68          2,218,503      2,131,242     1
Principal SAM Conservative Growth Portfolio              2,084,438      15.36         32,016,971     33,140,708     1
Principal SAM Flexible Income Portfolio                    506,340      12.50          6,329,252      6,322,607     1
Principal SAM Strategic Growth Portfolio                   646,602      16.82         10,875,843     11,345,994     1
Principal Short-Term Income Account                        873,354       2.51          2,192,118      2,179,260     1
Principal SmallCap Growth Account II                       320,716      11.17          3,582,403      3,322,158     1
Putnam VT Growth and Income Fund - Class IB                 24,824      16.23            402,889        468,633     1
Putnam VT International Value Fund - Class IB               10,431       9.35             97,529        123,446     1
Royce Small-Cap Portfolio                                  153,731      10.45          1,606,488      1,235,002     1
UIF Capital Growth Portfolio - Class I                     143,968      20.70          2,980,138      1,913,733     1
UIF Core Plus Fixed Income Portfolio - Class I Shares      115,182      10.01          1,152,970      1,137,438     1
UIF Emerging Markets Equity Portfolio - Class I Shares      99,324      15.38          1,527,609      1,604,623     1
UIF Global Tactical Asset Allocation Portfolio - Class
  I Shares                                                 124,542       9.01          1,122,126      1,492,821     1
UIF U.S. Real Estate Portfolio - Class I Shares            104,375      12.91          1,347,477      1,326,153     1
VALIC Company I Blue Chip Growth Fund                       10,072      10.42            104,949         95,841     1
VALIC Company I Dividend Value Fund                          5,374       8.54             45,894         56,307     1
VALIC Company I Global Social Awareness Fund                   192      14.77              2,834          3,887     1
VALIC Company I Health Sciences Fund                         7,133      10.58             75,466         73,027     1
VALIC Company I International Equities Fund                 47,376       6.43            304,626        324,960     1
VALIC Company I Mid Cap Index Fund                          71,876      20.52          1,474,887      1,279,845     1
VALIC Company I Money Market I Fund                     16,142,969       1.00         16,142,969     16,142,969     1
VALIC Company I Nasdaq-100 Index Fund                       31,767       6.02            191,237        159,776     1
VALIC Company I Science & Technology Fund                    7,406      16.03            118,723         95,893     1
VALIC Company I Small Cap Index Fund                        20,925      14.36            300,488        223,138     1
VALIC Company I Stock Index Fund                            71,262      24.80          1,767,292      1,947,866     1

(a) Represents the level within the fair value hierarchy under which the portfolio is classified as described in Note B to the financial statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended December 31, 2010.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund - Class I
   Platinum Investor                                               202         (2,829)           -             -         (2,627)
Credit Suisse U.S. Equity Flex I Portfolio
   Platinum Investor                                                13            (20)           -             -             (7)
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                               496         (3,985)           -             -         (3,489)
The Dreyfus Socially Responsible Growth Fund, Inc. -
  Initial Shares
   Platinum Investor                                               151        (16,637)           -             -        (16,486)
Dreyfus VIF Opportunistic Small Cap Portfolio - Initial
  Shares
   Platinum Investor                                               191        (13,073)           -             -        (12,882)
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor                                               113        (14,936)           -             -        (14,823)
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                    -       (764,787)           -             -       (764,787)
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                      -         (5,116)           -             -         (5,116)
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                               609         (3,914)           -             -         (3,305)
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                             1,311         (9,196)           -             -         (7,885)
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                               145        (10,648)           -             -        (10,503)
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                                49        (12,344)           -             -        (12,295)
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                      -         (1,360)           -             -         (1,360)
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                      -         (1,478)           -             -         (1,478)
Franklin Templeton Templeton Foreign Securities Fund -
  Class 2
   Platinum Investor                                               788         (1,528)           -             -           (740)
Franklin Templeton Templeton Global Asset Allocation Fund -
  Class 2
   Platinum Investor                                                 -        (12,350)           -             -        (12,350)
Goldman Sachs VIT Strategic Growth Fund - Institutional
  Shares
   Platinum Investor                                                 -           (260)           -             -           (260)
Invesco Money Market Fund - Class A5
   Other Contracts                                              11,333            (76)       1,161          (148)        12,270
Invesco Van Kampen Comstock Fund - Class A
   Other Contracts                                                   -        (17,121)           -          (173)       (17,294)
Invesco Van Kampen Corporate Bond Fund - Class A
   Other Contracts                                                   -        (14,604)           -             -        (14,604)
Invesco Van Kampen High Yield Fund - Class A
   Other Contracts                                                  44        (34,458)           -             -        (34,414)
Invesco Van Kampen V.I. Capital Growth Fund - Series I
   GENERATIONS                                                      56        (40,053)           -        (2,317)       (42,314)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2010.

                                                   Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                          Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-----------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Capital Growth Fund -
  Series I - Continued
   Other Contracts (Deferred Load, Non-Qualified)         -             (15)         -              -             (15)
   Other Contracts (Non-Qualified)                        -            (478)         -              -            (478)
Invesco Van Kampen V.I. Global Value Equity Fund
  - Series I
   GENERATIONS                                        1,861         (21,526)         -              -         (19,665)
Invesco Van Kampen V.I. Government Fund - Series I
   GENERATIONS                                            -         (19,186)         -              -         (19,186)
   Other Contracts (Deferred Load, Non-Qualified)         -          (4,229)         -              -          (4,229)
   Other Contracts (Deferred Load, Qualified)             -               -         39           (699)           (660)
   Other Contracts (Non-Qualified)                        -          (3,947)         -              -          (3,947)
   VAriety Plus                                           -          (2,393)         -              -          (2,393)
Invesco Van Kampen V.I. Growth and Income Fund -
  Series I
   GENERATIONS                                        1,401        (160,761)         -              -        (159,360)
   Other Contracts (Deferred Load, Non-Qualified)       748            (280)         -              -             468
   Other Contracts (Non-Qualified)                        -          (1,306)         -              -          (1,306)
   Platinum Investor                                     51          (3,545)         -              -          (3,494)
Invesco Van Kampen V.I. High Yield Fund - Series I
   GENERATIONS                                          106         (46,746)         -              -         (46,640)
   Platinum Investor                                     89          (2,007)         -              -          (1,918)
Invesco Van Kampen V.I. Mid Cap Value Fund -
  Series I
   GENERATIONS                                        4,466         (38,088)         -              -         (33,622)
Invesco Van Kampen V.I. Value Fund - Series I
   GENERATIONS                                           53         (48,019)         -              -         (47,966)
Invesco V.I. Core Equity Fund - Series I
   Platinum Investor                                    684         (27,639)         -              -         (26,955)
Invesco V.I. International Growth Fund - Series I
   Platinum Investor                                  2,185          (7,568)         -              -          (5,383)
Janus Aspen Enterprise Portfolio - Service Shares
   Platinum Investor                                    205         (11,217)         -              -         (11,012)
Janus Aspen Overseas Portfolio - Service Shares
   Platinum Investor                                     75          (6,040)         -              -          (5,965)
Janus Aspen Worldwide Portfolio - Service Shares
   Platinum Investor                                    202          (2,405)         -              -          (2,203)
JPMorgan Insurance Trust Small Cap Core Portfolio
  - Class 1
   Platinum Investor                                    834          (4,636)         -              -          (3,802)
MFS VIT Core Equity Series - Initial Class
   Platinum Investor                                    160          (5,295)         -              -          (5,135)
MFS VIT Growth Series - Initial Class
   Platinum Investor                                    749         (17,734)         -              -         (16,985)
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                      -          (1,885)         -              -          (1,885)
MFS VIT Research Series - Initial Class
   Platinum Investor                                      -          (1,816)         -              -          (1,816)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2010.

                                                         Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                  -            (672)        -             -              (672)
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                            77          (4,981)        -             -            (4,904)
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                           475          (6,954)        -             -            (6,479)
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                           305          (2,068)        -             -            (1,763)
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                         1,387          (4,738)        -             -            (3,351)
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                           357          (9,305)        -             -            (8,948)
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                           191         (11,695)        -             -           (11,504)
Principal Capital Appreciation Account
   WM Advantage                                                  -         (48,511)        -             -           (48,511)
   WM Strategic Asset Manager                                  146         (58,853)        -             -           (58,707)
Principal Diversified International Account
   WM Advantage                                                341        (160,373)        -             -          (160,032)
   WM Strategic Asset Manager                                   52         (43,317)        -             -           (43,265)
Principal Equity Income Account
   WM Advantage                                              2,585         (30,036)        -             -           (27,451)
   WM Strategic Asset Manager                                    -        (129,726)        -             -          (129,726)
Principal Income Account
   WM Advantage                                                268        (262,872)        -             -          (262,604)
   WM Strategic Asset Manager                                    -         (82,885)        -             -           (82,885)
Principal LargeCap Blend Account II
   WM Advantage                                                 88        (256,412)        -             -          (256,324)
   WM Strategic Asset Manager                                  308        (141,864)        -             -          (141,556)
Principal LargeCap Growth Account
   WM Advantage                                                202        (273,704)        -             -          (273,502)
   WM Strategic Asset Manager                                  717        (134,056)        -             -          (133,339)
Principal Money Market Account
   WM Advantage                                                  -        (201,318)        -             -          (201,318)
   WM Strategic Asset Manager                                    -        (176,761)        -             -          (176,761)
Principal Government & High Quality Bond Account
   WM Advantage                                                224        (135,718)        -             -          (135,494)
   WM Strategic Asset Manager                                    -         (71,610)        -             -           (71,610)
Principal SAM Balanced Portfolio
   WM Advantage                                             10,660        (674,893)        -             -          (664,233)
   WM Strategic Asset Manager                                  208      (1,044,226)        -             -        (1,044,018)
Principal SAM Conservative Balanced Portfolio
   WM Advantage                                             57,895         (33,051)        -             -            24,844

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2010.

                                                        Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                               Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
----------------------------------------------------------------------------------------------------------------------------
Principal SAM Conservative Balanced Portfolio -
  continued
   WM Strategic Asset Manager                              4,999        (120,062)         -             -         (115,063)
Principal SAM Conservative Growth Portfolio
   WM Advantage                                                -        (515,963)         -             -         (515,963)
   WM Strategic Asset Manager                                590        (590,224)         -             -         (589,634)
Principal SAM Flexible Income Portfolio
   WM Advantage                                            9,946         (54,720)         -             -          (44,774)
   WM Strategic Asset Manager                                  -        (206,276)         -             -         (206,276)
Principal SAM Strategic Growth Portfolio
   WM Advantage                                                -          (9,518)         -             -           (9,518)
   WM Strategic Asset Manager                                  -        (195,551)         -             -         (195,551)
Principal Short-Term Income Account
   WM Advantage                                               15        (103,706)         -             -         (103,691)
   WM Strategic Asset Manager                                 75          (8,326)         -             -           (8,251)
Principal SmallCap Growth Account II
   WM Advantage                                              110        (170,667)         -             -         (170,557)
   WM Strategic Asset Manager                              1,573         (26,376)         -             -          (24,803)
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                         364         (10,740)         -             -          (10,376)
Putnam VT International Value Fund - Class IB
   Platinum Investor                                           -          (2,916)         -             -           (2,916)
Royce Small-Cap Portfolio
   Select Reserve                                              -         (23,186)         -             -          (23,186)
UIF Capital Growth Portfolio - Class I
   GENERATIONS                                                 -         (50,051)         -             -          (50,051)
   Platinum Investor                                          47          (6,061)         -             -           (6,014)
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                                 -         (55,997)         -             -          (55,997)
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                                 -         (22,788)         -             -          (22,788)
UIF Global Tactical Asset Allocation Portfolio - Class
  I Shares
   GENERATIONS                                                 -         (24,875)         -             -          (24,875)
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                                 -          (9,244)         -             -           (9,244)
VALIC Company I Blue Chip Growth Fund
   Select Reserve                                              -          (1,766)         -             -           (1,766)
VALIC Company I Dividend Value Fund
   Select Reserve                                              -               -          -             -                -
VALIC Company I Global Social Awareness Fund
   VAriety Plus                                                -              (1)         -             -               (1)
VALIC Company I Health Sciences Fund
   Select Reserve                                              -          (1,696)         -             -           (1,696)
VALIC Company I International Equities Fund
   GENERATIONS                                             2,541               -          -             -            2,541

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2010.

                                                         Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-----------------------------------------------------------------------------------------------------------------------------
VALIC Company I International Equities Fund - continued
   Other Contracts (Deferred Load, Non-Qualified)                 -           (1)          -               -             (1)
   Platinum Investor                                              -       (5,496)          -               -         (5,496)
   Select Reserve                                                 -       (1,620)          -               -         (1,620)
   VAriety Plus                                                   -          (69)          -               -            (69)
VALIC Company I Mid Cap Index Fund
   GENERATIONS                                                1,783            -           -               -          1,783
   Other Contracts (Deferred Load, Non-Qualified)                 -           (1)          -               -             (1)
   Other Contracts (Non-Qualified)                                -            -           -               -              -
   Platinum Investor                                             61       (8,443)          -               -         (8,382)
   Select Reserve                                                 -            -           -               -              -
VALIC Company I Money Market I Fund
   GENERATIONS                                                3,178      (87,978)          -               -        (84,800)
   Other Contracts (Deferred Load, Non-Qualified)                 -      (27,160)          -            (855)       (28,015)
   Other Contracts (Deferred Load, Qualified)                     -            -           -              (8)            (8)
   Other Contracts (Non-Qualified)                                -       (4,938)          -               -         (4,938)
   Platinum Investor                                         19,706      (21,962)          -               -         (2,256)
   Select Reserve                                         1,076,372       (1,134)          -               -      1,075,238
   VAriety Plus                                                   -         (194)          -               -           (194)
VALIC Company I Nasdaq-100 Index Fund
   Other Contracts (Non-Qualified)                            4,524            -           -               -          4,524
   Platinum Investor                                          1,987       (6,122)          -               -         (4,135)
VALIC Company I Science & Technology Fund
   GENERATIONS                                                  654           (1)          -               -            653
   Other Contracts (Non-Qualified)                                -            -           -               -              -
   Platinum Investor                                              -      (23,194)          -               -        (23,194)
VALIC Company I Small Cap Index Fund
   GENERATIONS                                                1,757           (1)          -               -          1,756
   Other Contracts (Deferred Load, Non-Qualified)                 -           (3)          -               -             (3)
   Platinum Investor                                          2,571       (1,856)          -               -            715
VALIC Company I Stock Index Fund
   GENERATIONS                                                3,759          (50)          -               -          3,709
   Other Contracts (Deferred Load, Non-Qualified)                 -         (120)          -               -           (120)
   Other Contracts (Non-Qualified)                                -            -           -               -              -
   Platinum Investor                                          4,533      (24,338)          -               -        (19,805)
   Select Reserve                                                 -            -           -               -              -
   VAriety Plus                                               9,051       (2,211)          -               -          6,840
Van Kampen Money Market Fund
   Other contracts                                                -      (25,119)          -          (2,881)       (28,000)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended December 31, 2009.

                                                        Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                               Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                           6        (46,746)          -             -         (46,740)
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                          10        (12,671)          -             -         (12,661)
American Century VP Value Fund - Class I
   Platinum Investor                                          83        (15,371)          -             -         (15,288)
Credit Suisse U.S. Equity Flex I Portfolio
   Platinum Investor                                         138         (9,557)          -             -          (9,419)
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                           -         (4,058)          -             -          (4,058)
The Dreyfus Socially Responsible Growth Fund, Inc. -
  Initial Shares
   Platinum Investor                                           -        (17,467)          -             -         (17,467)
Dreyfus VIF Developing Leaders Portfolio - Initial
  Shares
   Platinum Investor                                         507        (16,813)          -             -         (16,306)
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                          11        (27,535)          -             -         (27,524)
Evergreen VA High Income Fund - Class 1
   Select Reserve                                              -         (1,375)          -             -          (1,375)
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                -            (50)          -             -             (50)
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                         534         (4,329)          -             -          (3,795)
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                         590        (24,708)          -             -         (24,118)
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                          35        (20,815)          -             -         (20,780)
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                          54        (26,655)          -             -         (26,601)
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                            6,320           (212)          -             -           6,108
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                -           (221)          -             -            (221)
Franklin Templeton Templeton Foreign Securities Fund -
  Class 2
   Platinum Investor                                          13        (13,310)          -             -         (13,297)
Franklin Templeton Templeton Global Asset Allocation
  Fund - Class 2
   Platinum Investor                                           -        (11,863)          -             -         (11,863)
Goldman Sachs VIT Capital Growth Fund - Institutional
  Shares
   Platinum Investor                                           -           (115)          -             -            (115)
Janus Aspen Enterprise Portfolio - Service Shares
   Platinum Investor                                          64        (19,255)          -             -         (19,191)
Janus Aspen Overseas Portfolio - Service Shares
   Platinum Investor                                         559         (7,882)          -             -          (7,323)
Janus Aspen Worldwide Portfolio - Service Shares
   Platinum Investor                                          14         (6,998)          -             -          (6,984)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2009.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1
   Platinum Investor                                               52          (3,411)         -             -           (3,359)
MFS VIT Core Equity Series - Initial Class
   Platinum Investor                                              362         (11,749)         -             -          (11,387)
MFS VIT Growth Series - Initial Class
   Platinum Investor                                               40         (30,382)         -             -          (30,342)
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                                -          (6,973)         -             -           (6,973)
MFS VIT Research Series - Initial Class
   Platinum Investor                                                -          (7,381)         -             -           (7,381)
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                     -              (1)         -             -               (1)
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                              136          (9,152)         -             -           (9,016)
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                              421         (22,490)         -             -          (22,069)
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                            8,255         (12,837)         -             -           (4,582)
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                            1,149         (22,659)         -             -          (21,510)
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                                7          (4,594)         -             -           (4,587)
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                              255         (16,350)         -             -          (16,095)
Principal Capital Appreciation Account
   WM Advantage                                                     -         (98,897)         -             -          (98,897)
   WM Strategic Asset Manager                                   1,503        (157,233)         -             -         (155,730)
Principal Diversified International Account
   WM Advantage                                                     -        (252,814)         -             -         (252,814)
   WM Strategic Asset Manager                                   6,899         (25,104)         -             -          (18,205)
Principal Equity Income Account
   WM Advantage                                                     -        (120,148)         -             -         (120,148)
   WM Strategic Asset Manager                                       -        (203,184)         -             -         (203,184)
Principal Income Account
   WM Advantage                                                     -        (464,429)         -             -         (464,429)
   WM Strategic Asset Manager                                       -         (96,166)         -             -          (96,166)
Principal LargeCap Blend Account II
   WM Advantage                                                    26        (421,996)         -             -         (421,970)
   WM Strategic Asset Manager                                     241        (213,783)         -             -         (213,542)
Principal LargeCap Growth Account
   WM Advantage                                                   834        (569,799)         -             -         (568,965)
   WM Strategic Asset Manager                                     902        (189,597)         -             -         (188,695)
Principal MidCap Stock Account
   WM Advantage                                                     -        (161,979)         -             -         (161,979)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2009.

                                                           Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                  Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-------------------------------------------------------------------------------------------------------------------------------
Principal MidCap Stock Account - Continued
   WM Strategic Asset Manager                                      -        (173,791)        -             -          (173,791)
Principal Money Market Account
   WM Advantage                                               18,869        (423,713)        -             -          (404,844)
   WM Strategic Asset Manager                                300,823        (457,871)        -             -          (157,048)
Principal Mortgage Securities Account
   WM Advantage                                                    -        (404,678)        -             -          (404,678)
   WM Strategic Asset Manager                                      -         (92,242)        -             -           (92,242)
Principal SAM Balanced Portfolio
   WM Advantage                                                    -      (1,105,731)        -             -        (1,105,731)
   WM Strategic Asset Manager                                  7,376      (2,087,911)        -             -        (2,080,535)
Principal SAM Conservative Balanced Portfolio
   WM Advantage                                                    -          (7,732)        -             -            (7,732)
   WM Strategic Asset Manager                                    355        (137,809)        -             -          (137,454)
Principal SAM Conservative Growth Portfolio
   WM Advantage                                                    -      (2,488,634)        -             -        (2,488,634)
   WM Strategic Asset Manager                                    555      (1,155,935)        -             -        (1,155,380)
Principal SAM Flexible Income Portfolio
   WM Advantage                                                    -        (151,000)        -             -          (151,000)
   WM Strategic Asset Manager                                      -        (462,848)        -             -          (462,848)
Principal SAM Strategic Growth Portfolio
   WM Advantage                                                    -         (64,485)        -             -           (64,485)
   WM Strategic Asset Manager                                    512        (388,940)        -             -          (388,428)
Principal Short-Term Income Account
   WM Advantage                                                   33        (277,245)        -             -          (277,212)
   WM Strategic Asset Manager                                 11,017         (32,554)        -             -           (21,537)
Principal SmallCap Growth Account II
   WM Advantage                                                   26        (302,969)        -             -          (302,943)
   WM Strategic Asset Manager                                    307         (25,126)        -             -           (24,819)
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                             515         (32,261)        -             -           (31,746)
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                               -         (10,257)        -             -           (10,257)
Royce Small-Cap Portfolio
   Select Reserve                                                  -               -         -             -                 -
UIF Capital Growth Portfolio - Class I Shares
   GENERATIONS                                                     -         (77,443)        -             -           (77,443)
   Platinum Investor                                              66          (6,570)        -             -            (6,504)
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                                67,877         (24,780)        -             -            43,097
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                                16,140         (14,043)        -             -             2,097
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                                   153         (63,198)        -             -           (63,045)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2009.

                                                     Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                            Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-------------------------------------------------------------------------------------------------------------------------
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                               -        (51,319)          -            -          (51,319)
   Platinum Investor                                     2,868         (3,677)          -            -             (809)
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                               4        (48,787)          -            -          (48,783)
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                               -       (119,318)          -            -         (119,318)
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                           5,354        (17,640)          -            -          (12,286)
UIF Value Portfolio - Class I Shares
   GENERATIONS                                              82       (100,518)          -            -         (100,436)
VALIC Company I Blue Chip Growth Fund
   Select Reserve                                            -              -           -            -                -
VALIC Company I Core Value Fund
   Select Reserve                                            -              -           -            -                -
VALIC Company I Global Social Awareness Fund
   VAriety Plus                                              -             (1)          -            -               (1)
VALIC Company I Health Sciences Fund
   Select Reserve                                            -              -           -            -                -
VALIC Company I International Equities Fund
   GENERATIONS                                           4,391              -           -            -            4,391
   Other Contracts (Deferred Load, Non-Qualified)          871              -           -            -              871
   Platinum Investor                                     1,124         (6,667)          -            -           (5,543)
   Select Reserve                                            -           (987)          -            -             (987)
   VAriety Plus                                              -         (7,039)          -            -           (7,039)
VALIC Company I Mid Cap Index Fund
   Other Contracts (Deferred Load, Non-Qualified)          839              -           -            -              839
   Other Contracts (Non-Qualified)                       3,718              -           -            -            3,718
   Platinum Investor                                        51        (23,249)          -            -          (23,198)
   Select Reserve                                           10           (415)          -            -             (405)
VALIC Company I Money Market I Fund
   GENERATIONS                                         227,860         (6,682)          -            -          221,178
   Other Contracts (Deferred Load, Non-Qualified)      124,998             (6)        855            -          125,847
   Other Contracts (Deferred Load, Qualified)                -              -           8            -                8
   Other Contracts (Non-Qualified)                      36,330           (102)          -            -           36,228
   Platinum Investor                                       656        (54,981)          -            -          (54,325)
   Select Reserve                                            -              -           -            -                -
   VAriety Plus                                         25,994             (5)          -            -           25,989
VALIC Company I Nasdaq-100 Index Fund
   Other Contracts (Non-Qualified)                       1,867              -           -            -            1,867
   Platinum Investor                                       174        (11,193)          -            -          (11,019)
VALIC Company I Science & Technology Fund
   Other Contracts (Non-Qualified)                       1,863              -           -            -            1,863
   Platinum Investor                                    18,043        (12,145)          -            -            5,898

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2009.

                                                      Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                             Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
--------------------------------------------------------------------------------------------------------------------------
VALIC Company I Small Cap Index Fund
   GENERATIONS                                            1,203              -          -               -          1,203
   Other Contracts (Deferred Load, Non-Qualified)           867              -          -               -            867
   Platinum Investor                                         50         (8,929)         -               -         (8,879)
VALIC Company I Stock Index Fund
   GENERATIONS                                            6,696             (4)         -               -          6,692
   Other Contracts (Deferred Load, Non-Qualified)         2,788            (10)         -               -          2,778
   Other Contracts (Non-Qualified)                        2,370              -          -               -          2,370
   Platinum Investor                                        693        (48,286)         -               -        (47,593)
   Select Reserve                                             -         (2,770)         -               -         (2,770)
   VAriety Plus                                               -            (71)         -               -            (71)
Van Kampen Comstock Fund
   Other Contracts                                            -        (17,817)         -            (179)       (17,996)
Van Kampen Corporate Bond Fund
   Other Contracts                                            -           (877)         -               -           (877)
Van Kampen High Yield Fund
   Other Contracts                                          620       (205,090)         -               -       (204,470)
Van Kampen LIT Capital Growth Portfolio - Class I
   GENERATIONS                                              119        (76,057)         -          (2,398)       (78,336)
   Other Contracts (Deferred Load, Non-Qualified)        22,454            (11)         -               -         22,443
   Other Contracts (Non-Qualified)                          478              -          -               -            478
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                               45       (281,308)         -               -       (281,263)
   Other Contracts (Deferred Load, Non-Qualified)             -       (525,677)         -               -       (525,677)
   Other Contracts (Non-Qualified)                            -        (78,294)         -               -        (78,294)
   VAriety Plus                                               -       (169,298)         -               -       (169,298)
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                                -        (47,427)         -               -        (47,427)
   Other Contracts (Deferred Load, Non-Qualified)         3,007        (36,146)         -               -        (33,139)
   Other Contracts (Deferred Load, Qualified)                 -              -          -            (679)          (679)
   Other Contracts (Non-Qualified)                          545         (9,585)         -               -         (9,040)
   VAriety Plus                                               -        (22,031)         -               -        (22,031)
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                              148       (397,404)         -               -       (397,256)
   Other Contracts (Deferred Load, Non-Qualified)        17,748           (220)         -               -         17,528
   Other Contracts (Non-Qualified)                        5,286         (3,299)         -               -          1,987
   Platinum Investor                                         63        (11,901)         -               -        (11,838)
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                               76       (200,905)         -               -       (200,829)
   Other Contracts (Deferred Load, Non-Qualified)             -       (297,663)         -          (5,095)      (302,758)
   Other Contracts (Deferred Load, Qualified)                 -              -          -             (98)           (98)
   Other Contracts (Non-Qualified)                            -       (142,904)         -               -       (142,904)
   VAriety Plus                                          19,307        (19,307)         -               -              -
Van Kampen Money Market Fund
   Other Contracts                                            -        (23,232)         -            (630)       (23,862)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2010 are as follows:

                                                                                            Investment
                                                                          Unit                Income    Expense  Total Return
Divisions                                                          Units  Value  Net Assets Ratio (a)  Ratio (b)     (c)
-----------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund - Class I
   Platinum Investor                                               24,343 $16.10 $  391,814    2.12%     1.35%      11.90%
Credit Suisse U.S. Equity Flex I Portfolio
   Platinum Investor                                               11,255   6.94     78,125    0.15%     1.35%      12.93%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                               14,839  13.40    198,780    1.03%     1.35%      25.39%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial
  Shares
   Platinum Investor                                               45,887   8.21    376,821    0.84%     1.35%      13.28%
Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Shares *
   Platinum Investor                                               45,003  12.16    547,086    0.72%     1.35%      29.39%
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor                                               69,996  16.12  1,128,614    3.96%     1.35%       6.92%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                       -      -          -    1.48%     0.40%       2.28%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                    36,019   3.64    131,201    1.60%     1.55%      12.51%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                               12,477  12.23    152,580    1.30%     1.35%      12.44%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                               49,982  13.53    676,430    0.94%     1.35%      15.36%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                               52,282  10.97    573,487    1.47%     1.35%      13.38%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                               45,358   7.27    329,593    0.03%     1.35%      22.20%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                    17,638   3.17     55,831    1.86%     1.55%      13.26%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                     9,806   2.89     28,374    1.27%     1.55%      11.38%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                               14,585  13.61    198,516    1.69%     1.35%       6.95%
Franklin Templeton Templeton Global Asset Allocation Fund -
  Class 2
   Platinum Investor                                                    -      -          -    9.38%     1.35%       3.49%
Goldman Sachs VIT Strategic Growth Fund - Institutional Shares *
   Platinum Investor                                                4,896   9.77     47,819    0.42%     1.35%       9.25%
Invesco Money Market Fund - Class A5 *
   Other Contracts                                                 12,271   9.96    122,204    0.04%     0.75%      -0.41%
Invesco Van Kampen Comstock Fund - Class A *
   Other Contracts                                                 90,187  32.24  2,907,422    1.35%     0.75%      14.74%
Invesco Van Kampen Corporate Bond Fund - Class A *
   Other Contracts                                                    417   8.69      3,621    4.63%     0.75%       7.89%
Invesco Van Kampen High Yield Fund - Class A *
   Other Contracts                                                341,234   7.52  2,566,018    8.17%     0.75%      11.60%
Invesco Van Kampen V.I. Capital Growth Fund - Series I *
   GENERATIONS                                                    384,132  13.90  5,339,537    0.00%     1.40%      18.18%
   Other Contracts (Deferred Load, Non-Qualified)                  22,427  19.87    445,599    0.00%     1.25%      18.36%
   Other Contracts (Non-Qualified)                                      -  20.05          -    0.00%     0.75%      18.95%
Invesco Van Kampen V.I. Global Value Equity Fund - Series I *
   GENERATIONS                                                    211,507   7.73  1,634,469    1.85%     1.40%       9.41%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2010 are as follows:

                                                                                              Investment
                                                                                                Income    Expense    Total
Divisions                                                      Units   Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
-----------------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Government Fund - Series I *
   GENERATIONS                                                  97,350   $14.27   $ 1,389,216    0.21%     1.40%      3.77%
   Other Contracts (Deferred Load, Non-Qualified)              211,805     4.98     1,055,231    0.20%     1.25%      3.93%
   Other Contracts (Deferred Load, Qualified)                    3,145     5.26        16,550    0.20%     1.25%      3.93%
   Other Contracts (Non-Qualified)                              58,399     5.85       341,630    0.20%     0.75%      4.45%
   VAriety Plus                                                 37,649     2.78       104,717    0.21%     1.55%      3.61%
Invesco Van Kampen V.I. Growth and Income Fund - Series I *
   GENERATIONS                                               1,078,572    11.67    12,589,376    0.10%     1.40%     10.95%
   Other Contracts (Deferred Load, Non-Qualified)               17,995    16.64       299,396    0.10%     1.25%     11.12%
   Other Contracts (Non-Qualified)                                 681    16.79        11,437    0.10%     0.75%     11.67%
   Platinum Investor                                            12,525    13.54       169,546    0.11%     1.35%     11.00%
Invesco Van Kampen V.I. High Yield Fund - Series I *
   GENERATIONS                                                 117,811     7.98       939,731    9.71%     1.40%     10.55%
   Platinum Investor                                            16,949    13.63       230,940    9.90%     1.35%     10.61%
Invesco Van Kampen V.I. Mid Cap Value Fund - Series I *
   GENERATIONS                                                 345,816    13.98     4,833,088    0.92%     1.40%     20.54%
Invesco Van Kampen V.I. Value Fund - Series I *
   GENERATIONS                                                 340,916     8.42     2,869,479    1.47%     1.40%     14.14%
Invesco V.I. Core Equity Fund - Series I *
   Platinum Investor                                            90,672    10.88       986,460    0.92%     1.35%      8.09%
Invesco V.I. International Growth Fund - Series I *
   Platinum Investor                                            32,234    15.27       492,336    2.16%     1.35%     11.35%
Janus Aspen Enterprise Portfolio -Service Shares
   Platinum Investor                                            19,338     7.51       145,265    0.00%     1.35%     23.84%
Janus Aspen Overseas Portfolio - Service Shares
   Platinum Investor                                            10,628    18.80       199,776    0.44%     1.35%     23.34%
Janus Aspen Worldwide Portfolio - Service Shares
   Platinum Investor                                            10,965     6.97        76,411    0.48%     1.35%     13.97%
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1
   Platinum Investor                                             7,456    12.20        90,989    0.00%     1.35%     25.42%
MFS VIT Core Equity Series - Initial Class
   Platinum Investor                                            35,103     7.29       255,957    1.09%     1.35%     15.64%
MFS VIT Growth Series - Initial Class
   Platinum Investor                                            75,282    10.63       800,337    0.11%     1.35%     13.79%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                             9,434    12.43       117,286    0.00%     1.35%     34.51%
MFS VIT Research Series - Initial Class
   Platinum Investor                                            13,788     8.79       121,194    0.89%     1.35%     14.34%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                  2,811     2.64         7,421    0.89%     1.55%     17.00%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                            13,497     8.84       119,354    0.00%     1.35%     27.37%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                            31,318    18.56       581,379    1.47%     1.35%      6.66%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                            19,060    12.21       232,794    0.85%     1.35%      0.74%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                            42,622    17.51       746,165    2.40%     1.35%      6.66%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2010 are as follows:

                                                                                       Investment
                                                                                         Income    Expense    Total
Divisions                                               Units   Unit Value Net Assets  Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                     16,473   $11.70   $   192,658    1.44%     1.35%     14.47%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                     30,916    11.51       355,809    0.00%     1.35%     18.61%
Principal Capital Appreciation Account
   WM Advantage                                         196,547     1.87       367,805    1.44%     1.40%     13.80%
   WM Strategic Asset Manager                           362,690    12.10     4,389,558    1.49%     1.40%     13.80%
Principal Diversified International Account
   WM Advantage                                       1,391,871     1.77     2,461,509    1.39%     1.40%     11.61%
   WM Strategic Asset Manager                           119,291     6.33       754,873    1.43%     1.40%     11.61%
Principal Equity Income Account
   WM Advantage                                         205,786     1.90       390,511    3.07%     1.40%     14.56%
   WM Strategic Asset Manager                           468,596     9.57     4,486,795    3.17%     1.40%     14.56%
Principal Income Account
   WM Advantage                                       1,646,269     2.37     3,905,402    6.38%     1.40%      7.14%
   WM Strategic Asset Manager                           164,960     9.09     1,498,815    5.72%     1.40%      7.14%
Principal LargeCap Blend Account II
   WM Advantage                                       1,549,678     2.75     4,256,330    2.37%     1.40%     11.68%
   WM Strategic Asset Manager                           629,069     6.43     4,046,760    2.37%     1.40%     11.68%
Principal LargeCap Growth Account
   WM Advantage                                       2,300,552     3.15     7,240,489    0.06%     1.40%     16.74%
   WM Strategic Asset Manager                           637,995     6.88     4,390,905    0.06%     1.40%     16.74%
Principal Money Market Account
   WM Advantage                                         603,964     1.36       822,940    0.00%     1.40%     -1.39%
   WM Strategic Asset Manager                           370,805     6.07     2,250,056    0.00%     1.40%     -1.39%
Principal Government & High Quality Bond Account
   WM Advantage                                       1,478,019     1.99     2,944,908    3.41%     1.40%      4.37%
   WM Strategic Asset Manager                           204,572     8.01     1,639,368    3.21%     1.40%      4.37%
Principal SAM Balanced Portfolio
   WM Advantage                                       5,425,345     1.63     8,847,701    3.58%     1.40%     12.03%
   WM Strategic Asset Manager                         3,156,848    10.64    33,574,977    3.54%     1.40%     12.03%
Principal SAM Conservative Balanced Portfolio
   WM Advantage                                         278,635     1.54       427,982    5.16%     1.40%     10.28%
   WM Strategic Asset Manager                           223,531     8.01     1,790,521    3.95%     1.40%     10.28%
Principal SAM Conservative Growth Portfolio
   WM Advantage                                       3,811,897     1.51     5,764,030    3.19%     1.40%     13.61%
   WM Strategic Asset Manager                         2,491,839    10.54    26,252,941    3.25%     1.40%     13.61%
Principal SAM Flexible Income Portfolio
   WM Advantage                                         420,584     1.59       666,973    5.37%     1.40%      8.97%
   WM Strategic Asset Manager                           600,255     9.43     5,662,279    5.19%     1.40%      8.97%
Principal SAM Strategic Growth Portfolio
   WM Advantage                                         300,047     1.37       410,117    2.39%     1.40%     14.78%
   WM Strategic Asset Manager                           949,433    11.02    10,465,726    2.41%     1.40%     14.78%
Principal Short-Term Income Account
   WM Advantage                                       1,044,399     1.70     1,777,104    2.05%     1.40%      2.75%
   WM Strategic Asset Manager                            54,951     7.55       415,014    2.01%     1.40%      2.75%
Principal SmallCap Growth Account II
   WM Advantage                                       1,354,721     1.99     2,689,992    0.00%     1.40%     25.17%
   WM Strategic Asset Manager                           146,238     6.10       892,410    0.00%     1.40%     25.17%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2010 are as follows:

                                                                                                Investment
                                                                             Unit                 Income    Expense    Total
Divisions                                                            Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                                  40,829 $ 9.87 $   402,889    1.51%     1.35%     12.84%
Putnam VT International Value Fund - Class IB *
   Platinum Investor                                                   8,320  11.72      97,529    3.19%     1.35%      5.69%
Royce Small-Cap Portfolio
   Select Reserve                                                     90,902  17.67   1,606,488    0.11%     0.40%     20.04%
UIF Capital Growth Portfolio - Class I
   GENERATIONS                                                       274,710   9.56   2,625,675    0.12%     1.40%     21.15%
   Platinum Investor                                                  28,594  12.40     354,463    0.12%     1.35%     21.22%
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                                       140,748   8.19   1,152,970    6.29%     1.40%      5.66%
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                                       124,640  12.26   1,527,610    0.55%     1.40%     17.37%
UIF Global Tactical Asset Allocation Portfolio - Class I Shares *
   GENERATIONS                                                       170,816   6.57   1,122,126    2.79%     1.40%      4.22%
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                                        58,336  23.10   1,347,477    2.10%     1.40%     28.16%
VALIC Company I Blue Chip Growth Fund
   Select Reserve                                                      8,108  12.94     104,949    0.04%     0.40%     15.75%
VALIC Company I Dividend Value Fund *
   Select Reserve                                                      3,985  11.52      45,894    1.28%     0.40%     13.59%
VALIC Company I Global Social Awareness Fund
   VAriety Plus                                                          835   3.39       2,833    1.62%     1.55%     10.50%
VALIC Company I Health Sciences Fund
   Select Reserve                                                      4,648  16.24      75,466    0.00%     0.40%     15.29%
VALIC Company I International Equities Fund
   GENERATIONS                                                         6,931  10.43      72,272    2.88%     1.40%      6.96%
   Other Contracts (Deferred Load, Non-Qualified)                        870  10.44       9,088    2.37%     1.25%      7.12%
   Platinum Investor                                                   9,018  10.34      93,213    1.83%     1.35%      7.01%
   Select Reserve                                                      9,574  11.76     112,580    2.20%     0.40%      8.03%
   VAriety Plus                                                       11,835   1.48      17,471    2.37%     1.55%      6.80%
VALIC Company I Mid Cap Index Fund
   GENERATIONS                                                         1,783  12.73      22,697    1.91%     1.40%     23.88%
   Other Contracts (Deferred Load, Non-Qualified)                        838  12.75      10,691    1.06%     1.25%     24.69%
   Other Contracts (Non-Qualified)                                     3,718  12.82      47,675    1.06%     0.75%     25.31%
   Platinum Investor                                                  55,578  21.40   1,189,181    0.99%     1.35%     24.56%
   Select Reserve                                                     10,451  19.58     204,643    1.06%     0.40%     25.75%
VALIC Company I Money Market I Fund
   GENERATIONS                                                       136,378   9.85   1,342,789    0.01%     1.40%     -1.37%
   Other Contracts (Deferred Load, Non-Qualified)                     97,832   9.86     964,884    0.01%     1.25%     -1.22%
   Other Contracts (Deferred Load, Qualified)                              -   9.86           -    0.01%     1.25%     -1.22%
   Other Contracts (Non-Qualified)                                    31,289   9.92     310,336    0.01%     0.75%     -0.73%
   Platinum Investor                                                  59,953  11.44     685,754    0.01%     1.35%     -1.32%
   Select Reserve                                                  1,904,875   6.61  12,585,650    0.01%     0.40%     -0.38%
   VAriety Plus                                                       25,795   9.83     253,557    0.01%     1.55%     -1.52%
VALIC Company I Nasdaq-100 Index Fund
   Other Contracts (Non-Qualified)                                     6,391  12.21      78,054    0.37%     0.75%     18.83%
   Platinum Investor                                                  18,914   5.98     113,183    0.23%     1.35%     18.12%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2010 are as follows:

                                                                              Investment
                                                            Unit                Income    Expense    Total
Divisions                                            Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------------------------------------------------------
VALIC Company I Science & Technology Fund
   GENERATIONS                                          653 $12.43 $    8,113    0.00%     1.40%     19.34%
   Other Contracts (Non-Qualified)                    1,863  12.52     23,324    0.00%     0.75%     21.18%
   Platinum Investor                                 17,492   4.99     87,286    0.00%     1.35%     20.46%
VALIC Company I Small Cap Index Fund
   GENERATIONS                                        2,960  12.95     38,315    1.22%     1.40%     24.79%
   Other Contracts (Deferred Load, Non-Qualified)       865  12.97     11,213    0.90%     1.25%     24.98%
   Platinum Investor                                 16,414  15.29    250,959    0.91%     1.35%     24.85%
VALIC Company I Stock Index Fund
   GENERATIONS                                       10,401  11.37    118,301    1.94%     1.40%     13.10%
   Other Contracts (Deferred Load, Non-Qualified)     2,658  11.39     30,290    1.60%     1.25%     13.27%
   Other Contracts (Non-Qualified)                    2,370  11.46     27,151    1.60%     0.75%     13.84%
   Platinum Investor                                116,995   9.50  1,111,062    1.50%     1.35%     13.16%
   Select Reserve                                    37,637  10.73    403,910    1.62%     0.40%     14.23%
   VAriety Plus                                      16,959   4.52     76,577    1.99%     1.55%     12.93%
Van Kampen Money Market Fund
   Other Contracts                                        -      -          -    0.01%     0.75%     -0.33%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2009 are as follows:

                                                                                  Investment
                                                                Unit                Income    Expense    Total
Divisions                                                Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                    117,627 $10.07 $1,183,971    1.62%     1.35%     26.58%
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                     37,617  13.72    515,991    1.35%     1.35%     33.43%
American Century VP Value Fund - Class I
   Platinum Investor                                     26,969  14.38    387,915    5.66%     1.35%     18.26%
Credit Suisse U.S. Equity Flex I Portfolio *
   Platinum Investor                                     11,262   6.15     69,224    1.40%     1.35%     22.99%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                     18,328  10.68    195,794    1.43%     1.35%     33.69%
The Dreyfus Socially Responsible Growth Fund, Inc. -
  Initial Shares
   Platinum Investor                                     62,373   7.25    452,167    0.97%     1.35%     31.96%
Dreyfus VIF Developing Leaders Portfolio - Initial
  Shares
   Platinum Investor                                     57,885   9.40    543,841    1.59%     1.35%     24.35%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                     84,819  15.08  1,279,073    4.58%     1.35%     13.42%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                       764,787   8.74  6,682,262   10.76%     0.40%     51.19%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                          41,134   3.24    133,177    2.39%     1.55%     27.13%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                     15,782  10.88    171,649    2.00%     1.35%     27.03%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                     57,866  11.73    678,860    1.00%     1.35%     33.65%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                     62,785   9.67    607,442    1.83%     1.35%     28.14%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                     57,653   5.95    342,818    0.17%     1.35%     26.25%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                          18,998   2.79     53,097    2.79%     1.55%     24.66%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                          11,284   2.60     29,314    2.09%     1.55%     24.58%
Franklin Templeton Templeton Foreign Securities Fund -
  Class 2
   Platinum Investor                                     15,325  12.73    195,022    3.89%     1.35%     35.20%
Franklin Templeton Templeton Global Asset Allocation
  Fund - Class 2
   Platinum Investor                                     12,350  15.36    189,704    8.60%     1.35%     20.18%
Goldman Sachs VIT Capital Growth Fund - Institutional
  Shares
   Platinum Investor                                      5,155   8.94     46,093    0.46%     1.35%     45.77%
Janus Aspen Enterprise Portfolio - Service Shares *
   Platinum Investor                                     30,350   6.07    184,096    0.00%     1.35%     42.51%
Janus Aspen Overseas Portfolio - Service Shares *
   Platinum Investor                                     16,593  15.24    252,884    0.41%     1.35%     76.67%
Janus Aspen Worldwide Portfolio - Service Shares *
   Platinum Investor                                     13,169   6.11     80,518    1.12%     1.35%     35.56%
JPMorgan Insurance Trust Small Cap Core Portfolio -
  Class 1 *
   Platinum Investor                                     11,258   9.73    109,538    0.73%     1.35%     20.93%
MFS VIT Core Equity Series - Initial Class
   Platinum Investor                                     40,238   6.31    253,709    1.68%     1.35%     30.66%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2009 are as follows:

                                                                                     Investment
                                                                   Unit                Income    Expense    Total
Divisions                                                  Units   Value  Net Assets Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------------------------------------------------------------
MFS VIT Growth Series - Initial Class
   Platinum Investor                                        92,267 $ 9.34 $  862,023    0.30%     1.35%     35.83%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                        11,319   9.24    104,619    0.00%     1.35%     61.00%
MFS VIT Research Series - Initial Class
   Platinum Investor                                        15,604   7.69    119,948    1.44%     1.35%     28.79%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                              3,483   2.26      7,859    3.26%     1.55%     20.58%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                        18,402   6.94    127,760    0.00%     1.35%     29.83%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                        37,797  17.41    657,887    2.82%     1.35%     16.77%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                        20,824  12.12    252,474    1.98%     1.35%      6.35%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                        45,972  16.41    754,584    5.15%     1.35%     12.51%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                        25,422  10.22    259,721    1.69%     1.35%     23.52%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                        42,421   9.70    411,611    0.00%     1.35%     42.62%
Principal Capital Appreciation Account *
   WM Advantage                                            245,057   1.64    402,988    1.60%     1.40%     28.01%
   WM Strategic Asset Manager                              421,397  10.64  4,481,761    1.50%     1.40%     28.01%
Principal Diversified International Account
   WM Advantage                                          1,551,904   1.58  2,459,026    4.38%     1.40%     25.53%
   WM Strategic Asset Manager                              162,556   5.67    921,644    4.41%     1.40%     25.53%
Principal Equity Income Account *
   WM Advantage                                            233,237   1.66    386,335    5.49%     1.40%     18.34%
   WM Strategic Asset Manager                              598,322   8.36  5,000,588    5.09%     1.40%     18.34%
Principal Income Account
   WM Advantage                                          1,908,873   2.21  4,226,499    9.74%     1.40%     16.72%
   WM Strategic Asset Manager                              247,845   8.48  2,101,788   10.20%     1.40%     16.72%
Principal LargeCap Blend Account II *
   WM Advantage                                          1,806,002   2.46  4,441,673    1.74%     1.40%     27.87%
   WM Strategic Asset Manager                              770,625   5.76  4,439,005    1.70%     1.40%     27.87%
Principal LargeCap Growth Account *
   WM Advantage                                          2,574,055   2.70  6,939,805    0.71%     1.40%     25.25%
   WM Strategic Asset Manager                              771,333   5.90  4,547,488    0.72%     1.40%     25.25%
Principal MidCap Stock Account
   WM Advantage                                                  -      -          -    3.58%     1.40%     22.37%
   WM Strategic Asset Manager                                    -      -          -    3.30%     1.40%     22.37%
Principal Money Market Account
   WM Advantage                                            805,282   1.38  1,112,727    0.26%     1.40%     -1.17%
   WM Strategic Asset Manager                              547,566   6.15  3,369,495    0.25%     1.40%     -1.17%
Principal Mortgage Securities Account
   WM Advantage                                          1,613,514   1.91  3,080,152    7.67%     1.40%      4.99%
   WM Strategic Asset Manager                              276,183   7.68  2,120,478    7.64%     1.40%      4.99%
Principal SAM Balanced Portfolio
   WM Advantage                                          6,089,578   1.46  8,864,257    3.84%     1.40%     22.11%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2009 are as follows:

                                                                                        Investment
                                                                     Unit                 Income    Expense    Total
Divisions                                                    Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
-----------------------------------------------------------------------------------------------------------------------
Principal SAM Balanced Portfolio - Continued
   WM Strategic Asset Manager                              4,200,867 $ 9.49 $39,879,887    3.72%     1.40%     22.11%
Principal SAM Conservative Balanced Portfolio
   WM Advantage                                              253,792   1.39     353,471    3.26%     1.40%     19.46%
   WM Strategic Asset Manager                                338,594   7.26   2,459,265    2.80%     1.40%     19.47%
Principal SAM Conservative Growth Portfolio
   WM Advantage                                            4,327,860   1.33   5,760,010    4.48%     1.40%     23.95%
   WM Strategic Asset Manager                              3,081,473   9.27  28,574,633    4.80%     1.40%     23.95%
Principal SAM Flexible Income Portfolio
   WM Advantage                                              465,357   1.46     677,203    4.54%     1.40%     18.29%
   WM Strategic Asset Manager                                806,531   8.66   6,981,537    4.77%     1.40%     18.29%
Principal SAM Strategic Growth Portfolio
   WM Advantage                                              309,565   1.19     368,642    3.20%     1.40%     25.68%
   WM Strategic Asset Manager                              1,144,983   9.60  10,996,095    3.58%     1.40%     25.68%
Principal Short-Term Income Account
   WM Advantage                                            1,148,090   1.66   1,901,220    6.87%     1.40%      8.41%
   WM Strategic Asset Manager                                 63,202   7.35     464,544    6.58%     1.40%      8.41%
Principal SmallCap Growth Account II *
   WM Advantage                                            1,525,279   1.59   2,419,646    0.00%     1.40%     29.90%
   WM Strategic Asset Manager                                171,040   4.88     833,881    0.00%     1.40%     29.90%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                          51,205   8.74     447,761    2.78%     1.35%     28.07%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                          11,236  11.09     124,622    0.00%     1.35%     24.50%
Royce Small-Cap Portfolio
   Select Reserve                                            114,088  14.72   1,679,633    0.00%     0.40%     34.66%
UIF Capital Growth Portfolio - Class I Shares *
   GENERATIONS                                               324,761   7.89   2,562,058    0.00%     1.40%     63.25%
   Platinum Investor                                          34,608  10.23     353,926    0.00%     1.35%     63.34%
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                               196,746   7.75   1,525,414    8.21%     1.40%      8.12%
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                               147,428  10.44   1,539,472    0.00%     1.40%     67.48%
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                               231,171   7.06   1,632,816    6.31%     1.40%     14.38%
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                               164,451   7.22   1,186,523    8.92%     1.40%     40.11%
   Platinum Investor                                          18,868  12.32     232,421    9.13%     1.35%     40.18%
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                               195,690   6.30   1,233,539    2.66%     1.40%     30.69%
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                               379,438  11.59   4,399,255    1.15%     1.40%     37.27%
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                                67,580  18.02   1,218,027    2.56%     1.40%     26.57%
UIF Value Portfolio - Class I Shares
   GENERATIONS                                               388,882   7.37   2,867,781    3.02%     1.40%     29.18%
VALIC Company I Blue Chip Growth Fund *
   Select Reserve                                              9,873  11.18     110,414    0.23%     0.40%     42.55%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2009 are as follows:

                                                                              Investment
                                                            Unit                Income    Expense    Total
Divisions                                            Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------------------------------------------------------
VALIC Company I Core Value Fund *
   Select Reserve                                     3,985 $10.14 $   40,404    2.49%     0.40%     18.52%
VALIC Company I Global Social Awareness Fund *
   VAriety Plus                                         835   3.07      2,567    2.78%     1.55%     29.54%
VALIC Company I Health Sciences Fund *
   Select Reserve                                     6,344  14.08     89,338    0.00%     0.40%     30.99%
VALIC Company I International Equities Fund *
   GENERATIONS                                        4,391   9.75     42,805    4.76%     1.40%     -1.52%
   Other Contracts (Deferred Load, Non-Qualified)       871   9.75      8,491    0.00%     1.25%      0.64%
   Platinum Investor                                 14,514   9.66    140,189    2.41%     1.35%     27.86%
   Select Reserve                                    11,194  10.89    121,843    2.58%     0.40%     29.08%
   VAriety Plus                                      11,904   1.38     16,455    2.12%     1.55%     27.60%
VALIC Company I Mid Cap Index Fund *
   Other Contracts (Deferred Load, Non-Qualified)       839  10.23      8,581    2.39%     1.25%     -1.29%
   Other Contracts (Non-Qualified)                    3,718  10.23     38,045    2.39%     0.75%      2.52%
   Platinum Investor                                 63,961  17.18  1,098,677    1.48%     1.35%     36.43%
   Select Reserve                                    10,451  15.57    162,739    1.67%     0.40%     37.73%
VALIC Company I Money Market I Fund *
   GENERATIONS                                      221,178   9.98  2,207,992    0.00%     1.40%     -0.05%
   Other Contracts (Deferred Load, Non-Qualified)   125,847   9.98  1,256,548    0.00%     1.25%     -0.04%
   Other Contracts (Deferred Load, Qualified)             8   9.98         79    0.00%     1.25%      0.00%
   Other Contracts (Non-Qualified)                   36,228   9.99    361,946    0.00%     0.75%     -0.09%
   Platinum Investor                                 62,209  11.59    721,081    0.33%     1.35%     -1.04%
   Select Reserve                                   829,637   6.63  5,502,344    0.30%     0.40%     -0.10%
   VAriety Plus                                      25,989   9.98    259,398    0.00%     1.55%     -0.05%
VALIC Company I Nasdaq-100 Index Fund *
   Other Contracts (Non-Qualified)                    1,867  10.28     19,188    0.45%     0.75%      2.58%
   Platinum Investor                                 23,049   5.07    116,770    0.23%     1.35%     53.35%
VALIC Company I Science & Technology Fund *
   Other Contracts (Non-Qualified)                    1,863  10.33     19,247    0.17%     0.75%      2.90%
   Platinum Investor                                 40,685   4.14    168,549    0.12%     1.35%     63.29%
VALIC Company I Small Cap Index Fund *
   GENERATIONS                                        1,203  10.37     12,484    3.03%     1.40%      3.81%
   Other Contracts (Deferred Load, Non-Qualified)       867  10.38      9,001    3.03%     1.25%      4.57%
   Platinum Investor                                 15,699  12.25    192,256    1.35%     1.35%     26.50%
VALIC Company I Stock Index Fund *
   GENERATIONS                                        6,692  10.06     67,299    4.21%     1.40%      0.49%
   Other Contracts (Deferred Load, Non-Qualified)     2,778  10.06     27,946    3.37%     1.25%      0.51%
   Other Contracts (Non-Qualified)                    2,370  10.07     23,851    3.37%     0.75%      0.57%
   Platinum Investor                                136,799   8.39  1,148,096    2.07%     1.35%     24.47%
   Select Reserve                                    37,637   9.39    353,578    2.27%     0.40%     25.66%
   VAriety Plus                                      10,119   4.00     40,460    2.33%     1.55%     24.22%
Van Kampen Comstock Fund
   Other Contracts                                  107,481  28.10  3,019,846    1.36%     0.75%     28.48%
Van Kampen Corporate Bond Fund
   Other Contracts                                   15,021   8.06    121,040    5.60%     0.75%     20.02%
Van Kampen High Yield Fund
   Other Contracts                                  375,648   6.74  2,531,166   10.24%     0.75%     41.12%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2009 are as follows:

                                                                                   Investment
                                                                Unit                 Income    Expense    Total
Divisions                                               Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth Portfolio - Class I
   GENERATIONS                                          426,447 $11.76 $ 5,015,798    0.11%     1.40%     63.76%
   Other Contracts (Deferred Load, Non-Qualified)        22,443  16.79     376,740    0.19%     1.25%     59.50%
   Other Contracts (Non-Qualified)                          478  16.85       8,052    0.19%     0.75%     61.96%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                                -      -           -    2.32%     1.40%      2.68%
   Other Contracts (Deferred Load, Non-Qualified)             -      -           -    2.36%     1.25%      2.73%
   Other Contracts (Non-Qualified)                            -      -           -    2.36%     0.75%      2.89%
   VAriety Plus                                               -      -           -    3.01%     1.55%      2.64%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                          116,536  13.75   1,602,592    5.99%     1.40%     -0.43%
   Other Contracts (Deferred Load, Non-Qualified)       216,034   4.79   1,035,647    6.29%     1.25%     -0.28%
   Other Contracts (Deferred Load, Qualified)             3,805   5.06      19,265    6.29%     1.25%     -0.28%
   Other Contracts (Non-Qualified)                       62,345   5.60     349,190    6.29%     0.75%      0.22%
   VAriety Plus                                          40,041   2.68     107,487    5.68%     1.55%     -0.58%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                        1,237,932  10.52  13,023,536    3.81%     1.40%     22.64%
   Other Contracts (Deferred Load, Non-Qualified)        17,528  14.97     262,449    5.78%     1.25%     45.74%
   Other Contracts (Non-Qualified)                        1,987  15.03      29,869    5.78%     0.75%     46.31%
   Platinum Investor                                     16,019  12.19     195,345    3.63%     1.35%     22.70%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                                -      -           -    0.03%     1.40%     -1.33%
   Other Contracts (Deferred Load, Non-Qualified)             -      -           -    0.03%     1.25%     -1.19%
   Other Contracts (Deferred Load, Qualified)                 -      -           -    0.03%     1.25%     -1.19%
   Other Contracts (Non-Qualified)                            -      -           -    0.03%     0.75%     -0.71%
   VAriety Plus                                               -      -           -    0.00%     1.55%     -1.00%
Van Kampen Money Market Fund
   Other Contracts                                       28,000   4.53     126,729    0.01%     0.75%     -0.74%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                                               Investment
                                                                             Unit                Income    Expense    Total
Divisions                                                             Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------------------------------------------------------------------
AIG Retirement Company I Blue Chip Growth Fund *
   Select Reserve                                                      9,873 $ 7.84 $   77,456    0.14%     0.40%     -43.13%
AIG Retirement Company I Core Value Fund *
   Select Reserve                                                      3,985   8.56     34,091    2.64%     0.40%     -35.49%
AIG Retirement Company I Health Sciences Fund *
   Select Reserve                                                      6,344  10.75     68,204    0.00%     0.40%     -29.86%
AIG Retirement Company I International Equities Fund *
   Platinum Investor                                                  20,057   7.55    151,513    2.62%     1.35%     -44.16%
   Select Reserve                                                     12,181   8.43    102,722    3.31%     0.40%     -43.62%
   VAriety Plus                                                       18,943   1.08     20,520    3.28%     1.55%     -44.27%
AIG Retirement Company I Mid Cap Index Fund *
   Platinum Investor                                                  87,159  12.59  1,097,401    1.02%     1.35%     -37.74%
   Select Reserve                                                     10,856  11.31    122,737    1.30%     0.40%     -37.14%
AIG Retirement Company I Money Market I Fund *
   Platinum Investor                                                 116,534  11.71  1,365,029    2.84%     1.35%       0.86%
   Select Reserve                                                    829,637   6.64  5,507,799    2.24%     0.40%       1.82%
AIG Retirement Company I Nasdaq-100 Index Fund *
   Platinum Investor                                                  34,068   3.30    112,548    0.17%     1.35%     -43.19%
AIG Retirement Company I Science & Technology Fund *
   Platinum Investor                                                  34,787   2.54     88,255    0.00%     1.35%     -46.71%
AIG Retirement Company I Small Cap Index Fund *
   Platinum Investor                                                  24,578   9.68    237,927    1.44%     1.35%     -35.35%
AIG Retirement Company I Social Awareness Fund *
   VAriety Plus                                                          836   2.37      1,983    2.40%     1.55%     -40.90%
AIG Retirement Company I Stock Index Fund *
   Platinum Investor                                                 184,392   6.74  1,243,296    1.77%     1.35%     -38.05%
   Select Reserve                                                     40,407   7.48    302,091    2.32%     0.40%     -37.46%
   VAriety Plus                                                       10,190   3.22     32,799    1.21%     1.55%     -38.17%
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                                 164,367   7.95  1,307,043    1.77%     1.35%     -31.08%
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                                  50,278  10.28    516,880    0.43%     1.35%     -41.18%
American Century VP Value Fund - Class I
   Platinum Investor                                                  42,257  12.16    513,981    2.78%     1.35%     -27.76%
Credit Suisse Small Cap Core I Portfolio
   Platinum Investor                                                  20,681   5.00    103,356    0.07%     1.35%     -35.48%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                                  22,386   7.99    178,879    1.03%     1.35%     -41.22%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
   Platinum Investor                                                  79,840   5.49    438,601    0.76%     1.35%     -35.31%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                                  74,191   7.56    560,561    1.01%     1.35%     -38.43%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                                 112,344  13.30  1,493,737    4.90%     1.35%      -5.46%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                    766,162   5.78  4,427,678   11.21%     0.40%     -25.97%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                       41,184   2.55    104,886    2.86%     1.55%     -29.82%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                                               Investment
                                                                             Unit                Income    Expense    Total
Divisions                                                             Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                                  19,577 $ 8.56  $167,617     1.78%     1.35%     -29.86%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                                  81,984   8.78   719,632     0.53%     1.35%     -43.46%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                                  83,565   7.55   630,934     1.50%     1.35%     -43.58%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                                  84,254   4.71   396,830     0.38%     1.35%     -48.02%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                       12,890   2.24    28,899     2.27%     1.55%     -37.97%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                       11,505   2.09    23,990     2.74%     1.55%     -44.67%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                                  28,622   9.41   269,398     2.23%     1.35%     -41.18%
Franklin Templeton Templeton Global Asset Allocation Fund - Class 2
   Platinum Investor                                                  24,213  12.78   309,489     9.73%     1.35%     -26.10%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                                   5,270   6.13    32,326     0.11%     1.35%     -42.54%
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                                  23,916   8.63   206,303     2.47%     1.35%     -52.87%
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                                  49,541   4.26   210,873     0.06%     1.35%     -44.61%
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                                  20,153   4.51    90,898     0.77%     1.35%     -45.55%
JPMorgan Small Company Portfolio
   Platinum Investor                                                  14,617   8.05   117,599     0.19%     1.35%     -32.90%
MFS VIT Core Equity Series - Initial Class
   Platinum Investor                                                  51,625   4.83   249,126     0.76%     1.35%     -39.97%
MFS VIT Growth Series - Initial Class *
   Platinum Investor                                                 122,609   6.88   843,339     0.24%     1.35%     -38.26%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                                  18,292   5.74   105,010     0.00%     1.35%     -40.15%
MFS VIT Research Series - Initial Class
   Platinum Investor                                                  22,985   5.97   137,185     0.53%     1.35%     -36.94%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                        3,484   1.87     6,521     3.96%     1.55%     -40.09%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                                  27,418   5.35   146,617     0.00%     1.35%     -44.13%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                                  59,866  14.91   892,325     3.50%     1.35%      -8.28%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                                  25,406  11.40   289,624     3.64%     1.35%      -1.65%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                                  67,482  14.59   984,514     3.90%     1.35%       3.39%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                                  30,009   8.27   248,210     1.68%     1.35%     -35.15%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                                  58,516   6.80   398,101     0.00%     1.35%     -36.36%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                           Investment
                                                         Unit                Income    Expense    Total
Divisions                                        Units   Value Net Assets  Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------------------------------------------------------------
Principal Diversified International Account
   WM Advantage                                1,804,718 $1.26 $ 2,277,951    1.76%     1.40%     -46.97%
   WM Strategic Asset Manager                    180,761  4.52     816,397    1.71%     1.40%     -46.97%
Principal Equity Income Account I
   WM Advantage                                  353,385  1.40     494,653    2.40%     1.40%     -34.86%
   WM Strategic Asset Manager                    801,506  7.06   5,660,806    2.60%     1.40%     -34.86%
Principal Growth Account
   WM Advantage                                3,143,020  2.15   6,765,537    0.53%     1.40%     -43.95%
   WM Strategic Asset Manager                    960,028  4.71   4,518,963    0.52%     1.40%     -43.95%
Principal Income Account
   WM Advantage                                2,373,302  1.90   4,501,980    7.68%     1.40%      -4.82%
   WM Strategic Asset Manager                    344,011  7.27   2,499,364    9.43%     1.40%      -4.82%
Principal LargeCap Blend Account
   WM Advantage                                2,227,972  1.92   4,285,100    1.42%     1.40%     -37.29%
   WM Strategic Asset Manager                    984,167  4.50   4,433,364    1.45%     1.40%     -37.29%
Principal MidCap Stock Account
   WM Advantage                                  161,979  1.31     212,877    1.35%     1.40%     -30.55%
   WM Strategic Asset Manager                    173,791  6.57   1,142,003    1.61%     1.40%     -30.55%
Principal Money Market Account
   WM Advantage                                1,210,126  1.40   1,691,960    2.77%     1.40%       1.14%
   WM Strategic Asset Manager                    704,614  6.23   4,387,325    2.84%     1.40%       1.14%
Principal Mortgage Securities Account
   WM Advantage                                2,018,192  1.82   3,669,432    6.40%     1.40%       3.22%
   WM Strategic Asset Manager                    368,425  7.31   2,694,161    6.57%     1.40%       3.22%
Principal SAM Balanced Portfolio
   WM Advantage                                7,195,309  1.19   8,577,059    4.41%     1.40%     -27.21%
   WM Strategic Asset Manager                  6,281,402  7.77  48,832,106    4.11%     1.40%     -27.21%
Principal SAM Conservative Balanced Portfolio
   WM Advantage                                  261,524  1.17     304,893    3.75%     1.40%     -20.34%
   WM Strategic Asset Manager                    476,048  6.08   2,894,220    3.97%     1.40%     -20.34%
Principal SAM Conservative Growth Portfolio
   WM Advantage                                6,816,494  1.07   7,319,041    3.90%     1.40%     -34.05%
   WM Strategic Asset Manager                  4,236,853  7.48  31,696,320    3.78%     1.40%     -34.05%
Principal SAM Flexible Income Portfolio
   WM Advantage                                  616,357  1.23     758,281    7.57%     1.40%     -14.96%
   WM Strategic Asset Manager                  1,269,379  7.32   9,289,352    7.48%     1.40%     -14.96%
Principal SAM Strategic Growth Portfolio
   WM Advantage                                  374,050  0.95     354,415    4.03%     1.40%     -38.29%
   WM Strategic Asset Manager                  1,533,411  7.64  11,717,217    3.69%     1.40%     -38.29%
Principal Short-Term Income Account
   WM Advantage                                1,425,302  1.53   2,177,162    3.20%     1.40%      -1.95%
   WM Strategic Asset Manager                     84,739  6.78     574,523    3.51%     1.40%      -1.95%
Principal SmallCap Growth Account
   WM Advantage                                1,828,222  1.22   2,232,579    0.00%     1.40%     -41.97%
   WM Strategic Asset Manager                    195,859  3.75     735,062    0.00%     1.40%     -41.97%
Principal West Coast Equity Account
   WM Advantage                                  343,954  1.28     441,849    1.04%     1.40%     -34.30%
   WM Strategic Asset Manager                    577,127  8.31   4,794,886    1.16%     1.40%     -34.30%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                                        Investment
                                                                     Unit                 Income    Expense  Total Return
Divisions                                                    Units   Value  Net Assets  Ratio (a)  Ratio (b)     (c)
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                          82,951 $ 6.83 $   566,375    2.23%     1.35%      -39.52%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                          21,493   8.91     191,473    1.69%     1.35%      -46.75%
Royce Small-Cap Portfolio
   Select Reserve                                            114,088  10.93   1,247,290    0.68%     0.40%      -27.47%
UIF Capital Growth Portfolio - Class I Shares *
   GENERATIONS                                               402,204   4.83   1,943,597    0.21%     1.40%      -49.89%
   Platinum Investor                                          41,112   6.26     257,413    0.20%     1.35%      -49.87%
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                               153,649   7.17   1,101,801    4.57%     1.40%      -11.45%
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                               145,331   6.23     906,099    0.00%     1.40%      -57.23%
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                               294,216   6.18   1,816,817    2.60%     1.40%      -40.98%
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                               215,770   5.15   1,111,143    9.78%     1.40%      -23.93%
   Platinum Investor                                          19,677   8.79     172,913    8.21%     1.35%      -23.89%
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                               244,473   4.82   1,179,182    3.37%     1.40%      -45.40%
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                               498,756   8.45   4,212,539    0.86%     1.40%      -42.11%
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                                79,866  14.24   1,137,300    3.97%     1.40%      -38.76%
UIF Value Portfolio - Class I Shares
   GENERATIONS                                               489,318   5.71   2,793,414    3.50%     1.40%      -36.75%
Van Kampen Comstock Fund
   Other Contracts                                           125,477  21.87   2,743,917    2.20%     0.75%      -36.37%
Van Kampen Corporate Bond Fund
   Other Contracts                                            15,898   6.71     106,739    5.53%     0.75%       -8.85%
Van Kampen High Yield Fund
   Other Contracts                                           580,118   4.77   2,769,970    8.64%     0.75%      -23.94%
Van Kampen LIT Capital Growth Portfolio - Class I *
   GENERATIONS                                               504,783   7.18   3,625,497    0.56%     1.40%      -49.70%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                               281,263  10.88   3,061,239    1.11%     1.40%      -43.75%
   Other Contracts (Deferred Load, Non-Qualified)            525,677   4.21   2,212,758    1.08%     1.25%      -43.66%
   Other Contracts (Non-Qualified)                            78,294   4.78     374,540    1.08%     0.75%      -43.38%
   VAriety Plus                                              169,298   2.10     356,013    1.10%     1.55%      -43.83%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                               163,963  13.81   2,264,480    5.02%     1.40%        0.40%
   Other Contracts (Deferred Load, Non-Qualified)            249,173   4.81   1,197,839    4.46%     1.25%        0.55%
   Other Contracts (Deferred Load, Qualified)                  4,484   5.08      22,768    4.46%     1.25%        0.55%
   Other Contracts (Non-Qualified)                            71,385   5.59     398,938    4.46%     0.75%        1.05%
   VAriety Plus                                               62,072   2.70     167,593    4.65%     1.55%        0.25%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                             1,635,188   8.58  14,027,347    2.28%     1.40%      -32.98%
   Platinum Investor                                          27,857   9.94     276,865    2.22%     1.35%      -32.95%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                             Investment
                                                            Unit               Income    Expense  Total Return
Divisions                                            Units  Value Net Assets Ratio (a)  Ratio (b)     (c)
--------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                      200,829 $9.74 $1,956,908    1.83%     1.40%       0.60%
   Other Contracts (Deferred Load, Non-Qualified)   302,758  2.82    853,294    2.08%     1.25%       0.75%
   Other Contracts (Deferred Load, Qualified)            98  2.82        275    2.08%     1.25%       0.75%
   Other Contracts (Non-Qualified)                  142,904  3.21    458,724    2.08%     0.75%       1.26%
Van Kampen Reserve Fund
   Other Contracts                                   51,862  4.56    236,472    1.80%     0.75%       1.06%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                          Investment
                                                                        Unit                Income    Expense  Total Return
Divisions                                                        Units  Value  Net Assets Ratio (a)  Ratio (b)     (c)
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                            260,159 $11.54 $3,001,708    0.87%     1.35%        6.66%
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                             78,653  17.48  1,374,695    0.32%     1.35%       13.17%
American Century VP Value Fund - Class I
   Platinum Investor                                             80,222  16.84  1,350,696    1.77%     1.35%       -6.42%
Credit Suisse Small Cap Core I Portfolio
   Platinum Investor                                             30,447   7.75    235,825    0.00%     1.35%       -2.17%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                             33,264  13.59    452,204    0.50%     1.35%        0.13%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial
  Shares
   Platinum Investor                                            110,282   8.49    936,461    0.58%     1.35%        6.33%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                            110,644  12.27  1,357,818    0.84%     1.35%      -12.26%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                            178,560  14.06  2,511,391    4.60%     1.35%        2.15%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                               766,976   7.81  5,987,620    7.80%     0.40%        2.41%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                  41,232   3.63    149,619    6.09%     1.55%       13.72%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                             35,101  12.21    428,473    5.25%     1.35%       13.62%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                            161,261  15.52  2,503,566    0.66%     1.35%       15.72%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                            168,438  13.38  2,254,080    1.39%     1.35%       -0.09%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                            166,478   9.06  1,508,363    0.44%     1.35%       24.95%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                  13,117   3.61     47,409    3.67%     1.55%        3.81%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                  11,769   3.77     44,354    3.37%     1.55%       15.50%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                             46,724  16.00    747,650    1.93%     1.35%       13.90%
Franklin Templeton Templeton Global Asset Allocation Fund -
  Class 2
   Platinum Investor                                             46,342  17.30    801,576   17.23%     1.35%        8.53%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                              7,602  10.67     81,145    0.16%     1.35%        8.65%
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                             35,254  18.30    645,271    0.47%     1.35%       26.29%
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                             64,147   7.68    492,957    0.07%     1.35%       20.10%
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                             35,212   8.28    291,677    0.56%     1.35%        7.89%
JPMorgan Small Company Portfolio
   Platinum Investor                                             17,782  11.99    213,213    0.01%     1.35%       -6.94%
MFS VIT Core Equity Series - Initial Class *
   Platinum Investor                                             97,210   8.04    781,501    0.38%     1.35%        9.65%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                        Investment
                                                                    Unit                  Income    Expense  Total Return
Divisions                                                  Units    Value   Net Assets  Ratio (a)  Ratio (b)     (c)
-------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                        198,401 $11.14 $  2,210,256    0.00%     1.35%      19.54%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                         35,941   9.59      344,722    0.00%     1.35%       1.13%
MFS VIT Research Series - Initial Class
   Platinum Investor                                         49,511   9.47      468,650    0.75%     1.35%      11.68%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                               3,486   3.12       10,887    1.20%     1.55%      13.82%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                         40,150   9.57      384,289    0.00%     1.35%      20.88%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                         91,335  16.25    1,484,284    4.19%     1.35%       9.14%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                         37,915  11.59      439,482    3.78%     1.35%       3.08%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                        157,458  14.11    2,221,874    4.67%     1.35%       7.27%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                         52,137  12.75      664,971    1.11%     1.35%       3.57%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                         98,236  10.69    1,050,115    0.00%     1.35%      -5.16%
Principal Diversified International Account
   WM Advantage                                           2,337,485   2.38    5,563,291    1.92%     1.40%      16.65%
   WM Strategic Asset Manager                               313,386   8.52    2,668,871    2.24%     1.40%      16.65%
Principal Equity Income Account I *
   WM Advantage                                             534,012   2.15    1,147,516    1.00%     1.40%       3.76%
   WM Strategic Asset Manager                             1,727,148  10.84   18,726,500    1.08%     1.40%       3.76%
Principal Growth Account
   WM Advantage                                           4,031,492   3.84   15,483,725    0.33%     1.40%      21.43%
   WM Strategic Asset Manager                             1,649,245   8.40   13,851,471    0.38%     1.40%      21.43%
Principal Income Account *
   WM Advantage                                           3,221,019   1.99    6,419,245    6.45%     1.40%       4.42%
   WM Strategic Asset Manager                               723,096   7.63    5,519,415    6.35%     1.40%       4.42%
Principal LargeCap Blend Account
   WM Advantage                                           3,049,822   3.07    9,354,128    1.57%     1.40%       4.27%
   WM Strategic Asset Manager                             1,985,545   7.18   14,263,317    1.82%     1.40%       4.27%
Principal MidCap Stock Account *
   WM Advantage                                             321,399   1.89      608,206    1.00%     1.40%      -9.15%
   WM Strategic Asset Manager                               392,189   9.46    3,710,819    1.04%     1.40%      -9.15%
Principal Money Market Account
   WM Advantage                                           1,058,800   1.38    1,463,678    9.62%     1.40%       3.38%
   WM Strategic Asset Manager                               852,477   6.16    5,248,137    9.65%     1.40%       3.38%
Principal Mortgage Securities Account *
   WM Advantage                                           2,709,502   1.76    4,772,626    5.63%     1.40%       5.09%
   WM Strategic Asset Manager                               870,538   7.08    6,167,250    5.48%     1.40%       5.09%
Principal SAM Balanced Portfolio *
   WM Advantage                                           9,080,964   1.64   14,871,269    2.65%     1.40%       7.15%
   WM Strategic Asset Manager                            12,648,509  10.68  135,088,255    2.63%     1.40%       7.15%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                         Investment
                                                                      Unit                 Income    Expense  Total Return
Divisions                                                    Units    Value  Net Assets  Ratio (a)  Ratio (b)     (c)
--------------------------------------------------------------------------------------------------------------------------
Principal SAM Conservative Balanced Portfolio *
   WM Advantage                                               243,469 $ 1.46 $   356,302    3.41%     1.40%        6.05%
   WM Strategic Asset Manager                                 908,866   7.63   6,936,158    3.29%     1.40%        6.05%
Principal SAM Conservative Growth Portfolio *
   WM Advantage                                            10,007,523   1.63  16,292,058    1.77%     1.40%        7.77%
   WM Strategic Asset Manager                               7,865,025  11.34  89,211,881    1.76%     1.40%        7.77%
Principal SAM Flexible Income Portfolio *
   WM Advantage                                               784,471   1.45   1,134,859    4.61%     1.40%        4.60%
   WM Strategic Asset Manager                               2,612,552   8.61  22,481,530    4.59%     1.40%        4.60%
Principal SAM Strategic Growth Portfolio *
   WM Advantage                                               489,271   1.54     751,285    1.20%     1.40%        8.07%
   WM Strategic Asset Manager                               2,774,475  12.38  34,357,492    1.28%     1.40%        8.07%
Principal Short-Term Income Account *
   WM Advantage                                             1,859,331   1.56   2,896,609    5.05%     1.40%        3.04%
   WM Strategic Asset Manager                                 171,382   6.91   1,185,057    5.20%     1.40%        3.04%
Principal SmallCap Growth Account
   WM Advantage                                             2,254,046   2.10   4,743,081    0.00%     1.40%        4.62%
   WM Strategic Asset Manager                                 298,647   6.47   1,931,331    0.00%     1.40%        4.62%
Principal West Coast Equity Account *
   WM Advantage                                               493,871   1.96     965,586    0.70%     1.40%        7.21%
   WM Strategic Asset Manager                               1,175,063  12.64  14,858,353    0.73%     1.40%        7.21%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                          131,767  11.29   1,487,576    1.46%     1.35%       -7.31%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                           35,239  16.73     589,508    1.95%     1.35%        5.56%
Royce Small-Cap Portfolio
   Select Reserve                                             115,790  15.07   1,745,357    0.05%     0.40%       -2.53%
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                                248,995   8.10   2,016,475    3.20%     1.40%        3.98%
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                                195,644  14.58   2,851,910    0.43%     1.40%       38.49%
UIF Equity Growth Portfolio - Class I Shares
   GENERATIONS                                                540,063   9.64   5,208,604    0.00%     1.40%       20.20%
   Platinum Investor                                           66,084  12.49     825,377    0.00%     1.35%       20.26%
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                                388,248  10.46   4,062,095    1.94%     1.40%        5.15%
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                                274,551   6.77   1,858,609    9.08%     1.40%        2.56%
   Platinum Investor                                           42,830  11.55     494,519    8.06%     1.35%        2.61%
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                                309,195   8.83   2,731,262    1.42%     1.40%       12.99%
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                                563,194  14.59   8,216,439    0.66%     1.40%        6.34%
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                                106,192  23.25   2,469,334    1.12%     1.40%      -18.23%
UIF Value Portfolio - Class I Shares
   GENERATIONS                                                691,472   9.03   6,240,815    1.97%     1.40%       -4.42%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                   Investment
                                                                Unit                 Income    Expense  Total Return
Divisions                                               Units   Value  Net Assets  Ratio (a)  Ratio (b)     (c)
--------------------------------------------------------------------------------------------------------------------
VALIC Company I Blue Chip Growth Fund
   Select Reserve                                         9,873 $13.79 $   136,191    0.24%     0.40%      12.63%
VALIC Company I Core Value Fund
   Select Reserve                                         3,985  13.26      52,843    1.83%     0.40%      -0.85%
VALIC Company I Health Sciences Fund
   Select Reserve                                         6,344  15.33      97,242    0.00%     0.40%      17.08%
VALIC Company I International Equities Fund
   Platinum Investor                                     28,177  13.53     381,178    1.74%     1.35%       7.30%
   Select Reserve                                        12,181  14.96     182,208    2.57%     0.40%       8.33%
   VAriety Plus                                          19,026   1.94      36,981    2.58%     1.55%       7.09%
VALIC Company I Mid Cap Index Fund
   Platinum Investor                                    144,238  20.22   2,916,834    0.99%     1.35%       6.19%
   Select Reserve                                        12,328  17.99     221,745    1.05%     0.40%       7.21%
VALIC Company I Money Market I Fund
   Platinum Investor                                    157,697  11.61   1,831,461    4.81%     1.35%       3.29%
   Select Reserve                                       878,323   6.52   5,726,710    4.61%     0.40%       4.28%
VALIC Company I Nasdaq-100 Index Fund
   Platinum Investor                                     60,330   5.82     350,852    0.07%     1.35%      17.01%
VALIC Company I Science & Technology Fund
   Platinum Investor                                     59,726   4.76     284,355    0.00%     1.35%      16.11%
VALIC Company I Small Cap Index Fund
   Platinum Investor                                     33,908  14.97     507,745    0.91%     1.35%      -3.21%
VALIC Company I Social Awareness Fund
   VAriety Plus                                             837   4.01       3,359    1.26%     1.55%       2.78%
VALIC Company I Stock Index Fund
   Platinum Investor                                    289,898  10.88   3,155,269    1.27%     1.35%       3.71%
   Select Reserve                                        42,455  11.95     507,505    1.62%     0.40%       4.70%
   VAriety Plus                                          26,342   5.21     137,140    1.55%     1.55%       3.50%
Van Kampen Comstock Fund
   Other Contracts                                      149,656  34.37   5,143,307    1.91%     0.75%      -2.63%
Van Kampen Corporate Bond Fund
   Other Contracts                                       20,882   7.37     153,829    4.81%     0.75%       4.00%
Van Kampen High Yield Fund
   Other Contracts                                      660,347   6.28   4,145,659    7.06%     0.75%       3.25%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                          346,977  19.35   6,713,200    0.43%     1.40%      11.11%
   Other Contracts (Deferred Load, Non-Qualified)       608,877   7.47   4,549,216    0.41%     1.25%      11.27%
   Other Contracts (Non-Qualified)                       76,465   8.45     646,018    0.41%     0.75%      11.83%
   VAriety Plus                                         186,771   3.74     699,233    0.40%     1.55%      10.94%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                          248,130  13.76   3,413,390    4.87%     1.40%       5.83%
   Other Contracts (Deferred Load, Non-Qualified)       310,321   4.78   1,483,686    4.61%     1.25%       5.99%
   Other Contracts (Deferred Load, Qualified)             5,184   5.05      26,179    4.61%     1.25%       5.99%
   Other Contracts (Non-Qualified)                       71,833   5.53     397,266    4.61%     0.75%       6.53%
   VAriety Plus                                          75,125   2.69     202,339    4.56%     1.55%       5.67%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                        2,182,412  12.80  27,935,222    1.74%     1.40%       1.36%
   Platinum Investor                                     45,963  14.82     681,301    1.84%     1.35%       1.41%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                               Investment
                                                             Unit                Income    Expense  Total Return
Divisions                                             Units  Value  Net Assets Ratio (a)  Ratio (b)     (c)
----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                       278,850 $ 9.69 $2,700,966    4.44%     1.40%       3.24%
   Other Contracts (Deferred Load, Non-Qualified)    377,560   2.80  1,056,189    4.58%     1.25%       3.40%
   Other Contracts (Deferred Load, Qualified)            169   2.80        473    4.58%     1.25%       3.40%
   Other Contracts (Non-Qualified)                   122,325   3.17    387,796    4.58%     0.75%       3.92%
Van Kampen LIT Strategic Growth Portfolio - Class I
   GENERATIONS                                       626,986  14.28  8,952,443    0.05%     1.40%      15.33%
Van Kampen Reserve Fund
   Other Contracts                                    54,005   4.51    243,654    4.29%     0.75%       3.62%
WM VT Growth & Income Fund
   WM Advantage                                            -      -          -    2.46%     1.40%      -0.51%
   WM Strategic Asset Manager                              -      -          -    2.46%     1.40%      -0.51%
WM VT Growth Fund
   WM Advantage                                            -      -          -    0.34%     1.40%       0.21%
   WM Strategic Asset Manager                              -      -          -    0.34%     1.40%       0.21%
WM VT International Growth Fund
   WM Advantage                                            -      -          -    3.93%     1.40%      -1.91%
   WM Strategic Asset Manager                              -      -          -    3.93%     1.40%      -1.91%
WM VT Money Market Fund
   WM Advantage                                            -      -          -    0.12%     1.40%       0.04%
   WM Strategic Asset Manager                              -      -          -    0.12%     1.40%       0.04%
WM VT Small Cap Growth Fund
   WM Advantage                                            -      -          -    0.00%     1.40%      -1.09%
   WM Strategic Asset Manager                              -      -          -    0.00%     1.40%      -1.09%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                        Investment
                                                                      Unit                Income    Expense  Total Return
Divisions                                                      Units  Value  Net Assets Ratio (a)  Ratio (b)     (c)
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                          445,370 $10.82 $4,817,849    1.09%     1.35%       8.18%
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                          136,658  15.44  2,110,498    0.88%     1.35%      26.52%
   Platinum Investor Immediate VA                                   -  17.58          -    0.02%     0.55%      27.53%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                                -      -          -    1.96%     1.35%       5.11%
   Platinum Investor Immediate VA                                   -      -          -    0.00%     0.55%       5.38%
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor Immediate VA                                   -  14.43          -    0.00%     0.55%      18.61%
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                   -  13.45          -    0.00%     0.55%       9.54%
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                   -  10.73          -    2.07%     0.55%       1.06%
American Century VP Value Fund - Class I
   Platinum Investor                                          126,731  17.99  2,280,094    1.51%     1.35%      17.07%
   Platinum Investor Immediate VA                                   -  13.37          -    2.86%     0.55%      18.00%
Credit Suisse Small Cap Core I Portfolio *
   Platinum Investor                                           36,056   7.92    285,465    0.00%     1.35%       3.37%
   Platinum Investor Immediate VA                                   -  10.77          -    0.00%     0.55%       4.19%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                           55,550  13.58    754,197    0.43%     1.35%       6.31%
   Platinum Investor Immediate VA                                   -      -          -    0.77%     0.55%       8.73%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial
  Shares
   Platinum Investor                                          192,291   7.99  1,535,595    0.12%     1.35%       7.74%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                          185,387  13.99  2,592,929    0.42%     1.35%       2.38%
   Platinum Investor Immediate VA                                   -      -          -    0.80%     0.55%       8.61%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                          283,538  13.77  3,904,087    4.54%     1.35%       2.84%
   Platinum Investor Immediate VA                                   -      -          -    2.84%     0.55%      -0.99%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                             766,976   7.62  5,846,749    7.21%     0.40%       8.52%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                41,274   3.19    131,702    2.61%     1.55%       5.67%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                           73,804  10.74    792,912    2.87%     1.35%       5.70%
   Platinum Investor Immediate VA                                   -  11.48          -    5.06%     0.55%       6.55%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                          227,602  13.42  3,053,452    0.93%     1.35%       9.94%
   Platinum Investor Immediate VA                                   -  14.24          -    0.79%     0.55%      10.82%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                          244,134  13.39  3,270,110    2.93%     1.35%      18.33%
   Platinum Investor Immediate VA                                   -  13.62          -    3.12%     0.55%      19.27%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                          260,264   7.25  1,887,204    0.18%     1.35%       5.15%
   Platinum Investor Immediate VA                                   -  11.58          -    0.33%     0.55%       5.99%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                                 Investment Expense Total
                                                                               Unit                Income    Ratio  Return
Divisions                                                               Units  Value  Net Assets Ratio (a)    (b)    (c)
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                         13,181 $ 3.48 $   45,895    2.16%    1.55%  13.95%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                                            -  15.83          -    0.38%    0.55%  11.79%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                         11,837   3.26     38,624    0.84%    1.55%  16.27%
Franklin Templeton Franklin Small Cap Value Securities Fund - Class 2
   Platinum Investor Immediate VA                                            -  14.52          -    0.00%    0.55%  16.34%
Franklin Templeton Franklin U.S. Government Fund - Class 2
   Platinum Investor Immediate VA                                            -  10.89          -    0.04%    0.55%   3.45%
Franklin Templeton Mutual Shares Securities Fund - Class 2
   Platinum Investor Immediate VA                                            -  14.24          -    0.00%    0.55%  17.73%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                                    82,948  14.05  1,165,299    1.12%    1.35%  19.82%
   Platinum Investor Immediate VA                                            -  15.22          -    0.01%    0.55%  20.78%
Franklin Templeton Templeton Global Asset Allocation Fund - Class 2
   Platinum Investor                                                    68,436  15.94  1,090,711    6.85%    1.35%  19.49%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                                    11,212   9.82    110,158    0.10%    1.35%   7.11%
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                                    47,209  14.49    684,202    1.86%    1.35%  44.67%
   Platinum Investor Immediate VA                                            -  23.20          -    0.01%    0.55%  45.83%
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                                   104,026   6.40    665,629    0.00%    1.35%  11.79%
   Platinum Investor Immediate VA                                            -  14.31          -    0.00%    0.55%  12.69%
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                                    61,569   7.68    472,710    1.57%    1.35%  16.36%
   Platinum Investor Immediate VA                                            -      -          -    0.00%    0.55%   5.43%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                                            -      -          -    0.00%    0.55%   6.76%
JPMorgan Small Company Portfolio
   Platinum Investor                                                    29,569  12.88    380,989    0.00%    1.35%  13.47%
   Platinum Investor Immediate VA                                            -  14.04          -    0.00%    0.55%  14.38%
LEVCO Equity Value Fund
   Select Reserve                                                            -      -          -    0.00%    0.40%   4.42%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                                   156,062   7.33  1,144,200    0.46%    1.35%  12.28%
   Platinum Investor Immediate VA                                            -      -          -    0.00%    0.55%   4.81%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                                   328,642   9.32  3,062,734    0.00%    1.35%   6.45%
   Platinum Investor Immediate VA                                            -      -          -    0.00%    0.55%   6.97%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                                    56,286   9.48    533,801    0.00%    1.35%  11.70%
   Platinum Investor Immediate VA                                            -  12.74          -    0.00%    0.55%  12.60%
MFS VIT Research Series - Initial Class
   Platinum Investor                                                    80,884   8.48    685,546    0.53%    1.35%   9.00%
   Platinum Investor Immediate VA                                            -  13.20          -    1.03%    0.55%   9.87%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                      Investment
                                                                    Unit                Income    Expense
Divisions                                                    Units  Value  Net Assets Ratio (a)  Ratio (b) Total Return (c)
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                               3,487 $ 2.74 $    9,569    0.81%     1.55%         8.97%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                         71,337   7.92    564,863    0.00%     1.35%        13.16%
   Platinum Investor Immediate VA                                 -  14.47          -    0.00%     0.55%        14.07%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                 -  12.48          -    4.28%     0.55%        10.54%
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                 -  15.61          -    2.13%     0.55%        17.05%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                        176,349  14.89  2,625,774    4.04%     1.35%        -0.64%
   Platinum Investor Immediate VA                                 -  10.86          -    3.22%     0.55%         0.15%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                         83,935  11.24    943,847    4.47%     1.35%         2.88%
   Platinum Investor Immediate VA                                 -  10.65          -    3.35%     0.55%         3.70%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                        241,434  13.15  3,175,850    4.43%     1.35%         2.45%
   Platinum Investor Immediate VA                                 -  11.02          -    3.46%     0.55%         3.27%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                         91,000  12.31  1,120,606    1.27%     1.35%        15.07%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                        153,427  11.27  1,729,249    0.00%     1.35%         4.18%
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                                 -  11.70          -   11.51%     0.55%         5.71%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                        198,358  12.18  2,415,846    1.49%     1.35%        14.36%
   Platinum Investor Immediate VA                                 -      -          -    3.16%     0.55%         5.69%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                         62,530  15.85    990,908    1.18%     1.35%        25.52%
   Platinum Investor Immediate VA                                 -  16.62          -    2.62%     0.55%        26.53%
Royce Small-Cap Portfolio
   Select Reserve                                           115,790  15.46  1,790,648    0.06%     0.40%        15.11%
SunAmerica Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                                 -  13.85          -    0.00%     0.55%        12.67%
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                                 -  11.88          -    0.02%     0.55%        10.26%
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                              316,768   7.79  2,467,153    3.86%     1.40%         2.29%
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                              240,565  10.53  2,532,129    0.79%     1.40%        35.24%
UIF Equity Growth Portfolio - Class I Shares
   GENERATIONS                                              699,412   8.02  5,611,767    0.00%     1.40%         2.66%
   Platinum Investor                                        108,843  10.39  1,130,387    0.00%     1.35%         2.71%
   Platinum Investor Immediate VA                                 -      -          -    0.00%     0.55%         1.33%
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                              462,673   9.95  4,603,818    1.55%     1.40%        19.53%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                Investment
                                                             Unit                 Income    Expense
Divisions                                             Units  Value  Net Assets  Ratio (a)  Ratio (b) Total Return (c)
---------------------------------------------------------------------------------------------------------------------
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                       392,179 $ 6.60 $ 2,588,719    8.01%     1.40%         7.12%
   Platinum Investor                                  66,703  11.25     750,584    7.77%     1.35%         7.17%
   Platinum Investor Immediate VA                          -      -           -    0.00%     0.55%         2.46%
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                       417,752   7.82   3,265,985    0.10%     1.40%        23.40%
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                       756,828  13.72  10,383,305    0.28%     1.40%        19.02%
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                       146,918  28.44   4,178,031    1.10%     1.40%        36.13%
UIF Value Portfolio - Class I Shares
   GENERATIONS                                       902,459   9.44   8,521,901    1.75%     1.40%        15.27%
VALIC Company I Blue Chip Growth Fund
   Select Reserve                                      8,108  12.25      99,292    0.17%     0.40%         9.01%
VALIC Company I Core Value Fund *
   Select Reserve                                      3,985  13.37      53,295    0.78%     0.40%        16.68%
VALIC Company I Health Sciences Fund
   Select Reserve                                      4,648  13.09      60,852    0.00%     0.40%         8.02%
VALIC Company I International Equities Fund
   Platinum Investor                                  51,260  12.61     646,255    1.21%     1.35%        21.41%
   Platinum Investor Immediate VA                          -  16.20           -    0.00%     0.55%        22.39%
   Select Reserve                                     10,809  13.81     149,242    1.03%     0.40%        22.57%
   VAriety Plus                                       16,610   1.82      30,149    1.60%     1.55%        21.17%
VALIC Company I Mid Cap Index Fund
   Platinum Investor                                 214,591  19.04   4,086,546    0.40%     1.35%         8.50%
   Platinum Investor Immediate VA                          -  13.67           -    0.00%     0.55%         9.37%
   Select Reserve                                     16,302  16.78     273,495    0.38%     0.40%         9.54%
VALIC Company I Money Market I Fund
   Platinum Investor                                 201,624  11.24   2,267,051    5.17%     1.35%         3.22%
   Platinum Investor Immediate VA                          -  10.66           -    0.00%     0.55%         4.05%
   Select Reserve                                    887,949   6.25   5,551,833    4.51%     0.40%         4.20%
VALIC Company I Nasdaq-100 Index Fund
   Platinum Investor                                  73,708   4.97     366,351    0.06%     1.35%         5.23%
   Platinum Investor Immediate VA                          -  11.87           -    0.00%     0.55%         6.08%
VALIC Company I Science & Technology Fund
   Platinum Investor                                  71,722   4.10     294,097    0.00%     1.35%         4.43%
   Platinum Investor Immediate VA                          -  11.36           -    0.00%     0.55%         5.27%
VALIC Company I Small Cap Index Fund
   Platinum Investor                                  48,188  15.47     745,538    0.31%     1.35%        16.48%
   Platinum Investor Immediate VA                          -  13.98           -    0.00%     0.55%        17.42%
VALIC Company I Social Awareness Fund
   VAriety Plus                                          838   3.90       3,270    0.73%     1.55%        13.75%
VALIC Company I Stock Index Fund
   Platinum Investor                                 451,967  10.49   4,743,321    0.72%     1.35%        13.86%
   Platinum Investor Immediate VA                          -  12.87           -    0.00%     0.55%        14.78%
   Select Reserve                                     42,638  11.42     486,792    0.73%     0.40%        14.95%
   VAriety Plus                                       28,656   5.03     144,140    0.63%     1.55%        13.64%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                      Investment
                                                                  Unit                  Income    Expense
Divisions                                                Units    Value   Net Assets  Ratio (a)  Ratio (b) Total Return (c)
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Comstock Fund
   Other Contracts                                        157,068 $35.30 $  5,543,855    2.02%     0.75%        15.20%
Van Kampen Corporate Bond Fund
   Other Contracts                                         20,882   7.08      147,920    3.41%     0.75%         3.08%
Van Kampen High Yield Fund
   Other Contracts                                        719,363   6.08    4,374,187    6.48%     0.75%         7.45%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                            468,303  17.41    8,154,865    0.46%     1.40%         5.59%
   Other Contracts (Deferred Load, Non-Qualified)         666,481   6.71    4,475,082    0.40%     1.25%         5.75%
   Other Contracts (Non-Qualified)                         76,465   7.55      577,655    0.40%     0.75%         6.28%
   VAriety Plus                                           187,705   3.37      633,440    0.42%     1.55%         5.44%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                            346,226  13.00    4,500,338    4.78%     1.40%         1.91%
   Other Contracts (Deferred Load, Non-Qualified)         321,385   4.51    1,449,706    4.53%     1.25%         2.06%
   Other Contracts (Deferred Load, Qualified)               4,179   4.76       19,911    4.53%     1.25%         2.06%
   Other Contracts (Non-Qualified)                         73,361   5.19      380,858    4.53%     0.75%         2.57%
   VAriety Plus                                            75,436   2.55      192,270    4.39%     1.55%         1.75%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                          2,931,847  12.63   37,023,531    1.22%     1.40%        14.62%
   Platinum Investor                                       92,535  14.62    1,352,494    1.24%     1.35%        14.68%
   Platinum Investor Immediate VA                               -  14.09            -    2.43%     0.55%        15.60%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                            313,943   9.38    2,945,338    3.25%     1.40%         2.97%
   Other Contracts (Deferred Load, Non-Qualified)         410,534   2.71    1,110,670    4.21%     1.25%         3.12%
   Other Contracts (Non-Qualified)                        122,325   3.05      373,164    4.21%     0.75%         3.64%
Van Kampen LIT Strategic Growth Portfolio - Class I *
   GENERATIONS                                            843,905  12.38   10,448,335    0.00%     1.40%         1.43%
Van Kampen Reserve Fund
   Other Contracts                                         58,501   4.35      254,712    4.05%     0.75%         3.37%
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                               -  11.89            -   14.77%     0.55%         7.68%
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                               -  18.59            -    4.75%     0.55%        34.19%
WM VT Balanced Portfolio
   WM Advantage                                        11,516,529   1.53   17,601,885    2.07%     1.40%         9.07%
   WM Strategic Asset Manager                          19,470,713   9.97  194,080,268    2.15%     1.40%         9.07%
WM VT Conservative Balanced Portfolio
   WM Advantage                                           270,775   1.38      373,663    2.72%     1.40%         7.32%
   WM Strategic Asset Manager                           1,493,185   7.20   10,745,600    2.64%     1.40%         7.32%
WM VT Conservative Growth Portfolio
   WM Advantage                                        12,969,304   1.51   19,592,313    1.53%     1.40%        10.64%
   WM Strategic Asset Manager                          12,615,027  10.53  132,779,618    1.58%     1.40%        10.64%
WM VT Equity Income Fund
   WM Advantage                                           788,876   2.07    1,633,682    1.83%     1.40%        16.53%
   WM Strategic Asset Manager                           2,465,206  10.45   25,759,147    1.74%     1.40%        16.53%
WM VT Flexible Income Portfolio
   WM Advantage                                           881,583   1.38    1,219,226    4.50%     1.40%         5.36%
   WM Strategic Asset Manager                           3,943,217   8.23   32,438,902    4.07%     1.40%         5.36%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                    Investment
                                                 Unit                 Income    Expense
Divisions                                Units   Value  Net Assets  Ratio (a)  Ratio (b) Total Return (c)
---------------------------------------------------------------------------------------------------------
WM VT Growth & Income Fund
   WM Advantage                        3,891,950 $ 2.96 $11,507,229    1.43%     1.40%        10.32%
   WM Strategic Asset Manager          3,185,003   6.92  22,055,921    1.48%     1.40%        10.32%
WM VT Growth Fund
   WM Advantage                        4,920,948   3.16  15,531,819    0.11%     1.40%         3.48%
   WM Strategic Asset Manager          2,464,322   6.90  17,008,754    0.12%     1.40%         3.48%
WM VT Income Fund
   WM Advantage                        4,103,763   1.91   7,832,245    5.75%     1.40%         3.45%
   WM Strategic Asset Manager          1,060,957   7.31   7,755,463    5.90%     1.40%         3.45%
WM VT International Growth Fund
   WM Advantage                        2,854,402   2.08   5,937,296    1.44%     1.40%        18.87%
   WM Strategic Asset Manager            458,616   7.44   3,413,400    1.52%     1.40%        18.87%
WM VT Mid Cap Stock Fund
   WM Advantage                          462,219   2.08     962,766    1.70%     1.40%        15.26%
   WM Strategic Asset Manager            599,565  10.41   6,244,219    1.78%     1.40%        15.26%
WM VT Money Market Fund
   WM Advantage                        1,179,344   1.34   1,576,493    4.39%     1.40%         2.91%
   WM Strategic Asset Manager          1,276,306   5.95   7,597,960    3.70%     1.40%         2.91%
WM VT Short Term Income Fund
   WM Advantage                        2,358,215   1.51   3,565,409    4.38%     1.40%         3.14%
   WM Strategic Asset Manager            270,706   6.71   1,816,608    4.44%     1.40%         3.14%
WM VT Small Cap Growth Fund
   WM Advantage                        2,668,182   2.03   5,425,768    0.00%     1.40%         5.34%
   WM Strategic Asset Manager            477,041   6.25   2,981,277    0.00%     1.40%         5.34%
WM VT Strategic Growth Portfolio
   WM Advantage                          612,372   1.42     870,067    1.08%     1.40%        11.49%
   WM Strategic Asset Manager          4,197,173  11.46  48,092,536    1.09%     1.40%        11.49%
WM VT U.S. Government Securities Fund
   WM Advantage                        3,672,369   1.68   6,155,578    4.61%     1.40%         3.01%
   WM Strategic Asset Manager          1,358,726   6.74   9,159,888    5.04%     1.40%         3.01%
WM VT West Coast Equity Fund
   WM Advantage                          605,713   1.82   1,104,647    0.50%     1.40%        10.48%
   WM Strategic Asset Manager          1,718,444  11.79  20,268,636    0.53%     1.40%        10.48%

(a)These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reduction in the unit value. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund in which the Divisions invest.

(b)These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each year indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c)These amounts represent the total return for the years indicated, including changes in the value of the underlying Division, and reflect deductions for those expenses that result in a direct reduction to unit values. The total return does not include contract charges deducted directly from account values. For the years ended December 31, 2010, 2009, 2008, 2007 and 2006, a total return was calculated using the initial unit value for the Division if the Division became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

 * Fund Name Changes
   2006
   -Effective February 21, 2006, VALIC Company I Income & Growth Fund changed its name to VALIC Company I Core Value Fund.
   -Effective August 15, 2006, Van Kampen LIT Emerging Growth Portfolio - Class I changed its name to Van Kampen LIT Strategic Growth Portfolio - Class I. -Effective December 1, 2006, Credit Suisse Small Cap Growth Portfolio
   changed its name to Credit Suisse Small Cap Core I Portfolio.
   2007
   -Effective January 5, 2007, WM VT Equity Income Fund changed its name to Principal Equity Income Account I.
   -Effective January 5, 2007, WM VT Income Fund changed its name to Principal Income Account.
   -Effective January 5, 2007, WM VT Mid Cap Stock Fund changed its name to Principal MidCap Stock Account.
   -Effective January 5, 2007, WM VT U.S. Government Securities Fund changed its name to Principal Mortgage Securities Account.
   -Effective January 5, 2007, WM VT Balanced Portfolio changed its name to Principal SAM Balanced Portfolio.
   -Effective January 5, 2007, WM VT Conservative Balanced Portfolio changed its name to Principal SAM Conservative Balanced Portfolio.
   -Effective January 5, 2007, WM VT Conservative Growth Portfolio changed its name to Principal SAM Conservative Growth Portfolio.
   -Effective January 5, 2007, WM VT Flexible Income Portfolio changed its name to Principal SAM Flexible Income Portfolio.
   -Effective January 5, 2007, WM VT Strategic Growth Portfolio changed its name to Principal SAM Strategic Growth Portfolio.
   -Effective January 5, 2007, WM VT Short Term Income Fund changed its name to Principal Short-Term Income Account.
   -Effective January 5, 2007, WM VT West Coast Equity Fund changed its name to Principal West Coast Equity Account.
   -Effective May 1, 2007, MFS VIT Capital Opportunities Series - Initial Class changed its name to MFS VIT Core Equity Series - Initial Class.
   2008
   -Effective May 1, 2008, MFS VIT Emerging Growth Series - Initial Class changed its name to MFS VIT Growth Series - Initial Class.
   -Effective May 1, 2008, UIF Equity Growth Portfolio - Class I Shares changed its name to UIF Capital Growth Portfolio - Class I Shares.
   -Effective May 1, 2008, VALIC Company I Blue Chip Growth Fund changed its name to AIG Retirement Company I Blue Chip Growth Fund.
   -Effective May 1, 2008, VALIC Company I Core Value Fund changed its name to AIG Retirement Company I Core Value Fund.
   -Effective May 1, 2008, VALIC Company I Health Sciences Fund changed its name to AIG Retirement Company I Health Sciences Fund.
   -Effective May 1, 2008, VALIC Company I International Equities Fund changed its name to AIG Retirement Company I International Equities Fund.
   -Effective May 1, 2008, VALIC Company I Mid Cap Index Fund changed its name to AIG Retirement Company I Mid Cap Index Fund.
   -Effective May 1, 2008, VALIC Company I Money Market I Fund changed its name to AIG Retirement Company I Money Market I Fund.
   -Effective May 1, 2008, VALIC Company I Nasdaq-100 Index Fund changed its name to AIG Retirement Company I Nasdaq-100 Index Fund.
   -Effective May 1, 2008, VALIC Company I Science & Technology Fund changed its name to AIG Retirement Company I Science & Technology Fund.
   -Effective May 1, 2008, VALIC Company I Small Cap Index Fund changed its name to AIG Retirement Company I Small Cap Index Fund.
   -Effective May 1, 2008, VALIC Company I Social Awareness Fund changed its name to AIG Retirement Company I Social Awareness Fund.
   -Effective May 1, 2008, VALIC Company I Stock Index Fund changed its name to AIG Retirement Company I Stock Index Fund.
   -Effective May 1, 2008, Van Kampen LIT Strategic Growth Portfolio - Class I changed its name to Van Kampen LIT Capital Growth Portfolio - Class I.
   2009
   -Effective April 24, 2009, JPMorgan Small Company Portfolio changed its name to JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1.
   -Effective May 1, 2009, Credit Suisse Small Cap Core I Portfolio changed its name to Credit Suisse U.S. Equity Flex I Portfolio.
   -Effective May 1, 2009, Janus Aspen Mid Cap Growth Portfolio - Service
   Shares changed its name to Janus Aspen Enterprise Portfolio - Service Shares. -Effective May 1, 2009, Janus Aspen International Growth Portfolio - Service Shares changed its name to Janus Aspen Overseas Portfolio - Service
   Shares.
   -Effective May 1, 2009, Janus Aspen Worldwide Growth Portfolio - Service Shares changed its name to Janus Aspen Worldwide Portfolio - Service Shares. -Effective May 1, 2009, Principal Equity Income Account I changed its name to Principal Equity Income Account.
   -Effective May 1, 2009, Principal LargeCap Blend Account changed its name to Principal LargeCap Blend Account II.
   -Effective May 1, 2009, Principal Growth Account changed its name to Principal LargeCap Growth Account.
   -Effective May 1, 2009, Principal SmallCap Growth Account changed its name to Principal SmallCap Growth Account II.
   -Effective May 1, 2009, AIG Retirement Company I Blue Chip Growth Fund changed its name to VALIC Company I Blue Chip Growth Fund.
   -Effective May 1, 2009, AIG Retirement Company I Core Value Fund changed its name to VALIC Company I Core Value Fund.
   -Effective May 1, 2009, AIG Retirement Company I Health Sciences Fund changed its name to VALIC Company I Health Sciences Fund.
   -Effective May 1, 2009, AIG Retirement Company I International Equities Fund changed its name to VALIC Company I International Equities Fund.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

 * Fund Name Changes - Continued
   2009 - Continued
   -Effective May 1, 2009, AIG Retirement Company I Mid Cap Index Fund changed its name to VALIC Company I Mid Cap Index Fund.
   -Effective May 1, 2009, AIG Retirement Company I Money Market I Fund changed its name to VALIC Company I Money Market I Fund.
   -Effective May 1, 2009, AIG Retirement Company I Nasdaq-100 Index Fund changed its name to VALIC Company I Nasdaq-100 Index Fund.
   -Effective May 1, 2009, AIG Retirement Company I Science & Technology Fund changed its name to VALIC Company I Science & Technology Fund.
   -Effective May 1, 2009, AIG Retirement Company I Small Cap Index Fund changed its name to VALIC Company I Small Cap Index Fund.
   -Effective May 1, 2009, AIG Retirement Company I Social Awareness Fund changed its name to VALIC Company I Social Awareness Fund.
   -Effective May 1, 2009, AIG Retirement Company I Stock Index Fund changed its name to VALIC Company I Stock Index Fund.
   -Effective June 30, 2009, Principal West Coast Equity Account changed its name to Principal Capital Appreciation Account.
   -Effective October 1, 2009, VALIC Company I Social Awareness Fund changed its name to VALIC Company I Global Social Awareness Fund.
   2010
   -Effective February 1, 2010, Putnam VT International Growth and Income Fund
   - Class IB changed its name to Putnam VT International Value Fund
   - Class IB.
   -Effective February 1, 2010, VALIC Company I Core Value Fund changed its name to VALIC Company I Dividend Value Fund.
   -Effective April 19, 2010, Dreyfus VIF Developing Leaders Portfolio - Initial Shares changed its name to Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Shares.
   -Effective April 30, 2010, AIM V.I. Core Equity Fund - Series I changed its name to Invesco V.I. Core Equity Fund - Series I.
   -Effective April 30, 2010, AIM V.I. International Growth Fund - Series I changed its name to Invesco V.I. International Growth Fund - Series I. -Effective April 30, 2010, Goldman Sachs VIT Capital Growth Fund - Institutional Shares changed its name to Goldman Sachs VIT Strategic Growth Fund - Institutional Shares.
   -Effective June 1, 2010, Van Kampen LIT Capital Growth Portfolio - Class I changed its name to Invesco Van Kampen V.I. Capital Growth Fund - Series I. -Effective June 1, 2010, UIF Global Value Equity Portfolio - Class I Shares changed its name to Invesco Van Kampen V.I. Global Value Equity Fund - Series I.
   -Effective June 1, 2010, Van Kampen LIT Government Portfolio - Class I changed its name to Invesco Van Kampen V.I. Government Fund - Series I. -Effective June 1, 2010, Van Kampen LIT Growth and Income Portfolio - Class I changed its name to Invesco Van Kampen V.I. Growth and Income Fund - Series I.
   -Effective June 1, 2010, UIF High Yield Portfolio - Class I Shares changed its name to Invesco Van Kampen V.I. High Yield Fund - Series I.
   -Effective June 1, 2010, UIF U.S. Mid Cap Value Portfolio - Class I Shares changed its name to Invesco Van Kampen V.I. Mid Cap Value Fund - Series I. -Effective June 1, 2010, UIF Value Portfolio - Class I Shares changed its name to Invesco Van Kampen V.I. Value Fund - Series I.
   -Effective June 1, 2010, Van Kampen Comstock Fund changed its name to Invesco Van Kampen Comstock Fund - Class A.
   -Effective June 1, 2010, Van Kampen Corporate Bond Fund changed its name to Invesco Van Kampen Corporate Bond Fund - Class A.
   -Effective June 1, 2010, Van Kampen High Yield Fund changed its name to Invesco Van Kampen High Yield Fund - Class A.
   -Effective June 4, 2010, Van Kampen Money Market Fund changed its name to Invesco Money Market Fund - Class A5.
   -Effective October 29, 2010, UIF International Magnum Portfolio - Class I Shares changed its name to UIF Global Tactical Asset Allocation Portfolio - Class I Shares.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE H - EVENTS RELATED TO AIG

On March 8, 2010, American International Group announced a definitive agreement for the sale of American Life Insurance Company ("ALICO"), one of the world's largest and most diversified international life insurance companies, to MetLife, Inc. ("MetLife") for approximately $15.5 billion, including $6.8 billion in cash and the remainder in equity securities of MetLife, subject to closing adjustments. The ALICO sale closed on November 1, 2010. The fair value of the consideration at closing was approximately $16.2 billion.

American International Group closed the sale of a portion of its asset management business to Pacific Century Group at the end of March 2010, and the divested portion of the asset management business has been branded as PineBridge Investments. In connection with the closing of the sale, the Company's investment advisory agreement previously entered into with AIG Global Investment Corp. was assigned to AIG Asset Management (U.S.), LLC ("AMG"), an American International Group affiliate, and the majority of the Company's invested assets are currently managed by AMG.

On September 30, 2010, American International Group entered into an agreement-in-principle with the U.S. Department of the Treasury (the "Department of the Treasury"), the Federal Reserve Bank of New York (the "New York Fed"), and the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), for a series of integrated transactions to recapitalize American International Group (the
"Recapitalization"). American International Group completed the
Recapitalization on January 14, 2011.

On October 29, 2010, American International Group completed an initial public offering of 8.08 billion ordinary shares of AIA Group Limited for aggregate gross proceeds of approximately $20.51 billion. Upon completion of the initial public offering, American International Group owned approximately 33 percent of AIA Group Limited's outstanding shares.

Additional information on American International Group is publicly available in its regulatory filings with the U.S. Securities and Exchange Commission ("SEC"). Information regarding American International Group as described in these footnotes is qualified by regulatory filings American International Group files from time to time with the SEC.

On January 14, 2011, American International Group completed the Recapitalization with the New York Fed, the Department of the Treasury, and the Trust. As part of the Recapitalization, American International Group repaid to the New York Fed approximately $21 billion in cash, representing complete repayment of all amounts owing under American International Group's revolving credit facility with the New York Fed (the "New York Fed credit facility"), and the New York Fed credit facility was terminated. In addition, (i) the shares of American International Group's Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share, held by the Trust were exchanged for 562,868,096 shares of American International Group common stock and were subsequently transferred by the Trust to the Department of the Treasury;
(ii) the shares of American International Group's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share, held by the Department of the Treasury were exchanged for (a) preferred interests in two special purpose vehicles, (b) 20,000 shares of American International Group's Series G Cumulative Mandatory Convertible Preferred Stock, par value $5.00 per share, a new series of TARP preferred stock, and (c) 167,623,733 shares of American International Group common stock. As a result of the Recapitalization, the Department of the Treasury held 1,655,037,962 shares of newly issued American International Group common stock, representing ownership of approximately 92 percent of the outstanding American International Group common stock at December 31, 2010. After the share exchange and distribution were completed, the Trust terminated pursuant to the terms and conditions of the agreement that established the Trust. It is expected that over time the Department of the Treasury will sell its shares of American International Group common stock on the open market.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE H - EVENTS RELATED TO AIG - CONTINUED

On March 10, 2011, American International Group submitted a binding bid to the New York Fed to purchase all of the residential mortgage backed securities ("RMBS") owned by Maiden Lane II LLC for $15.7 billion in cash. If the New York Fed accepted the binding bid, it was anticipated that the Company (along with certain other American International Group companies) would be a purchaser of certain of these RMBS. On March 30, 2011, the New York Fed announced that it was declining American International Group's offer to purchase all of the RMBS held in the Maiden Lane II portfolio and instead would sell these securities through a competitive process.

On March 30, 2011, American International Group and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). Among other things, the CMA provides that American International Group would maintain the Company's total adjusted capital (as defined under applicable insurance laws) at or above a certain specified minimum percentage of the Company's projected company action level RBC (as defined under applicable insurance laws). The CMA also provides that if the Company's total adjusted capital is in excess of a certain specified minimum percentage of the Company's company action level RBC (as reflected in the Company's quarterly or annual statutory financial statement), subject to board and regulatory approval(s), the Company would declare and pay ordinary dividends to its equity holders in an amount in excess of that required to maintain the specified minimum percentage.

                         AMERICAN HOME ASSURANCE COMPANY

                                NAIC CODE: 19380

                      STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                         AMERICAN HOME ASSURANCE COMPANY

                      STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                TABLE OF CONTENTS

Report of Independent Auditors............................................................    2
Statements of Admitted Assets.............................................................    3
Statements of Liabilities, Capital and Surplus............................................    4
Statements of Income and Changes in Capital and Surplus...................................    5
Statements of Cash Flow...................................................................    6
Note 1 - Organization and Summary of Significant Statutory Basis Accounting Policies......    7
Note 2 - Accounting Adjustments to Statutory Basis Financial Statements...................   19
Note 3 - Investments......................................................................   23
Note 4 - Reserves for Losses and LAE......................................................   36
Note 5 - Related Party Transactions.......................................................   40
Note 6 - Reinsurance......................................................................   51
Note 7 - Deposit Accounting Assets and Liabilities........................................   57
Note 8 - Federal Income Taxes.............................................................   59
Note 9 - Pension Plans and Deferred Compensation Arrangements.............................   68
Note 10 - Capital and Surplus and Dividend Restrictions...................................   72
Note 11 - Contingencies...................................................................   74
Note 12 - Other Significant Matters.......................................................   85
Note 13 - Subsequent Events...............................................................   86

                         REPORT OF INDEPENDENT AUDITORS


To the Board of Directors and Shareholder of American Home Assurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities, capital and surplus of American Home Assurance Company (the Company) as of December 31, 2010 and 2009, and the related statutory statements of income and changes in capital and surplus, and cash flow for each of the three years then ended December 31, 2010. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2010 and 2009, or the results of its operations or its cash flows for each of the three years then ended December 31, 2010.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years then ended December 31, 2010, on the basis of accounting described in Note 1.

As described in Note 2 to the financial statements, during 2009, the Company adopted SSAP No. 10R, Income Taxes -- Revised, A Temporary Replacement to SSAP No. 10, and has reflected the effect of this adoption within Changes in accounting principles on the Statements of Changes in Capital and Surplus.


/s/ PricewaterhouseCoopers LLP

New York, NY


April 29, 2011

                         AMERICAN HOME ASSURANCE COMPANY

                          STATEMENTS OF ADMITTED ASSETS
                                 STATUTORY BASIS
                        AS OF DECEMBER 31, 2010 AND 2009
                                 (000'S OMITTED)

AS OF DECEMBER 31,                                                          2010           2009
---------------------------------------------------------------------   ------------   ------------
Cash and invested assets:
  Bonds, primarily at amortized cost (fair value: 2010 - $15,493,142;
    2009 - $16,447,457)                                                 $ 15,148,888   $ 16,002,641
  Stocks:
  Common stocks, at fair value adjusted for non-admitted assets
    (cost: 2010 - $371,153; 2009 - $586,509)                                 397,460      1,031,425
  Preferred stocks, primarily at fair value
    (cost: 2010 - $79,211; 2009 - $107,923)                                   90,886        121,584
  Other invested assets, primarily at equity
    (cost: 2010 - $1,361,568; 2009 - $1,315,957)                           1,574,423      1,382,807
  Short-term investments, at amortized cost (approximates fair value)      2,439,897      1,322,118
  Cash                                                                       181,013         65,611
  Receivable for securities                                                    1,146          1,582
                                                                        ------------   ------------
     TOTAL CASH AND INVESTED ASSETS                                       19,833,713     19,927,768
                                                                        ------------   ------------

Investment income due and accrued                                            189,859        207,602
Agents' balances or uncollected premiums:
  Premiums in course of collection                                           435,547        464,967
  Premiums and installments booked but deferred and not yet due              409,915        386,394
  Accrued retrospective premiums                                           1,447,644      1,505,393
Amounts billed and receivable from high deductible policies                   32,948         12,387
Reinsurance recoverable on loss payments                                     433,305        504,738
Funds held by or deposited with reinsurers                                    41,961         24,762
Deposit accounting assets                                                        686          1,595
Deposit accounting assets - funds held                                        88,515         88,515
Federal income taxes recoverable from affiliates                                  --        366,126
Net deferred tax assets                                                      782,765        709,846
Equities in underwriting pools and associations                              544,719        570,343
Receivables from parent, subsidiaries and affiliates                       1,992,253         90,835
Other admitted assets                                                        182,765        141,657
                                                                        ------------   ------------
     TOTAL ADMITTED ASSETS                                              $ 26,416,595   $ 25,002,928
                                                                        ============   ============

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                 STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS
                                 STATUTORY BASIS
                        AS OF DECEMBER 31, 2010 AND 2009
                    (000'S OMITTED EXCEPT SHARE INFORMATION)

AS OF DECEMBER 31,                                                  2010           2009
-------------------------------------------------------------   ------------   ------------
                                        Liabilities

Reserves for losses and loss adjustment expenses                $ 14,383,093   $ 13,482,501
Unearned premium reserves                                          3,213,423      3,666,815
Commissions, premium taxes, and other expenses payable               237,988        222,097
Reinsurance payable on paid loss and loss adjustment expenses        155,082        231,976
Current federal taxes payable to parent                               60,666              -
Funds held by company under reinsurance treaties                     136,869        153,878
Provision for reinsurance                                             99,443         88,624
Ceded reinsurance premiums payable, net of ceding commissions        405,324        316,019
Deposit accounting liabilities                                       189,891        178,479
Deposit accounting liabilities - funds held                              990              -
Collateral deposit liability                                         404,450        417,834
Payable to parent, subsidiaries and affiliates                       204,326         70,668
Derivatives                                                            4,250              -
Other liabilities                                                    247,701        301,683
                                                                ------------   ------------
  TOTAL LIABILITIES                                               19,743,496     19,130,574
                                                                ------------   ------------

                                     Capital and Surplus

Common capital stock, $15.00 par value, 1,758,158
  shares authorized, 1,695,054 shares issued and outstanding          25,426         25,426
Capital in excess of par value                                     6,034,992      4,087,717
Unassigned surplus                                                   351,265      1,485,897
Special surplus tax - SSAP 10R                                       260,922        272,916
Special surplus funds from retroactive reinsurance                       494            398
                                                                ------------   ------------
  TOTAL CAPITAL AND SURPLUS                                        6,673,099      5,872,354
                                                                ------------   ------------
  TOTAL LIABILITIES, CAPITAL, AND SURPLUS                       $ 26,416,595   $ 25,002,928
                                                                ============   ============

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

             STATEMENTS OF INCOME AND CHANGES IN CAPITAL AND SURPLUS
                                 STATUTORY BASIS
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                 (000'S OMITTED)

FOR THE YEARS ENDED DECEMBER 31,                                                  2010           2009           2008
---------------------------------------------------------------------------   -----------    -----------    -----------
                                                       Statements of Income

Underwriting income:
  Premiums earned                                                             $ 5,648,764    $ 6,354,545    $ 7,393,221
                                                                              -----------    -----------    -----------
Underwriting deductions:
  Losses incurred                                                               5,066,245      4,699,991      4,800,023
  Loss adjustment expenses incurred                                               912,853        768,136        742,400
  Other underwriting expenses incurred                                          1,674,370      1,646,098      1,846,019
                                                                              -----------    -----------    -----------
Total underwriting deductions                                                   7,653,468      7,114,225      7,388,442
                                                                              -----------    -----------    -----------
NET UNDERWRITING (LOSS) INCOME                                                 (2,004,704)      (759,680)         4,779
                                                                              -----------    -----------    -----------
Investment income:
  Net investment income earned                                                    769,130        791,263        912,331
  Net realized capital gains (losses) (net of capital gains taxes:
  2010 - $169,323; 2009 - $57,389; 2008 - $(270,995))                             294,941         93,056       (671,273)
                                                                              -----------    -----------    -----------
NET INVESTMENT GAINS                                                            1,064,071        884,319        241,058
                                                                              -----------    -----------    -----------
Net loss from agents' or premium balances charged-off                             (30,549)       (25,860)       (48,507)
Finance and service charges not included in premiums                                    -          4,596         15,008
Other income                                                                       52,746         24,110        384,065
                                                                              -----------    -----------    -----------
NET (LOSS) INCOME AFTER CAPITAL GAINS TAXES AND BEFORE FEDERAL INCOME TAXES      (918,436)       127,485        596,403
Federal income tax (benefit) expense                                             (141,920)      (122,307)       235,238
                                                                              -----------    -----------    -----------
    NET (LOSS) INCOME                                                         $  (776,516)   $   249,792    $   361,165
                                                                              ===========    ===========    ===========

                                                Changes in Capital and Surplus

Capital and surplus, as of December 31, previous year                         $ 5,872,354    $ 5,413,173    $ 7,296,957
  Adjustment to beginning surplus                                                 (28,355)       (32,602)           935
                                                                              -----------    -----------    -----------
CAPITAL AND SURPLUS, AS OF JANUARY 1,                                           5,843,999      5,380,571      7,297,892
                                                                              -----------    -----------    -----------

Changes in accounting principles (refer to Note 2)
    Adoption of SSAP 10R                                                                -        272,916              -
    Adoption of SSAP 43R                                                                -        (12,429)             -
Other changes in capital and surplus:
  Net (loss) income                                                              (776,516)       249,792        361,165
  Change in net unrealized capital gains (net of capital gains taxes:
    2010 - $110,099; 2009 - $202,913; 2008 - $94,517)                            (161,330)      (113,064)    (1,194,450)
  Change in net deferred income tax                                              (396,374)        59,354        (40,420)
  Change in non-admitted assets                                                   513,237       (318,767)        47,173
  Change in SSAP 10R                                                              (11,994)             -              -
  Change in provision for reinsurance                                             (10,819)         6,968         20,252
  Paid in capital and surplus                                                   1,947,275        343,286        856,617
  Dividends to stockholder                                                       (301,343)             -     (1,582,633)
  Other surplus adjustments                                                         1,494         (7,211)        (6,013)
  Foreign exchange translation                                                     25,470         10,938       (346,410)
                                                                              -----------    -----------    -----------
  TOTAL CHANGES IN CAPITAL AND SURPLUS                                            829,100        231,296     (1,884,719)
                                                                              -----------    -----------    -----------
CAPITAL AND SURPLUS, AS OF DECEMBER 31,                                       $ 6,673,099    $ 5,872,354    $ 5,413,173
                                                                              ===========    ===========    ===========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                             STATEMENTS OF CASH FLOW
                                 STATUTORY BASIS
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                 (000'S OMITTED)

FOR THE YEARS ENDED DECEMBER 31,                                    2010            2009            2008
-------------------------------------------------------------   ------------    ------------    ------------
                                              Cash from Operations

Premiums collected, net of reinsurance                          $  5,404,241    $  6,306,324    $  6,928,614
Net investment income                                                851,466         743,343         975,968
Miscellaneous income (expense)                                        16,466          (2,769)        349,699
                                                                ------------    ------------    ------------
     SUB-TOTAL                                                     6,272,173       7,046,898       8,254,281

Benefit and loss related payments                                  4,340,008       4,597,184       5,083,511
Commission and other expense paid                                  2,416,351       2,520,462       2,518,097
Dividends paid to policyholders                                            -             233             108
Federal and foreign income taxes (recovered) paid                   (370,410)       (296,845)        190,586
                                                                ------------    ------------    ------------
     NET CASH (USED IN) PROVIDED FROM OPERATIONS                    (113,776)        225,864         461,979
                                                                ------------    ------------    ------------
                                              Cash from Investments

Proceeds from investments sold, matured, or repaid:
     Bonds                                                         5,421,569       4,332,397       7,091,835
     Stocks                                                        1,385,481       1,731,884       2,999,022
     Other                                                           130,972         222,781         468,262
                                                                ------------    ------------    ------------
     TOTAL PROCEEDS FROM INVESTMENTS SOLD, MATURED, OR REPAID      6,938,022       6,287,062      10,559,119
                                                                ------------    ------------    ------------

Cost of investments acquired:
     Bonds                                                         4,509,137       6,666,144       5,302,577
     Stocks                                                          622,754         496,025       2,918,679
     Other                                                           240,465         107,966         227,385
                                                                ------------    ------------    ------------
     TOTAL COST OF INVESTMENT ACQUIRED                             5,372,356       7,270,135       8,448,641
                                                                ------------    ------------    ------------
     NET CASH PROVIDED FROM (USED IN) INVESTING ACTIVITIES         1,565,666        (983,073)      2,110,478
                                                                ------------    ------------    ------------
                                Cash from Financing and Miscellaneous Sources

Capital and surplus paid-in                                                -          91,418         691,898
Borrowed funds                                                             -               -        (304,398)
Dividends to stockholder                                            (301,343)              -      (1,582,633)
Intercompany receivable and payable, net                             169,364         771,557      (1,798,258)
Net deposit on deposit-type contracts and other insurance             13,312          74,417          36,501
Equities in underwriting pools and association                         6,643         125,605         507,442
Collateral deposit liability                                         (13,384)         31,448         (36,789)
Other                                                                (93,301)        (26,266)        548,510
                                                                ------------    ------------    ------------
     NET CASH (USED IN) PROVIDED FROM FINANCING AND
        MISCELLANEOUS ACTIVITIES                                    (218,709)      1,068,179      (1,937,727)
                                                                ------------    ------------    ------------
     NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                 1,233,181         310,970         634,730

Cash and short-term investments:
     Beginning of year                                             1,387,729       1,076,759         442,029
                                                                ------------    ------------    ------------
     END OF YEAR                                                $  2,620,910    $  1,387,729    $  1,076,759
                                                                ============    ============    ============

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

A.    ORGANIZATION

      American Home Assurance Company (the Company or American Home) is a direct wholly-owned subsidiary of Chartis U.S. Inc., a Delaware corporation, which is in turn owned by Chartis Inc., a Delaware corporation. The Company's ultimate parent is American International Group, Inc. (the Ultimate Parent or AIG). See Note 5 for information about recent developments regarding AIG and Chartis Inc.

      In July 2009, AIG rebranded its General Insurance Operations as Chartis. Chartis consists of Commercial Insurance (operating as Chartis U.S. Inc.), and Foreign General Insurance (operating as Chartis International). On March 31, 2011, AIG announced a reorganization of its Chartis operations and named a new management team to effect the changes. Under the new structure, Chartis will consist of two major global groups -- commercial and consumer -- with the supporting claims, actuarial, and underwriting disciplines integrated into these two major business operations. Each of the two major global groups will include four principal regions: the United States & Canada, Europe, the Far East, and Growth Economies (primarily consisting of Asia Pacific, the Middle East, and Latin America).

      The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, warranty, equipment breakdown, directors and officers liability, difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers. In addition, through AIG's risk finance operation, the Company provides its customized structured products and through the Private Client Group the Company provides personal lines insurance to high-net-worth individuals.

      The Company is a member of the Chartis U.S. Inc. Commercial Pool (the Commercial Pool). The Companies, the

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      National Association of Insurance Commissioners (NAIC) company codes, inter-company pooling percentages and states of domicile of the Commercial Pool participants are as follows:

                                                                                       Pool
                                                                           NAIC    Participation     State of
Company                                                                  Co Code     Percentage      Domicile
----------------------------------------------------------------------   -------   -------------   ------------
(1) National Union Fire Ins. Co. of Pittsburgh, Pa. * (National Union)    19445         38%        Pennsylvania
(2) American Home Assurance Company (the Company)                         19380         36%          New York
(3) Commerce and Industry Insurance Company (C&I)                         19410         11%          New York
(4) Chartis Property Casualty Company (Chartis PC)                        19402          5%        Pennsylvania
(5) New Hampshire Insurance Company (New Hampshire)                       23841          5%        Pennsylvania
(6) The Insurance Company of the State of Pennsylvania (ISOP)             19429          5%        Pennsylvania
(7) Chartis Casualty Company                                              40258          0%        Pennsylvania
(8) Granite State Insurance Company                                       23809          0%        Pennsylvania
(9) Illinois National Insurance Co.                                       23817          0%          Illinois

*     Lead Company

      The accompanying financial statements include the Company's U.S. operation and the operation of its Japan branch and its participation in the Chartis Overseas Association (the Association). As a consequence of the American Home Canadian Branch novation, the Canadian operations are included in the Statements of Income for the ten months ended November 1, 2008.

      The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker has no authority to commit the Company to accept risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

      The Company has significant transactions with AIG and affiliates and participates in the Commercial Pool. Refer to Note 5 for additional information.

B.    SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

      PRESCRIBED OR PERMITTED STATUTORY ACCOUNTING PRACTICES:

      The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York (NY SAP).

      NY SAP recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the State of New York. The Superintendent of the New York Insurance Department (the Superintendent) has the right to permit other specific practices that deviate from prescribed practices.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      NY SAP has adopted certain accounting practices that differ from those set forth in NAIC SAP; specifically the prescribed practices of (1) allowing the discounting of workers compensation known case loss reserves on a non-tabular basis; under NAIC SAP, non-tabular discounting of reserves is not permitted; and (2) NY SAP Regulation 20 (Regulation 20) allows certain offsets to the provision for reinsurance that are not permitted under NAIC SAP. A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed and permitted by NY SAP is shown below:

DECEMBER 31 ,                                             2010           2009           2008
---------------------------------------------------   -----------    -----------    -----------
NET (LOSS) INCOME , NY SAP                            $  (776,516)   $   249,792    $   361,165
State prescribed practices - (deduction):
  Non-tabular discounting                                 (27,631)       (89,222)       (71,999)
                                                      -----------    -----------    -----------
NET (LOSS) INCOME, NAIC SAP                           $  (804,147)   $   160,570    $   289,166
                                                      ===========    ===========    ===========

STATUTORY SURPLUS, NY SAP                             $ 6,673,099    $ 5,872,354    $ 5,413,173
State prescribed or permitted practices - (charge):
  Non-tabular discounting                                (444,624)      (416,993)      (327,771)
  Credits for reinsurance                                (172,413)      (190,105)       (64,629)
                                                      -----------    -----------    -----------
STATUTORY SURPLUS, NAIC SAP                           $ 6,056,062    $ 5,265,256    $ 5,020,773
                                                      ===========    ===========    ===========

      With the concurrence of its domiciliary regulator, the Company has discounted certain of its asbestos reserves, specifically, those for which future payments have been identified as fixed and determinable.

      The use of the aforementioned prescribed practices has not adversely affected the Company's ability to comply with the NAIC's risk based capital and surplus requirements for the 2010, 2009 and 2008 reporting periods.

      STATUTORY ACCOUNTING PRACTICES AND GENERALLY ACCEPTED ACCOUNTING
      PRINCIPLES:

      NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). NAIC SAP and NY SAP vary in certain respects from GAAP. A description of certain of these accounting differences is set forth below:

      Under GAAP:

      a. Costs that vary directly with acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

      b. Statutory basis adjustments, such as non-admitted assets and unauthorized reinsurance, are restored to surplus;

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

      d.    Estimated undeclared dividends to policyholders are accrued;

      e. The reserves for losses and loss adjustment expenses (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

      f. Debt and equity securities deemed to be available-for-sale and trading securities are reported at fair value. The difference between cost and fair value of securities available-for-sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

      g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

      h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method;

      i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the Statements of Income;

      j. For structured settlements in which the reporting entity has not been legally released from its obligation with the claimant (i.e. remains as the primary obligor), GAAP requires the deferral of any gain resulting from the purchase of a structured settlement annuity and to present an asset for the amounts to be recovered from such annuities;

      k. Entities termed variable interest entities (VIEs) in which equity investors do not have the characteristics of controlling interest, or do not have sufficient equity at risk to finance its activities without additional subordinated financial support from other parties, are subject to consolidation by the entity that will absorb the majority of the VIE's expected losses or residual returns, if they occur; and

      l. Investments in limited partnerships, hedge funds and private equity interests over which the Pool has influence are accounted for using the equity method with changes in interest included in net realized investment gains. Interest over which the Pool does not have influence are reported, net of tax, as a component of accumulated other comprehensive income in shareholder's equity.

      Under NAIC SAP:

      a. Costs that vary directly with acquiring business related to premiums written and costs allowed by assuming

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)


            reinsurers related to premiums ceded are immediately expensed;

      b. Statutory basis adjustments, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

      c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments which is reported directly in surplus. Dividends are reported as investment income;

      d.    Declared dividends to policyholders are accrued;

      e. The reserve for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

      f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 3 to 6) are reported at lower of cost or fair value;

      g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

      h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the Statements of Income and Surplus is segregated by the ceding entity to the extent of gains realized;

      i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance;

      j. For structured settlement annuities where the claimant is the payee, statutory accounting treats these settlements as completed transactions and considers the earnings process complete (thereby allowing for immediate gain recognition), regardless of whether or not the reporting entity is the owner of the annuity;

      k.    NAIC SAP does not require consolidation of VIEs; and

      l. Investments in partnerships, hedge funds and private equity interests are carried at the underlying GAAP equity with results from operations reflected in unrealized gains and losses.

      The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      SIGNIFICANT STATUTORY ACCOUNTING PRACTICES:

      A summary of the Company's significant statutory accounting practices are as follows:

      Use of Estimates: The preparation of financial statements in conformity with NY SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. NY SAP also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates. The significant estimates were used for loss and LAE, certain reinsurance balances, admissibility of deferred taxes, allowance for doubtful accounts and the carrying value of certain investments.

      Invested Assets: The Company's invested assets are accounted for as follows:

      - Cash and Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates fair value (as designated by the NAIC Securities Valuation Office).

      - Bonds: Bonds with an NAIC designation of 1 and 2 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 3 to 6 are carried at the lower of amortized cost or fair value. If a bond is determined to have an other-than-temporary impairment (OTTI) in value the cost basis is written down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains (Losses) as a realized loss.

            In periods subsequent to the recognition of an OTTI loss for bonds, the Company generally accretes the difference between the new cost basis and the cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of future estimated cash flows.

            Loan-backed and structured securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2010 and 2009, the fair value of the Company's loan-backed and structured securities approximated $597,315 and $1,121,005, respectively. Loan-backed and structured securities include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flow and are valued using the retrospective method. Prepayment assumptions for loan-backed and structured securities were obtained from independent third party services or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

      - Common and Preferred Stocks: Unaffiliated common stocks are carried principally at fair value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at fair value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100% mandatory sinking fund or paid in-kind are carried at amortized cost. All below investment grade, NAIC 3 to 6 preferred stocks, are carried at the lower of amortized cost or fair value.

            Investments in affiliates are recorded based on the underlying audited equity of the respective entity's financial statements. The reporting entity's share of undistributed earnings and losses of the affiliates are

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

            reported in the Unassigned Surplus as unrealized gains and losses.

            Investments in affiliates for which the Company's ownership interest (including ownership interest of the Ultimate Parent and its subsidiaries) is less than 85.0% and whose securities are traded on a major exchange are included in common stock at the quoted fair value less a discount as prescribed by NAIC SAP (discounted fair value approach), with the exception of Transatlantic Holdings, Inc.
            (TRH), as more fully discussed below. The average discount rate for such investments was 16% and 7% as of December 31, 2009 and 2008, respectively. In 2009, the New York Insurance Department issued a determination of non-control ruling relative to the Company's ownership of TRH. Accordingly, the Company's investment in TRH common stock has been reported as an unaffiliated investment in this financial statement and has been reported at fair value in accordance with Statement of Statutory Accounting Principle (SSAP) No. 30, Investments in Common Stock.

      - Other Invested Assets: Other invested assets include primarily partnerships and joint ventures. Fair values are based on the net asset value of the respective entity's financial statements. Joint ventures and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains or losses. For investments in joint ventures and partnerships that are determined to have an OTTI in value, the cost basis is written down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains/(Losses) as a realized loss.

      - Derivatives: The fair values of derivatives are determined using quoted prices in active markets and other market-evidence whenever possible, including market-based inputs to model, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. The Company's cross-currency swaps are accounted for under SSAP No. 86, entitled "Accounting for Derivative Instruments and Hedging Transactions" (SSAP 86). None of the cross-currency swaps meet the hedging requirements under SSAP 86, and therefore the change in fair value of such derivatives are recorded as unrealized gains or losses in Unassigned Surplus in the Statements of Income and Changes in Capital and Surplus. When the contract expires, realized gains and losses are recorded in investment income.

      - Net Investment Gains: Net investment gains consist of net investment income earned and realized gains or losses from the disposition or impairment of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of the specific identification.

            Investment income due and accrued is assessed for collectability. The Company writes off investment income due and accrued when it is probable that the amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts over 90 days past due which have not been written-off are non-admitted by the Company. As of December 31, 2010 and 2009, no investment income due and accrued was determined to be uncollectible or non-admitted.

      - Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at fair value, joint ventures, partnerships, derivatives and foreign currency translation are credited or charged to Unassigned Surplus.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      Other Than Temporary Impairment:

      The Company regularly evaluates its investments for OTTI in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investment portfolio.

      The Company's policy for determining OTTI has been established in accordance with prescribed SAP guidance, including SSAP Nos. 43R (Revised)
      - Loan-backed and Structured Securities (SSAP 43R), 99 -- Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment (SSAP
      99) and INT 06-07 -- Definition of Phrase "Other Than Temporary". For bonds, other than loan-backed and structured securities, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. For loan-backed and structured securities, when a credit-related OTTI is present, the amount of OTTI recognized as a realized loss is equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected.

      In general, a security is considered a candidate for OTTI if it meets any of the following criteria:

            - Trading at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer); or

            - The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation, (ii) the issuer seeking protection from creditors under the bankruptcy law as or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

            - The Company may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

      Common and preferred stock investments whose fair value is less than its book value for a period greater than twelve months is considered a candidate for OTTI. Once a candidate for impairment has been identified, the investment must be analyzed to determine if any impairment would be considered other than temporary. Factors include:

            -     The Company may not realize a full recovery on its investment;

            -     Fundamental credit issues of the issuer;

            - An intent to sell the investment prior to the recovery of cost of the investment; or

            - Any other qualitative/quantitative factors that would indicate that an OTTI has occurred.

      Limited partnership investments whose fair value is less than its book value for a period greater than twelve months is considered a candidate for OTTI. Once a candidate for impairment has been identified, the investment must be analyzed to determine if any impairment would be considered other than temporary. Factors to consider

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      include:

            - An order of liquidation or other fundamental credit issues with the partnership;

            - Evaluation of the cash flow activity between the Company and the partnership or fund during the year;

            - Evaluation of the current stage of the life cycle of the investment;

            - An intent to sell the investment prior to the recovery of cost of the investment; or

            - Any other qualitative/quantitative factors that would indicate that an OTTI has occurred.

      If the analysis indicates that an OTTI has taken place, the investment is written down to fair value, which would become the new cost basis. The amount of the write down is to be accounted for as a realized loss.

      As described in Note 2 -- Accounting Changes, the Company adopted a change in its OTTI accounting principle pertaining to loan-backed and structured securities in the third quarter of 2009 when it adopted SSAP 43R. Under SSAP 43R, credit-related OTTI for loan-backed and structured securities is based on projected discounted cash flows, whereas, credit-related OTTI for loan-backed and structured securities was previously based on projected undiscounted cash flows under SSAP 43.

      Revenue Recognition: Direct written premiums are primarily earned on a pro-rata basis over the terms of the policies to which they relate. For policies with exposure periods greater than thirteen months, premiums are earned in accordance with the methods prescribed in NAIC Statement of Statutory Accounting Principles SSAP No. 65, Property and Casualty Contracts (SSAP 65). Accordingly, unearned premiums represent the portion of premiums written which are applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

      Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with SSAP No. 66, Retrospectively Rated Contracts (SSAP 66), the Company estimates accrued retrospectively rated premium adjustments using the application of historical ratios of retrospectively rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. The Company establishes non-admitted assets for 100% of amounts recoverable where any agent's balance or uncollected premium has been classified as non-admitted and thereafter for 10% of any amounts recoverable not offset by retrospectively return premiums or collateral. At December 31, 2010 and 2009, accrued premiums related to the Company's retrospectively rated contracts amounted to $1,447,644 and $1,505,393, respectively, net of non-admitted premium balances of $55,910 and $60,232, respectively.

      Net written premiums that were subject to retrospective rating features were as follows:

For the years ended December 31,                2010         2009         2008
------------------------------------------   ---------    ---------    ---------
  Net written premiums subject to
    retrospectively rated premiums           $ 522,917    $ 526,445    $ 648,672
  Percentage of total net written premiums        10.1%         8.3%         9.5%
------------------------------------------   ---------    ---------    ---------

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53, Property and Casualty Contracts -- Premiums (SSAP 53), the Company records the audit premium estimates as an adjustment to written premium, and earns these premiums immediately. For premium estimates that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

      In accordance with SSAP 53, the Company reviews its ultimate losses with respect to its premium reserves. A premium deficiency liability is established if the premium reserves are not sufficient to cover the ultimate loss projection and associated acquisition expenses. Investment income is not considered in the calculation.

      For certain lines of business for which an insurance policy is issued on a claims-made basis, the Company offers to its insureds the option to purchase an extended reporting endorsement which permits the extended reporting of insured events after the termination of the claims-made contract. Extended reporting endorsements modify the discovery period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned as written and loss and LAE liabilities associated with the unreported claims are recognized immediately.

      For warranty insurance, the Company will generally offer reimbursement coverage on service contracts issued by an authorized administrator and sold through a particular retail channel. Premiums are recognized over the life of the reimbursement policy in proportion to the expected loss emergence. The expected loss emergence can vary substantially by policy due to the characteristics of products sold by the retailer, the terms and conditions of service contracts sold as well as the duration of an original equipment manufacturer. The Company reviews all such factors to produce earnings curves which approximate the expected loss emergence for a particular contract in order to recognize the revenue earned.

      In accordance with SSAP No. 78, Multiple Peril Crop Insurance (SSAP 78), the Company elected to compute the unearned premium reserve associated with the Multiple Peril Crop Insurance program on a daily pro rata method as the Company did not believe it could demonstrate that the period of risk differs significantly from the contract period. The Company reduced its loss expenses for expense payments associated with catastrophe coverage by $326 and $159 in 2010 and 2009, respectively. The Company reduced its other underwriting expenses for expense payments associated with buy-up coverage by $17,659 and $21,973 in 2010 and 2009, respectively.

      Reinsurance: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums are reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

      Retroactive Reinsurance: Retroactive reinsurance reserves are reported separately in the balance sheet. Gains or losses are recognized in the Statements of Income as part of Other Income. Surplus gains are reported as segregated unassigned surplus until the actual retroactive reinsurance recovered exceeds the consideration paid.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      Deposit Accounting: Assumed and ceded reinsurance contracts which based on internal analysis, do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions. In accordance with SSAP 62R and SSAP No. 75, Reinsurance Deposit Accounting An Amendment to SSAP No. 62R, Property and Casualty Reinsurance, the Company records the net consideration paid or received as a deposit asset or liability, respectively. The deposit asset is reported as admitted if i) the assuming company is licensed, accredited or qualified by NY SAP; or ii) the collateral (i.e.: funds withheld, letters of credit or trusts) provided by the reinsurer meet all the requirements of NY SAP. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and the expected future payments with a corresponding credit or charge to other gain in the Statements of Income.

      High Deductible Policies: In accordance with SSAP 65, the Company establishes loss reserves for high deductible policies net of deductibles (or reserve credits). As of December 31, 2010 and 2009, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,637,096 and $3,608,545, respectively.

      The Company establishes a non-admitted asset for 10 percent of paid loss recoverables, on high deductible policies, in excess of collateral held on an individual insured basis, or for 100 percent of paid loss recoverables where no collateral is held. As of December 31, 2010 and 2009, the net amount billed and recoverable on paid claims was $66,818 and $44,670, respectively, of which $33,870 and $32,283, respectively, were non-admitted. Additionally, the Company establishes an allowance for doubtful accounts for such paid loss recoverables in excess of collateral and after non-admitted assets, and does not recognize reserve credits where paid loss credits are deemed by the Company to be uncollectible.

      Foreign Property Casualty Business: As agreed with the Company's domiciliary state, the Company accounts for its participation in the business of the Association by (a) recording its net (after pooling) participation of such business as direct writings in its statutory financial statements; (b) recording in the statements of income its participation in the results of underwriting and investment income; and,
      (c) recording in the statements of admitted assets and liabilities, capital and surplus, its participation in the significant insurance and reinsurance balances; its net participation in all other assets (such as the invested assets) and liabilities has been recorded in Equities in Underwriting Pools and Associations.

      Commissions and Underwriting Expenses: Commissions, premium taxes, and certain underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP 62R, the Company records a liability, equal to the difference between the acquisition cost and the reinsurance commissions received, on those instances where ceding commissions paid exceed the acquisition cost of the business ceded. The liability is amortized pro rata over the effective period of the reinsurance agreement in proportion to the amount of coverage provided under the reinsurance contract.

      Reserves for Losses and LAE: The reserves for losses and LAE, including IBNR losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated as needed, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      The Company discounts its loss reserves on workers' compensation claims and certain of its asbestos reserves as follows:

      The calculation of the Company's workers' compensation tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. Loss reserves and LAE reserves (net of reinsurance) subject to the tabular discounting were $2,499,600 and $2,383,737, as of December 31, 2010 and 2009, respectively. As of December 31, 2010 and 2009, the Company's tabular discount amounted to $284,288 and $240,933, respectively, all of which were applied against the Company's case reserves.

      The calculation of the Company's workers' compensation non-tabular discount is based upon the Company's own payout pattern and a 5.0% interest rate as prescribed by NY SAP. Loss and LAE reserves (net of reinsurance) subject to the non-tabular discounting were $2,499,600 and $2,383,737 as of December 31, 2010 and 2009, respectively. As of December 31, 2010 and 2009, the Company's non-tabular discount amounted to $444,624 and $416,993, respectively, all of which were applied against the Company's case reserves.

      Foreign Exchange: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Revenues, expenses, gains, losses and surplus adjustments are translated using weighted average exchange rates. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Realized gains and losses resulting from foreign currency transactions are included in income in Other Income.

      Statutory Basis Reserves: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

      Policyholders' Dividends: Dividends to policyholders are charged to income as declared.

      Capital and Surplus: Common capital stock and capital in excess of par value represent amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share and subsequent capital contributions in cash or in kind from its shareholder.

      Non-Admitted Assets: Certain assets, principally electronic data processing (EDP) equipment, software, leasehold improvements, certain overdue agents' balances, accrued retrospective premiums, certain deposit accounting assets that do not meet all the State of New York's requirements for admissibility, prepaid expenses, certain deferred taxes that exceed statutory guidance and unsupported current taxes are designated as non-admitted assets and are directly charged to Unassigned Surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding 5 years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2010 and 2009, depreciation and amortization expense amounted to $18,468 and $22,999, and accumulated depreciation as of December 31, 2010 and 2009 amounted to $139,515 and $122,835, respectively.

      Reclassifications: Certain balances contained in the 2009 and 2008 financial statements have been reclassified to conform to the current year's presentation.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS

A. CHANGE IN ACCOUNTING PRINCIPLES:

In 2010, the Company adopted the following change in an accounting principle:

SSAP 100

The Company adopted SSAP No. 100, Fair Value Measurements (SSAP 100), effective for reporting periods ending December 31, 2010 and thereafter. SSAP 100 defines fair value, establishes a framework for measuring fair value and expands disclosure requirements regarding fair value measurements but does not change existing guidance about whether an asset or liability is carried at fair value. There were no changes in surplus as a result of this adoption.

In 2009, the Company adopted the following changes in accounting principles:

SSAP 43R

In the third quarter of 2009, the Company adopted SSAP 43R. Pursuant to SSAP 43R, if the fair value of a loan-backed or structured security is less than its amortized cost basis at the balance sheet date, an entity shall assess whether the impairment is other-than temporary. When an impairment is present, SSAP 43R requires the recognition of credit-related OTTI for loan-backed and structured securities when the projected discounted cash flows for a particular security are less than the security's amortized cost. When a credit-related OTTI is present, the amount of OTTI recognized as a realized loss shall be equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected. Under the prescribed OTTI guidance for loan-backed and structured securities in the SSAP 43 that was in effect prior to the third quarter of 2009, OTTI was recognized when the amortized cost basis of a security exceeded undiscounted cash flows and such securities were written down to the amount of the undiscounted cash flows.

SSAP 43R required application to existing and new investments held by a reporting entity on or after September 30, 2009. The guidance in SSAP 43R that was effective in the third quarter of 2009 required the identification of all the loan-backed and structured securities for which an OTTI had been previously recognized and may result in OTTI being recognized on certain securities that previously were not considered impaired under SSAP 43. For this population of securities, if a reporting entity did not intend to sell the security, and had the intent and ability to retain the investment in the security for a period of time sufficient to recover the amortized cost basis, the reporting entity should have recognized the cumulative effect of initially applying SSAP 43R as an adjustment to the opening balance of unassigned funds with a corresponding adjustment to applicable financial statement elements.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

As a result of the adoption of SSAP 43R, the Company recognized the following cumulative effect adjustment (CEA) in its 2009 statutory-basis financial statements, net of the related tax effect:

                                                                          Direct (Charge) or Credit
                                                                            to Unassigned Surplus
                                                                          -------------------------
Gross cumulative effect adjustment (CEA) - Net increase in the
  amortized cost of loan-backed and structured securities at adoption            $   (19,122)
Deferred tax on gross CEA                                                              6,693
                                                                                 -----------
Net cumulative effect of Change in Accounting Principle included in
  the Statement of Capital and Surplus                                           $   (12,429)
                                                                                 ===========

SSAP 10R

On December 7, 2009, the NAIC voted to approve SSAP No. 10R, Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10 (SSAP 10R). The new standard is effective December 31, 2009 for 2009 and 2010 interim and annual periods. The Company adopted SSAP 10R to account for its income taxes in its 2009 annual filing. Income tax expense and deferred tax are recorded, and deferred tax assets are admitted in accordance with SSAP 10R. In addition to the admissibility test on deferred tax assets, SSAP 10R requires assessing the need for a valuation allowance on deferred tax assets. In accordance with the additional requirements, the Company assesses its ability to realize deferred tax assets primarily based on the earnings history, the future earnings potential, the reversal of taxable temporary differences, and the tax planning strategies available to the Company when recognizing deferred tax assets.

In its 2009 annual filing, the Company admitted additional deferred tax assets of $272,916 as a result of the adoption of SSAP 10R. See Note 8 herein for further discussion.

B.    OTHER ADJUSTMENTS TO SURPLUS:

The Company has dedicated significant effort to the resolution of ongoing weaknesses in internal controls. As a result of these remediation efforts, management concluded that adjustments should be made to the assets, liabilities, and surplus to policyholders Capital and Surplus as reported in the Company's 2009, 2008 and 2007 annual statutory basis financial statements. While these adjustments were noteworthy, after evaluating the quantitative and qualitative aspects of these corrections, the Company concluded that its prior period financial statements were not materially misstated and, therefore, no restatement was required. These adjustments resulted in after tax statutory (charges) credits that in accordance with SSAP No. 3 Accounting Changes and Correction of Errors, have been reported as an

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

adjustment to Unassigned Surplus as of January 1, 2010, 2009 and 2008. The impact of these adjustments on policyholder surplus as of January 1, 2010, 2009 and 2008 is as follows:

                                                          POLICYHOLDERS    TOTAL ADMITTED
                                                             SURPLUS            ASSETS       TOTAL LIABILITIES
                                                          -------------    --------------    -----------------
BALANCE AT DECEMBER 31, 2009                              $   5,872,354    $   25,002,928    $      19,130,574
Adjustments to beginning Capital and Surplus:
   Asset realization                                              2,147             2,147                    -
   Liability correction                                         (23,800)                -               23,800
   Income taxes                                                  (6,702)           (6,702)                   -
                                                          -------------    --------------    -----------------
     TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS         (28,355)           (4,555)              23,800
                                                          -------------    --------------    -----------------
BALANCE AT JANUARY 1, 2010, AS ADJUSTED                   $   5,843,999    $   24,998,373    $      19,154,374
                                                          =============    ==============    =================

An explanation for each of the adjustments for prior period's corrections is described below:

1 - Asset realization - The increase in net admitted assets is primarily the result of (a) an increase in equities and deposits in pools and associations resulting from miscellaneous 2009 audit adjustments identified at the Association after the filling of the Company's 2009 financial statements; partially offset by (b) a decrease in miscellaneous accounts receivable that should have been recorded in prior periods; and (c) other small miscellaneous adjustments.

2 - Liability correction - The increase in total liabilities is primarily the result of (a) an increase in loss reserves to correct prior year calculations related to insolvent reinsurers and commuted reinsurance agreements; (b) an increase in IBNR; (c) a correction of deposit liability balances; and (d) other small miscellaneous adjustments.

3 - Income taxes - The (increase)/decrease in taxes is primarily the result of
(a) adjustments to the deferred tax inventory, and (b) the tax effect of the corresponding change in asset realization and liability corrections.

                                                          POLICYHOLDERS    TOTAL ADMITTED
                                                             SURPLUS            ASSETS       TOTAL LIABILITIES
                                                          -------------    --------------    -----------------
BALANCE AT DECEMBER 31, 2008                              $   5,413,173    $   25,417,968    $      20,004,795
Adjustments to beginning Capital and Surplus:
   Asset realization                                             30,679            30,679                    -
   Liability correction                                         (97,307)                -               97,307
   Federal income taxes (includes $5,044 of
     deemed capital contribution)                                34,026            34,026                    -
                                                          -------------    --------------    -----------------
     TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS         (32,602)           64,705               97,307
                                                          -------------    --------------    -----------------
BALANCE AT JANUARY 1, 2009, AS ADJUSTED                   $   5,380,571    $   25,482,673    $      20,102,102
                                                          =============    ==============    =================

An explanation for each of the adjustments for prior period's corrections is described below:

1 - Asset realization - The increase in admitted assets is primarily the result of: (a) adjustments reported by the Association as of December 31, 2009 (carrying value of affiliates, foreign exchange, and reinsurance balances); (b) the

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

reversal of a duplicate reinsurance payable balance (which had been netted against reinsurance recoverables); and (c) increases to the carrying values of certain affiliates.

2 - Liability correction - The increase in liabilities is primarily the result of: (a) adjustments to historical carried case and unearned premium reserves;
(b) an adjustment to the revenue recognition policy for a specific insurance contract, resulting in the re-establishment of unearned premium reserves; (c) the accrual of an unrecorded liability for claim handling expenses; and (d) several remediation-related reinsurance accounting adjustments (including reconciliation adjustments and insolvency/commutation write-offs).

3 - Income taxes - The decrease in federal income taxes is primarily the result of: (a) non-admitted prior year income tax receivables that were not settled at year end; (b) adjustment to tax discounting on loss reserves for workers' compensation; (c) deferred tax asset reconciliation to book unrealized gains and unrealized foreign exchange gains, offset by corresponding changes in non-admitted tax assets; (d) removal of duplicated tax deduction for affiliate dividends; and (e) tax deduction for nontaxable book gain.

                                                          POLICYHOLDERS    TOTAL ADMITTED
                                                             SURPLUS            ASSETS       TOTAL LIABILITIES
                                                          -------------    --------------    -----------------
BALANCE AT DECEMBER 31, 2007                              $   7,296,957    $   28,856,420    $      21,559,463
Adjustments to beginning Capital and Surplus:
   Asset realization                                             (9,156)           (9,156)                   -
   Liability correction                                          15,525                 -              (15,525)
   Federal income taxes, net of capital adjustments
     of $58,700                                                  (5,434)           (5,434)                   -
                                                          -------------    --------------    -----------------
     TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS             935           (14,590)             (15,525)
                                                          -------------    --------------    -----------------
BALANCE AT JANUARY 1, 2008, AS ADJUSTED                   $   7,297,892    $   28,841,830    $      21,543,938
                                                          =============    ==============    =================

An explanation for each of the adjustments for prior period's corrections is described below:

Asset realization: The Company identified that a commuted retroactive ceded reinsurance reserve asset should have been written-off in a prior year.

Liability correction: The Company determined that certain inter company balances relating to American Home's Japan Branch were unsupported.

Federal income taxes (current and deferred): The change in federal income tax expense is primarily related to an increase in provisions for potential tax exposures, and corrections to the deferred income tax inventory and the current tax receivable. Certain corrections to gross deferred tax assets were non-admitted by the Company, resulting in no impact in the table above.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

NOTE 3 - INVESTMENTS

STATUTORY FAIR VALUE OF FINANCIAL INSTRUMENTS:

The following table presents the carrying amount and statutory fair values of the Company's financial instruments as of December 31, 2010 and 2009.

                                                                 2010                          2009
                                                     ---------------------------   ---------------------------
                                                       CARRYING      STATUTORY       CARRYING       STATUTORY
                                                        AMOUNT       FAIR VALUE       AMOUNT       FAIR VALUE
                                                     ------------   ------------   ------------   ------------
Assets:
   Bonds                                             $ 15,148,888   $ 15,493,142   $ 16,002,641   $ 16,447,457
   Common stocks                                          397,460        397,460      1,031,425      1,031,425
   Preferred stocks                                        90,886         90,886        121,584        121,933
   Other invested assets                                1,574,423      1,574,423      1,382,807      1,382,807
   Cash and short-term investments                      2,620,910      2,620,910      1,387,729      1,387,729
   Receivable for securities                                1,146          1,146          1,582          1,582
   Equities in underwriting pools and associations        544,719        544,719        570,343        570,343
Liabilities:
   Derivative liability                              $      4,250   $      4,250   $          -   $          -
   Collateral deposit liability                           404,450        404,450        417,834        417,834
                                                     ------------   ------------   ------------   ------------

The methods and assumptions used in estimating the statutory fair values of financial instruments are as follows:

      - The fair values of bonds, unaffiliated common stocks and preferred stocks are based on fair values that reflect the price at which a security would sell in an arm's length transaction between a willing buyer and seller. As such, sources of valuation include third party pricing sources, stock exchange, broker or custodian or SVO.

      - The statutory fair values of affiliated common stocks are based on the underlying equity of the respective entity's financial statements.

      - Other invested assets include primarily partnerships and joint ventures. Fair values are based on the net asset value of the respective entity's financial statements.

      - The fair values of derivatives are valued using quoted prices in active markets and other market-evidence whenever possible, including market-based inputs to model, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency.

      - The carrying value of all other financial instruments approximates fair value.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

The amortized cost and fair values of the Company's bond investments as of December 31, 2010 and 2009 are outlined in the table below:

                                                                          GROSS         GROSS
                                                        AMORTIZED      UNREALIZED     UNREALIZED       FAIR
                                                           COST           GAINS         LOSSES         VALUE
                                                       ------------   ------------   ------------   ------------
AS OF DECEMBER 31, 2010
   U.S. governments                                    $  1,305,760   $     15,665   $      8,631   $  1,312,794
   All other governments                                    567,033         17,293          1,187        583,139
   States, territories and possessions                    2,097,245        106,740          4,276      2,199,709
   Political subdivisions of states, territories and
      possessions                                         2,808,873         95,840         13,723      2,890,990

   Special revenue and special assessment
      obligations and all non-guaranteed
      obligations of agencies and authorities
      and their political subdivisions                    6,238,798        198,038         59,040      6,377,796
   Industrial and miscellaneous                           2,131,179         58,156         60,621      2,128,714
                                                       ------------   ------------   ------------   ------------
     TOTAL BONDS, AS OF DECEMBER 31, 2010              $ 15,148,888   $    491,732   $    147,478   $ 15,493,142
                                                       ============   ============   ============   ============

                                                                          GROSS          GROSS
                                                        AMORTIZED      UNREALIZED     UNREALIZED       FAIR
                                                           COST           GAINS         LOSSES         VALUE
                                                       ------------   ------------   ------------   ------------
AS OF DECEMBER 31, 2009
   U.S. governments                                    $    540,549   $      3,443   $      7,737   $    536,255
   All other governments                                    489,169         10,356          2,997        496,528
   States, territories and possessions                    2,315,485        128,208         13,486      2,430,207
   Political subdivisions of states, territories and
      possessions                                         3,090,767        133,226          5,565      3,218,428
   Special revenue and special assessment
      obligations and all non-guaranteed
      obligations of agencies and authorities
      and their political subdivisions                    7,893,035        261,797         50,132      8,104,700
   Industrial and miscellaneous                           1,673,636         20,467         32,764      1,661,339
                                                       ------------   ------------   ------------   ------------
     TOTAL BONDS, AS OF DECEMBER 31, 2009              $ 16,002,641   $    557,497   $    112,681   $ 16,447,457
                                                       ============   ============   ============   ============

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

The amortized cost and fair values of bonds at December 31, 2010, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                                         AMORTIZED
                                                            COST      FAIR VALUE
                                                       ------------   -----------
Due in one year or less                                $    366,369   $   367,827
Due after one year through five years                     2,948,322     3,053,279
Due after five years through ten years                    3,737,804     3,910,089
Due after ten years                                       7,439,823     7,564,632
Structured securities                                       656,570       597,315
                                                       ------------   -----------
   TOTAL BONDS                                         $ 15,148,888   $15,493,142
                                                       ============   ===========

Proceeds from sales and gross realized gains and gross realized losses were as follows:

FOR THE YEARS ENDED DECEMBER 31,              2010                        2009                         2008
                                    ------------------------    ------------------------    ------------------------
                                                    EQUITY                      EQUITY                      EQUITY
                                      BONDS       SECURITIES      BONDS       SECURITIES      BONDS       SECURITIES
                                    ----------    ----------    ----------    ----------    ----------    ----------
Proceeds from sales                 $4,652,824    $1,078,800    $3,921,920    $1,636,318    $6,117,426    $2,755,122
Gross realized gains                    99,350       536,459        36,760       628,427        80,829       255,843
Gross realized losses                   28,656        15,017        46,196       225,886       125,139       487,333

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

The cost or amortized cost and fair value of the Company's common and preferred stocks as of December 31, 2010 and 2009 are set forth in the table below:

                                            DECEMBER 31, 2010
-----------------------------------------------------------------------------------------------------
                                         COST OR      GROSS        GROSS
                                        AMORTIZED   UNREALIZED   UNREALIZED      FAIR       CARRYING
                                          COST        GAINS        LOSSES        VALUE       VALUE
                                       ----------   ----------   ----------   ----------   ----------
Common stocks:
   Affiliated                          $  339,955   $   33,987   $   16,219   $  357,723   $  357,723
   Non-affiliated                          31,198        8,867          328       39,737       39,737
                                       ----------   ----------   ----------   ----------   ----------
     TOTAL                             $  371,153   $   42,854   $   16,547   $  397,460   $  397,460
                                       ==========   ==========   ==========   ==========   ==========

Preferred stocks:
   Non-affiliated                      $   79,211   $   11,675   $        -   $   90,886   $   90,886
                                       ----------   ----------   ----------   ----------   ----------
     TOTAL                             $   79,211   $   11,675   $        -   $   90,886   $   90,886
                                       ==========   ==========   ==========   ==========   ==========

                                            DECEMBER 31, 2009
-----------------------------------------------------------------------------------------------------
                                         COST OR      GROSS        GROSS
                                        AMORTIZED   UNREALIZED   UNREALIZED      FAIR       CARRYING
                                          COST        GAINS        LOSSES        VALUE       VALUE
                                       ----------   ----------   ----------   ----------   ----------
Common stocks:
   Affiliated                          $  183,313   $    9,594   $   55,546   $  137,361   $  137,361
   Non-affiliated                         403,196      535,657       44,789      894,064      894,064
                                       ----------   ----------   ----------   ----------   ----------
     TOTAL                             $  586,509   $  545,251   $  100,335   $1,031,425   $1,031,425
                                       ==========   ==========   ==========   ==========   ==========

Preferred stocks:
   Non-affiliated                      $  107,923   $   14,066   $       55   $  121,933   $  121,584
                                       ----------   ----------   ----------   ----------   ----------
     TOTAL                             $  107,923   $   14,066   $       55   $  121,933   $  121,584
                                       ==========   ==========   ==========   ==========   ==========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

The fair value together with the aging of the gross pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2010 and 2009 is set forth in the table below:

                                    LESS THAN 12 MONTHS      12 MONTHS OR LONGER                TOTAL
                                 ------------------------   ----------------------   -------------------------
                                    FAIR       UNREALIZED     FAIR      UNREALIZED      FAIR        UNREALIZED
DESCRIPTION OF SECURITIES           VALUE       LOSSES        VALUE       LOSSES        VALUE         LOSSES
------------------------------   -----------   ----------   ---------   ----------   ------------   ----------
As of December 31, 2010:
  U. S. governments              $   349,766   $    8,631   $       -   $        -   $    349,766   $    8,631
  All other governments              117,994        1,187           -            -        117,994        1,187
  States, territories and            255,356        4,276           -            -        255,356        4,276
     possessions
  Political subdivisions
     of states, territories and
     possessions                     661,980       13,723           -            -        661,980       13,723
  Special revenue                  1,542,522       44,779      80,600       14,261      1,623,122       59,040
  Industrial and miscellaneous       672,482       59,489       6,933        1,132        679,415       60,621
                                 -----------   ----------   ---------   ----------   ------------   ----------
  TOTAL BONDS                      3,600,100      132,085      87,533       15,393      3,687,633      147,478
                                 -----------   ----------   ---------   ----------   ------------   ----------
  Affiliated                         289,975       10,694      12,200        5,525        302,175       16,219
  Non-affiliated                         338           39           -          289            338          328
                                 -----------   ----------   ---------   ----------   ------------   ----------
  Common stock                       290,313       10,733      12,200        5,814        302,513       16,547
                                 -----------   ----------   ---------   ----------   ------------   ----------
  TOTAL STOCKS                       290,313       10,733      12,200        5,814        302,513       16,547
                                 -----------   ----------   ---------   ----------   ------------   ----------
  TOTAL BONDS AND STOCKS         $ 3,890,413   $  142,818   $  99,733   $   21,207   $  3,990,146   $  164,025
                                 ===========   ==========   =========   ==========   ============   ==========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

                                    LESS THAN 12 MONTHS       12 MONTHS OR LONGER              TOTAL
                                 ------------------------   ----------------------   -------------------------
                                    FAIR       UNREALIZED     FAIR      UNREALIZED      FAIR        UNREALIZED
DESCRIPTION OF SECURITIES           VALUE        LOSSES       VALUE       LOSSES        VALUE         LOSSES
------------------------------   -----------   ----------   ---------   ----------   ------------   ----------
As of December 31, 2009:
  U. S. governments              $   459,676   $    7,737   $       -   $        -   $    459,676   $    7,737
  All other governments              101,140          635      35,900        2,362        137,040        2,997
  States, territories and            207,104        6,894      62,643        6,592        269,747       13,486
     possessions
  Political subdivisions of
     states, territories and
     possessions                     236,002        5,065      15,884          500        251,886        5,565
  Special revenue                    895,012       15,437     596,657       34,695      1,491,669       50,132
  Industrial and
     miscellaneous                   306,798       32,247         660          517        307,458       32,764
                                 -----------   ----------   ---------   ----------   ------------   ----------
  TOTAL BONDS                      2,205,732       68,015     711,744       44,666      2,917,476      112,681
                                 -----------   ----------   ---------   ----------   ------------   ----------
  Affiliated                          79,958       44,519      24,300       11,027        104,258       55,546
  Non-affiliated                      72,640       19,952      66,442       24,837        139,082       44,789
                                 -----------   ----------   ---------   ----------   ------------   ----------
  Common stock                       152,598       64,471      90,742       35,864        243,340      100,335
                                 -----------   ----------   ---------   ----------   ------------   ----------
  Preferred Stock                     11,739           55           -            -         11,739           55
                                 -----------   ----------   ---------   ----------   ------------   ----------
  TOTAL STOCKS                       164,337       64,526      90,742       35,864        255,079      100,390
                                 -----------   ----------   ---------   ----------   ------------   ----------
  TOTAL BONDS AND STOCKS         $ 2,370,069   $  132,541   $ 802,486   $   80,530   $  3,172,555   $  213,071
                                 ===========   ==========   =========   ==========   ============   ==========

The Company reported write-downs on its bond investments due to OTTI in fair value of $49,894, $38,733 and $28,758 in 2010, 2009 and 2008, respectively and reported write-downs on its common and preferred stock investments due to OTTI in fair value of $33,261, $38,827 and $437,833 during 2010, 2009 and 2008, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

During 2010, 2009 and 2008, the Company reported the following write-downs on its joint venture and partnership investments due to an OTTI in fair value:

FOR THE YEARS ENDED DECEMBER 31,                      2010        2009        2008
                                                   ---------   ---------    --------
General Atlantic Partners 70, L.P.                 $  11,535   $        -   $      -
General Atlantic Partners 74, L.P.                    14,793            -          -
General Atlantic Partners 77, L.P.                     6,326            -          -
NEF Kamchia Co-Investment Fund, L.P.                  12,803            -          -
Prides Capital Fund I LP                              10,778            -          -
RH Fund 1, L.P.                                        6,940            -          -
AIG Black Sea Holding, L.P. (BTC Investment)               -       57,728          -
AIG Private Equity Portfolio, L.P.                         -        3,542          -
Arrowpath Fund II, L.P.                                    -        4,973          -
Blackstone Kalix Fund L.P.                                 -        3,179          -
Brencourt Multi-Strategy, L.P.                             -        3,899          -
Capvest Equity Partners, L.P.                              -       13,372          -
Electra European Fund II                                   -       17,266          -
J.C. Flowers Fund II, L.P.                                 -       20,286          -
Meritage Private Equity Fund, L.P.                         -        1,239          -
Valueact Capital Partners III                              -        8,811          -
AZ Auto Hldgs LLC                                          -        4,102          -
Valueact Capital Partners                                  -            -      2,270
Spencer Capital Opportunity Fund LLP                       -            -      1,213
Items less than $1.0 million                               -        2,255      2,380
                                                   ---------   ---------    --------
   TOTAL                                           $  63,175   $  140,652   $  5,863
                                                   =========   ==========   ========

Securities carried at an amortized cost of $1,363,230 and $1,210,917 were deposited with regulatory authorities as required by law as of December 31, 2010 and 2009, respectively.

During 2010, 2009 and 2008, included in Net Investment Income Earned were investment expenses of $17,034, $11,116 and $8,439, respectively and interest expense of $348, $9,737 and $27,739, respectively.

The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments traded in other-than-active markets or that do not have quoted prices have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. An active market is one in which transactions for the asset or liability being valued occur with sufficient frequency and volume to provide pricing information on an ongoing basis. An other-than-active market is one in which there are few transactions, the prices are not current, price quotations vary substantially either over time or among market makers, or in which little information is released publicly for the asset or liability being valued. Pricing observability is affected by a number of factors, including the

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and general market conditions.

The standard defines three "levels" based on observability of inputs available in the marketplace used to measure fair value. Such levels are:

      - Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

      - Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable at commonly quoted intervals.

      - Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability.

Bonds, Common Stocks, Preferred Stocks and Derivatives:

The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company uses fair values for bonds, common stocks, preferred stocks and derivatives with NAIC ratings of 3 or below where fair value is less than amortized cost. When fair values are not available, fair values are obtained from third party pricing sources.

The following table presents information about financial instruments carried at fair value on a recurring basis and indicates the level of the fair value measurement per SSAP 100 as of December 31, 2010 and 2009:

                                         DECEMBER 31, 2010
                       --------------------------------------------------
                         Level 1      Level 2       Level 3      Total
                       ----------   ----------    ----------   ----------
Bonds                  $        -   $    3,612    $    2,904   $    6,516
Common stocks              36,311        3,426             -       39,737
Preferred stocks                -       90,886             -       90,886
Derivative liability            -       (4,250)            -       (4,250)
                       ----------   ----------    ----------   ----------
Total                  $   36,311   $   93,674    $    2,904   $  132,889
                       ==========   ==========    ==========   ==========

                                         DECEMBER 31, 2009
                       --------------------------------------------------
                         Level 1      Level 2       Level 3      Total
                       ----------   ----------    ----------   ----------
Bonds                  $        -   $    8,462    $   37,738   $   46,200
Common stocks             880,282       13,782             -      894,064
Preferred stocks                -      117,676         2,905      120,581
                       ----------   ----------    ----------   ----------
Total                  $  880,282   $  139,920    $   40,643   $1,060,845
                       ==========   ==========    ==========   ==========

The following table presents changes during 2010 and 2009 in Level 3 financial instruments measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in income during 2010 and 2009 related to the

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

Level 3 financial instruments that remained in the balance sheet at December 31, 2010 and 2009.

                                                               Net Realized and Unrealized    Unrealized  Purchases,
                                                             Gains (Losses) Included in Net     Gains        Sales,
                    Balance                                       Investment Income and        (Losses)    Issuances,   Balance at
                  Beginning of                                    Realized Capital Gains     Included in  Settlements  December 31,
                     Year       Transfers In  Transfers Out             (Losses)               Surplus        Net         2010
                  ------------  ------------  -------------  ------------------------------  -----------  -----------  ------------
Bonds             $     37,738  $      2,904  $     (32,212) $                       (8,652) $    10,049  $    (6,923) $      2,904
Common stocks                -             -              -                               -            -            -             -
Preferred stocks         2,905             -           (520)                              -          438       (2,823)            -
                  ------------  ------------  -------------  ------------------------------  -----------  -----------  ------------
Total             $     40,643  $      2,904  $     (32,732) $                       (8,652) $    10,487  $    (9,746) $      2,904
                  ============  ============  =============  ==============================  ===========  ===========  ============

                                                 Net Realized and Unrealized    Unrealized Gains
                    Balance                    Gains (Losses) Included in Net        (Losses)     Purchases, Sales,   Balance at
                  Beginning of  Transfers In       Investment Income and          Included in        Issuances,      December 31,
                       Year         (Out)      Realized Capital Gains (Losses)       Surplus      Settlements, Net      2009
                  ------------  ------------   -------------------------------  ----------------  -----------------  ------------
Bonds             $     44,055  $      7,601   $                       (23,257) $         14,459  $          (5,120) $     37,738
Common stocks            8,660        (7,644)                                -            (1,016)                 -             -
Preferred stocks             -         3,033                                 -              (128)                 -         2,905
                  ------------  ------------   -------------------------------  ----------------  -----------------  ------------
Total             $     52,715  $      2,990   $                       (23,257) $         13,315  $          (5,120) $     40,643
                  ============  ============   ===============================  ================  =================  ============

Other Invested Assets:

The Company initially estimates the fair value of investments in joint ventures and limited partnerships (predominately private limited partnerships and certain hedge funds) by reference to transaction price. Subsequently, the Company obtains the fair value of these investments generally from net asset value information provided by the general partner or manager of the investments, the financial statements of which are audited annually. The Company considers observable market data and performs due diligence procedures in validating the appropriateness of using the net asset value as a fair value measurement.

The Company also measures the fair value of certain assets such as joint ventures and limited partnerships included in other invested assets on a non-recurring basis when events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The Company did not have other invested assets measured at fair value on a non-recurring basis as of December 31, 2010 and 2009.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

Loan-Backed and Structured Securities:

The following table summarizes the OTTI recorded during the year for loan-backed and structured securities due to the Company's intent to sell or its inability or lack of intent to hold such securities:

                                                                         OTHER-THAN-
                                               AMORTIZED COST BASIS       TEMPORARY
                                                BEFORE OTHER-THAN-        IMPAIRMENT
                                               TEMPORARY IMPAIRMENT   RECOGNIZED IN LOSS   FAIR VALUE
                                               --------------------   ------------------   ----------
OTTI RECOGNIZED
   Intent to Sell                              $              8,337   $            1,503   $    6,834
   Inability or lack of intent to retain the
     investment in the security for a period
     of time sufficient to recover the
     amortized cost basis                                         -                    -            -
                                               --------------------   ------------------   ----------
   ANNUAL AGGREGATE TOTAL                      $              8,337   $            1,503   $    6,834
                                               ====================   ==================   ==========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

At December 31, 2010, the Company held the following loan-backed and structured securities for which it had recognized credit-related OTTI based on the fact that the present value of projected cash flows expected to be collected was less than the amortized cost of the securities:

                   BOOK/ADJUSTED
                   CARRYING VALUE
                   AMORTIZED COST   PRESENT VALUE OF
                   BEFORE CURRENT    PROJECTED CASH    RECOGNIZED   AMORTIZED COST
CUSIP               PERIOD OTTI           FLOWS           OTTI        AFTER OTTI     FAIR VALUE
                   --------------   ----------------   ----------   --------------   ----------
126694A40          $          172   $            169   $        3   $          169   $      147
23243AAB2                   8,944              8,803          142            8,803        6,487
39538AAC0                   3,528              3,480           48            3,480        1,910
39538BAB0                   3,594              3,537           57            3,537        1,879
39538CAC6                   3,564              3,522           42            3,522        1,230
52525LAQ3                   6,237              5,301          935            5,301        3,377
57645TAA5                   8,168              8,043          125            8,043        4,449
02150KBB4                     346                242          104              242          406
126694A40                     166                156           10              156          161
23243AAB2                   8,823              8,545          280            8,545        7,072
39538AAC0                   3,528              3,454           74            3,454        2,129
39538BAB0                   3,594              3,570           25            3,570        2,180
39538CAC6                   3,567              3,473           93            3,473        1,630
57645TAA5                   7,757              7,560          197            7,560        4,602
126694A40                     154                147            7              147          159
23243AAB2                   8,617              8,372          245            8,372        7,209
39538CAC6                   3,496              2,916          580            2,916        1,669
57645TAA5                   7,150              6,894          255            6,894        4,228
39538AAC0                   3,469              3,407           62            3,407        2,486
02150KBB4                     255                239           15              239          239
126694A40                     146                136            9              136          155
02150KBB4                     242                165           77              165          165
126694A40                     138                105           33              105          156
52525LAQ3                   3,324              3,254           70            3,254        2,418
57645TAA5                     320                316            3              316          294
                   --------------   ----------------   ----------   --------------   ----------
GRAND TOTAL        $       89,299   $         85,806   $    3,491   $       85,806   $   56,837
                   ==============   ================   ==========   ==============   ==========


At December 31, 2010 and 2009, the Company held securities with unrealized losses (fair value is less than cost or amortized cost) for which OTTI had not been recognized in earnings as a realized loss. Such unrealized losses include securities with a recognized OTTI for non interest (i.e. credit) related declines that were recognized in earnings, but for which an associated interest related decline has not been recognized in earnings as a realized loss. The aggregate

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

amount of unrealized losses and fair values for such securities, segregated between those securities that have been in a continuous unrealized loss position for less than 12 months and greater than 12 months, respectively, were as follows:

                                               DECEMBER 31, 2010
--------------------------------------------------------------------------------------------------------------------
                                               Less than 12             12 Months or
                                                  Months                   Longer                     Total
                                         -----------------------   -----------------------   -----------------------
                                                      Unrealized                Unrealized                Unrealized
Description of Securities                Fair Value     Losses     Fair Value     Losses     Fair Value     Losses
-------------------------------------    ----------   ----------   ----------   ----------   ----------   ----------

Loan-backed Securities                   $  572,376   $   58,253   $    6,298   $    1,130   $  578,674   $   59,383
                                         ----------   ----------   ----------   ----------   ----------   ----------
Total temporarily impaired securities    $  572,376   $   58,253   $    6,298   $    1,130   $  578,674   $   59,383
                                         ==========   ==========   ==========   ==========   ==========   ==========

                                               DECEMBER 31, 2009
--------------------------------------------------------------------------------------------------------------------
                                               Less than 12             12 Months or
                                                  Months                   Longer                     Total
                                         -----------------------   -----------------------   -----------------------
                                                      Unrealized                Unrealized                Unrealized
Description of Securities                Fair Value     Losses     Fair Value     Losses     Fair Value     Losses
-------------------------------------    ----------   ----------   ----------   ----------   ----------   ----------
Loan-backed Securities                   $   39,240   $   23,923   $      660   $      517   $   39,900   $   24,440
                                         ----------   ----------   ----------   ----------   ----------   ----------
Total temporarily impaired securities    $   39,240   $   23,923   $      660   $      517   $   39,900   $   24,440
                                         ==========   ==========   ==========   ==========   ==========   ==========

In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company also considers its cash and working capital requirements and generally considers expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

During 2010, the Company and certain of its affiliated insurance companies purchased various series of Class A Notes from Metropolis II, LLC
("Metropolis"). Each series of notes issued by Metropolis are collateralized by a single asset backed security (or in one series, four asset backed securities), primarily, collateralized loan obligations.

The Class A Notes were created as part of securitization transactions during 2010, in which the collateral was transferred to Metropolis by AIG Financial Products Corp. (AIG-FP), an affiliate of the Company, through one of AIG-FP's wholly-owned subsidiaries. In exchange for the underlying collateral, AIG-FP and its wholly-owned subsidiary received cash equal in amount to the purchase price of the Class A Notes, and Class B Notes issued by Metropolis as part of the series.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

The Company's and its affiliated insurance companies' participation in the purchase of Class A Notes during 2010 is as follows (par and purchase price each converted to US dollars as of the acquisition date):

COMPANY                                              PAR PURCHASED   PURCHASE PRICE
-------------------------------------------------    -------------   -------------
National Union                                       $     852,455   $     808,335
American Home                                              423,421         402,213
C&I                                                        275,223         261,438
Lexington Insurance Company                                423,421         402,213
Chartis Select Insurance Company                           275,223         261,438
                                                     -------------   -------------
   Total                                             $   2,249,743   $   2,135,637
                                                     =============   =============

Of the thirteen Class A Notes issued by Metropolis and purchased by the Company and its affiliates, eight series are denominated in euros, the same currency as the collateral underlying that series. The Company and each of the affiliated insurance companies participating in the transactions entered into cross-currency swaps with AIG Markets, Inc. to hedge the foreign currency risk associated with the euro-denominated Class A Notes.

Pursuant to the Company's cross-currency swaps, the Company will periodically make payments in euros in exchange for a receipt of a payment in US dollars on fixed dates and fixed exchange rates. The Company is therefore exposed under this type of contract to fluctuations in value of the swaps due to changes in exchange rates. This exposure in the value of euro payments offsets the Company's exposure to changes in the value of euro receipts on the Metropolis Class A Notes discussed above.

Credit Risk: The current credit exposure of the Company's derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral.

Cash Requirements: The Company is not subject to collateral requirements on the cross-currency swaps. On swap payment dates, the Company is required to make a payment in euros equal to the amount of euros physically received on the Metropolis Class A Notes.

The Company has determined that the cross-currency swaps do not qualify for hedge accounting under the criteria set forth in SSAP No. 86, entitled Accounting for Derivative Instruments and Hedging Transactions. As a result, the Company's swap agreements are accounted for at fair value and the changes in fair value are recorded as unrealized gains or unrealized losses in the Statements of Income and Changes in Capital and Surplus.

The initial notional amount of each swap matched the par amounts of Class A Notes purchased. The notional amount on these swaps reduces over time, to match reductions in the par amounts of the related Class A Notes owned by the Company and its affiliates (e.g., resulting from principal repayments or sales). The aggregate outstanding notional amount of the swaps as of December 31, 2010 was EUR 1,252,015.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

The following table summarizes the realized and unrealized capital gains or losses, the notional amount and the fair value of the cross-currency swaps held by the Company and its affiliates as of and for the year ended December 31, 2010:

                                             AS OF DECEMBER 31, 2010        YEAR ENDED DECEMBER 31, 2010
                                         -----------------------------    ---------------------------------
                                           OUTSTANDING                                        UNREALIZED
                                            NOTIONAL       ESTIMATED      REALIZED CAPITAL   CAPITAL GAINS /
                                             AMOUNT        FAIR VALUE     GAINS / (LOSSES)     (LOSSES)
                                         --------------   ------------    ----------------   --------------
COMPANY
National Union                           euro   493,005   $    (11,263)   $          2,580   $      (11,263)
American Home                                   230,003         (4,250)                913           (4,250)
C&I                                             149,502         (2,762)                593           (2,762)
Lexington Insurance Company                     230,003         (4,250)                913           (4,250)
Chartis Select Insurance Company                149,502         (2,762)                593           (2,762)
                                         --------------   ------------    ----------------   --------------
   Total                                 euro 1,252,015   $    (25,287)   $          5,592   $      (25,287)
                                         ==============   ============    ================   ==============

NOTE 4 - RESERVES FOR LOSSES AND LAE

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2010, 2009 and 2008 is set forth in the table below:

                                                               2010           2009            2008
                                                          ------------    ------------    ------------
RESERVES FOR LOSSES AND LAE, END OF PRIOR YEAR            $ 13,482,501    $ 13,268,600    $ 13,732,102
Incurred losses and LAE related to:
   Current accident year                                     4,074,495       4,528,746       5,573,146
   Prior accident years                                      1,904,603         939,381         (30,723)
     TOTAL INCURRED LOSSES AND LAE                           5,979,098       5,468,127       5,542,423

Paid losses and LAE related to:
   Current accident year                                    (1,206,965)     (1,426,132)     (1,689,045)
   Prior accident years                                     (3,871,541)     (3,828,094)     (4,316,880)
     TOTAL PAID LOSSES AND LAE                              (5,078,506)     (5,254,226)     (6,005,925)
                                                          ------------    ------------    ------------
RESERVES FOR LOSSES AND LAE, AS OF DECEMBER 31,           $ 14,383,093    $ 13,482,501    $ 13,268,600
                                                          ============    ============    ============

Following completion of its annual comprehensive loss reserve review, the Company recorded a $1,506,600 reserve charge, for the fourth quarter of 2010 to strengthen loss reserves, reflecting adverse development on prior accident years in classes of business with long reporting tails. Four classes -- asbestos, excess casualty, excess workers' compensation, and primary workers' compensation -- comprise approximately 80 percent of

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

the total charge. The majority of the reserve strengthening relates to development in accident years 2005 and prior. These adjustments reflect management's current best estimate of the ultimate value of the underlying claims. These liabilities are necessarily subject to the impact of future changes in claim severity and frequency, as well as numerous other factors. Although the Company believes that these estimated liabilities are reasonable, because of the extended period of time over which such claims are reported and settled, the subsequent development of these liabilities in future periods may not conform to the assumptions inherent in their determination and, accordingly, may vary materially from the amounts previously recorded. To the extent actual emerging loss experience varies from the current assumptions used to determine these liabilities, they will be adjusted to reflect actual experience. Such adjustments, to the extent they occur, will be reported in the period recognized. AIG continues to monitor these liabilities and will take active steps to mitigate future adverse development. Additionally, during 2010, National Union commuted its quota share and stop loss reinsurance agreements with Chartis Specialty Insurance Company (Chartis Specialty) resulting in a net decrease in reserves of $1,180,170, offset by an increase of $794,667 from its commutation of a multi year reinsurance agreement with American International Reinsurance Company, Ltd. (AIRCO). Refer to Note 6.

For 2009, the Company experienced significant adverse loss and LAE reserve development, including accretion of loss reserve discount. The adverse development was almost entirely attributable to the Excess Casualty and Excess Workers Compensation classes of business. The Company modified its loss development assumptions for each of these classes of business in 2009 in response to the higher than expected loss emergence. For 2008, the development was slightly favorable prior to accretion of the workers compensation discount, and slightly adverse after recognition of accretion of the discount. Favorable development in Directors & Officers liability and other classes of business offset adverse development in the Company's Excess Casualty business. The adverse development in Excess Casualty was primarily related to accident years 2003 and prior.

In calendar year 2008, two transactions resulted in a significant increase in paid loss with a corresponding decrease in loss reserves. These transactions were the result of the American Home Canadian Branch novation (see Note 5E) and the Foreign Operations restructuring. The total calendar year paid losses as a result of these events were approximately $331,200 and $306,000 for the Canada novation and Foreign Operations restructuring, respectively. These payments are spread over multiple accident years and resulted in modest beneficial development of about $21,600. In addition, in 2008, the Company recorded paid losses of $108,000 relating to one credit excess of loss assumed treaty applicable to accident year 2008. There will be no additional impact from this treaty as the full limits of the treaty have been paid. Additionally, the 2009 paid losses and LAE reflect the commutation of the 21st Century Personal Auto Group. See Note 5E for further details.

As of December 31, 2010, 2009 and 2008, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $169,676, $166,812 and $178,706, respectively. In addition, the Company recorded $50,400 of salvage from a related party, as a direct reduction of outstanding reserves.

As of December 31, 2010, 2009 and 2008, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $4,364,556, $5,336,235 and $5,340,598 respectively (exclusive of inter-company pooling).

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

ASBESTOS AND ENVIRONMENTAL RESERVES

The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

The Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) for the year ended December 31, 2010, 2009 and 2008, gross and net of reinsurance credits, are as follows:

                                                          ASBESTOS LOSSES                      ENVIRONMENTAL LOSSES
                                             ---------------------------------------    -----------------------------------
                                                 2010          2009           2008         2010         2009        2008
                                             -----------    ----------    ----------    ---------    ---------    ---------
Direct:

Loss and LAE reserves, beginning of year     $   890,649    $  905,283    $  983,032    $  88,550    $ 105,450    $ 137,135

    Incurred losses and LAE                      818,692       175,575        98,429        5,138       (3,738)     (13,665)
    Calendar year paid losses and LAE           (172,915)     (190,209)     (176,178)     (25,772)     (13,162)     (18,020)
                                             -----------    ----------    ----------    ---------    ---------    ---------

LOSS AND LAE RESERVES, END OF YEAR           $ 1,536,426    $  890,649    $  905,283    $  67,916    $  88,550    $ 105,450
                                             ===========    ==========    ==========    =========    =========    =========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

                                                         ASBESTOS LOSSES                      ENVIRONMENTAL LOSSES
                                             --------------------------------------    -----------------------------------
                                                2010          2009          2008          2010        2009          2008
                                             ----------    ----------    ----------    ---------    ---------    ---------
Assumed:

Loss and LAE reserves, beginning of year     $   85,957    $   86,374    $   89,654    $   5,744    $   5,077    $   5,933

   Incurred losses and LAE                       87,026        (1,517)       12,578        1,066          856         (735)
   Calendar year paid losses and LAE            (18,597)        1,100       (15,858)      (1,334)        (189)        (121)
                                             ----------    ----------    ----------    ---------    ---------    ---------

LOSS AND LAE RESERVES, END OF YEAR           $  154,386    $   85,957    $   86,374    $   5,476    $   5,744    $   5,077
                                             ==========    ==========    ==========    =========    =========    =========

Net of reinsurance:

Loss and LAE reserves, beginning of year     $  393,257    $  414,790    $  464,090    $  48,761    $  57,647    $  71,628

   Incurred losses and LAE                      422,050        54,172        27,666        6,963        1,800           32
   Calendar year paid losses and LAE            (81,934)      (75,705)      (76,966)     (14,028)     (10,686)     (14,013)
                                             ----------    ----------    ----------    ---------    ---------    ---------

LOSS AND LAE RESERVES, END OF YEAR           $  733,373    $  393,257    $  414,790    $  41,696    $  48,761    $  57,647
                                             ==========    ==========    ==========    =========    =========    =========

The amount of ending reserves for Bulk and IBNR included in the table above for Asbestos and Environmental losses is as follows:

                                            ASBESTOS LOSSES                 ENVIRONMENTAL LOSSES
                                 -----------------------------------   ---------------------------------
                                     2010         2009        2008        2010       2009        2008
                                 -----------   ---------   ---------   ---------   ---------   ---------
Direct basis                     $ 1,127,844   $ 503,724   $ 524,100   $  17,850   $  29,091   $  39,611
Assumed reinsurance basis            118,402      41,926      37,560         394         520          96
Net of ceded reinsurance basis       552,119     221,716     238,704       8,548      14,070      19,081

The amount of ending reserves for LAE included in the table above for Asbestos and Environmental losses is as follows:

                                          ASBESTOS LOSSES                ENVIRONMENTAL LOSSES
                                 --------------------------------   ------------------------------
                                    2010        2009       2008       2010       2009       2008
                                 ----------   --------   --------   --------   --------   --------
Direct basis                     $  125,316   $ 55,969   $ 58,233   $  7,650   $ 12,468   $ 16,976
Assumed reinsurance basis             7,659      7,009      7,124         87        164        109
Net of ceded reinsurance basis       55,849     26,985     29,473      3,582      5,971      8,245

Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2010 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

NOTE 5 - RELATED PARTY TRANSACTIONS

A.    NATIONAL UNION INTER-COMPANY POOLING AGREEMENT

      The Company, as well as certain other insurance affiliates, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business (except that of the foreign branch of American
      Home) to National Union, the lead pooling participant. In turn, each pooling participant receives from National Union their percentage share of the pooled business.

      The Company's share of the pool is 36.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

      A list of all pooling participants and their respective participation percentages is set forth in Note 1.

B.    CHARTIS OVERSEAS ASSOCIATION POOLING ARRANGEMENT

      AIG formed the Association; a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. In exchange for membership in the Association at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of New Hampshire, National Union, and the Company. On annual basis the Association files audited financial statements in accordance with accounting practices prescribed or permitted by NY SAP.

      At the time of forming the Association, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the Association. The initial participation established was subsequently amended for profits and losses for each year derived from reinsurance of risks situated in Japan (excluding certain Japanese situs risks and business underwritten by the Company's Japan branch which is not subject to the National Union inter-company pooling agreement nor the Association). The participation for Japanese and non-Japanese business underwritten via the Association is set forth in the table below:

                                                                                    INITIAL          PARTICIPATION
                                                                     NAIC CO.    PARTICIPATION    PERCENT SPECIFIC TO
MEMBER COMPANY                                                         CODE         PERCENT           JAPAN RISK
----------------------------------------------------------------     --------    -------------    -------------------
Chartis Overseas Limited                                                    -         67.0%              85.0%
Commercial Pool member companies, as follows:                               -         33.0%              15.0%
   New Hampshire Insurance Company                                      23841         12.0%              10.0%
   National Union Fire Insurance Company of Pittsburgh, Pa.             19445         11.0%               5.0%
   American Home Assurance Company                                      19380         10.0%               0.0%

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      In accordance with the National Union inter-company pooling agreement, the Commercial Pool member companies' participation in the Association is pooled among all Commercial Pool members proportional to their participation in the Commercial Pool. The Company's participation in the Association after the application of its participation in the National Union inter-company pooling agreement has been presented in the accompanying financial statements as follows:

AS OF DECEMBER 31,                                          2010           2009
------------------------------------------------        -----------    -----------
Assumed reinsurance receivable                          $    75,852    $    55,248
Funds held by ceding reinsurers                              12,478          8,204
Reinsurance recoverable                                      42,074         34,838
Equities in underwriting pools and associations             544,719        570,343
                                                        -----------    -----------
TOTAL ASSETS                                            $   675,123    $   668,633
                                                        ===========    ===========

Loss and LAE reserves                                   $   564,889    $   491,833
Unearned premium reserves                                   233,080        224,644
Funds held                                                   13,038         14,524
Ceded balances payable                                       61,292         61,413
Retroactive reinsurance                                           -          (132)
Assumed reinsurance payable                                  44,085         32,165
                                                        -----------    -----------
TOTAL LIABILITIES                                       $   916,384    $   824,447
                                                        -----------    -----------

TOTAL SURPLUS                                           $  (241,261)   $  (155,814)
                                                        ===========    ===========

      As of December 31, 2010, the Association reported an asset of $2.4 billion representing the value of subsidiaries and affiliated entities (SCAs). As of December 31, 2010, Chartis Europe S.A. represented $1.3 billion and Chartis UK Holdings represented $836 million, respectively of this total SCA asset.

      The Company's reporting of its interest in the Association's SCA entities is consistent with the reporting of its interest in the Association and the National Union inter-company pooling agreement. At December 31, 2010, the Company's interest in the Association's SCA entities was $290 million and has been reported as a component of Equities in Underwriting Pools and Associations.

      Effective December 1, 2010, as part of its efforts to simplify the legal entity structure, enhance transparency and streamline financial visibility, Chartis International, LLC restructured its Hong Kong general insurance operations.

      The restructuring involved converting the existing Hong Kong managing general agency subsidiary company (American International Underwriters, Limited) into an insurance company subsidiary (Chartis Insurance Hong Kong Limited) and transferring in-force, new and renewal business of the Hong Kong branches of the Company, National Union and New Hampshire (collectively, the Companies) to Chartis Insurance Hong Kong Limited under
      Section 25D of the Hong Kong Insurance Companies Ordinance.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      The results of the Hong Kong Branches have been historically reported by the Company through its participation in the Association. The Association reports on a fiscal year ending on November 30. Although the Company and other members of the Commercial Pool's fiscal year ends on December 31, their respective annual financial statements have historically and consistently reported the results of its participation in the Association based on the Association's fiscal year close of November 30. In order to achieve consistency in their financial reporting, the Company and other members of the Commercial Pool, will record this transaction in their respective 2011 statutory financial statements. While NY SAP is not the domiciliary jurisdiction for the Association, the Department did not object to the Association reporting this transaction in 2011.

C.    GUARANTEE ARRANGEMENTS

      The Company issued guarantees whereby it unconditionally and irrevocably guaranteed all present and future obligations and liabilities of any kind arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies. The Company would be required to perform under the guarantee agreements in events or circumstances (including bankruptcy, reorganization and similar proceedings) where the guaranteed companies failed to make payments under the policies of insurance issued during the period of the guarantee.

      As of the date of this financial statement and as disclosed on the table that follows, two policyholder guarantees remain in force. The Company remains contingently liable for all policyholder obligations associated with insurance policies issued by all guaranteed entities during the period in which the guarantee was in force.

      The guarantees are not expected to have a material effect on the Company's surplus as all of the guaranteed entities report total assets in excess of their liabilities and the majority of the guaranteed entities have invested assets in excess of their direct (prior to reinsurance) policyholder liabilities. Additionally, the Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and instead of the Company. Furthermore, for former affiliates that have been sold to third parties, the purchasers have provided the Company with hold harmless agreements for its obligations under the guarantees. Accordingly, management believes that the likelihood of a payment under any of the guarantees is remote.

      The following sets forth the effective and termination dates of each guarantee and the policyholder obligations,

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)


      invested assets, estimated loss to the Company, and policyholders' surplus for each guaranteed entity as of December 31, 2010:

                                                          POLICYHOLDER                                                POLICYHOLDERS'
                                 DATE         DATE        OBLIGATIONS @       INVESTED ASSETS @       ESTIMATED LOSS     SURPLUS
GUARANTEED COMPANY              ISSUED     TERMINATED      12/31/2010             12/31/2010           @ 12/31/2010   @ 12/31/2010
----------------------          ------     ----------     -------------       -----------------       --------------  -------------
21st Century Advantage
Insurance Company
(f/k/a AIG
Advantage Insurance
Company)                *      12/15/97       8/31/09     $      16,413         $      30,293              $ -        $      24,873

AIG Edison Life
Insurance Company       **      8/29/03                      26,758,613            29,629,467                -            2,325,363

AIG Europe
(Netherlands) N.V.      ***     9/27/04       2/28/10                 -                     -

Farmers Insurance
Hawaii, Inc (f/k/a
AIG Hawaii
Insurance Company,
Inc.)                   *       11/5/97       8/31/09            28,465               105,203                -               70,659

AIG Mexico Seguros
Interamericana, S.A.
de C.V.                        12/15/97                         275,716               115,340                -               24,458

American General
Life and Accident
Insurance Company                3/3/03       9/30/10         8,511,609             9,355,843                               840,752

American General
Life Insurance
Company                          3/3/03      12/29/06        31,170,593            39,764,916                -            6,612,085

American
International
Assurance Company
(Australia) Ltd                 11/1/02      10/30/10           304,000             1,014,000                -              303,000

21st Century North
America Insurance
Company (f/k/a
American
International
Insurance Company)      *       11/5/97       8/31/09           147,102               613,891                -              459,462

21st Century
Superior Insurance
Company (f/k/a
American
International
Insurance Company of
California, Inc.)       *      12/15/97       8/31/09            36,235                31,877                -               25,878

21st Century
Pinnacle Insurance
Company (f/k/a
American
International
Insurance Company of
New Jersey)             *      12/15/97       8/31/09            28,491                46,783                -               36,195

Chartis Europe, S.A.
(f/k/a AIG Europe
S.A.)                   ****    9/15/98                       5,783,197             6,176,677                -            3,114,161

First SunAmerica
Life Insurance
Company                          1/4/99       1/31/08         4,787,371             9,969,923                               746,122

Chartis UK. (f/k/a
Landmark Insurance
Company, Ltd (UK))      ****     3/2/98      11/30/07           161,386             5,316,482                -            2,015,298

Lloyd's Syndicate
1414 (Ascot
Corporate Name)         ****    1/20/05      10/31/07            65,373             1,307,303                -              364,810

SunAmerica Annuity
and Life Assurance
Company                          1/4/99      12/29/06        17,416,540            26,892,721                               834,074

SunAmerica Life
Insurance Company                1/4/99      12/29/06        11,305,319            16,746,327                             3,897,823

The United States
Life Insurance
Company in the City
of NY                            3/3/03       4/30/10         4,894,294            11,061,455                -            1,167,447

The Variable Annuity
Life Insurance
Company                          3/3/03      12/29/06        47,616,891            63,447,359                -            3,800,284
                                                          -------------         -------------              ---        -------------
 TOTAL GUARANTEES                                         $ 159,307,608         $ 221,625,860              $ -        $  26,662,744
                                                          =============         =============              ===        =============

*The guaranteed company was formerly part of AIG's Personal Auto Group and was sold on July 1, 2009 to Farmers Group, Inc. (FGI), a subsidiary of Zurich Financial Services Group (ZFSG). As part of the sale, ZFSG issued a hold harmless agreement to the Company with respect to their obligations under this guarantee.

** AIG Edison Life Insurance Company was sold by AIG to Prudential Financial, Inc (PFI) on February 1, 2011. As part of the sale, PFI provided the Company with a hold harmless agreement with respect to its obligations under this guarantee.

The guarantee terminated on March 31, 2011,

*** Merged into Chartis Europe S.A. effective December 31, 2009. Financial disclosures included in Chartis S.A. amounts.

**** Disclosure based on local GAAP translated at the spot rate as of December 31, 2010.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)


      The Company does not believe that the events of AIG discussed in Note 5G will increase the likelihood that the guarantees will be materially impacted.

D.    INVESTMENTS IN AFFILIATES

      As of December 31, 2010 and 2009, the Company's common stock investments with its affiliates together with the related change in unrealized appreciation were as follows:

                                                              AFFILIATE                        CARRYING VALUE         CHANGE IN
                                                              OWNERSHIP     ACTUAL COST        AT DECEMBER 31,     CARRYING VALUE
AFFILIATED COMMON STOCK INVESTMENTS                            PERCENT         2010                  2010               2010
----------------------------------------------                ---------     -----------        ---------------     --------------
AIG Mexico Industrial, L.L.C.                                    49.0%       $   6,981            $  10,954           $     567
AIG Non Life Holding Company (Japan), Inc. (c)                  100.0%         300,384              289,975             210,017
American International Realty Corporation                        31.5%          14,169               42,347              21,723
Eastgreen, Inc.                                                  13.4%          12,804               10,065                 138
AIU Brasil Affiliate                                            100.0%             408                2,247                 155
Pine Street Real Estate Holdings Corporation                     31.5%           5,209                2,135                 (58)
Fuji Fire and Marine Insurance Company (c)                        2.8%               -                    -             (12,180)
                                                                             ---------            ---------           ---------
   TOTAL COMMON STOCKS - AFFILIATES                                          $ 339,955            $ 357,723           $ 220,362
                                                                             =========            =========           =========

                                                              AFFILIATE                        CARRYING VALUE      CHANGE IN
                                                              OWNERSHIP     ACTUAL COST        AT DECEMBER 31,   CARRYING VALUE
AFFILIATED COMMON STOCK INVESTMENTS                            PERCENT         2009                 2009             2009
--------------------------------------------                  ---------     -----------        ---------------   --------------
21st Century Insurance Group (b)                                  0.0%       $       -            $       -        $  (117,912)
AIG Hawaii Insurance Company, Inc. (b)                            0.0%               -                    -            (64,060)
AIG Mexico Industrial, L.L.C.                                    49.0%           8,932               10,387              1,604
AIG Non Life Holding Company (Japan), Inc.                      100.0%         124,477               79,958            (47,821)
American International Realty Corporation                        31.5%          14,169               20,624            (29,913)
Eastgreen, Inc.                                                  13.4%          12,804                9,927                (37)
AIU Brasil Affiliate                                            100.0%             408                2,092              2,092
Fuji Fire and Marine Insurance Company                            2.8%          17,078               12,180             (7,271)
Pine Street Real Estate Holdings Corporation                     31.5%           5,445                2,193                110
Transatlantic Holdings, Inc. (a)                                  0.0%               -                    -           (945,009)
                                                                             ---------            ---------        -----------
   TOTAL COMMON STOCKS - AFFILIATES                                          $ 183,313            $ 137,361        $(1,208,217)
                                                                             =========            =========        ===========

(a) As referenced in Note 5E, Transatlantic Holdings, Inc. has been reported as an unaffiliated investment in this financial statement.

(b) As referenced in Note 5E, the Company sold its ownership in 21st Century and AIG Hawaii to Farmers Group, Inc.

(c) The Company's ownership of Fuji Fire and Marine Insurance Company was consolidated with its ownership of AIG Non Life Holding Company (Japan) Inc.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      Investments in affiliates are included in common stocks based on the net worth of the entity except for publicly traded affiliates which are based on quoted fair values, less a discount as prescribed by NAIC SAP (see Note
      1).

      The Company has ownership interests in certain affiliated real estate holding companies. From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2010 and 2009, the Company's total investments in partnerships with affiliated entities where AIG's interest was greater than 10.0% amounted to $802,931 and $908,367, respectively.

E. RESTRUCTURING

      DOMESTIC OPERATIONS

      As discussed in Notes 4 and 6, effective January 1, 2010 and April 1, 2010, National Union commuted its quota share and stop loss reinsurance agreements with Chartis Specialty and a multi year reinsurance agreement with AIRCO, respectively. The Company recorded its share of these transactions based upon its stated pool percentage.

      Effective October 7, 2010, National Union Fire Insurance Company of Louisiana, Audubon Insurance Company and Audubon Indemnity Company were merged with and into National Union. National Union is the surviving company and has assumed all of the existing obligations of the merged companies. The mergers were recorded as of October 1, 2010 with the approval of the Pennsylvania Insurance Department. The Company recorded its proportionate share of this transaction with National Union in accordance with the pooling agreement.

      On June 10, 2009, the Company sold 12,826 shares of Transatlantic Holdings, Inc. (TRH) for $470,341 and recorded a realized gain of $450,511. As of December 31, 2009, the Company continued to own 9,193 common shares of TRH, representing approximately 13.9% of TRH's common shares issued, which were sold in March 2010 (Refer to Note 14). The Company had previously owned 33.2% of TRH. In addition, the Company recorded a capital contribution of $75,923 pursuant to the terms of a make whole agreement between the Company and AIG, whereby AIG agreed to contribute capital to the Company in an amount equal to the difference between the statutory carrying value of TRH and the consideration received by the Company for the sale of its shares. The Company also received a deemed contribution of approximately $157,679 pursuant to the Tax Sharing Agreement (Agreement) in connection with this sale. The Agreement provides that AIG will reimburse the Company for any current tax liabilities arising from the sale of an operating subsidiary during the term of the Credit Facility (refer to Note 5F), except amounts required to be remitted as Net Cash Proceeds, as defined in the Credit Facility. The Department issued a determination of non-control ruling relative to the Company's ownership of TRH. Accordingly, the Company's investment in TRH common stock has been reported as an unaffiliated investment in this financial statement and has been reported at fair value in accordance with SSAP No. 30, Investments in Common Stock. During 2010, the Company sold all but one hundred of the remaining shares of TRH and realized a profit of $463,417.

      Effective July 1, 2009, the 21st Century Personal Auto Group (PAG) was sold to Farmers Group, Inc. (FGI), a subsidiary of Zurich Financial Services Group for $1.9 billion. Of the $1.9 billion proceeds received by AIG member companies from the sale of the PAG entities to FGI, $0.2 billion was retained by Chartis U.S. Inc. as

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      consideration for the PAG entities it owned and $1.7 billion was provided to the Chartis U.S. insurance entities. American International Insurance Company (AIIC) was the lead company in the Personal Lines Pool which was the mechanism for sharing the PAG and the Private Client Group (PCG) business underwritten among the Personal Lines Pool members. PCG business was underwritten directly by member companies of the Personal Lines Pool as well as the insurance entities of Chartis U.S. Inc. not subject to this sale ("Chartis U.S. Inc. companies"). The PCG business written by Chartis U.S. Inc. companies was ceded 100% to AIIC as the pool lead. The total of the PCG business assumed by AIIC, the PCG business underwritten directly by Personal Lines Pool members, as well as the PAG business retained by AIIC ("net business of the Personal Lines Pool") was then subject to a 50% quota share to National Union. The Commercial Pool members participated in this business assumed by National Union at their stated pool percentages.

      In connection with this sale, various reinsurance agreements between the PAG companies and the Chartis U.S. Inc. companies (including the Company) were partially or fully commuted as of June 30, 2009. The major transactions are summarized below:

            1. The quota share reinsurance agreement between National Union and AIIC under which AIIC ceded 50% of the net business of the Personal Lines Pool to National Union was commuted as of June 30, 2009.

            2. All liabilities relating to existing PCG business that was written on a direct basis by members of the Personal Lines Pool were transferred to National Union under the terms of the PCG Business Reinsurance and Administration Agreement, effective June 30, 2009.

            3. All obligations and liabilities relating to the PCG business that was directly written and ceded by Chartis U.S. Inc. companies to AIIC under various quota share reinsurance agreements were commuted as of June 30, 2009.

      Following these transactions the Chartis U.S. Inc. companies settled all amounts due to AIIC in securities and cash totaling $871.9 million. The Company's share of this settlement was $293.3 million.

      The Chartis U.S. Inc. companies which owned 21st Century Insurance Group (a member company of PAG), recorded dividend income and a resulting intangible asset of approximately $527.5 million for the fair value of the PCG business, which was not subject to the PAG sale and was retained by the Chartis U.S. Inc. companies going forward. Additionally, capital contributions were received by the owners of 21st Century Insurance Group of $184.6 million from Chartis U.S. as part of the tax sharing agreement. The Company's share of these transactions was dividend income of $79.7 million and a capital contribution of $27.9 million.

      Following the sale of the PAG entities, which included the Company's ownership in 21st Century Insurance Group and AIG Hawaii Insurance Company, Inc., the Company received $182.6 million of the $1.7 billion of proceeds received by the Chartis U.S. Inc. companies. As a result of these transactions involving the sale of these PAG entities, the Company recorded a pre-tax loss of $14.5 million.

      AMERICAN HOME CANADIAN BRANCH NOVATION

      Effective November 1, 2008, the American Home Canadian Branch (the Branch) entered into an assumption reinsurance and asset purchase agreement with Chartis Insurance Company of Canada, (formerly AIG

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      Commercial Insurance Company of Canada), under which the existing and inforce policies of insurance issued by the Branch were novated to Chartis Insurance Company of Canada. Subsequent to the transfer, the Branch ceased operations and was dissolved. The transaction has been accounted for at fair value in accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties (SSAP 25) as it qualifies as an "economic transaction". The fair value of the liabilities assumed by Chartis Insurance Company of Canada are approximately $2,146,053. In connection with Chartis Insurance Company of Canada's assumption of such liabilities, the Branch transferred assets at fair value that, in total, equal the obligations assumed by Chartis Insurance Company of Canada less a balance representing intangible assets of approximately $75,693 which are being deferred and will be amortized over a 10 year period and netted within the Company's other assets. The release of the liabilities and the transfer of the investments to Chartis Insurance Company of Canada by the Branch have been accounted for in the Company's Statements of Cash Flows as benefit and loss related payments of $331,200 and proceeds from investments sold, matured or repaid, respectively, resulting in these cash flow line items increasing by $1,225,013. The following table summarizes the pre-tax gain recognized by the Company as a result of this transaction:

Description                                                         Amount
-----------------------------------------------------------      ------------
Loss from investments included in realized capital
 gains/losses                                                    $   (210,868)
Underwriting gain                                                      13,762
Other income (ceding commission)                                       14,276
Gain relating to foreign exchange included in other income            371,741
                                                                 ------------
Net pre-tax gain                                                 $    188,911
                                                                 ============

      In relation to and prior to this transaction, Chartis U.S. Inc. contributed capital to Chartis Insurance Company of Canada in the amount of approximately $964,000. Chartis U.S. Inc. obtained such funding via dividends paid by the following entities:

Company                                                            Dividend
-----------------------------------------------------------      ------------
National Union Fire Insurance Company of Pittsburgh, Pa.         $    299,000
American Home Assurance Company                                       170,000
Commerce and Industry Insurance Company                               103,000
Chartis Property Casualty Company                                     103,000
The Insurance Company of the State of Pennsylvania                    122,000
New Hampshire Insurance Company                                       167,000

      During the fourth quarter of 2008 and subsequent to this transaction, the Branch repatriated its remaining net assets of $921,000 to the Company. The Company subsequently utilized $691,000 of this repatriated amount to pay a dividend to Chartis U.S. Inc. of $691,000. Subsequently, Chartis U.S. Inc. contributed such funds to the

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      following entities in consideration for the dividends paid to originally fund the transaction:

Company                                                      Capital Contribution
--------------------------------------------------------     --------------------
National Union Fire Insurance Company of Pittsburgh, Pa.         $    299,000
Chartis Property Casualty Company                                     103,000
The Insurance Company of the State of Pennsylvania                    122,000
New Hampshire Insurance Company                                       167,000

F. OTHER RELATED PARTY TRANSACTIONS

      The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2010 and 2009 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2010 and 2009 and all capital contributions and dividends.

                                                                 ASSETS RECEIVED BY       ASSETS TRANSFERRED BY
                                                                    THE COMPANY                THE COMPANY
                                                             -------------------------  ------------------------
  DATE OF                                                      STATEMENT                 STATEMENT
TRANSACTION  EXPLANATION OF TRANSACTION  NAME OF AFFILIATE       VALUE     DESCRIPTION      VALUE    DESCRIPTION
-----------  --------------------------  ------------------  -------------------------  ------------------------
  02/12/10            Dividend           Chartis U.S., Inc.  $          -       -       $   300,000     Cash
  04/08/10            Dividend           Chartis U.S., Inc.             -       -             1,343     Cash
  Various     Capital contribution (a)   Chartis U.S., Inc.         5,322    In kind              -      -
  03/31/10      Capital contribution     Chartis U.S., Inc.         4,829    In kind              -      -
  12/31/10    Capital contribution (b)   Chartis U.S., Inc.     1,937,124   Receivable            -      -
  06/24/10       Sale of securities        National Union         708,005     Cash          708,005  Securities

--------------
(a)   Capital contributions in lieu of Tax Sharing agreement

(b)   Capital contribution was received on February 25, 2011 (Refer to Note 13)

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

                                                                  Assets Received by       Assets Transferred by
                                                                     the Company                the Company
                                                               ------------------------  ------------------------
  Date of                                                       Statement                 Statement
Transaction   Explanation of Transaction   Name of Affiliate      Value     Description     Value     Description
-----------  ----------------------------  ------------------  -----------  -----------  -----------  -----------
 06/30/09      Capital contribution (c)    Chartis U.S., Inc.  $       948    In kind    $         -       -
 06/30/09      Capital contribution (a)    Chartis U.S., Inc.       75,923      Cash               -       -
 06/30/09    Capital contribution (a) (c)  Chartis U.S., Inc.      157,679    In kind              -       -
 12/31/09      Capital contribution (c)    Chartis U.S., Inc.       58,930    In kind              -       -
 06/30/09        Capital contribution      Chartis U.S., Inc.       15,495      Cash               -       -
 07/01/09      Capital contribution (b)    Chartis U.S., Inc.       27,886    In kind              -       -
 12/31/09        Capital contribution      Chartis U.S., Inc.        6,425    In kind              -       -
 06/22/09       Purchases of security        National Union        573,629      Bonds        573,629      Cash
 10/30/09       Purchases of security            AIGSL             133,979      Bonds        133,979      Cash
 07/01/09           Sale of bonds                 AIIC             219,257      Cash         219,257     Bonds

----------------
(a) Sale of Transatlantic Holdings, Inc. (TRH) - make whole agreement and tax sharing agreement

(b)   Sale of Personal Auto Group

(c)   Capital contributions in lieu of Tax Sharing Agreement

      AIGSL : AIG Security Lending

In the ordinary course of business, the Company utilizes its affiliates for data center systems, investment services, salvage and subrogation, and claims management. The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2010, 2009 and 2008 between the Company and affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2010, 2009 and 2008:

FOR THE YEARS ENDED DECEMBER 31,                               2010         2009         2008
--------------------------------                            ----------   ----------   ----------
Chartis Claims, Inc.                                        $  245,427   $  255,941   $  254,033
                                                            ----------   ----------   ----------
   TOTAL                                                    $  245,427   $  255,941   $  254,033
                                                            ==========   ==========   ==========

As of December 31, 2010 and 2009, short-term investments included amounts invested in the AIG Managed Money Market Fund of $1,881,287 and $1,291,310, respectively.

Federal and foreign income taxes (payable to) recoverable from affiliates as of December 31, 2010 and 2009 amounted to $(60,666) and $366,126, respectively.

At December 31, 2010 and 2009, the amount due (to)/from National Union, as the lead company of the intercompany pool, was $(121,756) and $90,429, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

During 2009 and 2008, the Company sold premium receivables without recourse to AI Credit Corporation (AICC) (a formerly wholly owned AIG subsidiary) and recorded losses on these transactions as follows:

AS OF DECEMBER 31,                                             2009         2008
------------------------------------                        ----------   ----------
Accounts receivable sold                                    $   27,148   $   71,679
Losses recorded                                                    639        1,842

AICC was purchased by an unaffiliated third party during 2009 and the outstanding receivables were sold by AICC to Risk Specialists Companies Insurance Agency, Inc. The Company did not sell any additional premiums receivable balances after the sale of AICC.

As of December 31, 2010 and 2009, the Company had the following balances receivable/payable from/to its affiliates (excluding reinsurance transactions):


AS OF DECEMBER 31,                                             2010         2009
-------------------------------------------------------     ----------   ----------
Capital contributions receivable from Chartis U.S. Inc.     $1,937,124   $        -
Balances with pool member companies                             31,954       90,429
Balances less than 0.5% of admitted assets                      23,175          406
                                                            ----------   ----------
RECEIVABLE FROM PARENT, SUBSIDIARIES AND AFFILIATES         $1,992,253   $   90,835
                                                            ==========   ==========

Balances with pool member companies                         $  122,198   $   21,373
Balances less than 0.5% of admitted assets                      82,128       49,295
                                                            ----------   ----------
PAYABLE TO PARENT, SUBSIDIARIES AND AFFILIATES              $  204,326   $   70,668
                                                            ==========   ==========

On March 31, 2005 the Company and certain of its affiliates entered into a settlement agreement with an insured to release all the asbestos claims and other products coverage potentially available under the applicable insurance policies by making specified payments to the insured on a quarterly basis from March 2005 to December 2016. Between March 31, 2006 and March 25, 2008 the insured entered into a series of receivable sale agreements with AICC whereby AICC purchased the insured's March 2006 to December 2016 receivables of $365,000 for $278,930. The Company did not reduce its loss reserves for the agreements between the insured and AICC.

On October 27, 2009 AIG Funding, Inc. (AIGF) entered into an assignment and assumption agreement with AICC whereby AIGF assumed the remaining outstanding receivables from AICC, at net book value, as a partial payment against outstanding intercompany loan principal balances owed to AIGF by AICC. The amount, at net book value, was $225,962. Refer to Notes 3, 4, 6, 7, 8, 9, 10 and 13 for other disclosures on transactions with related parties.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

G. EVENTS OCCURRING AT THE AIG LEVEL

In September 2008, AIG experienced a severe strain on its liquidity that resulted in AIG, on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the Federal Reserve Bank of New York (the "FRBNY"). The credit facility obligations were guaranteed by certain subsidiaries of AIG and the obligations were secured by a pledge of certain assets of AIG and its subsidiaries. Pursuant to the credit facility agreement, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share (the "Series C Preferred Stock"), to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"). In November 2008 and April 2009, AIG issued preferred securities to the United States Department of the Treasury ("Department of the Treasury") under the Troubled Asset Relief Program ("TARP").

On January 14, 2011, AIG completed a series of integrated transactions (the "Recapitalization") with the FRBNY, the Department of the Treasury, and the Trust to recapitalize AIG. As part of the Recapitalization, AIG repaid to the FRBNY approximately $21 billion in cash, representing complete repayment of all amounts owing under the FRBNY credit facility, and the FRBNY credit facility was terminated. In addition, (i) the shares of the Series C Preferred Stock held by the Trust were exchanged for 562,868,096 shares of AIG common stock and were subsequently transferred by the Trust to the Department of the Treasury; (ii) the shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share, held by the Department of the Treasury were exchanged for 924,546,133 shares of AIG common stock; and (iii) the shares of AIG's Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share, held by the Department of the Treasury were exchanged for (a) preferred interests in two special purpose vehicles, (b) 20,000 shares of AIG's Series G Cumulative Mandatory Convertible Preferred Stock, par value $5.00 per share, a new series of TARP preferred stock, and (c) 167,623,733 shares of AIG common stock. As a result of the Recapitalization, the Department of the Treasury held 1,655,037,962 shares of newly issued AIG common stock, representing ownership of approximately 92 percent of the outstanding AIG common stock at December 31, 2010. After the share exchange and distribution were completed, the Trust terminated pursuant to the terms and conditions of the agreement that established the Trust. It is expected that over time the Department of the Treasury will sell its shares of AIG common stock on the open market.

NOTE 6 - REINSURANCE

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

During 2010, 2009 and 2008, the Company's net premiums written and net premiums earned were comprised of the following:

                                                  2010                         2009                         2008
                                        --------------------------   --------------------------   --------------------------
FOR THE YEARS ENDED DECEMBER 31,          WRITTEN        EARNED        WRITTEN        EARNED        WRITTEN        EARNED
----------------------------------      -----------   ------------   -----------   ------------   -----------   ------------
Direct premiums                         $ 1,471,932   $  1,494,653   $ 2,181,231   $  2,429,839   $ 3,003,169   $  4,553,852
Reinsurance premiums assumed:
   Affiliates                             6,775,226      7,113,494     7,553,633      8,250,685     9,358,318     10,173,382
   Non-affiliates                            64,497         37,427        51,887         46,888       166,239        238,591
                                        -----------   ------------   -----------   ------------   -----------   ------------
     GROSS PREMIUMS                       8,311,655      8,645,574     9,786,751     10,727,412    12,527,726     14,965,825
                                        -----------   ------------   -----------   ------------   -----------   ------------
Reinsurance premiums ceded:
   Affiliates                             1,574,099      1,537,046     2,624,677      3,172,378     4,663,334      6,541,514
   Non-affiliates                         1,542,184      1,459,764     1,099,681      1,200,489     1,018,383      1,031,090
                                        -----------   ------------   -----------   ------------   -----------   ------------
     NET PREMIUMS                       $ 5,195,372   $  5,648,764   $ 6,062,393   $  6,354,545   $ 6,846,009   $  7,393,221
                                        ===========   ============   ===========   ============   ===========   ============

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2010 and 2009 with the return of the unearned premium reserve is as follows:

                                            ASSUMED REINSURANCE           CEDED REINSURANCE                  NET
                                        --------------------------   --------------------------   --------------------------
                                          UNEARNED                     UNEARNED                    UNEARNED
                                          PREMIUM      COMMISSION      PREMIUM      COMMISSION      PREMIUM      COMMISSION
                                          RESERVES       EQUITY        RESERVES       EQUITY        RESERVES       EQUITY
                                        -----------   ------------   -----------   ------------   -----------   ------------
DECEMBER 31, 2010
   Affiliates                           $ 3,758,923   $    421,024   $   924,159   $    129,587   $ 2,834,764   $    291,437
   Non-affiliates                            37,720          4,225       462,613         64,868      (424,893)       (60,643)
                                        -----------   ------------   -----------   ------------   -----------   ------------
   TOTALS                               $ 3,796,643   $    425,249   $ 1,386,772   $    194,455   $ 2,409,871   $    230,794
                                        ===========   ============   ===========   ============   ===========   ============

DECEMBER 31, 2009
   Affiliates                           $ 4,097,191   $    529,996   $   887,195   $    136,990   $ 3,209,996   $    393,006
   Non-affiliates                            10,657          1,378       380,113         58,692      (369,456)       (57,314)
                                        -----------   ------------   -----------   ------------   -----------   ------------
   TOTALS                               $ 4,107,848   $    531,374   $ 1,267,308   $    195,682   $ 2,840,540   $    335,692
                                        ===========   ============   ===========   ============   ===========   ============

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

As of December 31, 2010 and 2009 and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                                          UNEARNED     PAID LOSSES   RESERVES FOR
                                          PREMIUM         AND         LOSSES AND
                                          RESERVES        LAE            LAE
                                        -----------   ------------   ------------
DECEMBER 31, 2010
   Affiliates                           $   924,159   $    131,717   $ 10,701,691
   Non-affiliates                           462,613        301,588      3,194,427
                                        -----------   ------------   ------------
   TOTAL                                $ 1,386,772   $    433,305   $ 13,896,118
                                        ===========   ============   ============
DECEMBER 31, 2009
   Affiliates                           $   887,195   $    172,560   $ 12,759,773
   Non-affiliates                           380,113        332,178      2,970,212
                                        -----------   ------------   ------------
   TOTAL                                $ 1,267,308   $    504,738   $ 15,729,985
                                        ===========   ============   ============

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

The Company's unsecured reinsurance recoverables as of December 31, 2010 in excess of 3.0% of its capital and surplus is set forth in the table below:

                                                        NAIC CO.
REINSURER                                                 CODE         2010
----------------------------------------------------    --------   ------------
Affiliates:
   National Union Pool                                        -    $ 10,662,228
   AIU Insurance Company                                  19399         106,738
   American International Life Assurance Co. NY (US)      60607           2,182
   American International Reinsurance Co. Ltd                 -          32,012
   Chartis Specialty Insurance Company                    26883           3,617
   Ascot Syndicate Lloyd's 1414                               -           1,571
   Chartis Europe S.A.                                        -          18,031
   Chartis Insurance Company Of Canada                        -           5,493
   Chartis Insurance UK Ltd                                   -           9,551
   Chartis Overseas Ltd.                                      -         576,590
   Chartis Select Insurance Company                       10932           3,661
   Lexington Insurance Company                            19437          15,064
   United Guaranty Insurance Company                      11715          32,526
   Other affiliates below $1.0 million                        -           4,562
                                                        --------   ------------
      TOTAL AFFILIATES                                               11,473,826
                                                        --------   ------------
Non-Affiliates:
   Transatlantic Reinsurance Company                      19453         288,162
                                                        --------   ------------
        TOTAL TRANSATLANTIC GROUP                                       288,162
                                                        --------   ------------
   Lloyd's Syndicate                                          -         218,521
   Munich Re Group                                            -         245,130
   Swiss Re Group                                             -         260,870
                                                        --------   ------------
      TOTAL NON-AFFILIATES                                            1,012,683
                                                        --------   ------------
 TOTAL AFFILIATES AND NON-AFFILIATES                               $ 12,486,509
                                                        ========   ============

During 2010, 2009 and 2008, the Company reported in its Statements of Income statutory losses of $135,317, $10,863 and $165, respectively, as a result of losses incurred from commutations with the following reinsurers. The 2010 loss was comprised of losses incurred $135,412, commissions incurred $(98) and premiums earned $(3); the 2009 and 2008 losses were from losses incurred.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

COMPANY                                                         2010       2009       2008
-----------------------------------------------------        ---------   --------   ---------
American International Reinsurance Company, Ltd. (a)         $ 131,629   $ 10,284   $       -
Continental Casualty Company                                     1,270          -           -
Reliastar Life Insurance Company                                 1,296
Other reinsurers below $1 million                                1,122        579         165
                                                             ---------   --------   ---------
TOTAL                                                        $ 135,317   $ 10,863   $     165
                                                             =========   ========   =========

---------------
(a) Effective April 1, 2010, National Union commuted a multi year reinsurance agreement with AIRCO. The commutation resulted in the members of the Commercial Pool recapturing loss and LAE reserves of $2,576,715 in exchange for consideration of $2,211,079, resulting in a loss of $365,636, which was pooled in accordance with the pooling agreement. The commutation was approved by the New York and Pennsylvania Insurance Departments. The Company recorded its share of these transactions based upon its stated pool percentage as follows:

                                                           COMPANY'S POOLED
                                               TOTAL          ALLOCATION
                                            -----------    ----------------
Liabilities:
   Outstanding losses                       $ 2,576,715    $        927,617
                                            ===========    ================
P&L:
   Paid losses                                  365,636             131,629
                                            ===========    ================
   Net cash                                 $ 2,211,079    $        795,988
                                            ===========    ================

As of December 31, 2010 and 2009, the Company had reinsurance recoverables on paid losses in dispute of $115,859 and $128,137, respectively.

During 2010, 2009 and 2008, the Company (wrote off)/recovered related reinsurance recoverable balances of $(1,224), $8,952 and $(4,906), respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

As described in Note 5, the Company is party to an inter-company pooling agreement. In the ordinary course of business, the Company also assumes business, primarily from affiliated entities. As of December 31, 2010 and 2009, the Company's premium receivable and losses payable on assumed business are as follows:

                           2010                                   AFFILIATE   NON-AFFILIATE     TOTAL
-------------------------------------------------------------    ----------   -------------   ---------
Premiums in course of collection                                 $  146,906   $      11,982   $ 158,888
Reinsurance payable on paid loss and loss adjustment expenses       150,327           4,755     155,082

                           2009                                   AFFILIATE   NON-AFFILIATE     TOTAL
-------------------------------------------------------------    ----------   -------------   ---------
Premiums in course of collection                                 $  174,732   $      25,010   $ 199,742
Reinsurance payable on paid loss and loss adjustment expenses       220,141          11,835     231,976

The primary components of the affiliated assumed reinsurance balances summarized above, and excluding members of the Commercial Pool, relate to reinsurance agreements with the following:

                                                           2010                                 2009
                                          -----------------------------------   -----------------------------------
                                          PREMIUMS IN    REINSURANCE PAYABLE    PREMIUMS IN    REINSURANCE PAYABLE
                                           COURSE OF    ON PAID LOSS AND LOSS    COURSE OF    ON PAID LOSS AND LOSS
                                           COLLECTION    ADJUSTMENT EXPENSES     COLLECTION    ADJUSTMENT EXPENSES
                                          -----------   ---------------------   -----------   ---------------------
Lexington Insurance Co.                    $  16,421         $   17,730          $  20,696         $   18,815
United Guaranty Residential Ins. Co.             245             20,558                488                  -
National Union Ins. Co. of Vermont                47             15,310             (7,003)            15,404
Chartis Insurance UK Ltd.                     11,225              4,051              8,298              4,247
Chartis Europe SA                              7,544             11,977              1,734                  -
Chartis Overseas Ltd.                         14,735             20,053             11,317              8,778
Chartis Ins. Co. of Puerto Rico               10,632                310                989                399
Chartis Specialty Ins. Co.                       388                597             42,721             75,872

Effective January 1, 2010, Chartis Specialty Insurance Company (Chartis Specialty) commuted its quota share and stop loss reinsurance agreements with National Union. In accordance with the commutation agreement, National Union transferred cash and securities totaling $4,041,671 to Chartis Specialty. This amount was net of a ceding commission

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

of $220,094. The Company recorded its share of these transactions based upon its stated pool percentage and reported the net impact on its financial statements from these transactions as follows:

                                                           COMPANY'S POOLED
                                               TOTAL          ALLOCATION
                                            -----------    ----------------
Liabilities:
   Outstanding losses                       $ 3,278,251    $      1,180,170
   Unearned premium reserves                    933,787             336,163
   Other                                         49,727              17,902
                                            -----------    ----------------
                                              4,261,765           1,534,235
                                            -----------    ----------------
P&L:
   Ceding commission                            220,094              79,234
                                            -----------    ----------------
                                            $ 4,041,671    $      1,455,001
                                            ===========    ================

NOTE 7 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is transferred. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. In addition, the Company has entered into several ceded reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

As of December 31, 2010 and 2009, the Company's deposit assets and liabilities were comprised of the following:

                                                                   DEPOSIT        DEPOSIT       FUNDS HELD      FUNDS HELD
                                                                   ASSETS       LIABILITIES       ASSETS       LIABILITIES
                                                                ------------    -----------    ------------    -----------
DECEMBER 31, 2010:
   Direct                                                       $          -    $   100,648    $          -    $         -
   Assumed                                                                 -         89,243          88,515              -
   Ceded                                                                 686              -               -            990
                                                                ------------    -----------    ------------    -----------
   TOTAL                                                        $        686    $   189,891    $     88,515    $       990
                                                                ============    ===========    ============    ===========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

                                                                   DEPOSIT        DEPOSIT       FUNDS HELD      FUNDS HELD
                                                                   ASSETS       LIABILITIES       ASSETS       LIABILITIES
                                                                ------------    -----------    ------------    -----------
DECEMBER 31, 2009:
   Direct                                                       $          -    $    88,466    $          -    $         -
   Assumed                                                                 -         90,013          88,515              -
   Ceded                                                               1,595              -               -              -
                                                                ------------    -----------    ------------    -----------
   TOTAL                                                        $      1,595    $   178,479    $     88,515    $         -
                                                                ============    ===========    ============    ===========

A reconciliation of the Company's deposit asset and deposit liabilities as of December 31, 2010 and 2009 is set forth in the table below:

                                                                             2010                         2009
                                                                ---------------------------    ---------------------------
                                                                   DEPOSIT        DEPOSIT         DEPOSIT        DEPOSIT
                                                                   ASSETS       LIABILITIES       ASSETS       LIABILITIES
                                                                ------------    -----------    ------------    -----------
BALANCE AT JANUARY 1                                            $      1,595    $   178,479    $    530,085    $   188,303
   Deposit activity, including loss recoveries                        (1,622)         8,358        (592,772)        (7,962)
   Interest income or expense, net of amortization of margin             713          3,054          24,465         (1,862)
   Non-admitted asset portion                                              -              -          39,817              -
                                                                ------------    -----------    ------------    -----------
BALANCE AS OF DECEMBER 31                                       $        686    $   189,891    $      1,595    $   178,479
                                                                ============    ===========    ============    ===========

                                                                             2010                         2009
                                                                ---------------------------    ---------------------------
                                                                 FUNDS HELD      FUNDS HELD     FUNDS HELD      FUNDS HELD
                                                                   ASSETS       LIABILITIES       ASSETS       LIABILITIES
                                                                ------------    -----------    ------------    -----------
BALANCE AT JANUARY 1                                            $     88,515    $         -    $     88,515    $   484,067
   Contributions                                                           -            990               -            357
   Withdrawals                                                             -              -               -       (505,878)
   Interest                                                                -              -               -         21,454
                                                                ------------    -----------    ------------    -----------
BALANCE AS OF DECEMBER 31                                       $     88,515    $       990    $     88,515    $         -
                                                                ============    ===========    ============    ===========

The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with NY SAP, transactions with Union Excess Reinsurance Company Ltd. (Union Excess) are treated as affiliated.

On December 16, 2009, all contracts ceded by the Company directly or indirectly to Union Excess were commuted and the net balances among all the parties have been settled. As a result of such settlement of balances, the Company received net cash of $43,838, securities of $2,289, and the release of $287,133 of funds held liabilities for the settlement of deposit assets of $385,967 with a non-admitted portion of $39,817. Also, during 2009, loss recoveries from Union Excess resulted in decreases in deposit assets and funds held liabilities of $218,745. The net effect of these transactions was to reduce surplus to policyholders by $(12,890).

The Company also holds a note from Union Excess in the amount of $37,009. The note is secured by the proceeds of a

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

certain swap transaction between Union Excess and Starr International Company, Inc. (SICO). SICO is contesting liability under the swap; as such, the Company has provided a 100% valuation allowance.

During 2008, the Company commuted deposit balances of $47,290 with a participant in the Union Excess reinsurance programs, resulting in no gain or loss to the Company, and balances of $141,711 with European Reinsurance Company Ltd., resulting in a loss of $2,323.

NOTE 8 - FEDERAL INCOME TAXES

The Company files a consolidated U.S. federal income tax return with the Ultimate Parent, AIG. AIG's domestic subsidiaries can be found on Schedule Y of the Company's annual statement.

The Company has a written tax sharing agreement with Chartis, Inc. ("Subgroup Parent"), which was amended, effective January 1, 2010, which provides that Subgroup Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate federal income tax return. Subgroup Parent also has a separate tax sharing agreement with AIG ("Parent") , which provides that AIG will not charge Subgroup Parent a greater portion of the consolidated tax liability than would have been paid by the Chartis Subgroup if it had filed a separate federal income tax return. Additionally, the Company's amended tax sharing agreement contains the following significant requirements:

      - A tax Subgroup was formed with Chartis, Inc. as the Subgroup Parent. The Company will settle inter-company income taxes with the Subgroup Parent as if the Company were filing its own separate federal income tax return. Any net liability will be settled with the Subgroup Parent in accordance with federal estimated tax payment requirements with final payments/refunds paid within 30 days after Subgroup Parent makes or receives a final payment to or receipt of refund from Parent.

      - Any tax realized by the Company from triggering a deferred inter-company gain (as determined under Treasury regulation Section 1.1502-13) in which no consideration was received will be paid by the Subgroup Parent.

      - Chartis, Inc. assumes the Company's Tax Reserves in a deemed capital contribution transaction. Tax Reserves mean any liability recorded in accordance with Financial Accounting Standards Board Interpretation No. 48 -- Accounting for Uncertainty in Income Taxes (FIN 48) and any tax liability recorded as the result of an agreed upon adjustment with the tax authorities, except ones arising as a result of errors or omissions.

      - In accordance with N.Y. Department of Insurance Circular Letter 1979-33, Subgroup Parent shall establish and maintain an escrow account for amounts where the Company's separate return liability exceeds the consolidated tax liability of the Parent group.

The Company had a prior tax sharing agreement in place during the 2008 and 2009 years with Chartis, Inc. The key differences between the 2008/2009 tax sharing agreement and the 2010 tax sharing agreement are: (i) the Company had

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

to pay its separate federal income tax liability without taking into account tax credits, whereas they may take into account tax credits under the 2010 tax sharing agreement; (ii) the Company did not have to pay for any tax arising from gains from Qualifying Transactions (which were defined as deferred intercompany gains as defined in Treas. Reg. Section 1502-13 from the sale of stock or substantially all the assets of an operating subsidiary), whereas the 2010 agreement only exempts for deferred intercompany transactions for which no consideration was received; (iii) the Company did not have to pay any tax arising from Asset Sales (which were defined in the FRBNY credit facility between AIG and the Federal Reserve), so long as the net proceeds were remitted to AIG, whereas the 2010 agreement deletes references to Asset Sales since AIG repaid its obligations to FRBNY under the credit facility and (iv) the Company was paid for the use by the Subgroup of the Company's excess attributes that were utilized by the Subgroup, but under the 2010 agreement, the Company must be able to utilize the asset on its own separate company liability basis.

The federal income tax recoverable/payable in the accompanying statement of admitted assets, liabilities, capital and surplus are due to/from Chartis Inc. The statutory U.S. federal income tax rate is 35% at December 31, 2010.

The components of the Company's net deferred tax assets/liabilities ("DTA"/"DTL") as of December 31, 2010 and 2009 are as follows:

                                 DECEMBER 31, 2010                   DECEMBER 31, 2009                         CHANGE
                      ------------------------------------  ------------------------------------  ---------------------------------
DESCRIPTION            ORDINARY     CAPITAL       TOTAL       ORDINARY     CAPITAL      TOTAL      ORDINARY    CAPITAL     TOTAL
--------------------- -----------  ----------  -----------  -----------  ----------  -----------  ----------  ---------  ----------
Gross deferred tax
 assets               $ 1,501,814  $  265,330  $ 1,767,144  $ 1,123,977  $  302,067  $ 1,426,044  $  377,837  $ (36,737) $  341,100
Statutory valuation
 allowance adjustment     633,968     131,367      765,335            -           -            -     633,968    131,367     765,335
                      -----------  ----------  -----------  -----------  ----------  -----------  ----------  ---------  ----------
Adjusted Gross
 Deferred Tax Assets      867,846     133,963    1,001,809    1,123,977     302,067    1,426,044    (256,131)  (168,104)   (424,235)
Gross deferred tax
 liabilities              (67,312)   (133,963)    (201,275)     (42,638)   (194,630)    (237,268)    (24,674)    60,667      35,993
                      -----------  ----------  -----------  -----------  ----------  -----------  ----------  ---------  ----------
Net deferred tax
 asset/(liabilities)      800,534           -      800,534    1,081,339     107,437    1,188,776    (280,805)  (107,437)   (388,242)
Deferred tax assets
 non-admitted             (17,769)          -      (17,769)    (371,493)   (107,437)    (478,930)    353,724    107,437     461,161
                      -----------  ----------  -----------  -----------  ----------  -----------  ----------  ---------  ----------
Net admitted deferred
 tax assets           $   782,765  $        -  $   782,765  $   709,846  $        -  $   709,846  $   72,919  $       -  $   72,919
                      ===========  ==========  ===========  ===========  ==========  ===========  ==========  =========  ==========

The Company has elected to admit DTAs pursuant to paragraph 10.e. It recorded an increase in admitted DTAs as the result of its election to employ the provision of Paragraph 10.e. as follows:

                                 DECEMBER 31, 2010               DECEMBER 31, 2009                   CHANGE
                          ------------------------------  -----------------------------  --------------------------------
DESCRIPTION               ORDINARY   CAPITAL     TOTAL     ORDINARY  CAPITAL    TOTAL    ORDINARY    CAPITAL      TOTAL
------------------------  ---------  -------   ---------  ---------  -------  ---------  ---------   -------    ---------
Increase in DTA that
 reverse in subsequent
 three calendar years
 that are carried back
 to recoup taxes          $       -  $     -   $       -  $       -  $     -  $       -  $       -   $     -    $       -
Increase in DTA from
 the lesser of
 adjusted gross DTAs
 realizable within 36
 months or 15% of
 statutory surplus          260,922         -    260,922    272,916        -    272,916    (11,994)        -      (11,994)
Increase in DTA from
 adjusted gross DTAs
 that can be offset
 against DTLs                     -        -           -          -        -          -          -         -            -
                          ---------  -------   ---------  ---------  -------  ---------  ---------   -------    ---------
Total Increase in DTA
 admitted pursuant to
 Paragraph 10.e           $ 260,922  $     -   $ 260,922  $ 272,916  $     -  $ 272,916  $ (11,994)  $     -    $ (11,994)
                          =========  =======   =========  =========  =======  =========  =========   =======    =========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

The amount of admitted deferred tax assets, admitted assets, statutory surplus and total adjusted capital in the risk-based capital calculation resulting from the use of paragraph 10.a., 10.b., 10.c., 10.e. are as follows:

                                  DECEMBER 31, 2010                   DECEMBER 31, 2009                        CHANGE
                          ----------------------------------  ----------------------------------  --------------------------------
DESCRIPTION                ORDINARY   CAPITAL      TOTAL      ORDINARY     CAPITAL      TOTAL     ORDINARY     CAPITAL     TOTAL
------------------------- ---------  ----------  -----------  ---------  ----------  -----------  ---------  ----------  ---------
 Carried back losses
  that reverse in
  subsequent calendar
  year                    $       -  $        -  $         -  $  73,903  $   53,031  $   126,934  $ (73,903) $  (53,031) $(126,934)
 The lesser of adjusted
  gross DTAs realizable
  within 12 months or
  10% of statutory
  surplus                   521,844           -      521,844    309,996           -      309,996    211,848           -    211,848
                          ---------  ----------  -----------  ---------  ----------  -----------  ---------  ----------  ---------
 Adjusted gross DTAs
  that can be offset
  against DTLs               67,312     133,963      201,275     42,638     194,630      237,268     24,674     (60,667)   (35,993)
                          ---------  ----------  -----------  ---------  ----------  -----------  ---------  ----------  ---------
 Total DTA admitted to
  Paragraphs 10.a, 10.b
  and 10.c                  589,156     133,963      723,119    426,537     247,661      674,198    162,619    (113,698)    48,921
                          ---------  ----------  -----------  ---------  ----------  -----------  ---------  ----------  ---------

Admission Calculation
 Components
SSAP 10R, Paragraph 10.e

 Carried back losses
  that reverse in
  subsequent three
  calendar years                  -           -            -          -           -            -          -           -          -
 The lesser of adjusted
  gross DTAs realizable
  within 36 months or 15%
  of statutory surplus      260,922           -      260,922    272,916          --      272,916    (11,994)          -    (11,994)
                          ---------  ----------  -----------  ---------  ----------  -----------  ---------  ----------  ---------
 Adjusted gross DTAs
  that can be offset
  against DTLs                    -           -            -          -           -            -          -           -          -
                          ---------  ----------  -----------  ---------  ----------  -----------  ---------  ----------  ---------
 Total DTA admitted
  pursuant to
  Paragraph 10.e            260,922           -      260,922    272,916           -      272,916    (11,994)          -    (11,994)
                          ---------  ----------  -----------  ---------  ----------  -----------  ---------  ----------  ---------

 Total DTA Admitted
  Under SSAP 10R            850,077     133,963      984,040    699,453     247,661      947,114    150,624    (113,698)    36,926
 Total DTL                  (67,312)   (133,963)    (201,275)   (42,638)   (194,630)    (237,268)   (24,674)     60,667     35,993
                          ---------  ----------  -----------  ---------  ----------  -----------  ---------  ----------  ---------
 Net Admitted DTA         $ 782,765  $        -  $   782,765  $ 656,815  $   53,031  $   709,846  $ 125,950  $  (53,031) $  72,919
                          =========  ==========  ===========  =========  ==========  ===========  =========  ==========  =========

 Used in SSAP 10R,
  Par. 10 d

 Total adjusted capital           -           -    6,376,918          -           -    5,455,355          -           -    921,563
                                                 -----------                         -----------                         ---------
 Authorized Control Level         -           -    1,524,909          -           -    1,347,179          -           -    177,730
                                                 ===========                         ===========                         =========

The following table provides the Company's assets, capital and surplus, and RBC information with the DTA calculated under SSAP No. 10R paragraphs 10(a) to 10(c) and the additional DTA determined under SSAP No. 10R paragraph 10e:

                              DECEMBER 31, 2010               DECEMBER 31, 2009                  CHANGE
                        ------------------------------ ------------------------------- --------------------------------
DESCRIPTION             ORDINARY  CAPITAL    TOTAL     ORDINARY  CAPITAL     TOTAL     ORDINARY   CAPITAL      TOTAL
----------------------- --------- ------- ------------ --------- -------- ------------ --------- ---------  -----------
SSAP 10R, Paragraphs
10.a, 10.b, and 10.c

 Admitted deferred
  tax assets            $ 521,844 $     - $    521,844 $ 383,899 $ 53,031 $    436,930 $ 137,945 $ (53,031) $    84,913
 Admitted assets                -       -   26,155,673         -        -   24,730,012         -         -    1,425,661
 Adjusted statutory
  surplus                       -       -    6,412,177         -        -    5,599,438         -         -      812,739
 Total adjusted capital
  from DTA                      -       -    6,412,177         -        -    5,599,438         -         -      812,739

Increases due to
 SSAP 10R,
 Paragraph 10.e

 Admitted deferred
  tax assets              782,765       -      782,765   656,815   53,031      709,846   125,950   (53,031)      72,919
 Admitted assets                -       -   26,416,595         -        -   25,002,928         -         -    1,413,667
 Statutory surplus              -       - $  6,673,099         -        - $  5,872,354         -         -  $   800,745

The Company has employed tax planning strategies in determining the amount of adjusted gross and net admitted deferred tax assets. Tax planning strategies increased ordinary adjusted gross DTAs by $867,846 and net admitted DTAs to $782,765. Tax planning strategies increased capital adjusted gross DTAs by $133,963, but had no impact upon net admitted capital DTAs, all of which were non-admitted.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

During 2010, 2009 and 2008, the Company's current income tax expense/(benefit) was comprised of the following:

For the years ended December 31,             2010         2009       2008
-----------------------------------------  ---------   ---------   ---------
Federal Income Tax                         $(142,812)  $(215,953)  $ 135,559
Foreign Income Tax                            (5,462)     37,836           -
                                           ---------   ---------   ---------
     Subtotal                               (148,274)   (178,117)    135,559
Federal Income Tax on Net Capital Gains      169,323      57,389    (270,995)
Other - Including Return to Provision          6,354      55,810      99,679
                                           ---------   ---------   ---------
Federal and Foreign Income Taxes Incurred  $  27,403   $ (64,918)  $ (35,757)
                                           =========   =========   =========

The composition of the Company's net deferred tax assets as of December 31, 2010 and 2009, along with the changes in deferred income taxes for 2010, is set forth in the table below:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

Deferred tax assets:

Ordinary                                                2010          2009        CHANGE
                                                    -----------   -----------   -----------
     Loss Reserve Discount                          $   488,039   $   452,188   $    35,851
     Non-Admitted Assets                                146,586       203,317       (56,731)
     Unearned Premium Reserve                           224,940       256,677       (31,737)
     Partnerships                                             -         9,328        (9,328)
     Bad Debt Expense                                    88,502       104,852       (16,350)
     Goodwill & deferred revenue                         29,941        28,770         1,171
     Net Operating loss                                 376,835             -       376,835
     Foreign tax credits                                 99,895        37,573        62,322
     Deferred Tax on Foreign entities                    38,621        20,505        18,116
     Other Temporary difference                           8,455        10,767        (2,312)
                                                    -----------   -----------   -----------
        Subtotal                                      1,501,814     1,123,977       377,837

Statutory valuation allowance adjustment               (633,968)            -      (633,968)
Non-admitted                                            (17,769)     (371,493)      353,724
                                                    -----------   -----------   -----------

Admitted ordinary deferred tax assets                   850,077       752,484        97,593
                                                    -----------   -----------   -----------

Capital

     Investments Writedown                              149,630       166,546       (16,916)
     Unrealized capital losses                           87,003       104,640       (17,637)
     Deferred intercompany loss                          28,697        29,642          (945)
     Other Temporary difference                               -         1,239        (1,239)
                                                    -----------   -----------   -----------
        Subtotal                                        265,330       302,067       (36,737)
Statutory valuation allowance adjustment               (131,367)            -      (131,367)
Non-admitted                                                  -      (107,437)      107,437
                                                    -----------   -----------   -----------

Admitted capital deferred tax assets                    133,963       194,630       (60,667)
                                                    -----------   -----------   -----------

                                                    -----------   -----------   -----------
TOTAL ADMITTED DEFERRED TAX ASSETS                  $   984,040   $   947,114   $    36,926
                                                    ===========   ===========   ===========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

Deferred tax liabilities:

Ordinary                                                               2010       2009       CHANGE
                                                                    ---------   ---------   ---------
     Investments                                                    $ (17,160)  $ (10,014)  $  (7,146)
     Fixed assets                                                           -     (15,120)     15,120
     Other (including items <5% of total ordinary tax liabilities)    (50,152)    (17,504)    (32,648)
                                                                    ---------   ---------   ---------
         Subtotal                                                     (67,312)    (42,638)    (24,674)

Capital

     Unrealized capital gains                                        (133,963)   (193,701)     59,738
     Other (including items <5% of total capital tax liabilities)           -        (929)        929
                                                                    ---------   ---------   ---------
         Subtotal                                                    (133,963)   (194,630)     60,667

                                                                    ---------   ---------   ---------
TOTAL DEFERRED TAX LIABILITIES                                      $(201,275)  $(237,268)  $  35,993
                                                                    ---------   ---------   ---------

NET ADMITTED DEFERRED TAX ASSETS/(LIABILITIES):                     $ 782,765   $ 709,846   $  72,919
                                                                    =========   =========   =========

The change in net deferred tax assets is comprised of the following: (this analysis is exclusive of non-admitted assets as the Change in non-admitted Assets is reported separately from the Change in Net Deferred Income Taxes in the surplus section of the Annual Statement):

The change in net deferred tax assets is comprised of the following:

Description                                        2010          2009         CHANGE
                                                -----------   -----------   ----------
Total deferred tax assets                       $ 1,001,809   $ 1,426,044   $ (424,235)
Total deferred tax liabilities                     (201,275)     (237,268)      35,993
                                                -----------   -----------   ----------
Net deferred tax assets                             800,534     1,188,776     (388,242)
Deferred tax assets/(liabilities) - SSAP 3          (22,118)       79,849     (101,967)
Deferred tax assets/(liabilities) - unrealized       22,139       (87,960)     110,099
                                                                            ----------
Total Change In Deferred Tax                                                  (396,374)
                                                                            ==========

                                     CURRENT   DEFERRED    TOTAL
                                     -------   --------   --------
SSAP 3 Impact:

     SSAP 3 - General Items          (33,096)   (33,969)   (67,065)
     SSAP 3 - Unrealized Gain/Loss         -    (67,998)   (67,998)
                                     -------   --------   --------
     Total SSAP 3                    (33,096)  (101,967)  (135,063)
     SSAP 3 - Non-Admitted Impact          -    128,361    128,361
                                     -------   --------   --------
Total SSAP 3 Impact                  (33,096)    26,394     (6,702)
                                     =======   ========   ========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

STATUTORY VALUATION ALLOWANCE

Under SSAP 10R, statutory gross deferred tax assets must be reduced to the extent it is determined that valuation allowance would be required under U.S. GAAP valuation allowance principles pursuant to Accounting Standard Codification
(ASC) 740, Income Taxes. Significant judgment is required in determining the provision for income taxes and, in particular, in the assessment of whether and in what magnitude a valuation allowance should be recorded. At December 31, 2010, the Company recorded gross deferred tax assets before valuation allowance of $1,767,144 and established a valuation allowance of $633,968 and $131,367 relating to ordinary and capital deferred tax assets, respectively. This is based on the Company's expectation based on a "more likely than not" standard in measuring its ability to realize its gross deferred tax assets reported on the Company's statement of admitted assets at December 31, 2010.

The Company's methodology for determining the realizability of gross deferred tax assets involved estimates of future taxable income from the Company's core insurance business. These estimates were projected through the life of the related deferred tax assets based on assumptions that the Company believes to be reasonable and consistent with current operating results. In concluding that a portion of the statutory gross deferred tax assets are realizable under the U.S. GAAP valuation allowance model, the Company considered both the positive and negative evidence regarding its ability to generate sufficient taxable income to realize the reported adjusted deferred tax assets.

Negative evidence included (i) the existence of cumulative losses in recent years, including losses related to adverse development in 2009 and 2010 of $1,006,000 and $1,506,600, respectively; (ii) the risk that the Company will not be able to execute upon on all of its strategies and actions in the anticipated timeframe; (iii) that Chartis is unable to continue generating profits from the foreign insurance business which the Company has asserted that it can reinsure into the Company; and, (iv) that the Company is unable to identify securities earning the investment yields contemplated in the projections and strategies which represented yields ranging from 4.5% to 8%.

Positive evidence included the availability of prudent and feasible tax planning strategies and AIG's, Chartis' and the Company's intention to execute on tax planning actions and the strategies, if required, that would allow the Company to generate taxable income in order to realize the statutory gross deferred tax assets. These strategies include (i) converting tax-exempt investment income to taxable; (ii) investing available resources into higher yielding assets, and
(iii) redirecting some of Chartis' historically profitable foreign insurance business into the U.S. Commercial Pool.

In addition, the tax planning actions reflected in the Company's assessment of realizability included (i) reducing the Company's exposure to its volatile loss reserves on asbestos and excess workers' compensation through the Eaglestone transaction discussed at Note 13, and (ii) converting tax-exempt investment income to taxable investment income through the sale of tax-exempt securities to both third parties and affiliates and the reinvestment of the sale proceeds into taxable securities.

In weighing both the positive and negative evidence above, the Company considered the likelihood of realizability based on a "more likely than not" criteria and the Company has concluded that a valuation allowance of $633,968 and $131,367 relating to ordinary and capital deferred tax assets, respectively, should be established. As such, the Company has concluded that it is more likely than not that the adjusted gross deferred tax assets of $1,001,809 would be realized at December 31, 2010.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

STATUTORY ADMISSIBILITY

Once the $1,001,809 of adjusted gross deferred tax asset was quantified, this value was assessed for statutory admissibility using SSAP 10R's three part test. The first test allows for the admissibility of adjusted gross deferred tax assets that are expected to reverse in the next three years and could be used to recover taxes paid in prior years. Based upon the Company's tax sharing agreements discussed at Note 8, no carryback potential exists and thus no adjusted gross deferred tax asset can be admitted under this first test. The second test allows for an adjusted gross deferred tax asset to be admitted based upon the lesser of 15% of adjusted statutory surplus of the most recently filed statement and the adjusted gross deferred tax assets expected to reverse within the next three years and that it is expected to be realized (i.e., provide incremental cash tax savings). Under this test, the Company is required to project future taxable income. If operating results differ from those expected in the Company's projections, the amount of the adjusted gross deferred tax asset admitted could materially change. The Company's projections used in determining the admissibility of adjusted gross deferred tax assets included the consideration of the tax planning actions and strategies discussed above and carry similar risks, including the possibility of continuing adverse development in the prior year loss reserves. Finally, the adjusted gross deferred tax assets not admitted under the first two tests can be admitted to the extent there are existing deferred tax liabilities allowable under the relevant tax law. As a result of these tests for statutory admissibility, $782,765 of adjusted gross deferred tax assets were admitted as of December 31, 2010.

The Company does not have any unrecorded deferred tax liabilities.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

The Company's income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before income taxes as follows:

                                                2010                    2009                     2008
                                       ----------------------   ----------------------   ----------------------
Description                              AMOUNT    TAX EFFECT    AMOUNT     TAX EFFECT     AMOUNT    TAX EFFECT
-------------------------------------  ---------   ----------   ---------   ----------   ---------   ----------
Net income before federal
 income taxes and capital
 gains taxes                           $(749,113)  $ (262,190)  $ 184,874   $   64,706   $ 325,408   $  113,893
Book to tax adjustments:
     Tax Exempt Income                  (420,450)    (147,157)   (456,093)    (159,633)   (481,365)    (168,478)
     Intercompany Dividends                    -            -     (94,815)     (33,185)       (315)        (110)
     Dividend received deduction          (8,767)      (3,069)    (18,128)      (6,345)    (55,610)     (19,464)
     Subpart F Income, Gross-Up & FTC    (36,387)     (13,104)          -            -           -            -
     Meals And Entertainment                 567          199         862          302       1,412          494
     Stock Options And Other
     Compensation                          4,644        1,625           -            -           -            -
     Non-Deductible Penalties                  -            -           -            -         761          266
     Change In Non-Admitted Assets       162,087       56,731    (102,726)     (35,954)    120,143       42,050
     Change in tax position                    -       11,310           -       59,878           -       32,007
     Statutory valuation allowance       765,335      765,335          --            -           -            -
     Sale of divested entities                 -            -     (70,576)     (24,702)          -            -
     Return to Provision                       -       19,394           -       11,457           -            -
     Branch termination                        -            -           -            -      13,298        4,654
     Transfer pricing adjustments              -            -           -            -      11,949        4,182
     Other non-taxable income                  -            -           -        1,399      (7,179)      (2,513)
     Other                                     -       (5,297)     (4,392)      (2,195)          -       (2,318)
                                       ---------   ----------   ---------   ----------   ---------   ----------
         Total book to tax
          adjustments                    467,029      685,967    (745,868)    (188,978)   (396,906)    (109,230)
                                       ---------   ----------   ---------   ----------   ---------   ----------
Total Federal taxable income and tax   $(282,084)  $  423,777   $(560,994)  $ (124,272)  $ (71,498)  $    4,663
                                       =========   ==========   =========   ==========   =========   ==========

Federal Income Tax Incurred                          (141,920)                (122,307)                 235,238
Federal Income Tax On RCG                             169,323                   57,389                 (270,995)
Change in deferred tax                                396,374                  (59,354)                  40,420
                                                   ----------               ----------               ----------
Total Tax                                          $  423,777               $ (124,272)              $    4,663
                                                   ==========               ==========               ==========

As of December 31, 2010, the Company had $99,895 foreign tax credits carry forwards expiring by the year 2020 and $1,076,671 of net operating loss carry forwards expiring by the year 2029 that are available to offset against future taxable income. The Company had no unused capital loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2010 and 2009.

There is no federal income tax incurred available for recoupment in the event of future net operating losses for tax purposes.

As of December 31, 2010, the Company had no deposits under IRC Section 6603.

In 2009, tax liabilities relating to uncertain tax positions and tax return errors and omissions relating to the Company were held by Chartis, Inc., the subgroup parent. Pursuant to the amended tax sharing agreement that was effective January 1, 2010, Chartis, Inc. continues to assume the liabilities for uncertain tax positions of the Company; however any change in liability relating to tax return errors and omissions are now reflected as liabilities of the Company at December 31, 2010.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

Under the current tax sharing agreement, the liabilities for uncertain tax positions, excluding interest and penalties, held by Chartis, Inc. relating to the Company are $148,442 and $143,696 at December 31, 2010 and 2009, respectively. Liabilities that arose in 2010 relating to tax return errors and omissions that are now held by the Company are $25,324. Tax benefits relating to tax return errors and omissions that pertain to the Company but are held by Chartis, Inc. pursuant to the previous tax sharing agreement are $78,774.

Interest and penalties related to uncertain tax positions are accrued by Chartis, Inc. At December 31, 2010 and 2009, the interest accrued by Chartis, Inc. relating to uncertain tax positions was $23,817 and $17,253, respectively.

Listed below are the tax years that remain subject to examination by major tax jurisdictions:

At December 31, 2010

MAJOR TAX JURISDICTIONS                                         OPEN TAX YEARS
-------------------------------------                           ---------------
UNITED STATES                                                     2000 - 2009

NOTE 9 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS

A.   PENSION PLAN

     Employees of AIG, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

     The AIG Retirement Plan (AIG U.S. Plan), is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act (ERISA) of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with 10 or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employee forfeits his or her right to receive any accumulated pension benefits.

     Annual funding requirements are determined based on the "traditional unit credit" cost method. The objective under this method is to fund each participant's benefit under the plan as it accrues. Thus, the total pension to which each participant is expected to become entitled at retirement is broken down into units, each associated with a year of past or future credited service.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

The following table sets forth the funded status of the AIG US retirement plan, valued in accordance with NAIC Statement of Statutory Accounting Principles
(SSAP) No. 89, Accounting for Pensions.

AS OF DECEMBER 31,                     2010           2009
---------------------------------   -----------    -----------
Fair value of plan assets           $ 3,424,553    $ 3,350,505
Less projected benefit obligation     3,574,840      3,366,515
                                    -----------    -----------
Funded status                       $  (150,287)   $   (16,010)
                                    ===========    ===========

The weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2010 and 2009 are set forth in the table below:

AS OF DECEMBER 31,                                   2010                 2009               2008
--------------------------------------------   -----------------   -------------       -----------------
     Discount rate                                   5.50%               6.00%               6.50%
     Rate of compensation increase (average)         4.00%               4.00%               4.25%
     Measurement date                          December 31, 2010   December 31, 2009   December 31, 2008
     Medical cost trend rate                          N/A                 N/A                 N/A

In 2010 and 2009, AIG allocated defined benefit expenses to the Company and its affiliates. The Company's allocated share of net expense for the AIG U.S. Plan was approximately $11,968 and $13,939 for 2010 and 2009, respectively.

Effective July 1, 2009 a cost of living adjustment was provided in the AIG U.S. Plan to all retirees who retired prior to January 1, 2004. The increase was 1% of the original monthly benefit for each year of retirement prior to January 1, 2004, limited to 5 years, and not greater than $0.3 per month.

The 2009 AIG U.S. Plan information reflects the impact of divestitures of HSB Group, Inc. (HSB), 21st Century Insurance Group et al (PAG), A. I. Credit Corp. Life segment (AI Credit Life), Transatlantic Reinsurance and the impact of reductions-in-force during 2009.

The 2010 AIG U.S. Plan information reflects the impact of divestitures of A. I. Credit Corp P & C segment (AI Credit P&C), AIG Global Asset Management Holdings Corp. et al (Bridge), American Life Insurance Company et al (ALICO) and American General Finance et al (AGF) during 2010.

AIG also sponsors several unfunded nonqualified defined benefit plans for certain employees, including key executives, designed to supplement pension benefits provided by AIG's other retirement plans. These include the AIG Excess Retirement Income Plan, which provides a benefit equal to the reduction in benefits payable to certain

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

     employees under the AIG U.S. Plan as a result of federal tax limitations on compensation and benefits payable, and the Supplemental Executive Retirement Plan (SERP), which provides additional retirement benefits to designated executives.

B.   POSTRETIREMENT BENEFIT PLANS

     AIG's U.S. postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of 10 years of service. Retirees and their dependents that were 65 years old by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $5,000. The maximum life insurance benefit prior to age 70 is $33, with a maximum $25 thereafter.

     Effective January 1, 1993 both plans' provisions were amended: employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at age 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

     AIG's U.S. postretirement medical and life insurance benefits obligations, valued in accordance with SSAP No. 11, Postemployment Benefits and Compensated Absences (SSAP 11), as of December 31, 2010 and 2009 were $202,418 and $206,127, respectively. These obligations are not funded currently. The Company's allocated share of other postretirement benefit plan expenses were $112 and $95 for the years ended December 31, 2010 and 2009, respectively.

     The 2009 postretirement medical plan information reflects the impact of divestitures of HSB, PAG, AI Credit Life and Transatlantic Reinsurance and the impact of reductions-in-force during 2009.

     The 2010 postretirement medical plan information reflects the impact of divestiture of AI Credit P&C, Bridge, ALICO and AGF during 2010.

     As sponsor of the AIG U.S. Plan and other benefit plans, AIG is ultimately responsible for the maintenance of these plans in compliance with law. The Company is not directly liable for obligations under the plan; its direct obligations result from AIG's allocation of its share of expenses from the plans. Such allocation is based on the Company's payroll.

     However, the Company is jointly and severally responsible with AIG and other members of AIG's controlled group for funding obligations for the AIG U.S. Plan, and ERISA plans sponsored by other members of AIG's controlled group. If the AIG U.S. Plan does not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation could seek payment of such amounts from the members of the AIG controlled group, including the Company. Accordingly, the Company is contingently liable for such obligations. The Company believes that the likelihood of this occurring is remote. Accordingly, the Company has not established any liability for such contingencies.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

C.   STOCK OPTION AND DEFERRED COMPENSATION PLANS

     Some of the Pool's officers and key employees could receive compensation pursuant to awards under several share-based employee compensation plans; AIG 1999 Stock Option Plan, as amended; AIG 1996 Employee Stock Purchase Plan, as amended; AIG 2002 Stock Incentive Plan, as amended under which AIG has issued time-vested restricted stock units and performance restricted stock units; AIG 2007 Stock Incentive Plan, as amended, and the AIG 2005-2006 Deferred Compensation Profit Participation Plan. AIG currently settles share option exercises and other share awards to participants by issuing shares it previously acquired and holds in its treasury account. During 2010 and 2009, AIG allocated $14,408 and $12,572, respectively, of these stock options and certain other deferred compensation programs to the Company.

     In December 2009, AIG established the Long Term Incentive Plan under which management employees were offered the opportunity to receive additional compensation in the form of cash and stock appreciation rights (SARs) if certain performance metrics are met. During 2010 and 2009, AIG allocated $9,861 and $1,362, respectively, for expenses incurred under this plan to the Company.

     In addition to several small defined contribution plans, AIG sponsors a voluntary savings plan for U.S. employees, the AIG Incentive Savings Plan, which provides for salary reduction contributions by employees and matching U.S. contributions by AIG of up to seven percent of annual salary depending on the employees' years of service and subject to certain compensation limits. Pre-tax expense associated with this plan was $7,156 and $7,373 in 2010 and 2009, respectively.

D.   POST-EMPLOYMENT BENEFITS AND COMPENSATED ABSENCES

     AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include long-term disability benefits, medical and life insurance continuation and COBRA medical subsidies. The costs of these plans are borne by AIG.

E.   IMPACT OF MEDICARE MODERNIZATION ACT ON POST RETIREMENT BENEFITS

     On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 was signed into law. The postretirement medical plan benefits provided by the plan are actuarially equivalent to Medicare Part D under the 2003 Medicare Act and eligible for the federal subsidy. Effective January 1, 2007, this subsidy is passed on to the participants through reduced contributions. The expected amount of subsidy that AIG will receive for 2010 is $3,100.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

NOTE 10 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

A.   CAPITAL AND SURPLUS

     The portion of unassigned surplus as of December 31, 2010 and 2009 represented by each item below is as follows:

                               2010            2009
                            -----------    -----------
Unrealized gains            $   220,760    $   441,772
Non-admitted asset values      (458,968)    (1,087,959)
Provision for reinsurance       (99,443)       (88,624)

     In calculating the provision for reinsurance as of December 31, 2010, management utilized collateral including letters of credit and assets in trust provided by its Ultimate Parent of $314,752 and $26,752, respectively. The use of these assets was approved by the domiciliary regulator.

     The changes in unrealized gains and non-admitted assets reported in the Statements of Income and Changes in Capital and Surplus were derived as follows:

Change in net unrealized gains                2010         2009
----------------------------------------   ---------    ---------
Unrealized gains, current year             $ 220,760    $ 441,772
Unrealized gains, previous year              441,772      739,654
                                           ---------    ---------
Change in unrealized gains                  (221,012)    (297,882)
Change in tax on unrealized gains            110,099      202,913
Change in accounting principles SSAP 43R           -       (6,693)
Adjustments to beginning surplus (a)         (40,963)      (8,900)
Derivatives - change in foreign exchange      (4,250)           -
Amortization of goodwill                      (5,204)      (2,502)
                                           ---------    ---------
Change in unrealized, net of taxes         $(161,330)   $(113,064)
                                           =========    =========

(a) The 2009 balance includes $3,395 of adjustments to the income tax effect of capital gains.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

Change in non-admitted asset values                  2010             2009
-------------------------------------------     -------------    -------------
Non-admitted asset values, current year         $    (458,968)   $  (1,087,959)
Non-admitted asset values, previous year           (1,087,959)        (964,416)
                                                -------------    -------------
Change in non-admitted assets                         628,991         (123,543)
Change in SSAP 10R                                     11,994         (272,916)
Adjustments to beginning surplus                     (128,361)          77,692
Other surplus adjustments                                 613                -
                                                -------------    -------------
Change in non-admitted assets                   $     513,237    $    (318,767)
                                                =============    =============

B.    RISK-BASED CAPITAL REQUIREMENTS

      The NAIC has adopted a Risk-Based Capital (RBC) formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

      In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2010 reporting period.

C.    DIVIDEND RESTRICTIONS

      Under New York law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the lower of 10.0% of the Company's statutory surplus as of December 31, 2010, or 100.0% of the Company's adjusted net investment income for the preceding 36 month period ending December 31,
      2010) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of NY SAP. As of December 31, 2010, the maximum dividend payment, which may be made without prior approval during 2011, is approximately $130,506.

      Within the limitations noted above, no dividends may be paid out of segregated surplus. There are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

      The Company paid $301,343 in dividends to Chartis U.S. Inc. in 2010, which included $0 of extraordinary dividends and paid no dividends during 2009.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

NOTE 11 - CONTINGENCIES

A.    LEGAL PROCEEDINGS

      The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

      Other legal proceedings include the following:

      AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and Chartis Specialty Insurance Company (f/k/a American International Specialty Lines Insurance Company) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). The plaintiffs in the second-filed action have intervened in the first-filed action, and the second-filed action has been dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current action, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations.

      The intervening plaintiffs had requested a stay of all trial court proceedings pending their appeal of an order dismissing certain lawyers and law firms who represented parties in the underlying class and derivative actions. After the Alabama Supreme Court affirmed the trial court's dismissal in September 2008, the intervening plaintiffs filed an Amended Complaint in Intervention on December 1, 2008, which named Caremark, AIG and certain subsidiaries, including National Union and Chartis Specialty Insurance Company, as defendants, and purported to bring claims against all defendants for deceit and conspiracy to deceive, and to bring a claim against AIG and its subsidiaries for aiding and abetting Caremark's alleged deception.

      After the defendants moved to dismiss the Amended Complaint in Intervention and, in the alternative, for a more definite statement, and the plaintiffs reached an agreement to withdraw additional motions seeking to disqualify certain plaintiffs' counsel, on March 2, 2009, the court granted the intervening plaintiffs' motion to withdraw the Amended Complaint in Intervention. On April 14, 2009, the court established a schedule for class action

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      discovery that was scheduled to lead to a hearing on class certification in March 2010. The court has since entered an order appointing a special master to resolve certain discovery disputes and requiring the parties to submit a new discovery schedule after those disputes are resolved. The parties are presently engaged in class discovery.

      As of April 22, 2011, the parties have not completed class action discovery, general discovery has not commenced, and the court has not determined if a class action is appropriate or the size or scope of any class. The Company is unable to reasonably estimate the possible loss or range of losses, if any, arising from the litigation.

      On September 2, 2005, certain AIG companies including American Home Assurance Company, AIU Insurance Company and New Hampshire Insurance Company (collectively, the AIG Parties) sued (i) The Robert Plan Corporation (RPC), an agency that formerly serviced assigned risk automobile insurance business for the AIG Parties; (ii) certain affiliates of RPC; and (iii) two of RPC's senior executives. This suit was brought in New York Supreme Court and alleges the misappropriation of funds and other violations of contractual arrangements. On September 26, 2005, RPC countersued the AIG Parties and AIG itself for, among other things, $370,000 in disgorged profits and $500,000 of punitive damages under a claim of fraud. On March 10, 2006, RPC moved to dismiss its fraud claim without prejudice for the purposes of bringing that claim in New Jersey. On that date, RPC also amended its counterclaim, setting forth a number of causes of action for breach of contract. The parties filed cross motions to dismiss various counts of the complaint and counterclaims. These motions were granted in part and denied in part by the court. RPC appealed certain aspects of the court's ruling. On August 25, 2008, RPC, one of its affiliates, and one of the defendant RPC executives filed voluntary petitions for relief under chapter 11 of title 11 of the United States Code (the Bankruptcy Code). On October 7, 2008, the Court entered an Order staying this action in light of those bankruptcy proceedings. On January 15, 2009, RPC filed a notice of removal to the United States District Court for the Southern District of New York. The action was subsequently transferred to the Eastern District of New York and then referred to the United States Bankruptcy Court for that District. The AIG Parties moved to remand the case, and the Court granted that motion on April 12, 2010. On January 19, 2010, the Court entered an Order converting the bankruptcy proceeding to one under Chapter 7 of the Bankruptcy Code.

      In July 2007, RPC (along with Eagle Insurance Company (Eagle) and Newark Insurance Corporation (Newark), two of RPC's subsidiary insurance companies) filed a separate complaint in New Jersey alleging claims for fraud and negligent misrepresentation against AIG and the AIG Parties in connection with certain 2002 contracts. That complaint seeks damages of at least $100,000, unspecified punitive damages, declaratory relief, and imposition of a constructive trust.

      Because Eagle and Newark are in liquidation with the Commissioner of the New Jersey Department of Banking and Insurance as liquidator, the AIG Parties believe that only the Commissioner -- and not RPC -- has the authority to direct Eagle and Newark to bring the claims asserted in this action. On December 7, 2007, this action was stayed pending judicial determination of this issue in the Eagle/Newark rehabilitation/liquidation proceeding. In October 2008, the Court dismissed the action without prejudice for failure to prosecute.

      Nevertheless, on January 14, 2009, RPC filed a notice of removal of the New Jersey action to the United States District Court for the District of New Jersey and, on February 2, 2009, moved to transfer the New Jersey action to the Eastern District of New York, where RPC's bankruptcy proceeding is pending. The AIG Parties filed a

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      motion to dismiss the case for lack of subject matter jurisdiction because the purportedly removed action had been dismissed three months before RPC filed its purported notice of removal, and consideration of RPC's transfer motion was stayed until the Court ruled on the AIG Parties' motion to dismiss. On August 10, 2009, the Court granted the AIG Parties' motion to dismiss and denied RPC's transfer motion as moot. To the AIG Parties' knowledge, since that time, RPC has not sought to have the New Jersey state court action reinstated. The settlement discussed below contains a release from RPC to the AIG Parties that covers the claims RPC asserted against the AIG Parties in the New Jersey action.

      On December 28, 2010, the Bankruptcy Court granted motions to approve settlements entered into in September 2010 between the AIG parties and the RPC Defendants (other than two of RPC's affiliates whose corporate privileges have been suspended by their respective states of incorporation and are therefore unable to enter into contracts) resolving all claims and counterclaims between the AIG parties and the RPC Defendants, and on March 16, 2011 the Court entered an Order dismissing the case with prejudice. The settlements will not have a material adverse effect on the AIG Parties' financial position.

      On March 23, 2011, certain AIG entities were served with a Summons with Notice of a suit filed in New York Supreme Court (Nassau County) by William Wallach, The William Wallach Irrevocable Trust, Lawrence Wallach, and Richard Wallach. Prior to his death in 2010, William Wallach was the majority shareholder in RPC. Though the AIG entities have not yet been served with the complaint, the Summons with Notice indicates that the suit purports to seek damages of $375,000 for breach of contract, misrepresentation, breach of fiduciary duty, fraud, deceit, tortious interference with contractual relations and prima facie tort. The AIG entities have demanded a copy of the complaint.

      Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the
      DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG recorded an after-tax-charge of $1,150,000 in the fourth quarter of 2005, and made payments or placed in escrow approximately $1,640,000 including (i) $375,000 into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. (the Excess Casualty Fund) and
      (ii) $343,000 into a fund under the supervision of the NYAG and the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments. As of February 29, 2008, eligible policyholders entitled to receive approximately $358,700 (or 95%) of the Excess Casualty Fund had opted to receive settlement payments in exchange for releasing AIG and its subsidiaries from liability relating to certain insurance brokerage practices. In accordance with the settlement agreements, all amounts remaining in the Excess Casualty Fund were used by AIG to settle claims from other policyholders relating to such practices.

      Various state regulatory agencies have reviewed certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      not limited to, insurance brokerage practices relating to contingent commissions and the liability of certain AIG subsidiaries, including the Company, for taxes, assessments and surcharges relating to the underreporting or misreporting of workers compensation premium. On January 29, 2008 AIG reached settlements in connection with these state reviews, subject to court approval, with the Attorneys General of the States of Florida, Hawaii, Maryland, Michigan, Oregon, Texas and West Virginia, the Commonwealths of Massachusetts and Pennsylvania, and the District of Columbia; the Florida Department of Financial Services; and the Florida Office of Insurance Regulation. The settlement agreements call for AIG to pay a total of $12,500 to be allocated among the ten jurisdictions and also require AIG to continue to maintain certain producer compensation disclosure and ongoing compliance initiatives. On March 13, 2008, AIG also reached a settlement with the Pennsylvania Insurance Department, which calls for AIG to provide annual reinsurance reports and maintain certain producer compensation disclosure and ongoing compliance initiatives, and to pay a total of $13,500, $4,400 of which was previously paid to Pennsylvania in connection with prior settlement agreements.

      On February 16, 2006, the Attorney General of the State of Minnesota filed a complaint against AIG and certain of its subsidiaries, including the Company, alleging that, beginning no later than 1985, AIG made false statements and reports to Minnesota agencies and regulators, unlawfully reduced AIG's contributions and payments to Minnesota's workers' compensation funds, misreported the character of workers' compensation premiums as general or auto liability premiums, and unlawfully reduced its Minnesota tax obligations. The State of Minnesota sought injunctive relief, damages, penalties and interest. In December 2007, the parties settled the matter, which resolved claims asserted on behalf of the Minnesota Department of Revenue through tax year 2003, the Minnesota Special Compensation Fund through fiscal year 2003 and the Minnesota Attorney General through 2003, without compromising any of the claims of the Minnesota Insurance Guaranty Association, Minnesota Assigned Risk Plan or Minnesota Department of Commerce.

      On May 24, 2007, the National Workers Compensation Reinsurance Pool (NWCRP), on behalf of its participant members, filed a lawsuit against AIG and certain of its subsidiaries, including the Company (collectively, the AIG parties), with respect to the underpayment of residual market assessments for workers compensation insurance. The complaint alleges claims for violations of the Racketeer Influenced and Corrupt Organizations Act (RICO), breach of contract, fraud and related state law claims arising out of AIG's alleged underpayment of these assessments between 1970 and the present and seeks damages purportedly in excess of $1,000,000. On August 6, 2007, the court denied the AIG parties' motion seeking to dismiss or stay the complaints or in the alternative, to transfer to the Southern District of New York. On December 26, 2007, the court denied the AIG parties' motion to dismiss the complaint. On March 17, 2008, the AIG parties filed an amended answer, counterclaims and third-party claims against the National Council on Compensation Insurance (in its capacity as attorney-in-fact for the NWCRP), the NWCRP, its board members, and certain of the other insurance companies that are members of the NWCRP alleging violations of RICO, as well as claims for conspiracy, fraud, and breach of fiduciary duty. The counterclaim-and third-party defendants filed motions to dismiss on June 9, 2008.

      On January 26, 2009, the AIG parties filed a motion to dismiss all claims in the complaint for lack of subject-matter jurisdiction. On February 23, 2009, the Court issued an order denying the motion to dismiss the AIG parties' counterclaims; granting the portion of the third-party defendants' motion to dismiss as to the AIG parties' third-party claims for RICO violations and conspiracy; and denying the portion of the third-party defendants' motion to dismiss as to the AIG parties' third-party claims for fraud, breach of fiduciary duty and unjust

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      enrichment. On April 13, 2009, one of the third-party defendants filed third-party counterclaims against AIG, certain of its subsidiaries and certain former executives. On August 20, 2009, the court granted the AIG parties' motion to dismiss the NWCRP's claims for lack of subject matter jurisdiction. On September 25, 2009, the AIG parties, now in the position of plaintiff, filed an amended complaint that repleads their RICO and conspiracy claims - previously counterclaims that were dismissed without prejudice - against several competitors, as well as repleads the AIG parties' already sustained claims for fraud, breach of fiduciary duty and unjust enrichment against those parties, the NWCRP and the NCCI. On October 8, 2009, one competitor filed amended counterclaims against the AIG parties. The amended counterclaim is substantially similar to the complaint initially filed by the NWCRP, but also seeks damages related to non-NWCRP states and guaranty funds, in addition to asserting claims for other violations of state law.

      On October 30, 2009, all of the parties now in the position of defendant - the AIG parties' competitors, the NWCRP and NCCI - filed motions to dismiss many of the AIG parties' amended claims, and the AIG parties filed a motion to dismiss many of their competitor's counterclaims. On July 1, 2010 the Court denied the pending motions to dismiss as to all claims, except that it dismissed the AIG parties' claim for unjust enrichment. On July 30, 2010, the NWCRP filed a motion for reconsideration of the Court's decision denying its motion to dismiss the accounting claim asserted against it by the AIG parties, and that motion was denied on August 16, 2010.

      On April 1, 2009, a purported class action was filed in Illinois federal court against AIG and certain of its subsidiaries on behalf of a putative class of NWCRP participant members with respect to the underpayment of residual market assessments for workers compensation insurance. The complaint was styled as an "alternative complaint," should the court grant the AIG parties' motion to dismiss all claims against the defendants in the NWCRP lawsuit for lack of subject matter jurisdiction. The allegations in the class action complaint are substantially similar to those filed by the NWCRP, but the complaint adds certain former AIG executives as defendants and a RICO claim against those individuals. On August 28, 2009, the class action plaintiffs filed an amended complaint, removing the AIG executives as defendants. On October 30, 2009, the AIG parties filed a motion to dismiss many of the claims asserted in the class action complaint. On July 1, 2010, the Court denied the pending motion to dismiss as to all claims, except that it dismissed the plaintiffs' claim for promissory estoppel against the AIG subsidiary defendants (the promissory estoppel claim against AIG survives). Class discovery has been completed, and on July 16, 2010, the plaintiffs filed a motion for class certification. The AIG parties filed their opposition to this motion on October 8, 2010.

      On January 5, 2011, the AIG parties executed a term sheet with a group of intervening plaintiffs, made up of seven participating members of the NWCRP that filed a motion to intervene in the class action for the purpose of settling the claims at issue on behalf of a settlement class. The proposed class-action settlement would require AIG to pay $450,000 to satisfy all liabilities to the class members arising out of the workers compensation premium reporting issues, a portion of which would be funded out of the remaining amount held in a fund established as part of AIG's settlement with the NYAG and NYDOI in 2006 (the "Workers Compensation Fund"), as addressed above, less any amounts previously withdrawn to satisfy AIG's regulatory settlement obligations, as addressed below. On January 13, 2011, their motion to intervene was granted. On January 19, 2011, the intervening class plaintiffs filed their Complaint in Intervention. On January 28, 2011, the AIG parties and the intervening class plaintiffs entered into a settlement agreement embodying the terms set forth in the January 5, 2011 term sheet and filed a joint motion for certification of the settlement class and preliminary approval of the settlement. If approved by the

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      Court (and such approval becomes final), the settlement agreement will resolve and dismiss with prejudice all claims that have been made or that could have been made in the consolidated litigations pending in the Northern District of Illinois arising out of workers compensation premium reporting, including the class action, other than claims that are brought by or against any class member that opts out of the settlement. The $450,000 settlement amount along with the $146,500 in fines, penalties, and premium taxes discussed in the NAIC examination of workers' compensation premium reporting matter below may be funded in part from the $338,000 held in the Workers Compensation Fund. In the event that the proposed class action settlement is not approved, or that certain class members opt out of the settlement and continue to pursue their claims against the AIG parties, litigation would resume. The AIG parties have established a reserve equal to the amounts payable under the settlement.

      On March 28, 2008, a Minnesota federal court granted AIG's motion to dismiss a lawsuit filed by the Minnesota Workers Compensation Reinsurance Association and the Minnesota Workers Compensation Insurers Association against AIG and certain of its subsidiaries, including the Company, with respect to the underpayment of residual market assessments for workers compensation insurance. On April 25, 2008, plaintiffs appealed to the United States Court of Appeals for the Eighth Circuit and also filed a new complaint making similar allegations in Minnesota state court. On April 30, 2008, substantially identical claims were also filed in Minnesota state court by the Minnesota Insurance Guaranty Association and Minnesota Assigned Risk Plan. On September 11, 2008, the parties to both actions entered into a settlement, resulting in the dismissal of all claims against AIG. In exchange for the dismissal and a broad release of claims, the financial terms of the settlement provided for AIG's payment of $21,500 to plaintiffs and waiver of its right to collect $3,500 in payments due from the plaintiffs.

      A purported class action was filed in South Carolina federal court on January 25, 2008 against AIG and certain of its subsidiaries on behalf of a class of employers that obtained workers compensation insurance from AIG companies and allegedly paid inflated premiums as a result of AIG's alleged underreporting of workers compensation premiums. An amended complaint was filed on March 24, 2008, and the AIG parties filed a motion to dismiss the amended complaint on April 21, 2008. On July 8, 2008, the court granted the AIG parties' motion to dismiss all claims without prejudice and granted plaintiff leave to refile subject to certain conditions. Plaintiffs filed their second amended complaint on July 22, 2008. On March 27, 2009, the court granted the AIG parties' motion to dismiss all claims in the second amended complaint related to pre-2001 policies and all claims against certain AIG subsidiaries, denied the motion to dismiss as to claims against AIG and the remaining subsidiaries, and granted the AIG parties' motion to strike certain allegations from the complaint. On July 19, 2010, the South Carolina Supreme Court held that the filed-rate doctrine did not bar plaintiffs' claims. Merits discovery on the plaintiffs' pending claims is proceeding. However, this action no longer involves allegations of underreporting of workers' compensation premium and no longer relates to the regulatory settlements and litigation concerning those issues.

      In April 2007, the National Association of Insurance Commissioners (the
      NAIC) formed a Settlement Review Working Group, directed by the State of Indiana, to review the Workers Compensation Residual Market Assessment portion of the settlement between AIG, the NYAG, and the NYDOI. In late 2007, the Settlement Review Working Group, under the direction of Indiana, Minnesota and Rhode Island, recommended that a multi-state targeted market conduct examination focusing on workers compensation insurance be commenced under the direction of the NAIC's Market Analysis Working Group. AIG was informed of the multi-state targeted market

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      conduct examination in January 2008. The lead states in the multi-state examination are Delaware, Florida, Indiana, Massachusetts, Minnesota, New York, Pennsylvania and Rhode Island. All other states (and the District of Columbia) agreed to participate in the multi-state examination. The examination focused on legacy issues related to AIG's writing and reporting of workers compensation insurance between 1985 and 1996.

      On December 17, 2010, AIG and the lead states reached an agreement to settle all regulatory liabilities arising out of the subjects of the multistate examination. The regulatory settlement agreement, which has been agreed to by all 50 states and the District of Columbia, includes, among other terms, (i) AIG's payment of $100,000 in regulatory fines and penalties; (ii) AIG's payment of $46,500 in outstanding premium taxes;
      (iii) AIG's agreement to enter into a compliance plan describing agreed-upon specific steps and standards for evaluating AIG's ongoing compliance with state regulators governing the setting of workers compensation insurance premium rates and the reporting of workers compensation premiums; and (iv) AIG's agreement to pay up to $150,000 in contingent fines in the event that AIG fails to comply substantially with the compliance plan requirements. The $146,500 in fines, penalties and premium taxes can be funded out of the $338,000 held in the Workers Compensation Fund, discussed above, to the extent that such monies have not already been used to fund the class action settlement discussed above. The regulatory settlement is contingent upon and will not become effective until, among other events: (i) a final, court-approved settlement is reached in all the lawsuits currently pending in Illinois arising out of workers compensation premium reporting issues, discussed above, including the putative class action, except that such settlement need not resolve claims between AIG and the Liberty Mutual Group in order for the regulatory settlement to become effective; and (ii) a settlement is reached and consummated between AIG and certain state insurance guaranty funds that may assert claims against AIG for underpayment of guaranty-fund assessments.

      AIG and certain subsidiaries have established a reserve equal to the amounts payable under the proposed settlement.

      After the NYAG filed its complaint against insurance broker Marsh, policyholders brought multiple federal antitrust and Racketeer Influenced and Corrupt Organizations Act (RICO) class actions in jurisdictions across the nation against insurers and brokers, including AIG and a number of its subsidiaries, alleging that the insurers and brokers engaged in a broad conspiracy to allocate customers, steer business, and rig bids. These actions, including 24 complaints filed in different federal courts naming AIG or an AIG subsidiary as a defendant, were consolidated by the judicial panel on multi-district litigation and transferred to the United States District Court for the District of New Jersey for coordinated pretrial proceedings.

      The consolidated actions have proceeded in that court in two parallel actions, In re insurance Brokerage Antitrust Litigation (the Commercial Complaint) and In re Employee Benefit Insurance Brokerage Antitrust Litigation (the Employee Benefits Complaint, and, together with the Commercial Complaint, the multi-district litigation).

      The plaintiffs in the Commercial Complaint are a group of corporations, individuals and public entities that contracted with the broker defendants for the provision of insurance brokerage services for a variety of insurance needs. The broker defendants were alleged to have placed insurance coverage on the plaintiffs' behalf with a number of insurance companies named as defendants, including certain AIG subsidiaries, including American Home Assurance Company (American Home), AIU Insurance Company, National Union Fire Insurance Company

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      of Pittsburgh, Pa., Chartis Specialty Insurance Company (f/k/a American International Specialty Lines Insurance Company), Chartis Property Casualty Company (f/k/a both Birmingham Fire Insurance Company of Pennsylvania and AIG Casualty Company), Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, New Hampshire Insurance Company, and The Insurance Company of the State of Pennsylvania. The Commercial Complaint also named various brokers and other insurers as defendants (three of which have since settled). The Commercial Complaint alleges that defendants engaged in a widespread conspiracy to allocate customers through "bid-rigging" and "steering" practices. The Commercial Complaint also alleges that the insurer defendants permitted brokers to place business with AIG subsidiaries through wholesale intermediaries affiliated with or owned by those same brokers rather than placing the business with AIG subsidiaries directly. Finally, the Commercial Complaint alleges that the insurer defendants entered into agreements with broker defendants that tied insurance placements to reinsurance placements in order to provide additional compensation to each broker. Plaintiffs assert that the defendants violated the Sherman Antitrust Act, RICO, the antirust laws of 48 states and the District of Columbia, and were liable under common law breach of fiduciary duty and unjust enrichment theories. Plaintiffs seek treble damages plus interest and attorneys' fees as a result of the alleged RICO and the Sherman Antitrust Act violations.

      The plaintiffs in the Employee Benefits Complaint are a group of individual employees and corporate and municipal employees alleging claims on behalf of two separate nationwide purported classes: an employee class and an employer class that acquired insurance products from the defendants from January 1, 1998 to December 31, 2004. The Employee Benefits Complaint names AIG, and certain of its subsidiaries, including American Home, as well as various other brokers and insurers, as defendants. The activities alleged in the Employee Benefits Complaint, with certain exceptions, tracked the allegations of contingent commissions, bid-rigging and tying made in the Commercial Complaint.

      The court in connection with the Commercial Complaint granted (without leave to amend) defendants' motions to dismiss the federal antitrust and RICO claims on August 31, 2007 and September 28, 2007, respectively. The court declined to exercise supplemental jurisdiction over the state law claims in the Commercial Complaint and therefore dismissed it in its entirety. On January 14, 2008, the court granted defendants' motion for summary judgment on the ERISA claims in the Employee Benefits Complaint and subsequently dismissed the remaining state law claims without prejudice, thereby dismissing the Employee Benefits Complaint in its entirety. On February 12, 2008 plaintiffs filed a notice of appeal to the United States Court of Appeals for the Third Circuit with respect to the dismissal of the Employee Benefits Complaint. Plaintiffs previously appealed the dismissal of the Commercial Complaint to the United States Court of Appeals for the Third Circuit on October 10, 2007.

      On August 16, 2010, the Third Circuit affirmed the dismissal of the Employee Benefits Complaint in its entirety, affirmed in part and vacated in part the District Court's dismissal of the Commercial Complaint, and remanded the case for further proceedings consistent with the opinion. The Third Circuit also affirmed in part and vacated in part the District Court's dismissal of the Commercial Complaint, and remanded the case for further proceedings consistent with the opinion. With respect to the antitrust claims in the Commercial Complaint, the Third Circuit affirmed the dismissal of all of plaintiffs' claims, except reversed the District Court's dismissal of an alleged "Marsh-centered" conspiracy to protect incumbent insurers that is based on allegations of bid-rigging involving excess casualty insurance. The Court remanded this claim to the District Court, instructing it to consider whether plaintiffs must satisfy the heightened pleading standard for fraud, and if so, whether this remaining claim meets

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      that standard. With respect to the RICO claims in the Commercial Complaint, the Third Circuit affirmed the dismissal of all of plaintiffs' claims, except reversed the District Court's dismissal of an alleged "Marsh-centered" enterprise based on allegations of bid-rigging involving excess casualty insurance. The Court remanded this claim to the District Court for consideration as to whether plaintiffs had adequately pled the remaining RICO elements not previously considered by the District Court dismissing the Commercial Complaint. Because the Third Circuit vacated in part the judgment dismissing the federal claims in the Commercial Complaint, the Third Circuit also vacated the District Court's dismissal of the state-law claims in the Commercial Complaint. On October 1, 2010, defendants in the Commercial Complaint filed motions to dismiss the remaining remanded claims in the District Court of New Jersey.

      On March 18, 2011, AIG and its subsidiaries named as defendants, and certain other insurer and broker defendants, agreed in principle to settle the multi-district litigation with a class consisting of all purchasers of commercial insurance policies from 1998 through 2004 that were issued by any of the defendants named in the Commercial Complaint and brokered through any of the insurance brokers named as defendants in the Commercial Complaint. If the settlement is finalized and approved by the Court, and there is a minimum level of participation in the settlement fund by eligible class members, the AIG defendants will pay a total of $6,750 towards a total group settlement payment of $36,750. A portion of the total settlement fund, which includes plaintiffs' attorneys' fees and class notice and administration fees, would be distributed to purchasers of excess casualty policies from any of the settling defendants and brokered through Marsh, with the remainder being used to fund a settlement that would be paid to a charitable or educational organization to be agreed to by the settling parties. As of April 22, 2011, the AIG defendants had accrued a liability for their portion of the settlement.

      A number of complaints making allegations similar to those in the multi-district litigation have been filed against AIG, certain subsidiaries and other defendants in state and federal courts around the country. The defendants have thus far been successful in having the federal actions transferred to the District of New Jersey and consolidated into the multi-district litigation. These additional consolidated actions are still pending in the District of New Jersey, but are currently stayed. The AIG defendants have sought to have state court actions making similar allegations stayed pending resolution of the multi-district litigation. These efforts have generally been successful, although four cases have proceeded (one each in Florida and New Jersey state courts that have settled, and one each in Texas and Kansas state courts that are proceeding). In the Texas case, a hearing was held on November 11, 2009 on defendants' Special Exceptions. In the Kansas case, defendants are appealing the trial court's April 2010 denial of defendants' motion to dismiss to the Kansas Supreme Court.

      On August 24, 2007, the Ohio Attorney General filed a complaint in the Ohio Court of Common Pleas against AIG and a number of its subsidiaries, and several other broker and insurer defendants, asserting violation of Ohio's antitrust laws. The complaint, which is similar to the Commercial Complaint, alleged that the AIG defendants and the other broker and insurer defendants conspired to allocate customers, divide markets, and restrain competition in commercial lines of casualty insurance sold through the broker defendant. The complaint sought treble damages on behalf of Ohio public purchasers of commercial casualty insurance, disgorgement on behalf of both public and private purchasers of commercial casualty insurance, as well as a $0.5 per day penalty for each day of conspiratorial conduct. The AIG defendants, along with other co-defendants, moved to dismiss the complaint on November 16, 2007. On June 30, 2008, the court denied defendants' motion to dismiss. On August 18, 2008, defendants filed their answers to the complaint. On April 1, 2010, the AIG defendants and the Ohio

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      Attorney General executed an agreement settling the Ohio Attorney General's claims. The settlement agreement calls for the AIG defendants to pay a total of $9,000, and to continue to maintain certain producer compensation disclosure and ongoing compliance initiatives.

      AIG Domestic Claims, Inc. (AIGDC, n/k/a Chartis Claims, Inc.), an indirect wholly owned subsidiary of AIG that provides certain claims adjustment services to the Company, was named as a defendant in a putative class action lawsuit in the 14th Judicial District Court for the State of Louisiana. Plaintiffs were medical providers who allege that AIGDC (as well as other defendants not affiliated with the Company) failed to comply with certain provisions of the Louisiana Any Willing Provider Act (the
      Act). The complaint sought monetary penalties and injunctive relief related to preferred provider organization discounts taken by defendants on bills submitted by Louisiana medical providers and hospitals who provided treatment or services to workers' compensation claimants. These claimants were occupationally ill or injured workers whose employers were named insureds under workers compensation policies issued by various insurance companies, including the Company. On September 23, 2005, certain defendants, including AIGDC filed a motion for summary judgment, seeking dismissal of plaintiffs' claims, and plaintiffs cross-moved for partial summary judgment. On July 20, 2006, the Court both denied AIGDC's motion for summary judgment and granted plaintiffs' partial motion for summary judgment, holding that AIGDC is a "group purchaser" under the Act, and that the Act applies to medical services provided to workers' compensation claimants.

      On November 28, 2006, the Court issued an order certifying a class of providers and hospitals. In an unrelated action also arising under the Act, a Louisiana appellate court ruled that the Court lacked jurisdiction to adjudicate the claims at issue. In response, AIGDC along with its co-defendants filed an exception for lack of subject matter jurisdiction. On January 19, 2007, the Court denied the motion, holding that it has jurisdiction over the putative class claims. AIGDC, along with the other defendants in the action, appealed the Court's class certification and jurisdictional ruling.

      On January 25, 2008, plaintiffs and AIGDC agreed to resolve this action on a classwide basis for $28,750. The court granted final approval of the settlement in May 2008 and most of the settlement funds have been distributed. The action has also been dismissed with prejudice.

      AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

      Except as may have been otherwise noted above with respect to specific matters, the Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, except as may have been otherwise noted above with respect to specific matters, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

B.    LEASES

      As of December 31, 2010, all leases were transferred from the Company to National Union. The total lease expense was $0, $11,157 and $14,004 in 2010, 2009 and 2008, respectively. These lease expenses are allocated to each affiliate based upon the percentage of space occupied. The Company's share of these transactions is based on its allocation as a member of the Commercial Pool, based upon its stated pool percentage.

C.    OTHER CONTINGENCIES

      In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits. As of December 31, 2010, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements the likelihood of a loss is remote.

      The estimated loss reserves eliminated by such structured settlement annuities and the present value of annuities due from all life insurers (mostly affiliates) which the Company remains contingently liable amounted to $1,607,811 as of December 31, 2010. Also, as of December 31, 2010, the Company had the following amounts of annuities in excess of 1% of its policyholders' surplus due from the following life insurers:

                                                                                            Licensed in
Name of life insurer                                            Location      Balances        New York
------------------------------------------------------------    ---------    ----------     -----------
American General Life Insurance Company                         Texas        $   75,169         Yes
United States Life Insurance Company in the City of New York    New York        882,500         Yes
American General Life Insurance Company of Delaware             Delaware        317,994          No
BMO Life Assurance Company                                      Canada          269,011          No

      As part of its private equity portfolio investment, as of December 31, 2010 the Company may be called upon for an additional capital investment of up to $388,468. The Company expects only a small portion of this portfolio will be called during 2011.

      As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

NOTE 12 - OTHER SIGNIFICANT MATTERS

The Company underwrites a significant concentration of its direct business with brokers.

The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2010, 2009 and 2008, policyholder dividends amounted to $0, $0 and $341, respectively, and were reported as Other Income in the accompanying statements of income.

As of December 31, 2010 and 2009, other admitted assets as reported in the accompanying statements of admitted assets were comprised of the following balances:

OTHER ADMITTED ASSETS                                2010        2009
---------------------------------------------    ----------   ----------
Paid loss clearing                               $  318,312   $  301,435
Loss funds on deposit                                40,858       70,207
Other assets                                        127,464      104,219
Intangible asset - Canada                          (107,372)    (120,793)
Note receivable - reinsurance commutation            37,044       37,044
Allowance provision                                (245,740)    (265,629)
Guaranty funds receivable and on deposit             12,199       15,174
                                                 ----------   ----------

   TOTAL OTHER ADMITTED ASSETS                   $  182,765   $  141,657
                                                 ==========   ==========

Guaranty funds receivable represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years. As of December 31, 2010 and 2009, the Company's liability for insolvency assessments amounted to $40,428 and $38,272, respectively, with related assets for premium tax credits of $12,183 and $15,174, respectively. Of the amount accrued, the Company expects to pay approximately $28,245 for insolvency assessments during the next year. In addition, the Company anticipates it will realize $7,698 of premium tax offset credits and the associated liability in years two through five. The remaining $4,485 will be realized between years six and ten.

The Company routinely assesses the collectability of its receivable balances for potentially uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2010 and 2009, the Company had established an allowance for doubtful accounts of $245,740 and $265,629, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

During 2010, 2009 and 2008, the Company recorded $30,549, $25,860 and $48,507, respectively, for allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying Statements of Income.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

As of December 31, 2010 and 2009, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

OTHER LIABILITIES                                                       2010         2009
-----------------------------------------------------------------    ----------   ----------
Other liabilities, includes suspense accounts, expense
  account balances and certain accruals                              $   60,578    $  99,712
Accrued retrospective premiums                                           64,651       70,893
Deferred commission earnings                                              4,357        6,146
Servicing carrier liability                                               5,597        3,686
Retroactive reinsurance payable                                           1,258        1,733
Retroactive reinsurance reserves - assumed                                4,174        6,970
Retroactive reinsurance reserves - ceded                                 (2,077)      (2,028)
Loss clearing                                                             1,777          979
Remittances and items not allocated                                      28,426       41,968
Advance premiums                                                         11,102       12,185
Amounts withheld or retained by company for account of others            12,459        8,068
Policyholder funds on deposit                                             9,057       11,069
Liability for pension and severance pay                                  16,448       12,832
Accounts payable                                                         29,894       27,470
                                                                     ----------   ----------
   TOTAL OTHER LIABILITIES                                           $  247,701   $  301,683
                                                                     ==========   ==========

NOTE 13 - SUBSEQUENT EVENTS

Type I - Recognized Subsequent Events:

Subsequent events have been considered through April 29, 2011 for the statutory statement issued on April 29, 2011.

On February 23, 2011, NY SAP approved the Company's request to receive a capital contribution of $1,937,124 in cash from its parent Chartis U.S. Inc. and to reflect such contribution in its December 31, 2010 annual statement. The capital contribution was received by the Company on February 25, 2011.

Type II - Nonrecognized Subsequent Events:

Subsequent events have been considered through April 29, 2011 for the statutory statement issued on April 29, 2011.

On February 25, 2011, the Company entered into a Capital Maintenance Agreement
(CMA) with its Ultimate Parent, AIG. The CMA provides that in the event that the Company's Total Adjusted Capital (TAC) falls below 425% of the

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

Company's Authorized Control Level (ACL) Risk Based Capital (RBC), as estimated by the Company at the end of the first and third fiscal quarters, subject to any adjustments or modifications required by the Company's domiciliary regulator or its independent auditors, AIG will, within a specified time period prior to the close of the following fiscal quarter, contribute cash, cash equivalents, securities or other acceptable instruments that qualify as admitted assets to the Company so that the Company's TAC is projected to be equal to 425% of its ACL RBC as of the second and fourth fiscal quarters. The current CMA supersedes and replaces a CMA that related to the Company's December 31, 2009 surplus position.

On March 11, 2011 a major earthquake occurred near the northeast coast of Honshu, Japan, triggering a tsunami in the Pacific Ocean. In the first quarter of 2011, the Chartis insurers recorded a catastrophe loss of $1,300,000 related to this event, which has been named the Tohoku Earthquake and Tsunami. The loss recorded in connection with this event is a preliminary estimate based on Chartis' current assessment of the coverage provided under its direct policies and the provisions of its reinsurance coverage.

On March 28, 2011 the Company purchased structured securities from AIG for $587,571, the fair value of the assets as of the acquisition date, in an arms' length transaction. The investments purchased were asset-backed securities, primarily residential mortgage-backed securities and collateralized debt obligations.

Asbestos Loss Portfolio Transfer

On March 31, 2011, certain Chartis U.S. and non-U.S. insurers (Chartis Reinsureds), including the Commercial Pool participants, entered into a loss portfolio transfer reinsurance agreement (Asbestos Reinsurance LPT), with an inception date of January 1, 2011, with Eaglestone Reinsurance Company (Eaglestone). Under the Asbestos Reinsurance LPT, the Chartis Reinsureds transfer all of their net U.S. asbestos liabilities to Eaglestone, a newly reorganized non-pool affiliate and wholly owned subsidiary of Chartis U.S, Inc. The Chartis Reinsureds will make a payment of $2,679,000 to Eaglestone (representing the net carrying value of their asbestos reserves) and Eaglestone will provide coverage up to an aggregate limit of $5,000,000 on the assumed asbestos portfolio. The Commercial Pool participants' shares of the net ceded reserves (and payment) to Eaglestone are presented below. The Asbestos Reinsurance LPT is subject to the receipt of required regulatory approvals. The Commercial Pool Participants are seeking to account for the Asbestos Reinsurance LPT as prospective reinsurance and to record the Asbestos Reinsurance LPT in their respective first quarter 2011 financial statements.

On April 19, 2011, the Chartis Reinsureds, Eaglestone and National Indemnity Company (NICO), a subsidiary of Berkshire Hathaway, Inc., entered into a Master Transaction Agreement pursuant to which, at closing, Eaglestone and NICO will enter into a loss portfolio transfer retrocession agreement (Asbestos Retrocession LPT), with an inception date of January 1, 2011. Pursuant to the Asbestos Retrocession LPT, Eaglestone will transfer $1,870,000 of the net U.S. asbestos liabilities it assumed from the Chartis Reinsureds to NICO. Eaglestone will make a payment of $1,650,000 to NICO and NICO will provide coverage up to an aggregate limit of $3,500,000 and also assume responsibility for claims handling and collection of (and collectability risk on) the Chartis Reinsureds' third-party reinsurance related to the asbestos exposures it is assuming from Eaglestone. The closing of the transaction contemplated by the Master Transaction Agreement is subject to the receipt of required regulatory approvals and other closing conditions, and is expected to occur in the second quarter of 2011.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

Excess Workers' Compensation Loss Portfolio Transfer

On March 31, 2011, the Commercial Pool participants entered into a loss portfolio transfer agreement (Excess Workers' Compensation Reinsurance LPT), with an inception date of January 1, 2011, with Eaglestone to transfer $2,720,000 of net excess workers' compensation liabilities to Eaglestone on a funds withheld basis. The Commercial Pool participants will establish an initial funds withheld liability in the aggregate of $2,720,000 to Eaglestone and Eaglestone will provide coverage up to an aggregate limit of $5,500,000 on the assumed exposures. The Commercial Pool participants will credit interest of 4.25 percent per annum on the funds withheld balance. The Commercial Pool participants' shares of the net ceded reserves (and initial funds withheld liability) to Eaglestone are presented below. The Excess Workers' Compensation LPT is subject to the receipt of required regulatory approvals. The Commercial Pool Participants are seeking to account for the Excess Workers' Compensation Reinsurance LPT as prospective reinsurance and to record the Excess Workers' Compensation Reinsurance LPT in their respective first quarter 2011 financial statements.

                                   ASBESTOS LOSS    EXCESS WORKERS'
COMPANY                              TRANSFER        COMPENSATION          TOTAL
------------------------------     -------------    ---------------    ------------
National Union                     $     814,000    $     1,034,000    $  1,848,000
American Home                            772,000            979,000       1,751,000
C&I                                      236,000            299,000         535,000
Chartis PC                               107,000            136,000         243,000
New Hampshire                            107,000            136,000         243,000
ISOP                                     107,000            136,000         243,000
Chartis Casualty                               -                  -               -
Granite State                                  -                  -               -
Illinois National                              -                  -               -
                                   -------------    ---------------    ------------
                                   $   2,143,000    $     2,720,000    $  4,863,000
                                   =============    ===============    ============

Funding of Eaglestone Capitalization

On March 31, 2011, the Company, National Union, and New Hampshire (Funding Participants) approved the funding of $1,700,000 as part of a plan to capitalize Eaglestone. The Funding Participants will treat the distribution to their immediate parent (Chartis U.S., Inc.) as a return of capital. National Union and New Hampshire have received regulatory approvals for the return of capital, but have not yet paid their distributions of $510,000 and $170,000, respectively. The Company has not yet received regulatory approval and has not yet paid its planned distribution of $1,020,000. The Funding Participants expect to settle the distributions in the second quarter of 2011.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

      (a)   Financial Statements

            (1) Financial Statements of American General Life Insurance Company Separate Account D:

                  Report of Independent Registered Public Accounting Firm Statement of Net Assets
                  Statement of Operations
                  Statement of Changes in Net Assets
                  Notes to the Financial Statements

            (2) Consolidated Financial Statements of American General Life Insurance Company:

                  Report of Independent Registered Public Accounting Firm Consolidated Balance Sheets
                  Consolidated Statements of Income (Loss)
                  Consolidated Statements of Comprehensive Income (Loss) Consolidated Statements of Shareholder's Equity
                  Consolidated Statements of Cash Flows
                  Notes to the Consolidated Financial Statements

            (3)   Statutory Financial Statements - American Home Assurance
                  Company

                  Report of Independent Registered Public Accounting Firm Statements of Admitted Assets, Liabilities, Capital and Surplus
                  Statements of Income and Changes in Capital and Surplus Statements of Cash Flow
                  Notes to the Statutory Basis Financial Statements

      (b)   Exhibits.

1     (a)   American General Life Insurance Company of Delaware Board of
            Directors resolution authorizing the establishment of Separate
            Account D. (1)

      (b) Resolution of the Board of Directors of American General Life Insurance Company of Delaware authorizing, among other things, the re-domestication of that company in Texas and the renaming of that company as American General Life Insurance Company. (2)

      (c) Resolution of the Board of Directors of American General Life Insurance Company of Delaware providing, inter alia, for Registered Separate Accounts' Standards of Conduct. (3)

2     Custodial agreements: None.

3     (a)   (i)   Distribution Agreement between American General Equity
                  Services Corporation and American General Life Insurance
                  Company, effective October 1, 2002. (16)

            (ii)  (A)   Form of Master Marketing and Distribution Agreement, by
                        and among American General Life Insurance Company,
                        American General Securities Incorporated and Sierra
                        Investment Services Corporation. (8)

                  (B)   (1)   Master Marketing and Distribution Agreement by and
                              among American General Life Insurance Company,
                              American General Securities Incorporated, and
                              WM Funds Distributor, Inc., dated July 12, 1999.
                              (10)

                        (2) First Amendment to Master Marketing and Distribution Agreement by and Among American General Life Insurance Company, American General Distributors, Inc. and WM Funds Distributor, Inc., dated November 1, 2000. (12)

                  (C) Form of Amended and Restated Master Marketing and Distribution Agreement by and Among American General Life Insurance Company, American General Distributors, Inc. and WM Funds Distributor, Inc. (12)

      (b)   (i)   Form of Selling Group Agreement, by and among American General
                  Life Insurance Company, American General Securities
                  Incorporated and Sierra Investment Services Corporation. (8)

            (ii) Form of Selling Group Agreement, by and among American General Life Insurance Company, American General Securities Incorporated and WM Funds Distributor, Inc. (13)

      (c)   (i)   Trust Participation Agreement. (5)

            (ii) Form of First Amendment to the Trust Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, The Sierra Variable Trust and Sierra Investment Services Corporation. (8)

            (iii) Participation Agreement Among American General Life Insurance
                  Company, American General Securities Incorporated, The Sierra Variable Trust and Composite Funds Distributor, Inc. (9)

            (iv) Participation Agreement among American General Life Insurance Company, Principal Variable Contracts Fund, Inc., and Principal Funds Distributor, Inc., dated April 12, 2007. (18)

      (d)   (i)   Agreement respecting certain indemnifications given by Sierra
                  Investment Advisors Corporation and Sierra Investment Services
                  Corporation to American General Life Insurance Company and
                  American General Securities Incorporated. (5)

            (ii) Indemnification Agreement by and among American General Life Insurance Company, American General Securities Incorporated, WM Advisors, Inc., and WM Funds Distributor, Inc., dated July 12, 1999. (10)

            (iii) First Amendment to Indemnification Agreement by and among
                  American General Life Insurance Company, American General Distributors, Inc., WM Advisors, Inc. and WM Funds Distributor, Inc., dated November 1, 2000. (12)

4     (a)   Specimen form of Combination Fixed and Variable Annuity Contract
            (Form No. 97010). (8)

      (b) Specimen form of Combination Fixed and Variable Annuity Contract (Form No. 97011). (8)

      (c) Specimen form of Waiver of Surrender Charge Rider for Contract Form No. 97010 and Contract Form No. 97011. (8)

      (d)   Form of Qualified Contract Endorsement. (6)

      (e)   (i)   (A)   Specimen form of Individual Retirement Annuity
                        Disclosure Statement available under Contract Form No.
                        97010 and Contract Form No. 97011. (19)

                  (B) Specimen form of Roth Individual Retirement Annuity Disclosure Statement available under Contract Form No. 97010 and Contract Form No. 97011. (19)

            (ii)  Specimen form of Individual Retirement Annuity Endorsement.
                  (4)

            (iii) Specimen form of IRA Instruction Form. (6)

5     (a)   (i)   Specimen form of Application for Contract Form No. 97010 and
                  Contract Form No. 97011. (8)

            (ii) Specimen form of April 1, 1998 amended Application for Contract form No. 97010 and Contract Form No. 97011. (9)

            (iii) Specimen form of amended Application for Contract Form No.
                  97010 and Contract Form No. 97011. (9)

            (iv) Specimen form of Application for Contract Form No. 97010 and Contract Form No. 97011, amended October 1, 1998. (11)

            (v)   (A)   Specimen form of Application for Contract Form No. 97010
                        and Contract Form No. 97011, amended March 1, 1999. (11)

                  (B) Specimen form of Application for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2000. (13)

                  (C) Specimen form of Application limited to financial institution sales in Florida for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2000. (13)

                  (D) Specimen form of Oregon Application for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2000. (13)

                  (E)   Specimen form of Application (Form No. L 8908-97 REV
                        0399) for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2001. (14)

                  (F) Specimen form of Application (Form No. 8908-10 REV 0500) limited to financial institution sales in Florida for Contract Form No. 97010 and Contract Form No 97011, amended May 1, 2001. (14)

                  (G) Specimen form of Oregon Application (Form No. 8908-38 REV 0600) for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2001. (14)

            (vi)  Specimen form of SNAP Annuity Ticket application. (8)

      (b)   (i)   Election of Annuity Payment Option/Change Form. (5)

            (ii) Specimen form of Absolute Assignment to Effect Section 1035(a) Exchange and Rollover of a Life Insurance Policy or Annuity Contract. (6)

      (c)   (i)   Contract Service Request, including telephone transfer
                  authorization for Contract Form No. 97010 and Contract
                  Form No. 97011. (8)

            (ii) Contract Service Request, amended April 1, 1998, including telephone transfer authorization for Contract No. 97010 and Contract Form No. 97011. (9)

            (iii) Amended Contract Service Request, including telephone transfer authorization for Contract No. 97010 and Contract Form No. 97011. (9)

            (iv)  (A)   Contract Service Request, amended March 1, 1999,
                        including telephone transfer authorization for Contract
                        Form No. 97010 and Contract Form No. 97011. (11)

                  (B) Contract Service Request, amended May 1, 2000, including telephone transfer authorization for Contract Form No. 97010 and Contract Form No. 97011. (13)

                  (C) Form of Dollar Cost Averaging Enrollment Form for Contract Form No. 97010 and Contract Form No. 97011.
                        (13)

                  (D) Contract Service Request, amended May 1, 2001, including telephone transfer authorization for Contract Form No. 97010 and Contract Form No. 97011. (14)

            (v) Form of Authorization Limited to Execution of Transaction Requests for Contract. (4)

            (vi)  Form of Transaction Request Form. (6)

6     (a)   Amended and Restated Articles of Incorporation of American General
            Life Insurance Company, effective December 31, 1991. (2)

      (b) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995, incorporated by reference to Post-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998.

      (c) Bylaws of American General Life Insurance Company, restated as of June 8, 2005. (7)

7     None

8     (a)   Form of Letter Agreement between Sierra Investment Services
            Corporation and American General Life Insurance Company regarding expenses. (8)

      (b) Administrative Services Agreement between American General Life Insurance Company and WM Advisors, Inc. dated as of October 2, 1998.
            (11)

      (c) Amendment No. 1 to Administrative Services Agreement between American General Life Insurance Company and WM Advisors, Inc. dated as of January 1, 2000. (13)

      (d) Form of Addendum to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, American General Life Companies, LLC and American General Equity Services Corporation, effective May 1, 2004. Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D, filed on May 2, 2005.

      (e) General Guarantee Agreement between American General Life Insurance Company and American Home Assurance Company. (15)

      (f) Notice of Termination of General Guarantee Agreement as published in the Wall Street Journal on November 24, 2006. (18)

      (g) Unconditional Capital Maintenance Agreement Between American International Group, Inc. and American General Life Insurance Company (Filed herewith)

9     (a)   Opinion and Consent of Counsel for Depositor. (8)

9     (b)   Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel
            to American Home Assurance Company. (17)

10    Consent of Independent Registered Public Accounting Firm. (Filed herewith)

11    Not applicable

12    None

13    Not applicable

14    American Home Assurance Company Power of Attorney. (Filed herewith)

----------
(1) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 2-49805) of American General Life Insurance Company Separate Account D filed on December 6, 1973.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on December 31, 1991.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on March 29, 1993.

(5) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on October 18, 1993.

(6) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on April 28, 1995.

(7) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on August 12, 2005, accession number 0001193125-05-0165474.

(8) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on February 12, 1997.

(9) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 1, 1998, accession number 0000904456-98-000109.

(10) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on April 21, 2000, accession number 000089243-00-000913.

(11) Previously filed in Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 23, 1999, accession number 0000899243-99-000787.

(12) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on April 5, 2001, accession number 0000899243-01-000859.

(13) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 25, 2000, accession number 0000899243-00-000935.

(14) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 18, 2001, accession number 0000899243-01-000892.

(15) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on August 12, 2005, accession number 0000089031-05-000008.

(16) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D, filed November 8, 2002, accession number 0000899243-02-002829.

(17) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File Nos. 333-25549) of American General Life Insurance Company Separate Account D, filed on October 25, 2005, Accession No. 0000950129-05-010062.

(18) Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File Nos. 333-25549) of American General Life Insurance Company Separate Account D, filed on May 1, 2007, Accession No. 0001193125- 07-097393.

(19) Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File Nos. 333-25549) of American General Life Insurance Company Separate Account D, filed on April 30, 2008, Accession No. 0001193125- 08-097296.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors, executive officers, and, to the extent responsible for variable annuity operations, other officers of the depositor are listed below.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

   NAME AND PRINCIPAL        POSITIONS AND OFFICES WITH DEPOSITOR
    BUSINESS ADDRESS         AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------------     ---------------------------------------
Mary Jane B. Fortin          Director, Chairman,  President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein          Director, Senior Vice President and Chief and Appointed Actuary
2727-A Allen Parkway
Houston, TX 77019

Jeffrey H. Carlson           Director, Executive Vice President, Chief Service and Information Officer
2727-A Allen Parkway
Houston, TX 77019

Don W. Cummings              Director, Senior Vice President and Chief Financial Officer
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings             Director, Executive Vice President, General Counsel and Secretary
2929 Allen Parkway
Houston, TX 77019

Ronald J. Harris             President-Matrix Direct
9640 Granite Ridge Drive
San Diego, CA 92123

Steven D. Anderson           Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Erik A. Baden                Senior Vice President-Strategic Marketing and Business Development
2929 Allen Parkway
Houston, TX 77019

Wayne A. Barnard             Senior Vice President and Illustration Actuary
2929 Allen Parkway
Houston, TX 77019

David W. Butterfield         Senior Vice President
3600 Route 66
Neptune, NJ 07753

Donna Fahey                  Senior Vice President
3600 Route 66
Neptune, NJ 07753

Brad J. Gabel                Vice President, Chief Underwriter
1200 N. Mayfair Road
Milwaukee, WI 53226

John Gatesman                Senior Vice President
2929 Allen Parkway
Houston, TX 77019

   NAME AND PRINCIPAL        POSITIONS AND OFFICES WITH DEPOSITOR
    BUSINESS ADDRESS         AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------------     ---------------------------------------
Robert F. Herbert, Jr.       Senior Vice President, Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

Glen D. Keller               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Stephen Kennedy              Senior Vice President
2727-A Allen Parkway
Houston, TX 77017

Frank A. Kophamel            Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Simon J. Leech               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Edmund D. McClure            Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard D. McFarland         Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo             Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Larry Nisenson               Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Barry Pelletteri             Senior Vice President
3600 Route 66
Neptune, NJ 07753

John W. Penko                Senior Vice President
Walnut Glen Tower
8144 Walnut Hill Lane
Dallas, TX 75231

Rodney E. Rishel             Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben           Senior Vice President
3051 Hollis Drive
Springfield, IL 62704

Durr Sexton                  Senior Vice President
2929 Allen Parkway
Houston, TX 77019

   NAME AND PRINCIPAL        POSITIONS AND OFFICES WITH DEPOSITOR
    BUSINESS ADDRESS         AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------------     ---------------------------------------
Chris N. Aiken               Vice President
2727-A Allen Parkway
Houston, TX 77019

Chris Ayers                  Vice President
2727-A Allen Parkway
Houston, TX 77019

Edward F. Bacon              Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel               Vice President
2929 Allen Parkway
Houston, TX 77019

Robert Beauchamp             Vice President
2929 Allen Parkway
Houston, TX 77019

Michael B. Boesen            Vice President
2929 Allen Parkway
Houston, TX 77019

Laura J. Borowski            Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

David R. Brady               Vice President
599 Lexington Avenue
New York, NY 10022

James B. Brown               Vice President
2800 North Central Ave.
Phoenix, AZ 85004

Dan Chamberlain              Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark E. Childs               Vice President
2727-A Allen Parkway
Houston, TX 77019

Robert M. Cicchi             Vice President
2727-A Allen Parkway
Houston, TX 77019

Lawrence C. Cox              Vice President
2929 Allen Parkway
Houston, TX 77019

Timothy M. Donovan           Vice President
2929 Allen Parkway
Houston, TX 77019

                                      C - 7

   NAME AND PRINCIPAL        POSITIONS AND OFFICES WITH DEPOSITOR
    BUSINESS ADDRESS         AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------------     ---------------------------------------
Jay Drucker                  Vice President
2929 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi          Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

Royce Fithen                 Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Frederick J. Garland, Jr.    Vice President
2929 Allen Parkway
Houston, TX 77019

Liza Glass                   Vice President
2727-A Allen Parkway
Houston, TX 77019

Leo W. Grace                 Vice President and Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Richard L. Gravette          Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Lori S. Guadagno             Vice President
599 Lexington Avenue
New York, NY 10022

Daniel J. Gutenberger        Vice President and Medical Director
2727-A Allen Parkway
Houston, TX 77019

Roger E. Hahn                Vice President and Chief Investment Officer
2929 Allen Parkway
Houston, TX 77019

Joel H. Hammer               Vice President
599 Lexington Avenue
New York, NY 10022

D. Leigh Harrington          Vice President
2727-A Allen Parkway
Houston, TX 77019

Michael S. Harrison          Vice President
2929 Allen Parkway
Houston, TX 77019

William Patrick Hayes        Chief Compliance Officer
2929 Allen Parkway
Houston, TX 77019

   NAME AND PRINCIPAL        POSITIONS AND OFFICES WITH DEPOSITOR
    BUSINESS ADDRESS         AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------------     ---------------------------------------
Tim Heslin                   Vice President
2929 Allen Parkway
Houston, TX 77019

Keith C. Honig               Vice President
1 SunAmerica Center
1999 Avenue of the Stars
Los Angeles, CA 90067

Stephen D. Howard            Vice President
2727-A Allen Parkway
Houston, TX 77019

Donald E. Huffner            Vice President and Real Estate Investment Officer
599 Lexington Avenue
New York, NY 10022

S. Caitlin Irby              Vice President
2929 Allen Parkway
Houston, TX 77019

Walter P. Irby               Vice President
2929 Allen Parkway
Houston, TX 77019

Sharla A. Jackson            Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Wesley E. Jarvis             Vice President
3600 Route 66
Neptune, NJ 07753

Debra H. Kile                Vice President and Medical Director
2727-A Allen Parkway
Houston, TX 77019

Michael J. Krugel            Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

Melvin C. McFall             Vice President
2727-A Allen Parkway
Houston, TX 77019

Lochlan O. McNew             Vice President and Investment Officer
2929 Allen Parkway
Houston, TX 77019

Gwendolyn J. Mallett         Vice President
2727-A Allen Parkway
Houston, TX 77019

W. Larry Mask                Vice President, Real Estate Investment Officer and Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

   NAME AND PRINCIPAL        POSITIONS AND OFFICES WITH DEPOSITOR
    BUSINESS ADDRESS         AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------------     ---------------------------------------
Beverly A. Meyer             Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

Candace A. Michael           Vice President
2727-A Allen Parkway
Houston, TX 77019

Michael R. Murphy            Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

David W. Napoli              Vice President
2929 Allen Parkway
Houston, TX 77019

Deanna D. Osmonson           Vice President
2727-A Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.         Vice President, Real Estate Investment Officer and Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Cathy A. Percival            Vice President and Medical Director
2727-A Allen Parkway
Houston, TX 77019

Carin M Phelan               Vice President
2929 Allen Parkway
Houston, TX 77019

Glenn H. Plotkin             Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

John R. Rafferty             Vice President
2929 Allen Parkway
Houston, TX 77019

Terri Robbins                Vice President
175 Water Street
New York, NY 10038

Debbie Runge                 Vice President, Human Resources
2727-A Allen Parkway
Houston, TX 77019

Carly Sanchez                Vice President  and Chief Diversity Officer
2727-A Allen Parkway
Houston, TX  77019

Michael C. Sibley            Vice President
Walnut Glen Tower
8144 Walnut Hill Lane
Dallas, TX 75231

   NAME AND PRINCIPAL        POSITIONS AND OFFICES WITH DEPOSITOR
    BUSINESS ADDRESS         AMERICAN GENERAL LIFE INSURANCE COMPANY
------------------------     ---------------------------------------
T. Clay Spires               Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Dale A. Stewart              Vice President and General Auditor
2727-A Allen Parkway
Houston, TX 77019

Gregory R. Thornton          Vice President
3051 Hollis Drive
Springfield, IL 62704

Veronica Torralba            Vice President
2727-A Allen Parkway
Houston, TX 77019

Christian D. Weiss           Vice President
2727-A Allen Parkway
Houston, TX 77019

Cynthia P. Wieties           Vice President
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones              Chief Counsel - Business Lines and Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American General Group, Inc.'s Form 10-K, SEC file number 001-08787, Accession No. 0001047469-11-001283, filed February 24, 2011.
Exhibit 21 is incorporated herein by reference.

The Registrant is a Separate Account of American General Life Insurance Company (Depositor).

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2011 there were 3,486 owners of the Contracts, of which 1,427 were qualified Contracts and 2,059 were non-qualified Contracts.

ITEM 28. INDEMNIFICATION

Article VII, section 1, of the Company's By-Laws provides, in part, that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Company) by reason of the fact that such person is or was serving at the request of the Company, against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner such person reasonably believed to be in the best interest of the Company and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.

Article VII, section 1 (in part), section 2, and section 3, provide that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action by or in the right of the Company to procure a judgment in its favor by reason of the fact that such person is or was acting on behalf of the Company, against expenses actually and reasonably incurred by such person in connection with the defense or settlement of such action if such person acted in good faith, in a manner such person believed to be in the best interests of the Company, and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

No indemnification shall be made under Article VII, section 1: (a) in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable to the Company, unless and only to the extent that the court in which such action was brought shall determine upon application that, in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for the expenses which such court shall determine; (b) of amounts paid in settling or otherwise disposing of a threatened or pending action with or without court approval; or (c) of expense incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval.

Article VII, section 3, provides that, with certain exceptions, any indemnification under Article VII shall be made by the Company only if authorized in the specific case, upon a determination that indemnification of the person is proper in the circumstances because the person has met the applicable standard of conduct set forth in section 1 of Article VII by; (a) a majority vote of a quorum consisting of directors who are not parties to such proceeding; (b) approval of the shareholders, with the shares owned by the person to be indemnified not being entitled to vote thereon; or (c) the court in which such proceeding is or was pending upon application made by the Company or the indemnified person or the attorney or other persons rendering services in connection with the defense, whether or not such application by the attorney or indemnified person is opposed by the Company.

Article VII, section 7, provides that for purposes of Article VII, those persons subject to indemnification include any person who is or was a director, officer, or employee of the Company, or is or was serving at the request of the Company as a director, officer, or employee of another foreign or domestic corporation which was a predecessor corporation of the Company or of another enterprise at the request of such predecessor corporation.

Section 12 of the Trust Participation Agreement that is incorporated by reference in Exhibit 3(c)(i) of this Registration Statement as amended by Form of First Amendment to the Trust Participation Agreement that is filed as Exhibit 3(c)(ii) to this Registration Statement are hereby incorporated by reference in response to this item. Section 12.1 thereof provides that the Company will indemnify The Sierra Variable Trust (the "Trust") and Sierra Investment Services Corporation (the "Distributor") and their directors, trustees, officers and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Company is responsible in this Registration Statement or otherwise or due to the Company's failure to meet its obligations under the Trust Participation Agreement. Section 12.2 thereof provides that the Distributor will indemnify the Trust, the Company, American General Equity Services Corporation ("AGESC") and their officers, trustees, employees and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Distributor or its affiliates are responsible in this Registration Statement or otherwise or as a result of any failure by the Trust or the Distributor to meet its obligations under the Trust Participation Agreement.

Section 6 of the Master Marketing and Distribution Agreement that is filed as
Exhibit 3(a)(ii)(B) to this Registration Statement is hereby incorporated by reference in response to this item. Paragraph 5.1 thereof provides that the Company and AGESC will indemnify the Distributor and any other broker-dealer affiliated with the Distributor and contracted to sell the Contracts, and their officers, directors and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Company or AGESC is responsible in this Registration Statement or due to any negligent, illegal or fraudulent acts of the Company or AGESC. Paragraph 5.2 provides that the Distributor will indemnify the Company and AGESC, and their officers, directors and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Distributor or its affiliates are responsible in this Registration Statement, or as a result of any negligent, illegal or fraudulent acts or omissions by the Distributor.

The Agreement filed as Exhibit 3(d)(ii) to this Registration Statement is hereby incorporated by reference in response to this item. Pursuant to that Agreement, the Distributor and WM Advisors, Inc. agree to indemnify the Company and AGESC with respect to liabilities arising out of the negligence or bad faith of the Distributor, WM Advisors, Inc. or any sub-investment adviser to the Trust in performing their obligations to the Trust, including the obligations of WM Advisors, Inc. and the sub-investment advisers to operate the Trust in compliance with Sub-Chapter M and Section 817(h) of the Internal Revenue Code of 1986, as amended. The Distributor and the Adviser also agree to indemnify the Company and AGESC for 50% of any other liabilities or costs that they incur as a result of any failure of the Trust to comply with Sub-Chapter M or Section 817(h) that does not result from such negligence or bad faith.

The Distribution Agreement filed as Exhibit 3(a)(i) to this Registration Statement is hereby incorporated by reference in response to this item. Under part EIGHTH of that agreement, the Company agrees to indemnify AGESC from liabilities and costs that it may incur as a result of any misstatements or omissions of material facts in this Registration Statement or otherwise for which the Company is responsible; and AGESC agrees to indemnify the Company against costs and liabilities that the Company may incur as a result of any act of an employee of AGESC.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Other Activity. Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for the following investment companies:

AMERICAN GENERAL LIFE INSURANCE COMPANY
Separate Account A
Separate Account D
Separate Account VA-1
Separate Account VA-2
Separate Account VUL
Separate Account VUL-2

AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE
Variable Account I
Variable Account II

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
Variable Account A
Variable Account B

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
Separate Account USL VA-R
Separate Account USL VL-R

(b) Management.

   NAME AND PRINCIPAL        POSITIONS AND OFFICES WITH UNDERWRITER
    BUSINESS ADDRESS         AMERICAN GENERAL EQUITY SERVICES CORPORATION
------------------------     --------------------------------------------
Mary Jane B. Fortin          Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX  77019

David W. O'Leary             Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire              Director and Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Kyle L. Jennings             Executive Vice President, General Counsel and Secretary
2929 Allen Parkway
Houston, TX 77019

Larry Blews                  Vice President and Chief Compliance Officer
2727-A Allen Parkway
Houston, TX  77019

                                      C - 13

   NAME AND PRINCIPAL        POSITIONS AND OFFICES WITH UNDERWRITER
    BUSINESS ADDRESS         AMERICAN GENERAL EQUITY SERVICES CORPORATION
------------------------     --------------------------------------------
Robert F. Herbert, Jr.       Vice President
2727-A Allen Parkway
Houston, TX 77019

Deanna D. Osmonson           Vice President
2727-A Allen Parkway
Houston, TX 77019

T. Clay Spires               Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Rhonda Washington            Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

Lauren W. Jones              Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Ann Wohn                     Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming              Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore             Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

(c) Not Applicable.

ITEM 30. LOCATION OF RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Companies at its principal executive office located at 2727-A Allen Parkway, Houston, TX 77019 or at American General Life Insurance Company's Administrative Office located at 3051 Hollis Drive, Springfield, Illinois 62704.

ITEM 31. MANAGEMENT SERVICES

None

ITEM 32. UNDERTAKINGS

Undertakings of the Registrant

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by these prospectuses, a space that an applicant can check to request a Statement of Additional Information ("Statement"), or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can remove to send for a Statement; C) to deliver any Statement or financial statements required to be made available under this Form promptly upon written or oral request.

Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners an offer to supply the Statement of Additional Information, which shall contain the annual audited statutory financial statements of American Home, free of charge upon a contract owner's request.

Representation Regarding Reasonableness of Aggregate Fees and Charges Deducted Under Contracts

The American General Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American General Life Insurance Company.

                               POWERS OF ATTORNEY

      Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Don W. Cummings and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account D, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 29th day of April, 2011.

                                  AMERICAN GENERAL LIFE INSURANCE COMPANY
                                  SEPARATE ACCOUNT D
                                  (Registrant)

                             BY:  AMERICAN GENERAL LIFE INSURANCE COMPANY
                                  (On behalf of the Registrant and itself)

                             BY:  /s/ ROBERT F. HERBERT, JR.
                                  ---------------------------------------------
                                  ROBERT F. HERBERT, JR.
                                  SENIOR VICE PRESIDENT,
                                  TREASURER AND CONTROLLER

      Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, on behalf of the Depositor and Registrant, in the capacities and on the dates indicated.

Signature                       Title                        Date
-----------------------------   --------------------------   -------------------
/s/ MARY JANE B. FORTIN         Director, President and      April 29, 2011
-----------------------------   Chief Executive Officer
MARY JANE B. FORTIN

/s/ DON W. CUMMINGS             Director, Senior             April 29, 2011
-----------------------------   Vice President and
DON W. CUMMINGS                 Chief Financial Officer

/s/ KYLE L. JENNINGS            Director, Executive Vice     April 29, 2011
-----------------------------   President, General Counsel
KYLE L. JENNINGS                and Secretary

/s/ DAVID R. ARMSTRONG          Director                     April 29, 2011
-----------------------------
DAVID R. ARMSTRONG

/s/ ROBERT M. BEUERLEIN         Director                     April 29, 2011
-----------------------------
ROBERT M. BEUERLEIN

/s/ JEFFREY H. CARLSON          Director                     April 29, 2011
-----------------------------
JEFFREY H. CARLSON

/s/ DAVID W. O'LEARY            Director                     April 29, 2011
-----------------------------
DAVID W. O'LEARY

                                   SIGNATURES

      American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 28th day of April, 2011.

                                  AMERICAN HOME ASSURANCE COMPANY

                             BY:  /s/ SEAN T. LEONARD
                                  -----------------------------------
                                  SEAN T. LEONARD
                                  CHIEF FINANCIAL OFFICER AND
                                  SENIOR VICE PRESIDENT

      This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                              Title                       Date
-----------------------------   --------------------------   -------------------
*PETER D. HANCOCK               Chairman and Director        April 28, 2011
-----------------------------
PETER D. HANCOCK

*JOHN Q. DOYLE                  Director, President and      April 28, 2011
-----------------------------   Chief Executive Officer
 JOHN Q. DOYLE

*ROBERT S. SCHIMEK              Director                     April 28, 2011
-----------------------------
 ROBERT S. SCHIMEK

*JAMES BRACKEN                  Director                     April 28, 2011
-----------------------------
JAMES BRACKEN

*PETER J. EASTWOOD              Director                     April 28, 2011
-----------------------------
PETER J. EASTWOOD

*DAVID N. FIELDS                Director                     April 28, 2011
-----------------------------
 DAVID N. FIELDS

*DAVID L. HERZOG                Director                     April 28, 2011
-----------------------------
 DAVID L. HERZOG

*LOUIS P. IGLESIAS              Director                     April 28, 2011
-----------------------------
LOUIS P. IGLESIAS

*MONIKA M. MACHON               Director                     April 28, 2011
-----------------------------
MONIKA M. MACHON

*KRISTIAN P. MOOR               Director                     April 28, 2011
-----------------------------
 KRISTIAN P. MOOR

*RALPH W. MUCERINO              Director                     April 28, 2011
------------------
 RALPH W. MUCERINO

*SID SANKARAN                   Director                     April 28, 2011
-----------------------------
SID SANKARAN

*CHRISTOPHER L. SPARRO          Director                     April 28, 2011
-----------------------------
CHRISTOPHER L. SPARRO

*NICHOLAS C. WALSH              Director                     April 28, 2011
-----------------------------
NICHOLAS C. WALSH

*MARK T. WILLIS                 Director                     April 28, 2011
-----------------------------
MARK T. WILLIS

* BY:  /s/ SEAN T. LEONARD
       ---------------------------------------------------
       SEAN T. LEONARD
       ATTORNEY-IN-FACT
       (Exhibit 14 to the Registration Statement)

                                Index of Exhibits

Exhibit No.
8(g)         Capital Maintenance Agreement

10           Consent of Independent Registered Public Accounting Firm.

14           Powers of Attorney - American Home Assurance Company.